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HARTFORD LEADERS SOLUTION PLUS
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
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This prospectus describes information you should know before you purchase Series
I and Series IR of Hartford Leaders Solution Plus variable annuity. Please read it carefully before you purchase your variable annuity.

We call this annuity Hartford Leaders Solution Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

Hartford Leaders Solution Plus variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- MERRILL LYNCH GLOBAL GROWTH V.I. FUND SUB-ACCOUNT which purchases Class I shares of Merrill Lynch Global Growth V.I. Fund of Merrill Lynch Variable Series Funds, Inc.

- MERRILL LYNCH LARGE CAP GROWTH V.I. FUND SUB-ACCOUNT which purchases Class I shares of Merrill Lynch Large Cap Growth V.I. Fund of Merrill Lynch Variable Series Funds, Inc.

- AIM V.I. AGGRESSIVE GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Aggressive Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. BASIC VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Basic Value Fund of the A I M Variable Insurance Funds

- AIM V.I. BLUE CHIP FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Blue Chip Fund of the A I M Variable Insurance Funds

- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Capital Appreciation Fund of the A I M Variable Insurance Funds

- AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Dent Demographic Trends Fund of the A I M Variable Insurance Funds

- AIM V.I. GOVERNMENT SECURITIES FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Government Securities Fund of the A I M Variable Insurance Funds

- AIM V.I. INTERNATIONAL GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. International Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. MID CAP CORE EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Mid Cap Core Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. PREMIER EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Premier Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. SMALL CAP EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Small Cap Equity Fund of the A I M Variable Insurance Funds

- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Income Securities Fund")

- FRANKLIN LARGE CAP GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Large Cap Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Large Cap Growth Securities Fund")

- FRANKLIN REAL ESTATE FUND SUB-ACCOUNT (Closed to Contracts issued on or after May 1, 2002) which purchases Class 2 shares of the Franklin Real Estate Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Real Estate Fund")

- FRANKLIN RISING DIVIDENDS SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Rising Dividends Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Rising Dividends Securities Fund")

- FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND SUB-ACCOUNT (formerly Franklin Small Cap Fund Sub-Account) which purchases Class 2 shares of the Franklin Small-Mid Cap Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small-Mid Cap Growth Securities Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Global Equity Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Mid Cap Growth Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- New Discovery Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS VALUE SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Value Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MUTUAL DISCOVERY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Mutual Discovery Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Discovery Securities Fund")

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON FOREIGN SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Foreign Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Foreign Securities Fund")

- TEMPLETON GLOBAL ASSET ALLOCATION FUND SUB-ACCOUNT (Closed to Contracts issued on or after May 1, 2002) which purchases Class 2 shares of the Templeton Global Asset Allocation Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Global Asset Allocation Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.
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PROSPECTUS DATED: MAY 6, 2005
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 6, 2005
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4
                                                 HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                            PAGE
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
DEFINITIONS                                                                   5
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FEE TABLES                                                                    7
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HIGHLIGHTS                                                                    9
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GENERAL CONTRACT INFORMATION                                                 11
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  Hartford Life Insurance Company                                            11
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  The Separate Account                                                       11
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  The Funds                                                                  11
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PERFORMANCE RELATED INFORMATION                                              15
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FIXED ACCUMULATION FEATURE                                                   15
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THE CONTRACT                                                                 17
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  Purchases and Contract Value                                               17
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  Charges and Fees                                                           22
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  The Hartford's Principal First                                             25
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  Death Benefit                                                              27
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  Surrenders                                                                 31
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ANNUITY PAYOUTS                                                              32
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OTHER PROGRAMS AVAILABLE                                                     35
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OTHER INFORMATION                                                            36
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  Legal Matters                                                              37
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  More Information                                                           38
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FEDERAL TAX CONSIDERATIONS                                                   38
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     44
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           45
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           49
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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   52
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APPENDIX IV -- ACCUMULATION UNIT VALUES                                      53
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

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                                                                               5
HARTFORD LIFE INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

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6
                                                 HARTFORD LIFE INSURANCE COMPANY
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DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner, or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                                                               7
HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      8%
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    Second Year                                         8%
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    Third Year                                          8%
---------------------------------------------------------
    Fourth Year                                         8%
---------------------------------------------------------
    Fifth Year                                          7%
---------------------------------------------------------
    Sixth Year                                          6%
---------------------------------------------------------
    Seventh Year                                        5%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2) Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.50%
---------------------------------------------------------
    Administrative Charge                            0.15%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.65%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    The Hartford's Principal First Charge            0.50%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            2.50%
---------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.48%      9.88%
--------------------------------------------------------------

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8
                                                 HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                              $2,034
----------------------------------------------------------
3 years                                             $4,172
----------------------------------------------------------
5 years                                             $5,926
----------------------------------------------------------
10 years                                            $9,114
----------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                              $1,269
----------------------------------------------------------
3 years                                             $3,534
----------------------------------------------------------
5 years                                             $5,460
----------------------------------------------------------
10 years                                            $9,110
----------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                              $1,277
----------------------------------------------------------
3 years                                             $3,540
----------------------------------------------------------
5 years                                             $5,466
----------------------------------------------------------
10 years                                            $9,114
----------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

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HARTFORD LIFE INSURANCE COMPANY
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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       8%
----------------------------------------------
         5                       7%
----------------------------------------------
         6                       6%
----------------------------------------------
         7                       5%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X  Premium Payments that have been in your Contract for more than seven years

X  Payment Enhancements or earnings

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the underlying Funds. See the Funds' prospectuses accompanying this prospectus for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

10
                                                 HARTFORD LIFE INSURANCE COMPANY
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CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us.

The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.
If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- the Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Interest Accumulation Value from the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
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If you or your Annuitant are age 70 through 75 on the date the Earnings
Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            2/15/05        A+  Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                        2/15/05       AA-  Financial strength
---------------------------------------------------------------------------------
 Fitch                                    2/15/05       AA   Financial strength
---------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on December 8, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Merrill Lynch Large Cap Growth V.I. Fund and the Merrill Lynch Global Growth V.I. Fund, are series of Merrill Lynch Variable Series Funds, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is advised by Merrill Lynch Investment Managers, L.P. (formerly Merrill Lynch Asset Management, L.P.), an indirect wholly-owned subsidiary of Merrill Lynch & Co.

12
                                                 HARTFORD LIFE INSURANCE COMPANY
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The AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue
Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund and AIM V.I. Small Cap Equity Fund are portfolios of AIM Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds. H.S. Dent Advisors, Inc. is the subadvisor to the AIM V.I. Dent Demographic Trends Fund.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at
333 South Hope Street Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford or its affiliates. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment manager to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Global Equity Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark-Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series, and MFS-Registered Trademark- Value Series are series of the MFS-Registered Trademark- Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Rising Dividends Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Strategic Income Securities Fund, Templeton Global Asset Allocation Fund, Templeton Foreign Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares are available for Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund. The investment manager of the Franklin Income Securities Fund, Franklin Large Cap Growth Fund, Franklin Real Estate Fund, Franklin Small-Mid Cap Growth Securities Fund and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at One Franklin Parkway, San Mateo, California 94403. The investment manager of Franklin Rising Dividends Securities Fund is Franklin Advisory Services, LLC, located at One Parker Plaza, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund and Mutual Discovery Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 2 Exchange Square, Hong Kong. Under an agreement with Templeton Global Advisors Limited, Templeton Asset Management, Ltd. serves as Templeton Growth Securities Fund sub-advisor. The investment manager of Templeton Global Asset Allocation Fund and Templeton Foreign Securities Fund is Templeton Investment Counsel LLC, located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel LLC, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global advisors Limited, and Templeton Asset Management, Ltd are wholly owned by Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MERRILL LYNCH GLOBAL GROWTH V.I. FUND -- Seeks to achieve long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average earnings growth.

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
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MERRILL LYNCH LARGE CAP GROWTH V.I. FUND -- Seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of large cap companies located in the United States, placing particular emphasis on companies believed to have good prospects for earnings growth.

AIM V.I. AGGRESSIVE GROWTH FUND -- Seeks long-term growth of capital. Invests primarily in common stocks of small- and medium-sized companies.

AIM V.I. BASIC VALUE FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and are believed to be undervalued in relation to long-term earnings power or other factors.

AIM V.I. BLUE CHIP FUND -- Seeks long-term growth of capital.

AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital. Invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -- Seeks long-term growth of capital. Invests in securities of companies that are likely to benefit from changing demographic, economic, and lifestyle trends.

AIM V.I. GOVERNMENT SECURITIES FUND -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the United States Government.

AIM V.I. INTERNATIONAL GROWTH FUND -- Seeks to provide long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign over-the-counter market.

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks to achieve long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AIM V.I. SMALL CAP EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN INCOME SECURITIES FUND -- Seeks to maximize income while maintaining prospects for capital appreciation.

FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- Seeks capital appreciation.

FRANKLIN REAL ESTATE FUND (Closed to Contracts issued on or after May 1, 2002) -- Seeks capital appreciation, with current income as a secondary goal.

FRANKLIN RISING DIVIDENDS SECURITIES FUND -- Seeks long-term capital appreciation while attempting to preserve capital.

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14
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND (formerly Franklin Small Cap
Fund) -- Seeks long-term capital growth.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks a high level of current income, with capital appreciation over the long term as a secondary objective.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

MFS-Registered Trademark- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-Registered Trademark- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-Registered Trademark- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-Registered Trademark- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-Registered Trademark- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-Registered Trademark- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-Registered Trademark- MID CAP GROWTH SERIES -- Seeks long-term growth of capital.

MFS-Registered Trademark- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-Registered Trademark- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-Registered Trademark- VALUE SERIES -- Seeks capital appreciation and reasonable income.

MUTUAL DISCOVERY SECURITIES FUND -- Seeks capital appreciation.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation with income as a secondary goal.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation.

TEMPLETON FOREIGN SECURITIES FUND -- Seeks long-term capital growth.

TEMPLETON GLOBAL ASSET ALLOCATION FUND (Closed to Contracts issued on or after May 1, 2002) -- Seeks high total return.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

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In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

IF YOU SIGNED THE APPLICATION FOR YOUR CONTRACT ON OR AFTER DECEMBER 12, 2002, OR IF YOUR CONTRACT WAS ISSUED ON OR

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AFTER DECEMBER 12, 2002, YOU CANNOT ALLOCATE ANY PREMIUM PAYMENTS OR TRANSFER
ANY CONTRACT VALUE TO THE FIXED ACCUMULATION FEATURE UNTIL FURTHER NOTICE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

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We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?
You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $10,000. For additional Premium Payments, the minimum initial Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with total Premium Payments made to this Contract and any other Contract we issue to you or your Annuitant. In Maryland, Massachusetts, Oregon and Alabama, Premium Payments may only be made during the first Contract Year.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

X 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

X 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

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The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, Hartford will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

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- The net asset value per share of each Fund at the end of the prior Valuation
  Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.

You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received in good order on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.

Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Contract Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the

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Hartford Stock HLS Fund Sub-Account into another Sub-Account.

SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:

X  20 Transfer Rule;

X  Abusive Trading Policy; and

X  Third Party Transfer Service Agreements.

THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, voice recording unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.

We actively monitor Contract Owner's compliance with this policy. Our computer system will automatically send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, the computer system will not allow you to do another Sub-Account transfer by telephone, voice recording unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.

Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.

THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. We do not currently require Contract Owners or others to sign these agreements. However, if we believe that these agreements may help curb frequent transfers, or for any other reason, we may, without notice, begin requiring these agreements again.

In the event such separate agreements are required, the terms and conditions of these agreements may vary from one agreement to the next but all of these agreements, without exception, would be more restrictive than our regular policies that restrict excessive Sub-Account transfers.

ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.

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SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer
Rule and the Abusive Trading Policy do not apply to all Contract Owners and do not apply in all circumstances, which we describe here:

- The 20 Transfer Rule and the Abusive Trading Policy do not apply to certain Contracts serviced by Windsor Securities, Inc., a registered broker-dealer firm, that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit its Contract Owners' Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.

- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.

Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule. There are also some Third Party Transfer Service Agreements that are customized for certain brokers that contain transfer limitations that are also more restrictive than the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

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WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND
PROCEDURES REGARDING FREQUENT TRADING?

We print the prospectus for the variable annuity together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

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The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       8%
----------------------------------------------
         5                       7%
----------------------------------------------
         6                       6%
----------------------------------------------
         7                       5%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser.

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       7%
----------------------------------------------
         5                       6%
----------------------------------------------
         6                       5%
----------------------------------------------
         7                       4%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued,
  (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent

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                                                 HARTFORD LIFE INSURANCE COMPANY
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  Deferred Sales Charge period under an Annuity Payout Option which allows
  Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) or you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements credited for more than seven years, then from Premium Payments invested for less than seven years and then from the Payment Enhancements credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per annum against all Contract Values held in the Separate Account during both he accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

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PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this prospectus.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION DEATH BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment, not including Payment Enhancements, is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-

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                                                 HARTFORD LIFE INSURANCE COMPANY
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calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

- The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

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HARTFORD LIFE INSURANCE COMPANY
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Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner or the Annuitant dies before we begin to make annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract any Payment Enhancements and proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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EARNINGS PROTECTION BENEFIT

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

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HARTFORD LIFE INSURANCE COMPANY
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- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

WAIVER OF CONTRACTUAL PROVISIONS AFFECTING THE CALCULATION OF THE DEATH BENEFIT -- According to your Contract's Death Benefit provisions, when we calculate the Death Benefit we deduct any Payment Enhancements that we credit to your Contract within 12 months of death. However, Hartford has agreed to waive this deduction for as long as you own this Contract. When we calculate your Death Benefit we will not deduct any Payment Enhancements that we credit to your Contract within 12 months of death.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

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HARTFORD LIFE INSURANCE COMPANY
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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                     THEN THE . . .
----------------------------------------------------------------------------------------------
Contract Owner                  The Annuitant is living         Designated Beneficiary becomes
                                                                the Contract Owner.
----------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    Contract Owner receives a
                                                                payout at death, if any.
----------------------------------------------------------------------------------------------
Annuitant                       The Annuitant is also the       Designated Beneficiary
                                Contract Owner                  receives a payout at death, if
                                                                any.
----------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender
Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship, unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for

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Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for variable dollar amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

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IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

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The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a program will not affect Contract Owners currently enrolled in the program. There is no additional charge for these programs.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

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OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are Registered Representatives of broker-dealers that have entered into distribution agreements with HSD.

Upfront commissions paid by Hartford will not be more than 7% of Premium Payments. Trail commissions will not be more than 1% of Contract Value. From time to time Hartford may also pay or permit other promotional incentives, in cash or credit or other compensation.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") -- In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and 12b-1 fees, the distributor or its affiliates pay, out of their own assets, significant additional compensation ("Additional Payments") to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the variable annuity contracts ("Contracts") based on a number of factors. This additional compensation is not paid directly by you.

With the exception of certain compensation arrangements discussed herein, and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets i.e., assets held over one year) and on sales of the Contracts attributable to a particular Financial Intermediary, may, but are normally not expected to, exceed, in the aggregate 0.12% of the average net assets of the Contracts attributable to a particular Financial Intermediary. A listing of Financial Intermediaries to whom the distributor makes such Additional Payments is provided below. Separate Additional Payments may also be made in connection with the sale and distribution of the Contracts in such forms as, among others, "due diligence"payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail below. With the exception of certain Negotiated Additional Amounts specifically discussed herein, payments of Negotiated Additional Amounts did not exceed $12 million per Financial Intermediary for the calendar year ended December 31, 2004. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Contract over another Contract. Please consult your Financial Intermediary for more information.

DISTRIBUTION ARRANGEMENTS -- Contracts issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively "Hartford Life") are continuously offered and sold by selected broker-dealers who have selling agreements with Hartford Life. Except as discussed below, Hartford Life bears all the expenses of providing services pursuant to Contracts including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature.

In addition to the commissions described herein, Hartford Life and its affiliates pay, out of their own assets, Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts. Certain Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses. Such Additional Payments are generally made for the placement of the Contracts on a Financial Intermediary's list of annuity products available for purchase by its customers. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the annuity products and payments for providing training and information relating to the annuity product and (2) "marketing support" fees for providing assistance in promoting the sale of the annuity product. (Negotiated Additional Amounts). Subject to NASD regulations, Hartford Life and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of the Contracts, as well as sponsor various annuity product educational programs, sales contests and/or promotions in which Financial Intermediaries that participate may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or

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software. Hartford Life and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for the Contracts or the amount that a registered representative will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one annuity product over another annuity product. Please consult your Financial Intermediary for more information.

As of December 31, 2004 Hartford Life has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses to A.G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, AMSouth Investment Services, Inc., Bancwest Investment Services, Inc., Cadaret Grant & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Cuso Financial Services, L.P., Duerr Financial Corporation, Edward D. Jones & Co., L.P., FFP Securities, Inc., Fifth Third Securities, First Citizens Investor Services, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., Heim & Young Securities, The Huntington Investment Company, Infinex Financial Group, ING Advisors Network, Investacorp, Inc., Investment Professionals, Inc., James T. Borello & Co., Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., Legg Mason Wood Walker, Incorporated, Lincoln Financial, Linsco/Private Ledger Corp., M&T Securities, Merrill Lynch Pierce Fenner & Smith, First Montauk Securities Corp., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Incorporated, Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., NFP Securities, Inc., Parker/Hunter Incorporated, Pension Planners, PFIC Securities Corporation, Piper Jaffray & Co., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James Financial Services, RBC Dain Rauscher Inc., Securities America, Inc., Sigma Financial Corporation, Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, TFS Securities, Inc., The Investment Center, Inc., Triad Advisors, Inc., UBS Financial Services, Inc., Uvest Financial Services Group Inc., Wachovia Securities, LLC., Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WM Financial Services, Inc., Woodbury Financial Services, Inc., XCU Capital Corporation, Inc. Hartford Life may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts are negotiated based on a range of qualitative factors, including, but not limited to, access and opportunity to provide product education and training, assistance with the development and implementation of joint marketing and business plans, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.

For the fiscal year ended December 31, 2004, Hartford Life or its affiliates paid approximately $50 million in total Additional Payments, including Negotiated Additional Amounts to Financial Intermediaries.

LEGAL MATTERS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and

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the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS

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THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED
TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX
LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to the Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "owner" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of an "owner." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "owner." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no

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    "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior

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periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and
(b) 5 years have elapsed since the first of these periodic payments.

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

    g. ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered intofor tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

    h. PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

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- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.

Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax

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rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is
(1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt

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employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72 (t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the entire value of all benefits provided under a Contract as of the close of business on the last day of the previous calendar year. The death benefit and any optional benefits purchased under the Contract may affect the amount of the minimum required distribution that must be taken. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments if the payment structure satisfies certain rules set forth in Income Tax Regulations.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002 and in 2004, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

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For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
 $  9,722   to be deducted from the Interest Accumulation Value equals
 --------
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
 $ 11,413   to be deducted from the Interest Accumulation Value equals
 --------
 $ 93,587   the New Interest Accumulation Value

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                                                 HARTFORD LIFE INSURANCE COMPANY
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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract Anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$6,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($0),

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

- minus any Payment Enhancements ($4,000),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- On your fifth Contract Anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$14,000 which is greater than zero, so there is a $14,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($14,000),

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0),

So the Contract gain equals $34,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($14,000),

- minus any Payment Enhancements ($4,000),

Which equals $86,000. The cap is 200% of $86,000 which is $172,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $34,000 or $13,600 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $133,600.

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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                              53
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.118   $     0.898   $     1.180   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.230   $     1.118   $     0.898   $     1.180         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      800           678           413             8         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.130            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.202            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       88            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.178   $     0.896   $     1.170   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.287   $     1.178   $     0.896   $     1.170         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    6,087         4,961         2,956           232         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.176            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.258            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      339            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.064   $     0.864   $     1.190   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.095   $     1.064   $     0.864   $     1.190         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    2,267         2,297         1,587           465         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.059            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.071            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      220            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

54
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.189   $     0.933   $     1.254   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.247   $     1.189   $     0.933   $     1.254         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      892           615           497           222         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.191            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.219            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        7            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.161   $     0.859   $     1.288   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.237   $     1.161   $     0.859   $     1.288         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      335           226            92            28         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.182            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.209            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      179            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.071   $     1.077   $     0.999   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.080   $     1.071   $     1.077   $     0.999         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                   16,589        14,720         9,089           126         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.060            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.056            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      348            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

                                                                              55
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.159   $     0.913   $     1.100   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.413   $     1.159   $     0.913   $     1.100         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      304           184           316            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.176            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.382            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        3            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.261   $     1.007   $     1.152   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.412   $     1.261   $     1.007   $     1.152         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    5,563         4,313         1,500            62         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.265            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.380            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      184            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     0.984   $     0.800   $     1.166   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.024   $     0.984   $     0.800   $     1.166         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    4,688         1,548           664            27         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     0.979            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.001            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      272            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

56
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.783   $    10.286            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.605   $    10.783            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       43             2            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.045            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.489            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        4            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.231   $     8.544   $     9.913   $    10.026   $  9.185
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.903   $    10.231   $     8.544   $     9.913   $ 10.026
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    2,488         1,791         1,239           581        285
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.368            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.888            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      141            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     0.913   $     0.710   $     0.939   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.986   $     0.913   $     0.710   $     0.939         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                   14,944        10,119         6,673         1,022         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     0.915            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.963            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      849            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

                                                                              57
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    12.592   $    11.349   $    11.089   $    10.424   $ 10.187
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.094   $    12.592   $    11.349   $    11.089   $ 10.424
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    2,203         1,834         1,425           752        334
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.047            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.337            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       51            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.504   $     7.894   $     9.402   $    11.143   $ 16.074
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.725   $    10.504   $     7.894   $     9.402   $ 11.143
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      707           627           840           493        373
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.492            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.181            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       45            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    11.651   $     7.715   $     9.689   $    11.304   $ 17.949
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.853   $    11.651   $     7.715   $     9.689   $ 11.304
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      371           304           296           276        222
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     8.731            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     9.893            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       33            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

58
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.342   $     7.686   $    10.343   $    12.847   $ 14.655
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.445   $    10.342   $     7.686   $    10.343   $ 12.847
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    5,624         4,619         3,807         3,157      2,066
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.305            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.827            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      469            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.736   $     8.242   $    10.261   $    10.172   $  9.277
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.656   $    10.736   $     8.242   $    10.261   $ 10.172
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    6,094         4,994         4,634         3,393      1,979
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.099            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.710            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      319            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     9.830   $     7.410   $     8.847   $    11.227   $ 17.289
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.537   $     9.830   $     7.410   $     8.847   $ 11.227
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,433           992         1,231         1,362        657
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     6.902            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.878            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       65            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

                                                                              59
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    11.970   $     8.743   $     9.422   $     9.999   $ 12.616
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.987   $    11.970   $     8.743   $     9.422   $  9.999
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      172           129           110           101         92
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.301            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.915            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       17            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    11.956   $     9.228   $     9.950            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.390   $    11.956   $     9.228            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,574           689           110            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.959            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.123            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      226            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.331   $     8.273   $    10.016            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.968   $    10.331   $     8.273            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      205            37             4            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.388            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.749            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       14            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

60
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    16.261   $    12.178   $    12.129   $    11.430   $  8.568
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    21.082   $    16.261   $    12.178   $    12.129   $ 11.430
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       94           104           104            77         30
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    15.142            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    18.835            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    12.079   $     9.941            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.188   $    12.079            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      667           129            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.150            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.011            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      112            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    11.011   $     8.156   $    11.627   $    13.948   $ 21.677
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.074   $    11.011   $     8.156   $    11.627   $ 13.948
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      788           651           424           371        234
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     6.468            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     6.816            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       72            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

                                                                              61
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    13.219   $    11.165   $    10.799   $    10.505   $ 10.109
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.304   $    13.219   $    11.165   $    10.799   $ 10.505
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      713           489           273           143         34
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.721            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.522            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       48            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.073   $     1.082   $     1.085   $     1.061   $  1.024
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.065   $     1.073   $     1.082   $     1.085   $  1.061
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                   10,476        13,080        63,098        31,627     19,329
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.003            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.989            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      541            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     9.494   $     7.227   $     9.168            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.760   $     9.494   $     7.227            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     9.315            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.539            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

62
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.040   $     7.574   $     9.375            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.588   $    10.040   $     7.574            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        4             3            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.248            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.371            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     7.543   $     6.019   $     8.704   $    11.565   $ 14.317
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.344   $     7.543   $     6.019   $     8.704   $ 11.565
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      327           354           372           503        402
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     5.752            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     6.149            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        3            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     6.650   $     5.192   $     7.968   $    12.180   $ 18.198
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.389   $     6.650   $     5.192   $     7.968   $ 12.180
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      414           456           595           713        587
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     4.540            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     4.856            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       12            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

                                                                              63
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.221   $     8.128   $     9.378   $    10.588   $ 11.465
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.891   $    10.221   $     8.128   $     9.378   $ 10.588
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       87            49            54            24         26
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     9.275            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.528            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        1            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     7.129   $     5.891   $     8.265   $    11.077   $ 13.029
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.656   $     7.129   $     5.891   $     8.265   $ 11.077
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      482           558           534           618        403
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     5.798            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     6.041            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       20            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     7.547   $     6.281   $     8.079   $     9.773   $  9.418
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.266   $     7.547   $     6.281   $     8.079   $  9.773
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      678           411           402           430        261
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.599            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.165            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       32            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

64
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.832   $     9.336   $     9.254   $     9.217   $ 10.141
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.630   $    10.832   $     9.336   $     9.254   $  9.217
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      856           739           504           238        101
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.877            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.488            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       31            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     5.203   $     3.860   $     6.909   $     8.520         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     5.863   $     5.203   $     3.860   $     6.909         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      574           485           381           200         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     5.795            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     6.178            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       24            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    11.406   $     8.672   $    12.895   $    13.804   $ 17.516
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.951   $    11.406   $     8.672   $    12.895   $ 13.804
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      314           238           188           128         91
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.854            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.728            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       37            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

                                                                              65
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    11.636   $    10.169   $    10.902   $    11.056   $  9.159
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.741   $    11.636   $    10.169   $    10.902   $ 11.056
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,873         1,442         1,157           588        240
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.725            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.571            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       97            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- VALUE SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    12.218   $     9.988            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.842   $    12.218            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       79             6            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.278            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.656            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       23            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    12.407   $    10.026            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.424   $    12.407            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      243            89            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.496            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.230            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       26            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

66
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    12.254   $     9.954   $    11.476   $    10.899   $  9.276
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.576   $    12.254   $     9.954   $    11.476   $ 10.899
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,717         1,173           825           409        125
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.170            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.236            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      149            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.363   $     6.853   $     6.964   $     7.703   $ 10.600
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.725   $    10.363   $     6.853   $     6.964   $  7.703
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      104            59            37            22         23
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.219            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.279            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        8            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     9.048   $     6.957   $     8.685   $    10.512   $ 10.669
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.549   $     9.048   $     6.957   $     8.685   $ 10.512
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      803           306           528           384        172
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     8.722            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     9.878            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       44            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

                                                                              67
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    11.550   $     8.899   $     9.462   $    10.682   $ 10.949
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.147   $    11.550   $     8.899   $     9.462   $ 10.682
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       81            85            78            64         65
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.932            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.136            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.708   $     8.239   $    10.276   $    10.586   $  9.578
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.221   $    10.708   $     8.239   $    10.276   $ 10.586
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      915           394           259           319         65
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.391            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.536            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      313            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

 (a)  Inception date January 30, 2004.

To obtain a Statement of Additional Information for Series I and Series IR of Hartford Leaders Solution Plus variable annuity, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
            SERIES I AND SERIES IR OF HARTFORD LEADERS SOLUTION PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 6, 2005
Date of Statement of Additional Information: May 6, 2005

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2004: $130,282,452; 2003: $107,572,884; and 2002: $48,058,316.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.118   $     0.898   $     1.180   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.230   $     1.118   $     0.898   $     1.180         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       800           678           413             8         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     1.115   $     0.896   $     1.179   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.224   $     1.115   $     0.896   $     1.179         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        76            76            71            17         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     1.113   $     0.895   $     1.179   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.222   $     1.113   $     0.895   $     1.179         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,125             2             2            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.109   $     0.894   $     0.839            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.216   $     1.109   $     0.894            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     3,136         2,995           272            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     1.109   $     0.894   $     1.179   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.216   $     1.109   $     0.894   $     1.179         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     3,136         2,995           272            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.135            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.211            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       601            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.107   $     0.893   $     0.839            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.211   $     1.107   $     0.893            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       601           283            18            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.106   $     0.893   $     0.839            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.210   $     1.106   $     0.893            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       567            33            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.133            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.207            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       430            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.132            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.206            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       143            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.104   $     0.892   $     0.839            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.206   $     1.104   $     0.892            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       143           135             9            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.130            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.202            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        88            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.178   $     0.896   $     1.170   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.287   $     1.178   $     0.896   $     1.170         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     6,087         4,961         2,956           232         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     1.174   $     0.894   $     1.170   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.280   $     1.174   $     0.894   $     1.170         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       504           573           534            42         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     1.172   $     0.894   $     1.169   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.278   $     1.172   $     0.894   $     1.169         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     5,086           464           440           146         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.168   $     0.892   $     0.849            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.272   $     1.168   $     0.892            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    14,046        11,364         1,769            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     1.168   $     0.892   $     1.169   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.272   $     1.168   $     0.892   $     1.169         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    14,046        11,364         1,769            97         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.181            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.268            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     3,538            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.166   $     0.892   $     0.849            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.268   $     1.166   $     0.892            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     3,538           475            75            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.165   $     0.891   $     0.849            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.266   $     1.165   $     0.891            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     3,158           268            41            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.179            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.263            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       859            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.178            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.261            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       547            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.163   $     0.891   $     0.849            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.261   $     1.163   $     0.891            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       547           422           127            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.176            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.258            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       339            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.064   $     0.864   $     1.190   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.095   $     1.064   $     0.864   $     1.190         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,267         2,297         1,587           465         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     1.060   $     0.862   $     1.189   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.090   $     1.060   $     0.862   $     1.189         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        61            77            26            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     1.059   $     0.862   $     1.189   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.088   $     1.059   $     0.862   $     1.189         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       846            90            85           156         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.055   $     0.860   $     0.831            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.083   $     1.055   $     0.860            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     4,209         4,068           354            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     1.055   $     0.860   $     1.188   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.083   $     1.055   $     0.860   $     1.188         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     4,209         4,068           354            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.064            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.079            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,130            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.053   $     0.860   $     0.831            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.079   $     1.053   $     0.860            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,130           183            18            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.052   $     0.859   $     0.831            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.077   $     1.052   $     0.859            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       934            30             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.061            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.075            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       325            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.061            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.073            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       271            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.050   $     0.859   $     0.831            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.073   $     1.050   $     0.859            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       271            90            19            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.059            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.071            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       220            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.189   $     0.933   $     1.254   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.247   $     1.189   $     0.933   $     1.254         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       892           615           497           222         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     1.185   $     0.931   $     1.254   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.241   $     1.185   $     0.931   $     1.254         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        53            90            57            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     1.183   $     0.931   $     1.253   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.239   $     1.183   $     0.931   $     1.253         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       587            46            63           129         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.179   $     0.929   $     0.882            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.233   $     1.179   $     0.929            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,862         1,730           192            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     1.179   $     0.929   $     1.253   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.233   $     1.179   $     0.929   $     1.253         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,862         1,730           192            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.196            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.228            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       511            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.177   $     0.928   $     0.882            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.228   $     1.177   $     0.928            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       511           220            22            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.176   $     0.928   $     0.882            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.227   $     1.176   $     0.928            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       504            20             4            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.193            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.224            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       107            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.193            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.222            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        63            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.174   $     0.928   $     0.882            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.222   $     1.174   $     0.928            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        63            57             4            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.191            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.219            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         7            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.161   $     0.859   $     1.288   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.237   $     1.161   $     0.859   $     1.288         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       335           226            92            28         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     1.158   $     0.857   $     1.288   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.231   $     1.158   $     0.857   $     1.288         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        24            41            21            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     1.156   $     0.857   $     1.287   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.229   $     1.156   $     0.857   $     1.287         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       346           144           144            57         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.152   $     0.855   $     0.830            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.223   $     1.152   $     0.855            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,589         1,163            79            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     1.152   $     0.855   $     1.287   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.223   $     1.152   $     0.855   $     1.287         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,589         1,163            79            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.187            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.218            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       309            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.150   $     0.855   $     0.830            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.218   $     1.150   $     0.855            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       309            30            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.149   $     0.854   $     0.830            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.217   $     1.149   $     0.854            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       254            40            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.185            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.214            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        55            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.184            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.212            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        40            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.147   $     0.854   $     0.830            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.212   $     1.147   $     0.854            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        40            20            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.182            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.209            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       179            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.071   $     1.077   $     0.999   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.080   $     1.071   $     1.077   $     0.999         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    16,589        14,720         9,089           126         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     1.067   $     1.075   $     0.999   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.075   $     1.067   $     1.075   $     0.999         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       798           731         1,018            41         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     1.066   $     1.074   $     0.999   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.073   $     1.066   $     1.074   $     0.999         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    17,412           370           712            85         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.062   $     1.072   $     1.046            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.068   $     1.062   $     1.072            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    17,404        19,325         4,407            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     1.062   $     1.072   $     0.998   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.068   $     1.062   $     1.072   $     0.998         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    17,404        19,325         4,407            10         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.064            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.064            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    10,307            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.060   $     1.072   $     1.045            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.064   $     1.060   $     1.072            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    10,307           341            89            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.059   $     1.071   $     1.045            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.063   $     1.059   $     1.071            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     5,285           383            77            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.062            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.060            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,068            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.061            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.059            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       434            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.057   $     1.071   $     1.045            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.059   $     1.057   $     1.071            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       434           295            42            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.060            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.056            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       348            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.159   $     0.913   $     1.100   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.413   $     1.159   $     0.913   $     1.100         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       304           184           316            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     1.155   $     0.911   $     1.100   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.406   $     1.155   $     0.911   $     1.100         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        10            15            15             6         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     1.153   $     0.910   $     1.100   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.404   $     1.153   $     0.910   $     1.100         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       626            24            23            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.149   $     0.908   $     0.939            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.397   $     1.149   $     0.908            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       731           434            79            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     1.149   $     0.908   $     1.099   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.397   $     1.149   $     0.908   $     1.099         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       731           434            79            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.181            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.392            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       470            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.147   $     0.908   $     0.939            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.392   $     1.147   $     0.908            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       470             2             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.146   $     0.908   $     0.939            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.390   $     1.146   $     0.908            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       212            22             2            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.178            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.387            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       109            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.178            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.385            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        35            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.144   $     0.907   $     0.939            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.385   $     1.144   $     0.907            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        35             5             4            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.176            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.382            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.261   $     1.007   $     1.152   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.412   $     1.261   $     1.007   $     1.152         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     5,563         4,313         1,500            62         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     1.257   $     1.005   $     1.151   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.405   $     1.257   $     1.005   $     1.151         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       409           410           272            10         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     1.255   $     1.004   $     1.151   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.403   $     1.255   $     1.004   $     1.151         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     5,094           232           187           170         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.251   $     1.003   $     0.955            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.396   $     1.251   $     1.003            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    13,227        10,856         1,682            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     1.251   $     1.003   $     1.151   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.396   $     1.251   $     1.003   $     1.151         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    13,227        10,856         1,682            52         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.271            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.391            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     3,493            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.248   $     1.002   $     0.954            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.391   $     1.248   $     1.002            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     3,493           377            62            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.248   $     1.002   $     0.954            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.389   $     1.248   $     1.002            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,470           132            38            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.268            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.386            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,199            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.267            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.384            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       414            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.245   $     1.001   $     0.954            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.384   $     1.245   $     1.001            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       414           258            35            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.265            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.380            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       184            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     0.984   $     0.800   $     1.166   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.024   $     0.984   $     0.800   $     1.166         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     4,688         1,548           664            27         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     0.981   $     0.799   $     1.166   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.019   $     0.981   $     0.799   $     1.166         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       134            91            84            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     0.980   $     0.798   $     1.166   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.017   $     0.980   $     0.798   $     1.166         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    13,502           125           142            48         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     0.977   $     0.797   $     0.765            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.012   $     0.977   $     0.797            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     6,145         4,579           827            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     0.977   $     0.797   $     1.165   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.012   $     0.977   $     0.797   $     1.165         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     6,145         4,579           827             1         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     0.984            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.009            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     7,243            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     0.974   $     0.796   $     0.765            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.009   $     0.974   $     0.796            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     7,243           162            43            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     0.974   $     0.796   $     0.765            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.008   $     0.974   $     0.796            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,702            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     0.981            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.005            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       627            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     0.981            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.004            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       280            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     0.972   $     0.795   $     0.765            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.004   $     0.972   $     0.795            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       280           106            17            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     0.979            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.001            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       272            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.783   $    10.286            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.605   $    10.783            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        43             2            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    10.780   $    10.285            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.584   $    10.780            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    10.779   $    10.285            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.577   $    10.779            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        99            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.775   $    10.284            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.556   $    10.775            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        57             7            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    10.775   $    10.284            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.556   $    10.775            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        57             7            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.054            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.535            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        74            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.772   $    10.283            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.535   $    10.772            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        74            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.771   $    10.283            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.528   $    10.771            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        91            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.049            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.514            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.048            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.507            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.768   $    10.282            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.507   $    10.768            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.045            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.489            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.231   $     8.544   $     9.913   $    10.026   $  9.185
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.903   $    10.231   $     8.544   $     9.913   $ 10.026
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,488         1,791         1,239           581        285
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    10.166   $     8.502   $     9.880   $    10.008   $  9.179
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.818   $    10.166   $     8.502   $     9.880   $ 10.008
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       174           151           128            54          7
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    10.416   $     8.716   $    10.133   $    10.477         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.078   $    10.416   $     8.716   $    10.133         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     3,024           301           345            66         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.107   $     8.470   $     8.391            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.733   $    10.107   $     8.470            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     3,421         2,812           534            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    10.107   $     8.470   $     9.861   $    10.210         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.733   $    10.107   $     8.470   $     9.861         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     3,421         2,812           534            66         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.151            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.694            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,164            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.086   $     8.464   $     8.391            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.694   $    10.086   $     8.464            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,164           211            17            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.078   $     8.463   $     8.391            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.681   $    10.078   $     8.463            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       981           105            10            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.389            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.930            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       195            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.121            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.643            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       124            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.057   $     8.457   $     8.390            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.643   $    10.057   $     8.457            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       124           104            12            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.368            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.888            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       141            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     0.913   $     0.710   $     0.939   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.986   $     0.913   $     0.710   $     0.939         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    14,944        10,119         6,673         1,022         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     0.910   $     0.709   $     0.938   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.981   $     0.910   $     0.709   $     0.938         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       984           792           610            68         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     0.909   $     0.708   $     0.938   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.979   $     0.909   $     0.708   $     0.938         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    14,674         1,756         1,831           670         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     0.905   $     0.706   $     0.693            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.974   $     0.905   $     0.706            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    27,652        24,376         5,142            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     0.905   $     0.706   $     0.937   $     1.000         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.974   $     0.905   $     0.706   $     0.937         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    27,652        24,376         5,142           524         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     0.919            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.970            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     8,662            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     0.903   $     0.706   $     0.693            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.970   $     0.903   $     0.706            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     8,662         1,276           156            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     0.903   $     0.706   $     0.693            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.969   $     0.903   $     0.706            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     4,892           990           346            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     0.917            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.967            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,338            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     0.916            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.966            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,058            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     0.901   $     0.705   $     0.693            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.966   $     0.901   $     0.705            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,058         1,302           119            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     0.915            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.963            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       849            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    12.592   $    11.349   $    11.089   $    10.424   $ 10.187
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.094   $    12.592   $    11.349   $    11.089   $ 10.424
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,203         1,834         1,425           752        334
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    12.512   $    11.293   $    11.051   $    10.405   $ 10.181
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.991   $    12.512   $    11.293   $    11.051   $ 10.405
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       200           185           184           108         48
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    12.096   $    10.923   $    10.695   $    10.346         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.553   $    12.096   $    10.923   $    10.695         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,471           223           237            96         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.439   $    11.250   $    10.521            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.890   $    12.439   $    11.250            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,546         2,068           501            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    12.439   $    11.250   $    11.031   $    10.686         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.890   $    12.439   $    11.250   $    11.031         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,546         2,068           501           128         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.500            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.843            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,000            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.412   $    11.243   $    10.520            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.843   $    12.412   $    11.243            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,000           108            15            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.404   $    11.241   $    10.520            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.827   $    12.404   $    11.241            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       585            74            18            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.071            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.384            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       145            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.463            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.781            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       113            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.377   $    11.234   $    10.520            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.781   $    12.377   $    11.234            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       113           105            27            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.047            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.337            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        51            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.504   $     7.894   $     9.402   $    11.143   $ 16.074
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.725   $    10.504   $     7.894   $     9.402   $ 11.143
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       707           627           840           493        373
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    10.437   $     7.855   $     9.370   $    11.122   $ 16.064
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.634   $    10.437   $     7.855   $     9.370   $ 11.122
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        74            86            81            56         56
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     8.145   $     6.133   $     7.319   $     9.183         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     9.074   $     8.145   $     6.133   $     7.319         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       553           106           134            48         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.376   $     7.825   $     7.297            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.543   $    10.376   $     7.825            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       664           548           172            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    10.376   $     7.825   $     9.353   $    11.751         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.543   $    10.376   $     7.825   $     9.353         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       664           548           172            48         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.499            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.501            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       348            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.354   $     7.820   $     7.296            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.501   $    10.354   $     7.820            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       348            17            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.347   $     7.819   $     7.296            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.487   $    10.347   $     7.819            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       169            13             2            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     8.183            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.952            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        42            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.467            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.445            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        33            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.325   $     7.814   $     7.296            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.445   $    10.325   $     7.814            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        33            21             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.492            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.181            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        45            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    11.651   $     7.715   $     9.689   $    11.304   $ 17.949
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.853   $    11.651   $     7.715   $     9.689   $ 11.304
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       371           304           296           276        222
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    11.577   $     7.677   $     9.657   $    11.283   $ 17.937
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.745   $    11.577   $     7.677   $     9.657   $ 11.283
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        26            36            33            36         31
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     8.594   $     5.702   $     7.175   $     8.752         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.198   $     8.594   $     5.702   $     7.175         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       519             4             9             1         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.509   $     7.648   $     7.602            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.637   $    11.509   $     7.648            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       576           426            82            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    11.509   $     7.648   $     9.639   $    11.773         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.637   $    11.509   $     7.648   $     9.639         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       576           426            82            14         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.953            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.588            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       297            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.485   $     7.643   $     7.601            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.588   $    11.485   $     7.643            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       297            29             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.477   $     7.641   $     7.601            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.572   $    11.477   $     7.641            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       116             9             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     8.863            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.061            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        53            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.918            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.522            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        26            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.452   $     7.637   $     7.601            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.522   $    11.452   $     7.637            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        26            14             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     8.731            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     9.893            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        33            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.342   $     7.686   $    10.343   $    12.847   $ 14.655
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.445   $    10.342   $     7.686   $    10.343   $ 12.847
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     5,624         4,619         3,807         3,157      2,066
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    10.277   $     7.648   $    10.308   $    12.823   $ 14.646
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.355   $    10.277   $     7.648   $    10.308   $ 12.823
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       442           507           470           372        163
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     7.184   $     5.349   $     7.213   $     9.525         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.934   $     7.184   $     5.349   $     7.213         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     8,603           600           576           472         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.217   $     7.619   $     6.922            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.266   $    10.217   $     7.619            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     8,451         7,382         1,235            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    10.217   $     7.619   $    10.289   $    13.605         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.266   $    10.217   $     7.619   $    10.289         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     8,451         7,382         1,235           295         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.443            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.225            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     3,122            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.195   $     7.614   $     6.922            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.225   $    10.195   $     7.614            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     3,122           244            47            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.188   $     7.612   $     6.922            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.212   $    10.188   $     7.612            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,146           200            54            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.292            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.827            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       665            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.412            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.171            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       510            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.166   $     7.608   $     6.921            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.171   $    10.166   $     7.608            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       510           327            36            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.305            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.827            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       469            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.736   $     8.242   $    10.261   $    10.172   $  9.277
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.656   $    10.736   $     8.242   $    10.261   $ 10.172
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     6,094         4,994         4,634         3,393      1,979
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    10.668   $     8.202   $    10.227   $    10.153   $  9.271
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.564   $    10.668   $     8.202   $    10.227   $ 10.153
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       469           515           455           405        200
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    10.839   $     8.337   $    10.401   $    10.745         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.744   $    10.839   $     8.337   $    10.401         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     6,349           466           436           266         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.605   $     8.170   $     7.765            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.474   $    10.605   $     8.170            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     7,823         6,950         1,351            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    10.605   $     8.170   $    10.208   $    10.560         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.474   $    10.605   $     8.170   $    10.208         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     7,823         6,950         1,351           403         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.801            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.432            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     3,306            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.583   $     8.165   $     7.765            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.432   $    10.583   $     8.165            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     3,306           274            33            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.575   $     8.163   $     7.765            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.419   $    10.575   $     8.163            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,090           252            65            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.961            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.586            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       501            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.769            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.377            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       378            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.553   $     8.158   $     7.765            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.377   $    10.553   $     8.158            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       378           217            29            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.099            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.710            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       319            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     9.830   $     7.410   $     8.847   $    11.227   $ 17.289
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.537   $     9.830   $     7.410   $     8.847   $ 11.227
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,433           992         1,231         1,362        657
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     9.767   $     7.374   $     8.817   $    11.206   $ 17.278
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.446   $     9.767   $     7.374   $     8.817   $ 11.206
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       104           118           112           117         75
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     7.486   $     5.654   $     6.764   $     8.902         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.768   $     7.486   $     5.654   $     6.764         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,068            46            42            55         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     9.710   $     7.346   $     7.128            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.357   $     9.710   $     7.346            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,361         1,040           220            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     9.710   $     7.346   $     8.801   $    11.599         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.357   $     9.710   $     7.346   $     8.801         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,361         1,040           220            62         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     9.882            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.316            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       825            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     9.690   $     7.341   $     7.127            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.316   $     9.690   $     7.341            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       825            54             5            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     9.683   $     7.340   $     7.127            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.302   $     9.683   $     7.340            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       429            77            24            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.565            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.650            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       124            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     9.852            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.261            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        75            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     9.662   $     7.335   $     7.127            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.261   $     9.662   $     7.335            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        75            40            14            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     6.902            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.878            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        65            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    11.970   $     8.743   $     9.422   $     9.999   $ 12.616
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.987   $    11.970   $     8.743   $     9.422   $  9.999
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       172           129           110           101         92
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    11.893   $     8.701   $     9.391   $     9.980   $ 12.607
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.877   $    11.893   $     8.701   $     9.391   $  9.980
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        16            24             8             4          4
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    11.267   $     8.247   $     8.905   $     9.926         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.140   $    11.267   $     8.247   $     8.905         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       144            16            15            11         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.824   $     8.667   $     8.438            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.769   $    11.824   $     8.667            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       270           221            53            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    11.824   $     8.667   $     9.373   $    10.462         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.769   $    11.824   $     8.667   $     9.373         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       270           221            53             4         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.966            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.719            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        83            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.799   $     8.662   $     8.437            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.719   $    11.799   $     8.662            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        83             5             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.791   $     8.660   $     8.437            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.702   $    11.791   $     8.660            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        64             6            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.323            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.964            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        30            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.930            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.653            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         6            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.766   $     8.655   $     8.437            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.653   $    11.766   $     8.655            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         6             2             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.301            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.915            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        17            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    11.956   $     9.228   $     9.950            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.390   $    11.956   $     9.228            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,574           689           110            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    11.926   $     9.218   $     9.948            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.336   $    11.926   $     9.218            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        55            50            18            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    11.916   $     9.215   $     9.948            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.318   $    11.916   $     9.215            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     7,079            16             9            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.886   $     9.206   $     8.645            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.265   $    11.886   $     9.206            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,790         2,172           202            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    11.886   $     9.206   $     9.947            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.265   $    11.886   $     9.206            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,790         2,172           202            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.007            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.217            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,995            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.861   $     9.200   $     8.645            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.217   $    11.861   $     9.200            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,995           131            13            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.853   $     9.198   $     8.645            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.201   $    11.853   $     9.198            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,341            34             2            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.983            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.173            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       211            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.971            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.153            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       189            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.827   $     9.193   $     8.644            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.153   $    11.827   $     9.193            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       189           114             3            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.959            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.123            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       226            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.331   $     8.273   $    10.016            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.968   $    10.331   $     8.273            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       205            37             4            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    10.305   $     8.265   $    10.015            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.924   $    10.305   $     8.265            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4             1            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    10.296   $     8.262   $    10.014            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.909   $    10.296   $     8.262            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       722             5             2            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.270   $     8.254   $     7.927            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.866   $    10.270   $     8.254            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       352           236            15            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    10.270   $     8.254   $    10.013            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.866   $    10.270   $     8.254            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       352           236            15            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.430            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.826            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       426            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.248   $     8.248   $     7.927            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.826   $    10.248   $     8.248            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       426            11            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.241   $     8.247   $     7.927            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.813   $    10.241   $     8.247            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       191             8            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.409            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.790            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        29            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.398            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.774            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        13            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.219   $     8.241   $     7.927            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.774   $    10.219   $     8.241            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        13             4             3            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.388            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.749            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        14            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    16.261   $    12.178   $    12.129   $    11.430   $  8.568
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    21.082   $    16.261   $    12.178   $    12.129   $ 11.430
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        94           104           104            77         30
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    16.158   $    12.119   $    12.088   $    11.408   $  8.562
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    20.916   $    16.158   $    12.119   $    12.088   $ 11.408
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        14            14            13             7          5
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    14.811   $    11.114   $    11.092   $    10.657         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    19.164   $    14.811   $    11.114   $    11.092         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        16            20            25            22         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    16.064   $    12.072   $    12.075            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    20.753   $    16.064   $    12.072            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         7             7            10            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    16.064   $    12.072   $    12.066   $    11.609         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    20.753   $    16.064   $    12.072   $    12.066         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         7             7            10             9         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    16.570            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    20.678            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    16.030   $    12.065   $    12.075            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    20.678   $    16.030   $    12.065            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    16.018   $    12.062   $    12.075            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    20.653   $    16.018   $    12.062            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    15.176            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    18.913            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    16.520            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    20.578            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    15.984   $    12.054   $    12.075            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    20.578   $    15.984   $    12.054            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1             1            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    15.142            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    18.835            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    12.079   $     9.941            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.188   $    12.079            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       667           129            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    12.067   $     9.941            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.155   $    12.067            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        10             5            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    12.063   $     9.941            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.144   $    12.063            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,935             1            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.051   $     9.941            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.111   $    12.051            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       766           378            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    12.051   $     9.941            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.111   $    12.051            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       766           378            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.174            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.078            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       829            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.039   $     9.941            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.078   $    12.039            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       829             3            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.034   $     9.941            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.067   $    12.034            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       432            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.160            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.046            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        87            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.156            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.035            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        70            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.022   $     9.941            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.035   $    12.022            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        70            30            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.150            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.011            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       112            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    11.011   $     8.156   $    11.627   $    13.948   $ 21.677
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.074   $    11.011   $     8.156   $    11.627   $ 13.948
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       788           651           424           371        234
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    10.941   $     8.117   $    11.588   $    13.922   $ 21.663
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.979   $    10.941   $     8.117   $    11.588   $ 13.922
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        76            88            67            59         37
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     6.366   $     4.725   $     6.749   $     8.560         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     6.966   $     6.366   $     4.725   $     6.749         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       743            74            57            39         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.877   $     8.085   $     7.497            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.886   $    10.877   $     8.085            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,103         1,058            85            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    10.877   $     8.085   $    11.567   $    14.691         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.886   $    10.877   $     8.085   $    11.567         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,103         1,058            85            18         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.202            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.842            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       325            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.854   $     8.080   $     7.496            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.842   $    10.854   $     8.080            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       325            45             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.847   $     8.079   $     7.496            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.828   $    10.847   $     8.079            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       343            26             6            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     6.510            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     6.873            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       152            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.168            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.785            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        99            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.824   $     8.074   $     7.496            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.785   $    10.824   $     8.074            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        99            75             5            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     6.468            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     6.816            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        72            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    13.219   $    11.165   $    10.799   $    10.505   $ 10.109
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.304   $    13.219   $    11.165   $    10.799   $ 10.505
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       713           489           273           143         34
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    13.135   $    11.111   $    10.762   $    10.485   $ 10.102
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.192   $    13.135   $    11.111   $    10.762   $ 10.485
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        29            21             5             5          1
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    12.656   $    10.712   $    10.380   $    10.481         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.668   $    12.656   $    10.712   $    10.380         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       744            38            33            19         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    13.058   $    11.069   $    10.255            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.081   $    13.058   $    11.069            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,191           974           139            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    13.058   $    11.069   $    10.742   $    10.862         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.081   $    13.058   $    11.069   $    10.742         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,191           974           139             7         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    13.157            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.030            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       470            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    13.030   $    11.062   $    10.255            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.030   $    13.030   $    11.062            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       470            27             4            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    13.021   $    11.059   $    10.254            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.013   $    13.021   $    11.059            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       338            36             9            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.663            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.485            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        67            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    13.118            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.963            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        40            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.993   $    11.052   $    10.254            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.963   $    12.993   $    11.052            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        40            30             3            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.721            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.522            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        48            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     1.073   $     1.082   $     1.085   $     1.061   $  1.024
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.065   $     1.073   $     1.082   $     1.085   $  1.061
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    10,476        13,080        63,098        31,627     19,329
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     1.066   $     1.077   $     1.081   $     1.059   $  1.023
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.057   $     1.066   $     1.077   $     1.081   $  1.059
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,658         1,905         2,217         1,467        233
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     1.015   $     1.027   $     1.031   $     1.014         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.006   $     1.015   $     1.027   $     1.031         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     7,758         3,314         3,044         3,569         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.060   $     1.073   $     1.076            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.048   $     1.060   $     1.073            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     8,567         9,622         4,565            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     1.060   $     1.073   $     1.079   $     1.063         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.048   $     1.060   $     1.073   $     1.079         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     8,567         9,622         4,565           520         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.056            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.045            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     5,525            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.057   $     1.072   $     1.076            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.045   $     1.057   $     1.072            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     5,525           651           318            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.057   $     1.072   $     1.076            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.043   $     1.057   $     1.072            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,211           891            52            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.005            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.993            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       353            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.053            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.040            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       188            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     1.054   $     1.071   $     1.076            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     1.040   $     1.054   $     1.071            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       188           160             2            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     1.003            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     0.989            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       541            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     9.494   $     7.227   $     9.168            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.760   $     9.494   $     7.227            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     9.468   $     7.218   $     9.165            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.715   $     9.468   $     7.218            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     9.459   $     7.215   $     9.164            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.699   $     9.459   $     7.215            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     9.433   $     7.206   $     7.176            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.654   $     9.433   $     7.206            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         8             8             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     9.433   $     7.206   $     9.161            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.654   $     9.433   $     7.206            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         8             8             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     9.353            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.616            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     9.413   $     7.201   $     7.176            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.616   $     9.413   $     7.201            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     9.407   $     7.200   $     7.175            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.603   $     9.407   $     7.200            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     9.336            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.583            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     9.325            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.565            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     9.387   $     7.195   $     7.175            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.565   $     9.387   $     7.195            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     9.315            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.539            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.040   $     7.574   $     9.375            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.588   $    10.040   $     7.574            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4             3            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    10.012   $     7.565   $     9.372            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.544   $    10.012   $     7.565            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    10.003   $     7.562   $     9.371            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.529   $    10.003   $     7.562            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     9.976   $     7.553   $     7.361            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.484   $     9.976   $     7.553            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        37            31             4            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     9.976   $     7.553   $     9.367            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.484   $     9.976   $     7.553            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        37            31             4            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.289            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.446            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     9.955   $     7.548   $     7.361            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.446   $     9.955   $     7.548            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     9.948   $     7.546   $     7.361            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.434   $     9.948   $     7.546            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.271            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.414            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.258            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.396            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     9.926   $     7.542   $     7.360            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.396   $     9.926   $     7.542            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.248            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.371            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     7.543   $     6.019   $     8.704   $    11.565   $ 14.317
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.344   $     7.543   $     6.019   $     8.704   $ 11.565
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       327           354           372           503        402
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     7.495   $     5.990   $     8.675   $    11.543   $ 14.308
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.279   $     7.495   $     5.990   $     8.675   $ 11.543
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        29            33            38            46         34
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     5.691   $     4.551   $     6.594   $     9.517         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     6.283   $     5.691   $     4.551   $     6.594         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       114            80            82            75         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     7.451   $     5.967   $     5.612            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.214   $     7.451   $     5.967            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       213           205            40            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     7.451   $     5.967   $     8.659   $    12.514         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.214   $     7.451   $     5.967   $     8.659         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       213           205            40            21         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.631            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.184            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        30            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     7.435   $     5.963   $     5.612            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.184   $     7.435   $     5.963            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        30             7             2            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     7.430   $     5.962   $     5.612            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.174   $     7.430   $     5.962            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        45            22            10            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     5.788            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     6.199            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        25            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.608            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.145            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         7            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     7.414   $     5.958   $     5.612            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.145   $     7.414   $     5.958            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         7            11             3            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     5.752            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     6.149            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     6.650   $     5.192   $     7.968   $    12.180   $ 18.198
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.389   $     6.650   $     5.192   $     7.968   $ 12.180
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       414           456           595           713        587
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     6.608   $     5.166   $     7.941   $    12.157   $ 18.187
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.331   $     6.608   $     5.166   $     7.941   $ 12.157
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        43            60            81           118         83
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     4.415   $     3.454   $     5.311   $     7.717         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     4.896   $     4.415   $     3.454   $     5.311         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       121            34            32            28         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     6.570   $     5.146   $     4.918            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.274   $     6.570   $     5.146            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       213           173            33            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     6.570   $     5.146   $     7.927   $    11.534         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.274   $     6.570   $     5.146   $     7.927         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       213           173            33            19         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     6.755            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.248            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        54            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     6.556   $     5.143   $     4.918            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.248   $     6.556   $     5.143            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        54            10             2            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     6.551   $     5.142   $     4.918            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.239   $     6.551   $     5.142            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        45             5            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     4.508            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     4.830            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     6.735            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.213            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     6.537   $     5.139   $     4.918            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.213   $     6.537   $     5.139            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4             5             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     4.540            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     4.856            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        12            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.221   $     8.128   $     9.378   $    10.588   $ 11.465
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.891   $    10.221   $     8.128   $     9.378   $ 10.588
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        87            49            54            24         26
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    10.156   $     8.088   $     9.347   $    10.568   $ 11.458
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.798   $    10.156   $     8.088   $     9.347   $ 10.568
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        17             8             6             3          1
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     9.225   $     7.351   $     8.499   $     9.591         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.712   $     9.225   $     7.351   $     8.499         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        69             1             1             1         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.097   $     8.057   $     7.717            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.706   $    10.097   $     8.057            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       227           126            26            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    10.097   $     8.057   $     9.329   $    10.543         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.706   $    10.097   $     8.057   $     9.329         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       227           126            26            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.243            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.663            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        33            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.075   $     8.052   $     7.716            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.663   $    10.075   $     8.052            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        33            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.068   $     8.050   $     7.716            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.649   $    10.068   $     8.050            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         8            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     9.293            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.568            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.212            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.607            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.046   $     8.045   $     7.716            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.607   $    10.046   $     8.045            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1             1            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     9.275            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.528            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     7.129   $     5.891   $     8.265   $    11.077   $ 13.029
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.656   $     7.129   $     5.891   $     8.265   $ 11.077
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       482           558           534           618        403
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     7.084   $     5.863   $     8.237   $    11.056   $ 13.021
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.596   $     7.084   $     5.863   $     8.237   $ 11.056
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        30            43            49            53         26
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     5.575   $     4.616   $     6.489   $     8.862         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     5.975   $     5.575   $     4.616   $     6.489         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       169            59            68            70         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     7.042   $     5.840   $     5.713            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.537   $     7.042   $     5.840            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       591           581            82            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     7.042   $     5.840   $     8.222   $    11.244         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.537   $     7.042   $     5.840   $     8.222         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       591           581            82            20         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.184            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.510            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        60            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     7.027   $     5.836   $     5.713            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.510   $     7.027   $     5.836            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        60            21             6            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     7.022   $     5.835   $     5.713            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.501   $     7.022   $     5.835            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       101            19             4            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     5.647            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     5.895            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        72            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.163            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.473            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        16            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     7.007   $     5.831   $     5.713            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.473   $     7.007   $     5.831            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        16            20             5            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     5.798            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     6.041            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        20            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     7.547   $     6.281   $     8.079   $     9.773   $  9.418
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.266   $     7.547   $     6.281   $     8.079   $  9.773
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       678           411           402           430        261
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     7.499   $     6.250   $     8.052   $     9.755   $  9.412
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.201   $     7.499   $     6.250   $     8.052   $  9.755
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        51            56            57            55         19
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     7.439   $     6.204   $     7.996   $     9.595         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.132   $     7.439   $     6.204   $     7.996         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,631            36            35            42         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     7.455   $     6.226   $     5.974            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.137   $     7.455   $     6.226            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       897           719           117            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     7.455   $     6.226   $     8.037   $     9.657         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.137   $     7.455   $     6.226   $     8.037         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       897           719           117            24         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.521            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.108            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       754            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     7.439   $     6.223   $     5.974            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.108   $     7.439   $     6.223            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       754            27             4            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     7.434   $     6.221   $     5.974            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.098   $     7.434   $     6.221            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       336            23             3            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.453            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.023            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        85            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.499            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.069            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        41            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     7.418   $     6.217   $     5.974            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.069   $     7.418   $     6.217            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        41            32             4            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.599            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     8.165            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        32            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.832   $     9.336   $     9.254   $     9.217   $ 10.141
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.630   $    10.832   $     9.336   $     9.254   $  9.217
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       856           739           504           238        101
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    10.763   $     9.290   $     9.223   $     9.199   $ 10.134
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.538   $    10.763   $     9.290   $     9.223   $  9.199
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        38            49            31            12          8
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    10.909   $     9.421   $     9.357   $     9.902         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.689   $    10.909   $     9.421   $     9.357         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       321            30            30            16         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.700   $     9.255   $     8.875            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.448   $    10.700   $     9.255            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,146         1,043           106            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    10.700   $     9.255   $     9.206   $     9.756         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.448   $    10.700   $     9.255   $     9.206         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,146         1,043           106             2         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.766            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.407            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       240            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.678   $     9.249   $     8.875            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.407   $    10.678   $     9.249            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       240            31             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.670   $     9.247   $     8.875            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.393   $    10.670   $     9.247            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       252            37             8            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.899            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.532            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        79            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.734            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.352            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        45            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.648   $     9.241   $     8.875            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.352   $    10.648   $     9.241            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        45            38             5            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.877            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.488            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        31            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     5.203   $     3.860   $     6.909   $     8.520         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     5.863   $     5.203   $     3.860   $     6.909         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       574           485           381           200         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     5.177   $     3.846   $     6.895   $     8.515         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     5.825   $     5.177   $     3.846   $     6.895         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        50            63            47            44         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     5.589   $     4.155   $     7.452   $     9.959         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     6.286   $     5.589   $     4.155   $     7.452         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       427            81            70            56         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     5.147   $     3.832   $     3.632            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     5.779   $     5.147   $     3.832            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,232         1,080           142            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     5.147   $     3.832   $     6.882   $     9.210         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     5.779   $     5.147   $     3.832   $     6.882         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,232         1,080           142            48         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     5.384            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     5.758            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       439            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     5.136   $     3.829   $     3.631            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     5.758   $     5.136   $     3.829            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       439            77             3            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     5.132   $     3.828   $     3.631            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     5.751   $     5.132   $     3.828            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       207            40            15            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     5.806            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     6.201            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        51            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     5.368            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     5.731            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        45            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     5.121   $     3.826   $     3.631            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     5.731   $     5.121   $     3.826            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        45            43            14            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     5.795            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     6.178            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        24            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    11.406   $     8.672   $    12.895   $    13.804   $ 17.516
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.951   $    11.406   $     8.672   $    12.895   $ 13.804
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       314           238           188           128         91
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    11.334   $     8.630   $    12.852   $    13.778   $ 17.505
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.857   $    11.334   $     8.630   $    12.852   $ 13.778
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        25            24            32            28         21
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     7.520   $     5.728   $     8.535   $     9.824         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.863   $     7.520   $     5.728   $     8.535         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       837            28            29             5         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.267   $     8.596   $     8.351            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.764   $    11.267   $     8.596            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       536           423            82            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    11.267   $     8.596   $    12.828   $    14.786         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.764   $    11.267   $     8.596   $    12.828         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       536           423            82             2         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.875            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.722            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       310            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.244   $     8.591   $     8.351            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.722   $    11.244   $     8.591            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       310             8             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.236   $     8.589   $     8.351            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.708   $    11.236   $     8.589            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       165             6            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.870            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.757            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        55            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.840            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.665            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        35            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.212   $     8.584   $     8.351            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.665   $    11.212   $     8.584            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        35            26             5            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     7.854            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     7.728            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        37            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    11.636   $    10.169   $    10.902   $    11.056   $  9.159
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.741   $    11.636   $    10.169   $    10.902   $ 11.056
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,873         1,442         1,157           588        240
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    11.562   $    10.120   $    10.865   $    11.035   $  9.153
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.641   $    11.562   $    10.120   $    10.865   $ 11.035
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       113           107            99            59         11
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    10.980   $     9.615   $    10.329   $    10.438         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.999   $    10.980   $     9.615   $    10.329         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,465           105           123            52         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.495   $    10.081   $     9.624            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.543   $    11.495   $    10.081            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,581         2,125           400            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    11.495   $    10.081   $    10.845   $    10.975         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.543   $    11.495   $    10.081   $    10.845         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,581         2,125           400           105         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.620            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.497            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,297            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.470   $    10.075   $     9.623            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.497   $    11.470   $    10.075            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,297           109            30            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.462   $    10.073   $     9.623            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.482   $    11.462   $    10.073            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       791            99             5            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.022            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.838            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       136            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.585            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.437            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       170            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.438   $    10.066   $     9.623            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.437   $    11.438   $    10.066            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       170           129            10            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.725            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.571            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        97            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- VALUE SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    12.218   $     9.988            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.842   $    12.218            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        79             6            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    12.205   $     9.988            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.807   $    12.205            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    12.201   $     9.988            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.796   $    12.201            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       122            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.189   $     9.988            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.761   $    12.189            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       209            81            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    12.189   $     9.988            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.761   $    12.189            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       209            81            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.302            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.727            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        84            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.177   $     9.988            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.727   $    12.177            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        84            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.173   $     9.988            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.716   $    12.173            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        42            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.288            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.693            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        15            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.284            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.681            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        29            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.161   $     9.988            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.681   $    12.161            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        29            21            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.278            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.656            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        23            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    12.407   $    10.026            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.424   $    12.407            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       243            89            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    12.394   $    10.026            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.388   $    12.394            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        10             6            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    12.390   $    10.026            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.376   $    12.390            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       393            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.377   $    10.026            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.340   $    12.377            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       220           131            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    12.377   $    10.026            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.340   $    12.377            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       220           131            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.521            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.304            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       195            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.365   $    10.026            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.304   $    12.365            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       195             1            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.361   $    10.026            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.292   $    12.361            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       131             1            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.507            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.268            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        43            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.502            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.256            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        16            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.348   $    10.026            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.256   $    12.348            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        16             7            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.496            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    14.230            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        26            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    12.254   $     9.954   $    11.476   $    10.899   $  9.276
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.576   $    12.254   $     9.954   $    11.476   $ 10.899
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,717         1,173           825           409        125
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    12.176   $     9.906   $    11.437   $    10.878   $  9.270
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.470   $    12.176   $     9.906   $    11.437   $ 10.878
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        99           103            95            46         21
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    11.719   $     9.539   $    11.018   $    11.008         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.957   $    11.719   $     9.539   $    11.018         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     4,210           106           103            25         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.105   $     9.868   $     9.750            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.364   $    12.105   $     9.868            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,399         1,969           370            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    12.105   $     9.868   $    11.416   $    11.421         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.364   $    12.105   $     9.868   $    11.416         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,399         1,969           370            47         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.204            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.316            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,327            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.079   $     9.862   $     9.749            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.316   $    12.079   $     9.862            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,327            83            12            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.071   $     9.860   $     9.749            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.300   $    12.071   $     9.860            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       859            75            21            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.732            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.783            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       131            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.167            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.252            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       169            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    12.045   $     9.853   $     9.749            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.252   $    12.045   $     9.853            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       169           101             8            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.170            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.236            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       149            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.363   $     6.853   $     6.964   $     7.703   $ 10.600
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.725   $    10.363   $     6.853   $     6.964   $  7.703
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       104            59            37            22         23
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    10.297   $     6.819   $     6.941   $     7.688   $ 10.594
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.625   $    10.297   $     6.819   $     6.941   $  7.688
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         9            11             2             1          1
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    12.436   $     8.240   $     8.391   $    10.081         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    15.240   $    12.436   $     8.240   $     8.391         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       115            22             1             1         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.237   $     6.793   $     6.601            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.527   $    10.237   $     6.793            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       179           106            19            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    10.237   $     6.793   $     6.928   $     8.335         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.527   $    10.237   $     6.793   $     6.928         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       179           106            19            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.512            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.481            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        90            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.216   $     6.789   $     6.601            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.481   $    10.216   $     6.789            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        90             3            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.208   $     6.788   $     6.601            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.466   $    10.208   $     6.788            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        93             1            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    12.681            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    15.036            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        24            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.480            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.421            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         5            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.187   $     6.783   $     6.601            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.421   $    10.187   $     6.783            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         5             1             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.219            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.279            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         8            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $     9.048   $     6.957   $     8.685   $    10.512   $ 10.669
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.549   $     9.048   $     6.957   $     8.685   $ 10.512
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       803           306           528           384        172
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $     8.991   $     6.924   $     8.656   $    10.492   $ 10.662
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.466   $     8.991   $     6.924   $     8.656   $ 10.492
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        74            65            47            30         15
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $     8.638   $     6.655   $     8.325   $    10.048         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.051   $     8.638   $     6.655   $     8.325         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     2,456            20            24             8         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     8.938   $     6.897   $     7.182            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.385   $     8.938   $     6.897            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       944           670            76            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $     8.938   $     6.897   $     8.640   $    10.443         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.385   $     8.938   $     6.897   $     8.640         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       944           670            76             2         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     9.107            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.347            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,192            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     8.919   $     6.893   $     7.182            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.347   $     8.919   $     6.893            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,192            29             7            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     8.913   $     6.891   $     7.182            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.335   $     8.913   $     6.891            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       617            33             4            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     8.740            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     9.916            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        88            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     9.080            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.297            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        69            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $     8.894   $     6.887   $     7.182            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    10.297   $     8.894   $     6.887            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        69            38             1            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $     8.722            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $     9.878            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        44            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    11.550   $     8.899   $     9.462   $    10.682   $ 10.949
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.147   $    11.550   $     8.899   $     9.462   $ 10.682
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        81            85            78            64         65
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    11.477   $     8.855   $     9.430   $    10.662   $ 10.942
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    13.044   $    11.477   $     8.855   $     9.430   $ 10.662
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         5             5             5             5          2
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    10.870   $     8.391   $     8.940   $    10.130         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.348   $    10.870   $     8.391   $     8.940         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4             4             4             1         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.410   $     8.821   $     8.549            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.942   $    11.410   $     8.821            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4             4             3            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    11.410   $     8.821   $     9.413   $    10.680         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.942   $    11.410   $     8.821   $     9.413         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4             4             3             3         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.579            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.895            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.386   $     8.816   $     8.549            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.895   $    11.386   $     8.816            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.377   $     8.814   $     8.549            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.879   $    11.377   $     8.814            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.958            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.186            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    11.544            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.833            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    11.353   $     8.808   $     8.549            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.833   $    11.353   $     8.808            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.932            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.136            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        --            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
                                                         --------------------------------------------------------------------
SUB-ACCOUNT                                                 2004          2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period       $    10.708   $     8.239   $    10.276   $    10.586   $  9.578
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.221   $    10.708   $     8.239   $    10.276   $ 10.586
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       915           394           259           319         65
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period       $    10.640   $     8.199   $    10.241   $    10.566   $  9.572
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.125   $    10.640   $     8.199   $    10.241   $ 10.566
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        56            46            40            14          1
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period       $    10.541   $     8.126   $    10.155   $    10.544         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.006   $    10.541   $     8.126   $    10.155         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     3,797            42            52            26         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.578   $     8.167   $     8.387            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.031   $    10.578   $     8.167            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,135           835            98            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period       $    10.578   $     8.167   $    10.222   $    10.628         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    12.031   $    10.578   $     8.167   $    10.222         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,135           835            98            14         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.763            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.987            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,097            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.556   $     8.162   $     8.387            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.987   $    10.556   $     8.162            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,097            24             2            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.548   $     8.160   $     8.387            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.973   $    10.548   $     8.160            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       576            26            18            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.650            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.845            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        83            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.731            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.929            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        44            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period       $    10.526   $     8.155   $     8.387            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.929   $    10.526   $     8.155            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        44            21             4            --         --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period       $    10.391            --            --            --         --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period             $    11.536            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       313            --            --            --         --
-----------------------------------------------------------------------------------------------------------------------------

 (a)  Inception date January 30, 2004.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Seven (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life Insurance Company Separate Account Seven as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --            --              --
      Class IB...........      --            --              --
      Other class........    1,500,708     7,976,659       3,133,839
                           ===========   ===========     ===========
    Cost:
      Class IA...........      --            --              --
      Class IB...........      --            --              --
      Other class........  $14,578,502   $76,895,329     $19,014,541
                           ===========   ===========     ===========
    Market Value
      Class IA...........      --            --              --
      Class IB...........      --            --              --
      Other class........  $17,768,387   $94,443,643     $21,529,474
  Due from Hartford Life
   Insurance Company.....       64,521       --              --
  Receivable from fund
   shares sold...........      --             87,142           8,683
  Other assets...........      --            --                   19
                           -----------   -----------     -----------
  Total Assets...........   17,832,908    94,530,785      21,538,176
                           -----------   -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             87,142           8,683
  Payable for fund shares
   purchased.............       64,521       --              --
  Other liabilities......           31            13         --
                           -----------   -----------     -----------
  Total Liabilities......       64,552        87,155           8,683
                           -----------   -----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $17,768,356   $94,443,630     $21,529,493
                           ===========   ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           AIM V.I. CAPITAL  AIM V.I. DENT     AIM V.I.                       AIM V.I.     AIM V.I. MID
                             APPRECIATION     DEMOGRAPHIC     GOVERNMENT     AIM V.I. HIGH  INTERNATIONAL    CAP CORE
                                 FUND         TRENDS FUND   SECURITIES FUND   YIELD FUND     GROWTH FUND   EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -------------  ---------------  -------------  -------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --               --              --              --              --            --
      Class IB...........       --               --              --              --              --            --
      Other class........        758,776       1,651,265       10,538,394        295,613         380,121     7,064,316
                             ===========      ==========     ============     ==========      ==========   ===========
    Cost:
      Class IA...........       --               --              --              --              --            --
      Class IB...........       --               --              --              --              --            --
      Other class........    $14,718,200      $8,101,196     $129,846,872     $1,668,749      $6,016,157   $79,685,397
                             ===========      ==========     ============     ==========      ==========   ===========
    Market Value
      Class IA...........       --               --              --              --              --            --
      Class IB...........       --               --              --              --              --            --
      Other class........    $17,216,616      $9,313,138     $127,198,410     $1,906,707      $7,514,994   $92,613,179
  Due from Hartford Life
   Insurance Company.....       --               --               330,518        --              --              7,498
  Receivable from fund
   shares sold...........          5,930          28,891         --                  102              28       --
  Other assets...........       --                     7         --              --                   16       --
                             -----------      ----------     ------------     ----------      ----------   -----------
  Total Assets...........     17,222,546       9,342,036      127,528,928      1,906,809       7,515,038    92,620,677
                             -----------      ----------     ------------     ----------      ----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          5,930          28,891         --                  101              28       --
  Payable for fund shares
   purchased.............       --               --               330,518        --              --              7,498
  Other liabilities......             10         --                    73        --              --                  2
                             -----------      ----------     ------------     ----------      ----------   -----------
  Total Liabilities......          5,940          28,891          330,591            101              28         7,500
                             -----------      ----------     ------------     ----------      ----------   -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $17,216,606      $9,313,145     $127,198,337     $1,906,708      $7,515,010   $92,613,177
                             ===========      ==========     ============     ==========      ==========   ===========


                           AIM V.I. PREMIER
                             EQUITY FUND
                             SUB-ACCOUNT
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........      2,840,724
                             ===========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........    $55,647,402
                             ===========
    Market Value
      Class IA...........       --
      Class IB...........       --
      Other class........    $60,507,424
  Due from Hartford Life
   Insurance Company.....        252,817
  Receivable from fund
   shares sold...........       --
  Other assets...........            167
                             -----------
  Total Assets...........     60,760,408
                             -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............        252,817
  Other liabilities......       --
                             -----------
  Total Liabilities......        252,817
                             -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $60,507,591
                             ===========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                                AMERICAN
                                                AMERICAN       FUNDS BLUE
                                                 FUNDS         CHIP INCOME
                           AIM V.I. SMALL   ASSET ALLOCATION   AND GROWTH
                           CAP EQUITY FUND        FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --               --
      Class IB...........       --                --               --
      Other class........       528,949         19,831,443      16,769,993
                             ==========       ============    ============
    Cost:
      Class IA...........       --                --               --
      Class IB...........       --                --               --
      Other class........    $6,144,362       $276,893,708    $142,776,333
                             ==========       ============    ============
    Market Value
      Class IA...........       --                --               --
      Class IB...........       --                --               --
      Other class........    $6,585,417       $305,800,850    $171,053,927
  Due from Hartford Life
   Insurance Company.....       --                 226,964          77,924
  Receivable from fund
   shares sold...........           683           --               --
  Other assets...........       --                --                   165
                             ----------       ------------    ------------
  Total Assets...........     6,586,100        306,027,814     171,132,016
                             ----------       ------------    ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           683           --               --
  Payable for fund shares
   purchased.............       --                 226,964          77,924
  Other liabilities......       --                      48         --
                             ----------       ------------    ------------
  Total Liabilities......           683            227,012          77,924
                             ----------       ------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $6,585,417       $305,800,802    $171,054,092
                             ==========       ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             AMERICAN       AMERICAN                    AMERICAN FUNDS  AMERICAN FUNDS
                            FUNDS BOND    FUNDS GLOBAL  AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS
                               FUND       GROWTH FUND    GROWTH FUND         FUND            FUND       NEW WORLD FUND
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  --------------  --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --            --             --              --              --              --
      Class IB...........       --            --             --              --              --              --
      Other class........    20,327,724     4,119,218      12,660,398      18,070,568       8,041,487      2,193,248
                           ============   ===========    ============    ============    ============    ===========
    Cost:
      Class IA...........       --            --             --              --              --              --
      Class IB...........       --            --             --              --              --              --
      Other class........  $219,015,397   $62,779,502    $583,932,434    $573,087,398    $118,028,175    $24,344,683
                           ============   ===========    ============    ============    ============    ===========
    Market Value
      Class IA...........       --            --             --              --              --              --
      Class IB...........       --            --             --              --              --              --
      Other class........  $233,362,271   $70,974,121    $646,946,331    $662,105,614    $126,975,073    $30,464,219
  Due from Hartford Life
   Insurance Company.....       173,043        36,763         373,519         929,743         258,914         13,062
  Receivable from fund
   shares sold...........       --            --             --              --              --              --
  Other assets...........       --                  6        --              --              --                    5
                           ------------   -----------    ------------    ------------    ------------    -----------
  Total Assets...........   233,535,314    71,010,890     647,319,850     663,035,357     127,233,987     30,477,286
                           ------------   -----------    ------------    ------------    ------------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --            --             --              --              --              --
  Payable for fund shares
   purchased.............       173,043        36,763         373,519         929,743         258,914         13,062
  Other liabilities......            30       --                  106              98               8        --
                           ------------   -----------    ------------    ------------    ------------    -----------
  Total Liabilities......       173,073        36,763         373,625         929,841         258,922         13,062
                           ------------   -----------    ------------    ------------    ------------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $233,362,241   $70,974,127    $646,946,225    $662,105,516    $126,975,065    $30,464,224
                           ============   ===========    ============    ============    ============    ===========

                           AMERICAN FUNDS
                            GLOBAL SMALL
                           CAPITALIZATION
                                FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........     3,157,654
                            ===========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........   $43,705,095
                            ===========
    Market Value
      Class IA...........       --
      Class IB...........       --
      Other class........   $53,743,274
  Due from Hartford Life
   Insurance Company.....        50,509
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                            -----------
  Total Assets...........    53,793,783
                            -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............        50,509
  Other liabilities......             2
                            -----------
  Total Liabilities......        50,511
                            -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $53,743,272
                            ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                           FRANKLIN RISING    FRANKLIN     FRANKLIN LARGE
                              DIVIDENDS        INCOME        CAP GROWTH
                             SECURITIES      SECURITIES      SECURITIES
                                FUND            FUND            FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --               --             --
      Class IB...........       --               --             --
      Other class........      6,314,507      25,683,944      2,326,867
                            ============    ============    ===========
    Cost:
      Class IA...........       --               --             --
      Class IB...........       --               --             --
      Other class........   $101,823,175    $355,563,270    $31,743,142
                            ============    ============    ===========
    Market Value
      Class IA...........       --               --             --
      Class IB...........       --               --             --
      Other class........   $110,567,019    $402,467,396    $34,670,314
  Due from Hartford Life
   Insurance Company.....        138,059         672,375        118,535
  Receivable from fund
   shares sold...........       --               --             --
  Other assets...........              5         --             --
                            ------------    ------------    -----------
  Total Assets...........    110,705,083     403,139,771     34,788,849
                            ------------    ------------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --             --
  Payable for fund shares
   purchased.............        138,059         672,375        118,535
  Other liabilities......       --                     2              7
                            ------------    ------------    -----------
  Total Liabilities......        138,059         672,377        118,542
                            ------------    ------------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $110,567,024    $402,467,394    $34,670,307
                            ============    ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                            FRANKLIN                     TEMPLETON
                                                            STRATEGIC       MUTUAL       DEVELOPING     TEMPLETON     TEMPLETON
                                                             INCOME         SHARES        MARKETS        FOREIGN     GLOBAL ASSET
                           FRANKLIN REAL  FRANKLIN SMALL   SECURITIES     SECURITIES     SECURITIES    SECURITIES     ALLOCATION
                            ESTATE FUND      CAP FUND         FUND           FUND           FUND          FUND           FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  --------------  -------------  -------------  ------------  -------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --              --              --             --            --             --            --
      Class IB...........      --              --              --             --            --             --            --
      Other class........      265,129       4,792,932       8,257,178     19,373,308     2,049,911      7,618,828       183,888
                            ==========     ===========    ============   ============   ===========   ============    ==========
    Cost:
      Class IA...........      --              --              --             --            --             --            --
      Class IB...........      --              --              --             --            --             --            --
      Other class........   $4,700,537     $81,700,268    $ 95,462,393   $275,982,125   $13,856,961   $ 94,605,154    $3,477,333
                            ==========     ===========    ============   ============   ===========   ============    ==========
    Market Value
      Class IA...........      --              --              --             --            --             --            --
      Class IB...........      --              --              --             --            --             --            --
      Other class........   $8,083,796     $93,126,664    $106,682,744   $322,371,847   $17,895,724   $109,330,182    $3,852,461
  Due from Hartford Life
   Insurance Company.....      --              --              256,090        552,712        12,109        297,363       --
  Receivable from fund
   shares sold...........       36,571           6,739         --             --            --             --                162
  Other assets...........      --                   10         --                  52       --             --            --
                            ----------     -----------    ------------   ------------   -----------   ------------    ----------
  Total Assets...........    8,120,367      93,133,413     106,938,834    322,924,611    17,907,833    109,627,545     3,852,623
                            ----------     -----------    ------------   ------------   -----------   ------------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       36,572           6,739         --             --            --             --                162
  Payable for fund shares
   purchased.............      --              --              256,090        552,712        12,108        297,364       --
  Other liabilities......      --              --                   10        --            --                   2       --
                            ----------     -----------    ------------   ------------   -----------   ------------    ----------
  Total Liabilities......       36,572           6,739         256,100        552,712        12,108        297,366           162
                            ----------     -----------    ------------   ------------   -----------   ------------    ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $8,083,795     $93,126,674    $106,682,734   $322,371,899   $17,895,725   $109,330,179    $3,852,461
                            ==========     ===========    ============   ============   ===========   ============    ==========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                            TEMPLETON      MUTUAL
                              GROWTH      DISCOVERY     HARTFORD
                            SECURITIES   SECURITIES   ADVISERS HLS
                               FUND         FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --           --           --
      Class IB...........       --           --         1,932,245
      Other class........    14,090,767    1,929,161      --
                           ============  ===========  ===========
    Cost:
      Class IA...........       --           --           --
      Class IB...........       --           --       $44,266,483
      Other class........  $156,984,331  $27,339,937      --
                           ============  ===========  ===========
    Market Value
      Class IA...........       --           --           --
      Class IB...........       --           --       $44,773,868
      Other class........  $180,784,542  $31,348,860      --
  Due from Hartford Life
   Insurance Company.....       746,136       18,721       97,570
  Receivable from fund
   shares sold...........       --           --           --
  Other assets...........            10            4      --
                           ------------  -----------  -----------
  Total Assets...........   181,530,688   31,367,585   44,871,438
                           ------------  -----------  -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --           --           --
  Payable for fund shares
   purchased.............       746,136       18,721       97,570
  Other liabilities......       --           --                71
                           ------------  -----------  -----------
  Total Liabilities......       746,136       18,721       97,641
                           ------------  -----------  -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $180,784,552  $31,348,864  $44,773,797
                           ============  ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                            HARTFORD      HARTFORD
                                            CAPITAL     DIVIDEND AND                  HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD BOND  APPRECIATION   GROWTH HLS   HARTFORD FOCUS   ADVISERS HLS    COMMUNICATIONS
                             HLS FUND       HLS FUND        FUND         HLS FUND          FUND           HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  ------------  --------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --            --            --            --              --               --
      Class IB...........     7,405,038     1,454,155     2,656,177          705           32,487             435
      Other class........       --            --            --            --              --               --
                            ===========   ===========   ===========       ======         ========          ======
    Cost:
      Class IA...........       --            --            --            --              --               --
      Class IB...........   $87,422,576   $62,387,021   $46,831,131       $6,741         $438,906          $2,711
      Other class........       --            --            --            --              --               --
                            ===========   ===========   ===========       ======         ========          ======
    Market Value
      Class IA...........       --            --            --            --              --               --
      Class IB...........   $87,793,825   $77,338,647   $55,137,132       $7,143         $403,992          $3,826
      Other class........       --            --            --            --              --               --
  Due from Hartford Life
   Insurance Company.....        33,748       252,017        57,512       --              --               --
  Receivable from fund
   shares sold...........       --            --            --            --                   16          --
  Other assets...........            33       --                 44       --              --               --
                            -----------   -----------   -----------       ------         --------          ------
  Total Assets...........    87,827,606    77,590,664    55,194,688        7,143          404,008           3,826
                            -----------   -----------   -----------       ------         --------          ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --            --            --            --                   17          --
  Payable for fund shares
   purchased.............        33,748       252,017        57,512       --              --               --
  Other liabilities......       --                209       --            --              --               --
                            -----------   -----------   -----------       ------         --------          ------
  Total Liabilities......        33,748       252,226        57,512       --                   17          --
                            -----------   -----------   -----------       ------         --------          ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $87,793,858   $77,338,438   $55,137,176       $7,143         $403,991          $3,826
                            ===========   ===========   ===========       ======         ========          ======

                           HARTFORD GLOBAL
                              FINANCIAL
                            SERVICES HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --
      Class IB...........        6,135
      Other class........      --
                               =======
    Cost:
      Class IA...........      --
      Class IB...........      $56,776
      Other class........      --
                               =======
    Market Value
      Class IA...........      --
      Class IB...........      $66,227
      Other class........      --
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........            3
  Other assets...........      --
                               -------
  Total Assets...........       66,230
                               -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            3
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                               -------
  Total Liabilities......            3
                               -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $66,227
                               =======

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                                            HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD GLOBAL    LEADERS HLS      TECHNOLOGY
                           HEALTH HLS FUND       FUND           HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --                --              --
      Class IB...........       51,557           129,818          99,685
      Other class........      --                --              --
                              ========        ==========        ========
    Cost:
      Class IA...........      --                --              --
      Class IB...........     $692,220        $2,545,949        $918,231
      Other class........      --                --              --
                              ========        ==========        ========
    Market Value
      Class IA...........      --                --              --
      Class IB...........     $865,158        $2,378,128        $487,975
      Other class........      --                --              --
  Due from Hartford Life
   Insurance Company.....      --                --              --
  Receivable from fund
   shares sold...........           35                93             132
  Other assets...........      --                      6               2
                              --------        ----------        --------
  Total Assets...........      865,193         2,378,227         488,109
                              --------        ----------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           34                93             132
  Payable for fund shares
   purchased.............      --                --              --
  Other liabilities......      --                --              --
                              --------        ----------        --------
  Total Liabilities......           34                93             132
                              --------        ----------        --------
NET ASSETS:
For Variable Annuity
 Contract Liabilities....     $865,159        $2,378,134        $487,977
                              ========        ==========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                                                 HARTFORD
                                                                                                               INTERNATIONAL
                                                  HARTFORD    HARTFORD GROWTH                                     CAPITAL
                           HARTFORD DISCIPLINED  GROWTH HLS    OPPORTUNITIES   HARTFORD HIGH   HARTFORD INDEX  APPRECIATION
                             EQUITY HLS FUND        FUND         HLS FUND      YIELD HLS FUND     HLS FUND       HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------------  -----------  ---------------  --------------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                 --            --               --               --             --
      Class IB...........           79,949           2,050            656           43,803           46,457         2,034
      Other class........        --                 --            --               --               --             --
                                ==========         =======        =======         ========       ==========       =======
    Cost:
      Class IA...........        --                 --            --               --               --             --
      Class IB...........       $1,075,674         $21,933        $11,586         $395,721       $1,843,025       $21,198
      Other class........        --                 --            --               --               --             --
                                ==========         =======        =======         ========       ==========       =======
    Market Value
      Class IA...........        --                 --            --               --               --             --
      Class IB...........       $  954,165         $25,380        $17,991         $445,463       $1,487,540       $25,154
      Other class........        --                 --            --               --               --             --
  Due from Hartford Life
   Insurance Company.....        --                 --            --               --               --             --
  Receivable from fund
   shares sold...........              328               1              1               17               59             1
  Other assets...........                9          --            --                     2          --             --
                                ----------         -------        -------         --------       ----------       -------
  Total Assets...........          954,502          25,381         17,992          445,482        1,487,599        25,155
                                ----------         -------        -------         --------       ----------       -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              328               1              1               17               58             1
  Payable for fund shares
   purchased.............        --                 --            --               --               --             --
  Other liabilities......        --                 --            --               --               --             --
                                ----------         -------        -------         --------       ----------       -------
  Total Liabilities......              328               1              1               17               58             1
                                ----------         -------        -------         --------       ----------       -------
NET ASSETS:
For Variable Annuity
 Contract Liabilities....       $  954,174         $25,380        $17,991         $445,465       $1,487,541       $25,154
                                ==========         =======        =======         ========       ==========       =======

                             HARTFORD
                           INTERNATIONAL
                               SMALL
                              COMPANY
                                HLS
                               FUND
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --
      Class IB...........       1,703
      Other class........      --
                              =======
    Cost:
      Class IA...........      --
      Class IB...........     $16,640
      Other class........      --
                              =======
    Market Value
      Class IA...........      --
      Class IB...........     $24,562
      Other class........      --
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........           1
  Other assets...........      --
                              -------
  Total Assets...........      24,563
                              -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           1
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                              -------
  Total Liabilities......           1
                              -------
NET ASSETS:
For Variable Annuity
 Contract Liabilities....     $24,562
                              =======

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                             HARTFORD
                           INTERNATIONAL   HARTFORD      HARTFORD
                           OPPORTUNITIES    MIDCAP     MIDCAP VALUE
                             HLS FUND      HLS FUND      HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --             --           --
      Class IB...........      599,413       184,455       36,338
      Other class........      --             --           --
                            ==========    ==========     ========
    Cost:
      Class IA...........      --             --           --
      Class IB...........   $6,156,741    $4,410,748     $348,103
      Other class........      --             --           --
                            ==========    ==========     ========
    Market Value
      Class IA...........      --             --           --
      Class IB...........   $7,088,181    $5,242,430     $511,615
      Other class........      --             --           --
  Due from Hartford Life
   Insurance Company.....      --             --           --
  Receivable from fund
   shares sold...........          465           203           20
  Other assets...........            2        --           --
                            ----------    ----------     --------
  Total Assets...........    7,088,648     5,242,633      511,635
                            ----------    ----------     --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          465           203           21
  Payable for fund shares
   purchased.............      --             --           --
  Other liabilities......      --                  3       --
                            ----------    ----------     --------
  Total Liabilities......          465           206           21
                            ----------    ----------     --------
NET ASSETS:
For Variable Annuity
 Contract Liabilities....   $7,088,183    $5,242,427     $511,614
                            ==========    ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                            HARTFORD                                                      HARTFORD U.S.
                             HARTFORD       MORTGAGE     HARTFORD SMALL     HARTFORD                        GOVERNMENT
                           MONEY MARKET  SECURITIES HLS   COMPANY HLS    SMALLCAP GROWTH  HARTFORD STOCK  SECURITIES HLS
                             HLS FUND         FUND            FUND          HLS FUND         HLS FUND          FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  --------------  ---------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........   70,112,091       --               --             --                --             --
      Class IB...........   21,982,689        47,588          595,328          3,227           598,298         68,612
      Other class........      --            --               --             --                --             --
                           ===========      ========       ==========        =======       ===========       ========
    Cost:
      Class IA...........  $70,112,091       --               --             --                --             --
      Class IB...........   21,982,689      $546,422       $8,499,793        $52,274       $28,324,432       $736,350
      Other class........      --            --               --             --                --             --
                           ===========      ========       ==========        =======       ===========       ========
    Market Value
      Class IA...........  $70,112,091       --               --             --                --             --
      Class IB...........   21,982,689      $552,489       $9,560,182        $65,216       $27,278,687       $768,100
      Other class........      --            --               --             --                --             --
  Due from Hartford Life
   Insurance Company.....      --            --               --             --                --             --
  Receivable from fund
   shares sold...........       82,070            22              648              3                29             29
  Other assets...........          278       --               --             --                --                   3
                           -----------      --------       ----------        -------       -----------       --------
  Total Assets...........   92,177,128       552,511        9,560,830         65,219        27,278,716        768,132
                           -----------      --------       ----------        -------       -----------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       82,070            22              648              3                29             29
  Payable for fund shares
   purchased.............      --            --               --             --                --             --
  Other liabilities......      --            --                    10        --                    105        --
                           -----------      --------       ----------        -------       -----------       --------
  Total Liabilities......       82,070            22              658              3               134             29
                           -----------      --------       ----------        -------       -----------       --------
NET ASSETS:
For Variable Annuity
 Contract Liabilities....  $92,095,058      $552,489       $9,560,172        $65,216       $27,278,582       $768,103
                           ===========      ========       ==========        =======       ===========       ========


                           HARTFORD VALUE
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --
      Class IB...........       10,961
      Other class........      --
                              ========
    Cost:
      Class IA...........      --
      Class IB...........     $103,940
      Other class........      --
                              ========
    Market Value
      Class IA...........      --
      Class IB...........     $116,987
      Other class........      --
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........            9
  Other assets...........      --
                              --------
  Total Assets...........      116,996
                              --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            9
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                              --------
  Total Liabilities......            9
                              --------
NET ASSETS:
For Variable Annuity
 Contract Liabilities....     $116,987
                              ========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                           HARTFORD VALUE  HUNTINGTON VA  HUNTINGTON VA
                           OPPORTUNITIES   INCOME EQUITY    DIVIDEND
                              HLS FUND         FUND       CAPTURE FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --              --             --
      Class IB...........         666          --             --
      Other class........      --               94,652        104,841
                              =======       ==========     ==========
    Cost:
      Class IA...........      --              --             --
      Class IB...........     $ 7,073          --             --
      Other class........      --           $  963,597     $1,209,226
                              =======       ==========     ==========
    Market Value
      Class IA...........      --              --             --
      Class IB...........     $12,027          --             --
      Other class........      --           $1,099,860     $1,356,635
  Due from Hartford Life
   Insurance Company.....      --              --                 163
  Receivable from fund
   shares sold...........      --                   63        --
  Other assets...........      --              --             --
                              -------       ----------     ----------
  Total Assets...........      12,027        1,099,923      1,356,798
                              -------       ----------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           1               63        --
  Payable for fund shares
   purchased.............      --              --                 163
  Other liabilities......      --              --             --
                              -------       ----------     ----------
  Total Liabilities......           1               63            163
                              -------       ----------     ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $12,026       $1,099,860     $1,356,635
                              =======       ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                          HUNTINGTON VA  HUNTINGTON VA   HUNTINGTON VA    HUNTINGTON VA    HUNTINGTON VA
                           HUNTINGTON VA    MID CORP      NEW ECONOMY      ROTATING         MACRO 100       SITUS SMALL
                            GROWTH FUND   AMERICA FUND       FUND        MARKETS FUND         FUND           CAP FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (E)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)
                           -------------  -------------  -------------  ---------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --             --             --             --               --               --
      Class IB...........      --             --             --             --               --               --
      Other class........      72,985         52,894         43,850          77,561            7,926            1,485
                             ========       ========       ========        ========          =======          =======
    Cost:
      Class IA...........      --             --             --             --               --               --
      Class IB...........      --             --             --             --               --               --
      Other class........    $597,536       $636,239       $532,220        $826,029          $82,545          $16,294
                             ========       ========       ========        ========          =======          =======
    Market Value
      Class IA...........      --             --             --             --               --               --
      Class IB...........      --             --             --             --               --               --
      Other class........    $653,213       $775,962       $630,564        $922,195          $88,215          $17,771
  Due from Hartford Life
   Insurance Company.....       2,118            197          2,119         --               --               --
  Receivable from fund
   shares sold...........      --             --             --                  52                5                1
  Other assets...........      --             --             --             --               --               --
                             --------       --------       --------        --------          -------          -------
  Total Assets...........     655,331        776,159        632,683         922,247           88,220           17,772
                             --------       --------       --------        --------          -------          -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --             --                  53                5                1
  Payable for fund shares
   purchased.............       2,119            198          2,119         --               --               --
  Other liabilities......      --             --             --             --               --               --
                             --------       --------       --------        --------          -------          -------
  Total Liabilities......       2,119            198          2,119              53                5                1
                             --------       --------       --------        --------          -------          -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $653,212       $775,961       $630,564        $922,194          $88,215          $17,771
                             ========       ========       ========        ========          =======          =======


                            MFS CAPITAL
                           OPPORTUNITIES
                              SERIES
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........     1,261,116
                            ===========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........   $21,379,645
                            ===========
    Market Value
      Class IA...........       --
      Class IB...........       --
      Other class........   $17,113,343
  Due from Hartford Life
   Insurance Company.....         9,816
  Receivable from fund
   shares sold...........       --
  Other assets...........             2
                            -----------
  Total Assets...........    17,123,161
                            -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............         9,816
  Other liabilities......       --
                            -----------
  Total Liabilities......         9,816
                            -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $17,113,345
                            ===========

(b)  From inception, August 9, 2004 to December 31, 2004.
(e) Formerly Huntington VA Rotating Index Fund Sub-Account. Change effective May 1, 2004.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                                                           MFS HIGH
                           MFS EMERGING    MFS GLOBAL       INCOME
                           GROWTH SERIES  EQUITY SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --            --             --
      Class IB...........       --            --             --
      Other class........       989,562       668,263      7,020,155
                            ===========    ==========    ===========
    Cost:
      Class IA...........       --            --             --
      Class IB...........       --            --             --
      Other class........   $24,991,690    $7,047,675    $66,679,286
                            ===========    ==========    ===========
    Market Value
      Class IA...........       --            --             --
      Class IB...........       --            --             --
      Other class........   $17,337,124    $8,553,762    $72,799,010
  Due from Hartford Life
   Insurance Company.....       --             10,389         71,237
  Receivable from fund
   shares sold...........         1,114       --             --
  Other assets...........            19       --             --
                            -----------    ----------    -----------
  Total Assets...........    17,338,257     8,564,151     72,870,247
                            -----------    ----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         1,114       --             --
  Payable for fund shares
   purchased.............       --             10,389         71,237
  Other liabilities......       --            --                  13
                            -----------    ----------    -----------
  Total Liabilities......         1,114        10,389         71,250
                            -----------    ----------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $17,337,143    $8,553,762    $72,798,997
                            ===========    ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                               MFS
                            INVESTORS    MFS INVESTORS                   MFS NEW                                MERRILL LYNCH
                           GROWTH STOCK      TRUST       MFS MID CAP    DISCOVERY     MFS TOTAL     MFS VALUE   GLOBAL GROWTH
                              SERIES        SERIES      GROWTH SERIES    SERIES     RETURN SERIES    SERIES       V.I. FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -------------  -----------  -------------  -----------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --             --             --            --            --            --           --
      Class IB...........      --             --             --            --            --            --           --
      Other class........    3,396,151      3,726,950      6,103,055     2,889,861    12,253,053     1,124,012      26,523
                           ===========    ===========    ===========   ===========  ============   ===========    ========
    Cost:
      Class IA...........      --             --             --            --            --            --           --
      Class IB...........      --             --             --            --            --            --           --
      Other class........  $34,721,372    $62,365,750    $37,661,689   $39,348,276  $229,223,817   $11,928,061    $182,289
                           ===========    ===========    ===========   ===========  ============   ===========    ========
    Market Value
      Class IA...........      --             --             --            --            --            --           --
      Class IB...........      --             --             --            --            --            --           --
      Other class........  $32,297,399    $67,383,260    $43,209,625   $42,972,229  $262,582,916   $13,634,266    $256,217
  Due from Hartford Life
   Insurance Company.....        2,529        254,183         34,374       216,799       284,843         1,602      --
  Receivable from fund
   shares sold...........      --             --             --            --            --            --               14
  Other assets...........      --                   3             20       --            --            --           --
                           -----------    -----------    -----------   -----------  ------------   -----------    --------
  Total Assets...........   32,299,928     67,637,446     43,244,019    43,189,028   262,867,759    13,635,868     256,231
                           -----------    -----------    -----------   -----------  ------------   -----------    --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --             --            --            --            --               14
  Payable for fund shares
   purchased.............        2,529        254,183         34,374       216,799       284,843         1,602      --
  Other liabilities......            6        --             --                  2            43             2      --
                           -----------    -----------    -----------   -----------  ------------   -----------    --------
  Total Liabilities......        2,535        254,183         34,374       216,801       284,886         1,604          14
                           -----------    -----------    -----------   -----------  ------------   -----------    --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $32,297,393    $67,383,263    $43,209,645   $42,972,227  $262,582,873   $13,634,264    $256,217
                           ===========    ===========    ===========   ===========  ============   ===========    ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                           MERRILL LYNCH  NATIONS MARSICO
                             LARGE CAP     INTERNATIONAL   NATIONS HIGH
                            GROWTH V.I.    OPPORTUNITIES    YIELD BOND
                               FUND          PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ---------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --              --              --
      Class IB...........      --              --              --
      Other class........      130,206        1,922,511      3,118,754
                            ==========      ===========    ===========
    Cost:
      Class IA...........      --              --              --
      Class IB...........      --              --              --
      Other class........   $  976,490      $23,443,103    $30,811,376
                            ==========      ===========    ===========
    Market Value
      Class IA...........      --              --              --
      Class IB...........      --              --              --
      Other class........   $1,296,849      $30,260,329    $32,871,662
  Due from Hartford Life
   Insurance Company.....      --                13,188          3,440
  Receivable from fund
   shares sold...........           69         --              --
  Other assets...........      --              --              --
                            ----------      -----------    -----------
  Total Assets...........    1,296,918       30,273,517     32,875,102
                            ----------      -----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           69         --              --
  Payable for fund shares
   purchased.............      --                13,188          3,440
  Other liabilities......      --                    80            133
                            ----------      -----------    -----------
  Total Liabilities......           69           13,268          3,573
                            ----------      -----------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $1,296,849      $30,260,249    $32,871,529
                            ==========      ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                NATIONS                                            NATIONS
                               NATIONS          MARSICO           NATIONS           NATIONS      MARSICO 21ST  NATIONS MIDCAP
                            INTERNATIONAL   FOCUSED EQUITIES  ASSET ALLOCATION  MARSICO GROWTH     CENTURY         GROWTH
                           VALUE PORTFOLIO     PORTFOLIO         PORTFOLIO         PORTFOLIO      PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT (C)  SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ----------------  ----------------  ---------------  ------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --               --                --                --              --             --
      Class IB...........       --               --                --                --              --             --
      Other class........       389,384         1,871,833         1,058,040         1,632,612        506,550      3,956,594
                             ==========       ===========       ===========       ===========     ==========    ===========
    Cost:
      Class IA...........       --               --                --                --              --             --
      Class IB...........       --               --                --                --              --             --
      Other class........    $3,440,949       $24,881,863       $ 9,364,035       $22,808,216     $3,874,212    $25,850,050
                             ==========       ===========       ===========       ===========     ==========    ===========
    Market Value
      Class IA...........       --               --                --                --              --             --
      Class IB...........       --               --                --                --              --             --
      Other class........    $4,442,877       $31,596,544       $10,707,362       $27,182,983     $5,268,117    $32,048,411
  Due from Hartford Life
   Insurance Company.....       --               --                --                  12,294             57         12,977
  Receivable from fund
   shares sold...........           217           121,877               589          --              --             --
  Other assets...........       --               --                --                --              --             --
                             ----------       -----------       -----------       -----------     ----------    -----------
  Total Assets...........     4,443,094        31,718,421        10,707,951        27,195,277      5,268,174     32,061,388
                             ----------       -----------       -----------       -----------     ----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           217           121,877               589          --              --             --
  Payable for fund shares
   purchased.............       --               --                --                  12,294             57         12,977
  Other liabilities......            20                16                26                87             11             31
                             ----------       -----------       -----------       -----------     ----------    -----------
  Total Liabilities......           237           121,893               615            12,381             68         13,008
                             ----------       -----------       -----------       -----------     ----------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $4,442,857       $31,596,528       $10,707,336       $27,182,896     $5,268,106    $32,048,380
                             ==========       ===========       ===========       ===========     ==========    ===========


                           NATIONS SMALL
                              COMPANY
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........     2,020,503
                            ===========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........   $17,032,158
                            ===========
    Market Value
      Class IA...........       --
      Class IB...........       --
      Other class........   $21,477,950
  Due from Hartford Life
   Insurance Company.....        10,655
  Receivable from fund
   shares sold...........       --
  Other assets...........             9
                            -----------
  Total Assets...........    21,488,614
                            -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............        10,655
  Other liabilities......       --
                            -----------
  Total Liabilities......        10,655
                            -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $21,477,959
                            ===========

(c) Effective January 23, 2004, Nations Capital Growth Portfolio Sub-Account merged with Nations Marsico Growth Portfolio Sub-Account.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                                          ONE GROUP-REGISTERED TRADEMARK-  ONE GROUP-REGISTERED TRADEMARK-
                           NATIONS VALUE         INVESTMENT TRUST                 INVESTMENT TRUST
                             PORTFOLIO          BALANCED PORTFOLIO                 BOND PORTFOLIO
                            SUB-ACCOUNT           SUB-ACCOUNT (A)                  SUB-ACCOUNT (A)
                           -------------  -------------------------------  -------------------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --                                --
      Class IB...........       --                --                                --
      Other class........     3,058,462                62,678                           521,936
                            ===========              ========                        ==========
    Cost:
      Class IA...........       --                --                                --
      Class IB...........       --                --                                --
      Other class........   $29,039,559              $904,827                        $5,922,930
                            ===========              ========                        ==========
    Market Value
      Class IA...........       --                --                                --
      Class IB...........       --                --                                --
      Other class........   $35,967,514              $938,916                        $5,976,171
  Due from Hartford Life
   Insurance Company.....         1,280                   873                           119,512
  Receivable from fund
   shares sold...........       --                --                                --
  Other assets...........            92           --                                --
                            -----------              --------                        ----------
  Total Assets...........    35,968,886               939,789                         6,095,683
                            -----------              --------                        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --                                --
  Payable for fund shares
   purchased.............         1,280                   873                           119,512
  Other liabilities......       --                --                                --
                            -----------              --------                        ----------
  Total Liabilities......         1,280                   873                           119,512
                            -----------              --------                        ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $35,967,606              $938,916                        $5,976,171
                            ===========              ========                        ==========

(a)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                           ONE GROUP-REGISTERED TRADEMARK-  ONE GROUP-REGISTERED TRADEMARK-  ONE GROUP-REGISTERED TRADEMARK-
                                  INVESTMENT TRUST                 INVESTMENT TRUST                 INVESTMENT TRUST
                                 DIVERSIFIED EQUITY                 DIVERSIFIED MID                   EQUITY INDEX
                                      PORTFOLIO                      CAP PORTFOLIO                      PORTFOLIO
                                   SUB-ACCOUNT (A)                  SUB-ACCOUNT (A)                  SUB-ACCOUNT (A)
                           -------------------------------  -------------------------------  -------------------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........           --                              --                                --
      Class IB...........           --                              --                                --
      Other class........               101,852                          10,268                           497,203
                                     ==========                        ========                        ==========
    Cost:
      Class IA...........           --                              --                                --
      Class IB...........           --                              --                                --
      Other class........            $1,454,795                        $169,354                        $4,958,376
                                     ==========                        ========                        ==========
    Market Value
      Class IA...........           --                              --                                --
      Class IB...........           --                              --                                --
      Other class........            $1,535,926                        $181,751                        $5,275,320
  Due from Hartford Life
   Insurance Company.....                38,784                     --                                    130,792
  Receivable from fund
   shares sold...........           --                                        8                       --
  Other assets...........           --                              --                                --
                                     ----------                        --------                        ----------
  Total Assets...........             1,574,710                         181,759                         5,406,112
                                     ----------                        --------                        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           --                                        8                       --
  Payable for fund shares
   purchased.............                38,784                     --                                    130,792
  Other liabilities......           --                              --                                --
                                     ----------                        --------                        ----------
  Total Liabilities......                38,784                               8                           130,792
                                     ----------                        --------                        ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........            $1,535,926                        $181,751                        $5,275,320
                                     ==========                        ========                        ==========

                           ONE GROUP-REGISTERED TRADEMARK-  ONE GROUP-REGISTERED TRADEMARK-  ONE GROUP-REGISTERED TRADEMARK-
                                  INVESTMENT TRUST                 INVESTMENT TRUST                 INVESTMENT TRUST
                                   GOVERNMENT BOND                     LARGE CAP                         MID CAP
                                      PORTFOLIO                    GROWTH PORTFOLIO                 GROWTH PORTFOLIO
                                   SUB-ACCOUNT (A)                  SUB-ACCOUNT (A)                  SUB-ACCOUNT (A)
                           -------------------------------  -------------------------------  -------------------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........           --                              --                                --
      Class IB...........           --                              --                                --
      Other class........                235,405                          7,071                           102,837
                                      ==========                        =======                        ==========
    Cost:
      Class IA...........           --                              --                                --
      Class IB...........           --                              --                                --
      Other class........             $2,713,361                        $89,210                        $1,672,133
                                      ==========                        =======                        ==========
    Market Value
      Class IA...........           --                              --                                --
      Class IB...........           --                              --                                --
      Other class........             $2,737,759                        $94,472                        $1,817,129
  Due from Hartford Life
   Insurance Company.....                 33,273                    --                                     66,380
  Receivable from fund
   shares sold...........           --                                        5                       --
  Other assets...........           --                              --                                --
                                      ----------                        -------                        ----------
  Total Assets...........              2,771,032                         94,477                         1,883,509
                                      ----------                        -------                        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           --                                        5                       --
  Payable for fund shares
   purchased.............                 33,273                    --                                     66,380
  Other liabilities......           --                              --                                --
                                      ----------                        -------                        ----------
  Total Liabilities......                 33,273                              5                            66,380
                                      ----------                        -------                        ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........             $2,737,759                        $94,472                        $1,817,129
                                      ==========                        =======                        ==========

                           ONE GROUP-REGISTERED TRADEMARK-
                                  INVESTMENT TRUST
                                       MID CAP
                                   VALUE PORTFOLIO
                                   SUB-ACCOUNT (A)
                           -------------------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........           --
      Class IB...........           --
      Other class........               104,309
                                     ==========
    Cost:
      Class IA...........           --
      Class IB...........           --
      Other class........            $1,534,439
                                     ==========
    Market Value
      Class IA...........           --
      Class IB...........           --
      Other class........            $1,650,174
  Due from Hartford Life
   Insurance Company.....                48,703
  Receivable from fund
   shares sold...........           --
  Other assets...........           --
                                     ----------
  Total Assets...........             1,698,877
                                     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           --
  Payable for fund shares
   purchased.............                48,703
  Other liabilities......           --
                                     ----------
  Total Liabilities......                48,703
                                     ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........            $1,650,174
                                     ==========

(a)  From inception, May 3, 2004 to December 31, 2004.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                           JENNISON 20/20    JENNISON      PRUDENTIAL
                           FOCUS PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --              --            --
      Class IB...........      --              --            --
      Other class........       20,579         40,651         12,376
                              ========       ========       ========
    Cost:
      Class IA...........      --              --            --
      Class IB...........      --              --            --
      Other class........     $226,218       $932,206       $217,013
                              ========       ========       ========
    Market Value
      Class IA...........      --              --            --
      Class IB...........      --              --            --
      Other class........     $251,682       $730,496       $246,781
  Due from Hartford Life
   Insurance Company.....      --              --            --
  Receivable from fund
   shares sold...........           11             40             12
  Other assets...........            2         --            --
                              --------       --------       --------
  Total Assets...........      251,695        730,536        246,793
                              --------       --------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           11             40             13
  Payable for fund shares
   purchased.............      --              --            --
  Other liabilities......      --              --            --
                              --------       --------       --------
  Total Liabilities......           11             40             13
                              --------       --------       --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $251,684       $730,496       $246,780
                              ========       ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                  SALOMON
                                                 SALOMON         BROTHERS        SALOMON         SALOMON
                           SP WILLIAM BLAIR      BROTHERS      VARIABLE HIGH     BROTHERS        BROTHERS       WELLS FARGO
                            INTERNATIONAL    VARIABLE ALL CAP   YIELD BOND       VARIABLE     VARIABLE TOTAL  ASSET ALLOCATION
                           GROWTH PORTFOLIO     VALUE FUND         FUND       INVESTORS FUND   RETURN FUND          FUND
                           SUB-ACCOUNT (D)     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ----------------  ----------------  -------------  --------------  --------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --                 --               --             --              --              --
      Class IB...........      --                 --               --             --              --              --
      Other class........          840             173,609         30,808          58,961          37,314             887
                                ======          ==========       ========        ========        ========         =======
    Cost:
      Class IA...........      --                 --               --             --              --              --
      Class IB...........      --                 --               --             --              --              --
      Other class........       $4,702          $2,649,109       $278,161        $782,508        $389,566         $10,673
                                ======          ==========       ========        ========        ========         =======
    Market Value
      Class IA...........      --                 --               --             --              --              --
      Class IB...........      --                 --               --             --              --              --
      Other class........       $5,691          $2,921,847       $304,380        $814,258        $420,525         $11,502
  Due from Hartford Life
   Insurance Company.....      --                 --               --             --              --              --
  Receivable from fund
   shares sold...........      --                      480            330              32               6               1
  Other assets...........      --                        5         --                   2         --              --
                                ------          ----------       --------        --------        --------         -------
  Total Assets...........        5,691           2,922,332        304,710         814,292         420,531          11,503
                                ------          ----------       --------        --------        --------         -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                      480            331              32               5               1
  Payable for fund shares
   purchased.............      --                 --               --             --              --              --
  Other liabilities......      --                 --               --             --              --              --
                                ------          ----------       --------        --------        --------         -------
  Total Liabilities......      --                      480            331              32               5               1
                                ------          ----------       --------        --------        --------         -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $5,691          $2,921,852       $304,379        $814,260        $420,526         $11,502
                                ======          ==========       ========        ========        ========         =======

(a)  From inception, May 3, 2004 to December 31, 2004.
(d) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3, 2004.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                             WELLS FARGO      WELLS FARGO
                            EQUITY INCOME    INTERNATIONAL
                                FUND          EQUITY FUND
                           SUB-ACCOUNT (A)  SUB-ACCOUNT (A)
                           ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --               --
      Class IB...........      --               --
      Other class........         443              163
                               ======           ======
    Cost:
      Class IA...........      --               --
      Class IB...........      --               --
      Other class........      $6,856           $1,276
                               ======           ======
    Market Value
      Class IA...........      --               --
      Class IB...........      --               --
      Other class........      $7,233           $1,349
  Due from Hartford Life
   Insurance Company.....      --               --
  Receivable from fund
   shares sold...........      --               --
  Other assets...........      --               --
                               ------           ------
  Total Assets...........       7,233            1,349
                               ------           ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --               --
  Payable for fund shares
   purchased.............      --               --
  Other liabilities......      --               --
                               ------           ------
  Total Liabilities......      --               --
                               ------           ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $7,233           $1,349
                               ======           ======

(a)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                             STI CLASSIC VT
                             WELLS FARGO      WELLS FARGO       CAPITAL      STI CLASSIC VT  STI CLASSIC VT  STI CLASSIC VT
                            LARGE COMPANY      SMALL CAP      APPRECIATION     GROWTH AND    MID-CAP EQUITY   VALUE INCOME
                             GROWTH FUND      GROWTH FUND         FUND        INCOME FUND         FUND         STOCK FUND
                           SUB-ACCOUNT (A)  SUB-ACCOUNT (A)   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------  --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --              --                 --              --              --              --
      Class IB...........      --              --                 --              --              --              --
      Other class........         121             106             285,932         211,815         152,932         120,954
                               ======            ====          ==========      ==========      ==========      ==========
    Cost:
      Class IA...........      --              --                 --              --              --              --
      Class IB...........      --              --                 --              --              --              --
      Other class........      $1,021            $766          $4,233,715      $1,911,801      $1,460,220      $1,509,085
                               ======            ====          ==========      ==========      ==========      ==========
    Market Value
      Class IA...........      --              --                 --              --              --              --
      Class IB...........      --              --                 --              --              --              --
      Other class........      $1,072            $835          $4,695,001      $2,425,281      $1,815,300      $1,732,058
  Due from Hartford Life
   Insurance Company.....      --              --                  15,189         --              --                7,499
  Receivable from fund
   shares sold...........      --              --                 --               25,733          12,296         --
  Other assets...........      --              --                 --              --              --              --
                               ------            ----          ----------      ----------      ----------      ----------
  Total Assets...........       1,072             835           4,710,190       2,451,014       1,827,596       1,739,557
                               ------            ----          ----------      ----------      ----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              --                 --               25,732          12,296         --
  Payable for fund shares
   purchased.............      --              --                  15,188         --              --                7,498
  Other liabilities......      --              --                 --              --                    2         --
                               ------            ----          ----------      ----------      ----------      ----------
  Total Liabilities......      --              --                  15,188          25,732          12,298           7,498
                               ------            ----          ----------      ----------      ----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $1,072            $835          $4,695,002      $2,425,282      $1,815,298      $1,732,059
                               ======            ====          ==========      ==========      ==========      ==========

(a)  From inception, May 3, 2004 to December 31, 2004.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.35%       357,391   $ 1.243035  $      444,246
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.40%       455,977     1.239999         565,412
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.55%        27,378     1.233942          33,783
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.60%           597     1.231913             736
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.65%       799,956     1.229873         983,844
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.70%     2,015,434     1.227859       2,474,669
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.75%     1,681,164     1.225836       2,060,832
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.80%        76,430     1.223852          93,539
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.85%     1,124,610     1.221850       1,374,105
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.90%       176,397     1.219843         215,177
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.95%        23,091     1.219957          28,170
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.00%     3,136,070     1.215844       3,812,971
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.05%     2,512,415     1.213849       3,049,692
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.10%       114,465     1.215534         139,136
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.15%       601,100     1.211436         728,195
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.20%       566,587     1.209994         685,566
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.25%        52,285     1.208000          63,160
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.30%       429,521     1.206986         518,426
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.35%       142,861     1.205594         172,232
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.40%           865     1.203622           1,042
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.45%       181,158     1.203018         217,936
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.50%        87,730     1.202408         105,487
AIM V.I. Basic Value Fund --
 Class I......................     0.95%        14,910     1.316677          19,632
AIM V.I. Basic Value Fund --
 Class I......................     1.35%     3,217,568     1.300569       4,184,669
AIM V.I. Basic Value Fund --
 Class I......................     1.40%     4,627,008     1.297380       6,002,988
AIM V.I. Basic Value Fund --
 Class I......................     1.45%        13,378     1.296930          17,351
AIM V.I. Basic Value Fund --
 Class I......................     1.55%       448,983     1.291024         579,647
AIM V.I. Basic Value Fund --
 Class I......................     1.60%       285,100     1.288919         367,471
AIM V.I. Basic Value Fund --
 Class I......................     1.65%     6,086,578     1.286811       7,832,276
AIM V.I. Basic Value Fund --
 Class I......................     1.70%    10,045,339     1.284695      12,905,197
AIM V.I. Basic Value Fund --
 Class I......................     1.75%     9,582,742     1.282604      12,290,863
AIM V.I. Basic Value Fund --
 Class I......................     1.80%       503,837     1.280496         645,161
AIM V.I. Basic Value Fund --
 Class I......................     1.85%     5,086,133     1.278389       6,502,056
AIM V.I. Basic Value Fund --
 Class I......................     1.90%       647,385     1.276312         826,265
AIM V.I. Basic Value Fund --
 Class I......................     1.95%       848,552     1.276416       1,083,105
AIM V.I. Basic Value Fund --
 Class I......................     2.00%    14,046,461     1.272121      17,868,798
AIM V.I. Basic Value Fund --
 Class I......................     2.05%     9,094,606     1.270030      11,550,422
AIM V.I. Basic Value Fund --
 Class I......................     2.10%       380,624     1.271801         484,078
AIM V.I. Basic Value Fund --
 Class I......................     2.15%     3,538,003     1.267504       4,484,433
AIM V.I. Basic Value Fund --
 Class I......................     2.20%     3,157,993     1.265981       3,997,959
AIM V.I. Basic Value Fund --
 Class I......................     2.25%        17,622     1.263904          22,272
AIM V.I. Basic Value Fund --
 Class I......................     2.30%       858,934     1.262849       1,084,703
AIM V.I. Basic Value Fund --
 Class I......................     2.35%       547,413     1.261399         690,506
AIM V.I. Basic Value Fund --
 Class I......................     2.45%       458,678     1.258716         577,345
AIM V.I. Basic Value Fund --
 Class I......................     2.50%       338,958     1.258072         426,433
AIM V.I. Blue Chip Fund --
 Class I......................     1.35%       717,014     1.106811         793,597

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
AIM V.I. Blue Chip Fund --
 Class I......................     1.40%     1,206,585   $ 1.104116  $    1,332,209
AIM V.I. Blue Chip Fund --
 Class I......................     1.55%       120,454     1.098667         132,339
AIM V.I. Blue Chip Fund --
 Class I......................     1.60%        43,935     1.096882          48,192
AIM V.I. Blue Chip Fund --
 Class I......................     1.65%     2,266,782     1.095076       2,482,299
AIM V.I. Blue Chip Fund --
 Class I......................     1.70%     2,289,461     1.093288       2,503,040
AIM V.I. Blue Chip Fund --
 Class I......................     1.75%     1,775,353     1.091498       1,937,795
AIM V.I. Blue Chip Fund --
 Class I......................     1.80%        60,764     1.089710          66,216
AIM V.I. Blue Chip Fund --
 Class I......................     1.85%       845,765     1.087923         920,127
AIM V.I. Blue Chip Fund --
 Class I......................     1.90%       125,421     1.086146         136,226
AIM V.I. Blue Chip Fund --
 Class I......................     1.95%        26,633     1.086214          28,929
AIM V.I. Blue Chip Fund --
 Class I......................     2.00%     4,209,111     1.082586       4,556,725
AIM V.I. Blue Chip Fund --
 Class I......................     2.05%     2,896,206     1.080806       3,130,237
AIM V.I. Blue Chip Fund --
 Class I......................     2.10%        10,977     1.082282          11,880
AIM V.I. Blue Chip Fund --
 Class I......................     2.15%     1,129,922     1.078665       1,218,807
AIM V.I. Blue Chip Fund --
 Class I......................     2.20%       934,482     1.077359       1,006,773
AIM V.I. Blue Chip Fund --
 Class I......................     2.25%        13,882     1.075593          14,932
AIM V.I. Blue Chip Fund --
 Class I......................     2.30%       325,261     1.074688         349,554
AIM V.I. Blue Chip Fund --
 Class I......................     2.35%       271,400     1.073449         291,335
AIM V.I. Blue Chip Fund --
 Class I......................     2.45%       310,386     1.071163         332,474
AIM V.I. Blue Chip Fund --
 Class I......................     2.50%       220,250     1.070633         235,807
AIM V.I. Capital Appreciation
 Fund -- Class I..............     0.95%         3,083     1.275804           3,933
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.35%       486,229     1.260166         612,729
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.40%       609,511     1.257105         766,219
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.55%        80,349     1.250938         100,512
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.60%         4,650     1.248880           5,807
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.65%       892,080     1.246827       1,112,270
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.70%       587,585     0.858825         504,633
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.70%     1,868,982     1.244800       2,326,509
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.75%     2,134,351     1.242768       2,652,503
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.80%        52,820     1.240718          65,535
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.85%        54,827     0.854079          46,827
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.85%       586,994     1.238691         727,104
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.90%        38,947     0.852533          33,204
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.90%        73,721     1.236658          91,167
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.95%       228,777     1.236755         282,942
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.00%     1,862,086     1.232623       2,295,250
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.00%         5,792     0.848537           4,915
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.05%     1,285,978     0.847846       1,090,312
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.05%     2,080,612     1.230599       2,560,399
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.10%        52,484     1.232282          64,675
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.15%       510,635     1.228149         627,135
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.20%       504,157     1.226672         618,435
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.20%       229,510     0.844785         193,886
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.25%         2,484     1.224655           3,042
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.25%        42,004     0.843741          35,440
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.30%       106,694     1.223633         130,554
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.35%        62,842     1.222228          76,807
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.40%        41,621     0.840694          34,991

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.45%       114,522   $ 1.219611  $      139,672
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.50%         7,001     1.218998           8,534
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.50%           545     1.218998             665
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.35%       460,341     1.250026         575,439
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.40%       265,796     1.246987         331,444
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.55%        95,523     1.240863         118,531
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.60%        11,857     1.238815          14,689
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.65%       334,969     1.236789         414,286
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.70%     1,064,805     1.234776       1,314,796
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.75%       897,298     1.232747       1,106,142
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.80%        23,950     1.230732          29,476
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.85%       345,805     1.228709         424,894
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.90%        44,822     1.226697          54,982
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.95%        29,768     1.226790          36,519
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.00%     1,589,322     1.222679       1,943,230
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.05%     1,507,113     1.220687       1,839,713
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.10%        14,441     1.222352          17,652
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.15%       308,515     1.218258         375,851
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.20%       253,731     1.216792         308,738
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.25%        38,333     1.214780          46,566
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.30%        55,310     1.213768          67,134
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.35%        39,589     1.212398          47,998
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.45%        24,111     1.209764          29,169
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.50%       178,550     1.209161         215,896
AIM V.I. Government Securities
 Fund -- Class I..............     0.95%        19,933     1.105472          22,035
AIM V.I. Government Securities
 Fund -- Class I..............     1.35%     6,425,084     1.091958       7,015,919
AIM V.I. Government Securities
 Fund -- Class I..............     1.40%     5,288,599     1.089293       5,760,834
AIM V.I. Government Securities
 Fund -- Class I..............     1.45%        16,563     1.088900          18,035
AIM V.I. Government Securities
 Fund -- Class I..............     1.55%       599,310     1.083943         649,618
AIM V.I. Government Securities
 Fund -- Class I..............     1.60%       475,933     1.082171         515,041
AIM V.I. Government Securities
 Fund -- Class I..............     1.65%    16,588,803     1.080381      17,922,228
AIM V.I. Government Securities
 Fund -- Class I..............     1.70%    10,668,370     1.078619      11,507,107
AIM V.I. Government Securities
 Fund -- Class I..............     1.75%    10,152,475     1.076866      10,932,855
AIM V.I. Government Securities
 Fund -- Class I..............     1.80%       798,134     1.075087         858,063
AIM V.I. Government Securities
 Fund -- Class I..............     1.85%    17,411,818     1.073345      18,688,888
AIM V.I. Government Securities
 Fund -- Class I..............     1.90%       572,265     1.071584         613,230
AIM V.I. Government Securities
 Fund -- Class I..............     1.95%       927,601     1.071651         994,065
AIM V.I. Government Securities
 Fund -- Class I..............     2.00%    17,403,789     1.068065      18,588,378
AIM V.I. Government Securities
 Fund -- Class I..............     2.05%    11,372,313     1.066299      12,126,286
AIM V.I. Government Securities
 Fund -- Class I..............     2.10%       148,562     1.067795         158,634
AIM V.I. Government Securities
 Fund -- Class I..............     2.15%    10,307,079     1.064200      10,968,793
AIM V.I. Government Securities
 Fund -- Class I..............     2.20%     5,284,964     1.062893       5,617,352
AIM V.I. Government Securities
 Fund -- Class I..............     2.25%       303,586     1.061170         322,156
AIM V.I. Government Securities
 Fund -- Class I..............     2.30%     1,068,352     1.060265       1,132,736
AIM V.I. Government Securities
 Fund -- Class I..............     2.35%       434,126     1.059041         459,757
AIM V.I. Government Securities
 Fund -- Class I..............     2.40%        57,375     1.057315          60,664
AIM V.I. Government Securities
 Fund -- Class I..............     2.45%     1,752,787     1.056779       1,852,308
AIM V.I. Government Securities
 Fund -- Class I..............     2.50%       348,325     1.056247         367,917

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
AIM V.I. High Yield Fund --
 Class I......................     1.70%       422,300   $ 1.201005  $      507,185
AIM V.I. High Yield Fund --
 Class I......................     1.85%         3,456     1.194410           4,128
AIM V.I. High Yield Fund --
 Class I......................     1.90%       109,806     1.192227         130,914
AIM V.I. High Yield Fund --
 Class I......................     2.00%         8,518     1.186655          10,108
AIM V.I. High Yield Fund --
 Class I......................     2.05%       856,461     1.185674       1,015,483
AIM V.I. High Yield Fund --
 Class I......................     2.20%       155,883     1.181390         184,159
AIM V.I. High Yield Fund --
 Class I......................     2.25%         3,411     1.179944           4,025
AIM V.I. High Yield Fund --
 Class I......................     2.35%        37,380     1.176665          43,984
AIM V.I. High Yield Fund --
 Class I......................     2.50%         5,724     1.174516           6,722
AIM V.I. International Growth
 Fund -- Class I..............     1.35%       257,992     1.428246         368,476
AIM V.I. International Growth
 Fund -- Class I..............     1.40%       432,006     1.424775         615,511
AIM V.I. International Growth
 Fund -- Class I..............     1.55%        23,322     1.417764          33,065
AIM V.I. International Growth
 Fund -- Class I..............     1.60%        83,018     1.415457         117,508
AIM V.I. International Growth
 Fund -- Class I..............     1.65%       303,563     1.413144         428,979
AIM V.I. International Growth
 Fund -- Class I..............     1.70%       842,007     1.410825       1,187,925
AIM V.I. International Growth
 Fund -- Class I..............     1.75%       277,800     1.408510         391,284
AIM V.I. International Growth
 Fund -- Class I..............     1.80%        10,108     1.406196          14,214
AIM V.I. International Growth
 Fund -- Class I..............     1.85%       625,665     1.403902         878,372
AIM V.I. International Growth
 Fund -- Class I..............     1.90%        12,870     1.401609          18,038
AIM V.I. International Growth
 Fund -- Class I..............     1.95%        53,356     1.401725          74,791
AIM V.I. International Growth
 Fund -- Class I..............     2.00%       730,580     1.397023       1,020,637
AIM V.I. International Growth
 Fund -- Class I..............     2.05%       739,101     1.394744       1,030,857
AIM V.I. International Growth
 Fund -- Class I..............     2.15%       469,956     1.391958         654,159
AIM V.I. International Growth
 Fund -- Class I..............     2.20%       211,907     1.390275         294,609
AIM V.I. International Growth
 Fund -- Class I..............     2.25%         2,181     1.388001           3,027
AIM V.I. International Growth
 Fund -- Class I..............     2.30%       108,699     1.386855         150,750
AIM V.I. International Growth
 Fund -- Class I..............     2.35%        35,424     1.385249          49,071
AIM V.I. International Growth
 Fund -- Class I..............     2.40%        25,107     1.382975          34,722
AIM V.I. International Growth
 Fund -- Class I..............     2.45%       105,099     1.382282         145,276
AIM V.I. International Growth
 Fund -- Class I..............     2.50%         2,706     1.381589           3,739
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     0.95%        32,302     1.444712          46,667
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.25%         3,425     1.429422           4,896
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.30%         4,392     1.428236           6,273
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.35%     2,958,555     1.427030       4,221,947
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.40%     3,384,515     1.423532       4,817,966
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.45%        22,516     1.423067          32,041
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.55%       183,756     1.416574         260,303
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.60%       373,914     1.414262         528,812
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.65%     5,562,631     1.411931       7,854,051
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.70%     9,101,823     1.409623      12,830,139
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.75%     8,482,784     1.407321      11,938,000
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.80%       408,729     1.405002         574,265
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.85%     5,094,321     1.402701       7,145,809
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.90%       447,925     1.400396         627,272
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.95%       841,035     1.400519       1,177,886
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.00%    13,227,244     1.395829      18,462,971
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.05%     7,217,943     1.393538      10,058,478
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.10%        92,881     1.395460         129,611

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.15%     3,492,975   $ 1.390779  $    4,857,956
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.20%     2,470,338     1.389103       3,431,554
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.25%        82,932     1.386816         115,011
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.30%     1,198,697     1.385662       1,660,988
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.35%       414,208     1.384060         573,288
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.40%        49,806     1.381798          68,822
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.45%       615,721     1.381096         850,370
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.50%       184,485     1.380406         254,664
AIM V.I. Premier Equity
 Fund -- Class I..............     0.95%         1,813     1.047934           1,900
AIM V.I. Premier Equity
 Fund -- Class I..............     1.35%     4,159,863     1.035098       4,305,866
AIM V.I. Premier Equity
 Fund -- Class I..............     1.40%     1,168,707     1.032581       1,206,785
AIM V.I. Premier Equity
 Fund -- Class I..............     1.55%       180,769     1.027518         185,743
AIM V.I. Premier Equity
 Fund -- Class I..............     1.60%       125,401     1.025833         128,641
AIM V.I. Premier Equity
 Fund -- Class I..............     1.65%     4,688,224     1.024162       4,801,501
AIM V.I. Premier Equity
 Fund -- Class I..............     1.70%     1,106,992     0.774418         857,274
AIM V.I. Premier Equity
 Fund -- Class I..............     1.70%     6,476,754     1.022485       6,622,384
AIM V.I. Premier Equity
 Fund -- Class I..............     1.75%     4,721,199     1.020802       4,819,410
AIM V.I. Premier Equity
 Fund -- Class I..............     1.80%       133,682     1.019122         136,238
AIM V.I. Premier Equity
 Fund -- Class I..............     1.85%        21,670     0.770145          16,689
AIM V.I. Premier Equity
 Fund -- Class I..............     1.85%    13,502,088     1.017458      13,737,807
AIM V.I. Premier Equity
 Fund -- Class I..............     1.90%       385,634     0.768742         296,453
AIM V.I. Premier Equity
 Fund -- Class I..............     1.90%        82,405     1.015768          83,705
AIM V.I. Premier Equity
 Fund -- Class I..............     1.95%       898,005     1.015875         912,261
AIM V.I. Premier Equity
 Fund -- Class I..............     2.00%     6,145,089     1.012479       6,221,774
AIM V.I. Premier Equity
 Fund -- Class I..............     2.00%         4,520     0.765168           3,459
AIM V.I. Premier Equity
 Fund -- Class I..............     2.05%     1,373,101     0.764522       1,049,766
AIM V.I. Premier Equity
 Fund -- Class I..............     2.05%     2,693,731     1.010799       2,722,821
AIM V.I. Premier Equity
 Fund -- Class I..............     2.10%        47,082     1.012187          47,656
AIM V.I. Premier Equity
 Fund -- Class I..............     2.15%     7,242,942     1.008797       7,306,658
AIM V.I. Premier Equity
 Fund -- Class I..............     2.20%       139,313     0.761760         106,123
AIM V.I. Premier Equity
 Fund -- Class I..............     2.20%     2,701,792     1.007588       2,722,293
AIM V.I. Premier Equity
 Fund -- Class I..............     2.25%        69,819     0.760845          53,121
AIM V.I. Premier Equity
 Fund -- Class I..............     2.25%       124,391     1.005941         125,130
AIM V.I. Premier Equity
 Fund -- Class I..............     2.30%       627,084     1.005088         630,274
AIM V.I. Premier Equity
 Fund -- Class I..............     2.35%       280,185     1.003926         281,285
AIM V.I. Premier Equity
 Fund -- Class I..............     2.35%       134,519     0.758728         102,063
AIM V.I. Premier Equity
 Fund -- Class I..............     2.45%       734,467     1.001779         735,773
AIM V.I. Premier Equity
 Fund -- Class I..............     2.50%       271,643     1.001280         271,991
AIM V.I. Premier Equity
 Fund -- Class I..............     2.50%         8,911     1.001280           8,922
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.35%        33,853    11.646808         394,285
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.40%        20,611    11.639796         239,913
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.55%           996    11.618714          11,572
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.60%         5,499    11.611698          63,849
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.65%        43,385    11.604678         503,467
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.70%        66,729    11.597675         773,905
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.75%        18,546    11.590678         214,956
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.80%         2,067    11.583693          23,939
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.85%        98,984    11.576688       1,145,912

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.90%           615   $11.569700  $        7,117
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.95%         1,954    11.562718          22,591
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.00%        57,050    11.555735         659,257
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.05%        22,172    11.548759         256,059
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.10%         4,179    11.541778          48,232
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.15%        73,959    11.534830         853,107
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.20%        90,784    11.527864       1,046,546
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.30%         3,757    11.513938          43,258
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.35%           159    11.506991           1,824
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.45%        19,552    11.494297         224,732
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.50%         3,738    11.488515          42,941
American Funds Asset
 Allocation Fund --
 Class 2......................     0.95%        31,501    12.192260         384,068
American Funds Asset
 Allocation Fund --
 Class 2......................     1.25%           281    12.012815           3,372
American Funds Asset
 Allocation Fund --
 Class 2......................     1.30%         5,058    12.002787          60,706
American Funds Asset
 Allocation Fund --
 Class 2......................     1.35%     1,968,013    11.992768      23,601,928
American Funds Asset
 Allocation Fund --
 Class 2......................     1.40%     2,100,168    11.054301      23,215,887
American Funds Asset
 Allocation Fund --
 Class 2......................     1.45%           837    11.959333          10,008
American Funds Asset
 Allocation Fund --
 Class 2......................     1.55%       269,599    10.963433       2,955,731
American Funds Asset
 Allocation Fund --
 Class 2......................     1.60%       154,944    10.967927       1,699,415
American Funds Asset
 Allocation Fund --
 Class 2......................     1.65%     2,488,398    10.903283      27,131,710
American Funds Asset
 Allocation Fund --
 Class 2......................     1.70%     4,293,129    11.149082      47,864,450
American Funds Asset
 Allocation Fund --
 Class 2......................     1.75%     3,086,827    10.877799      33,577,886
American Funds Asset
 Allocation Fund --
 Class 2......................     1.80%       173,673    10.817768       1,878,753
American Funds Asset
 Allocation Fund --
 Class 2......................     1.85%     3,024,304    11.078298      33,504,146
American Funds Asset
 Allocation Fund --
 Class 2......................     1.90%       204,489    11.061983       2,262,050
American Funds Asset
 Allocation Fund --
 Class 2......................     1.95%       316,128    10.825316       3,422,183
American Funds Asset
 Allocation Fund --
 Class 2......................     2.00%     3,421,081    10.733235      36,719,263
American Funds Asset
 Allocation Fund --
 Class 2......................     2.05%     2,187,031    10.991757      24,039,312
American Funds Asset
 Allocation Fund --
 Class 2......................     2.10%        72,922    10.786101         786,549
American Funds Asset
 Allocation Fund --
 Class 2......................     2.15%     2,163,785    10.694390      23,140,364
American Funds Asset
 Allocation Fund --
 Class 2......................     2.20%       981,260    10.681459      10,481,289
American Funds Asset
 Allocation Fund --
 Class 2......................     2.25%         3,769    10.938720          41,223
American Funds Asset
 Allocation Fund --
 Class 2......................     2.30%       195,291    10.929581       2,134,452
American Funds Asset
 Allocation Fund --
 Class 2......................     2.35%       123,737    10.642768       1,316,903
American Funds Asset
 Allocation Fund --
 Class 2......................     2.40%         5,004    10.899099          54,539
American Funds Asset
 Allocation Fund --
 Class 2......................     2.45%       346,543    10.893637       3,775,118
American Funds Asset
 Allocation Fund --
 Class 2......................     2.50%       140,955    10.888180       1,534,739
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.95%       246,120     1.010226         248,636
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.25%        13,287     0.998791          13,271
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.30%        90,608     0.997950          90,423
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.35%     8,579,246     0.997131       8,554,632
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.40%    12,553,757     0.994492      12,484,611
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.45%        87,725     0.994337          87,229
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.55%     1,222,003     0.989296       1,208,923
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.60%     1,115,456     0.987576       1,101,598
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.65%    14,943,805     0.985862      14,732,529
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.70%    28,420,882     0.984137      27,970,042
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.75%    20,810,276     0.982412      20,444,265

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.80%       984,385   $ 0.980675  $      965,362
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.85%    14,674,322     0.978978      14,365,838
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.90%     1,739,665     0.977279       1,700,138
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.95%     2,052,767     0.977667       2,006,922
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.00%    27,651,832     0.973866      26,929,179
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.05%    18,562,424     0.972159      18,045,627
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.10%       427,047     0.974131         416,000
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.15%     8,661,539     0.970333       8,404,577
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.20%     4,891,541     0.969147       4,740,623
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.25%       102,573     0.967477          99,238
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.30%     2,337,719     0.966652       2,259,760
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.35%     2,058,021     0.965651       1,987,330
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.40%        60,124     0.963988          57,959
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.45%     1,266,239     0.963488       1,220,006
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.50%       848,687     0.963014         817,298
American Funds Bond Fund --
 Class 2......................     0.95%        17,552    13.723684         240,877
American Funds Bond Fund --
 Class 2......................     1.30%        10,968    13.510438         148,183
American Funds Bond Fund --
 Class 2......................     1.35%     1,013,610    13.499153      13,682,871
American Funds Bond Fund --
 Class 2......................     1.40%     2,074,879    13.274950      27,543,922
American Funds Bond Fund --
 Class 2......................     1.45%         6,938    13.461520          93,395
American Funds Bond Fund --
 Class 2......................     1.55%       297,308    13.165841       3,914,310
American Funds Bond Fund --
 Class 2......................     1.60%       100,541    13.171266       1,324,250
American Funds Bond Fund --
 Class 2......................     1.65%     2,203,217    13.093620      28,848,080
American Funds Bond Fund --
 Class 2......................     1.70%     2,268,113    12.632827      28,652,673
American Funds Bond Fund --
 Class 2......................     1.75%     1,976,930    13.063027      25,824,688
American Funds Bond Fund --
 Class 2......................     1.80%       199,656    12.990975       2,593,724
American Funds Bond Fund --
 Class 2......................     1.85%     1,470,741    12.552649      18,461,697
American Funds Bond Fund --
 Class 2......................     1.90%       164,079    12.534195       2,056,592
American Funds Bond Fund --
 Class 2......................     1.95%       119,943    13.000006       1,559,256
American Funds Bond Fund --
 Class 2......................     2.00%     2,545,665    12.889521      32,812,397
American Funds Bond Fund --
 Class 2......................     2.05%     1,515,789    12.454636      18,878,606
American Funds Bond Fund --
 Class 2......................     2.10%        30,369    12.952923         393,368
American Funds Bond Fund --
 Class 2......................     2.15%       999,902    12.842839      12,841,575
American Funds Bond Fund --
 Class 2......................     2.20%       584,683    12.827324       7,499,916
American Funds Bond Fund --
 Class 2......................     2.25%        12,389    12.394556         153,552
American Funds Bond Fund --
 Class 2......................     2.30%       145,005    12.384201       1,795,774
American Funds Bond Fund --
 Class 2......................     2.35%       112,899    12.780863       1,442,951
American Funds Bond Fund --
 Class 2......................     2.40%        13,627    12.349650         168,294
American Funds Bond Fund --
 Class 2......................     2.45%       138,451    12.343467       1,708,969
American Funds Bond Fund --
 Class 2......................     2.50%        51,011    12.337271         629,330
American Funds Global Growth
 Fund -- Class 2..............     0.95%         7,631    11.947825          91,170
American Funds Global Growth
 Fund -- Class 2..............     1.25%           416    11.771893           4,890
American Funds Global Growth
 Fund -- Class 2..............     1.30%         7,507    11.762088          88,293
American Funds Global Growth
 Fund -- Class 2..............     1.35%       332,101    11.752269       3,902,942
American Funds Global Growth
 Fund -- Class 2..............     1.40%     1,138,422    11.887898      13,533,443
American Funds Global Growth
 Fund -- Class 2..............     1.45%         2,481    11.719494          29,076
American Funds Global Growth
 Fund -- Class 2..............     1.55%       131,725    11.790179       1,553,060
American Funds Global Growth
 Fund -- Class 2..............     1.60%        58,319    11.794979         687,868

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
American Funds Global Growth
 Fund -- Class 2..............     1.65%       706,932   $11.725454  $    8,289,100
American Funds Global Growth
 Fund -- Class 2..............     1.70%       757,353     9.131685       6,915,910
American Funds Global Growth
 Fund -- Class 2..............     1.75%       504,693    11.698050       5,903,925
American Funds Global Growth
 Fund -- Class 2..............     1.80%        74,149    11.633500         862,613
American Funds Global Growth
 Fund -- Class 2..............     1.85%       552,663     9.073645       5,014,665
American Funds Global Growth
 Fund -- Class 2..............     1.90%        49,854     9.060289         451,691
American Funds Global Growth
 Fund -- Class 2..............     1.95%        61,031    11.641618         710,505
American Funds Global Growth
 Fund -- Class 2..............     2.00%       664,380    11.542525       7,668,625
American Funds Global Growth
 Fund -- Class 2..............     2.05%       785,070     9.002754       7,067,794
American Funds Global Growth
 Fund -- Class 2..............     2.10%        56,433    11.599446         654,595
American Funds Global Growth
 Fund -- Class 2..............     2.15%       348,485    11.500773       4,007,843
American Funds Global Growth
 Fund -- Class 2..............     2.20%       169,445    11.486870       1,946,390
American Funds Global Growth
 Fund -- Class 2..............     2.25%         6,765     8.959306          60,611
American Funds Global Growth
 Fund -- Class 2..............     2.30%        42,146     8.951838         377,285
American Funds Global Growth
 Fund -- Class 2..............     2.35%        32,619    11.445274         373,332
American Funds Global Growth
 Fund -- Class 2..............     2.40%         1,076     8.926886           9,609
American Funds Global Growth
 Fund -- Class 2..............     2.45%        49,426     8.184662         404,538
American Funds Global Growth
 Fund -- Class 2..............     2.50%        44,539     8.180564         364,354
American Funds Growth Fund --
 Class 2......................     0.95%        42,471    12.197135         518,020
American Funds Growth Fund --
 Class 2......................     1.10%            45    12.102064             549
American Funds Growth Fund --
 Class 2......................     1.25%           922    12.017478          11,075
American Funds Growth Fund --
 Class 2......................     1.30%        18,818    12.007456         225,956
American Funds Growth Fund --
 Class 2......................     1.35%     2,659,876    11.997422      31,911,650
American Funds Growth Fund --
 Class 2......................     1.40%     5,972,793    11.603152      69,303,221
American Funds Growth Fund --
 Class 2......................     1.45%        19,018    11.963986         227,527
American Funds Growth Fund --
 Class 2......................     1.55%       882,282    11.507743      10,153,073
American Funds Growth Fund --
 Class 2......................     1.60%       388,920    11.512438       4,477,418
American Funds Growth Fund --
 Class 2......................     1.65%     5,624,270    11.444565      64,367,326
American Funds Growth Fund --
 Class 2......................     1.70%    10,297,081     7.984799      82,220,123
American Funds Growth Fund --
 Class 2......................     1.75%     5,322,085    11.417752      60,766,243
American Funds Growth Fund --
 Class 2......................     1.80%       441,560    11.354745       5,013,799
American Funds Growth Fund --
 Class 2......................     1.85%     8,603,415     7.934057      68,259,982
American Funds Growth Fund --
 Class 2......................     1.90%       502,672     7.922366       3,982,350
American Funds Growth Fund --
 Class 2......................     1.95%       579,070    11.362684       6,579,790
American Funds Growth Fund --
 Class 2......................     2.00%     8,450,659    11.266000      95,205,127
American Funds Growth Fund --
 Class 2......................     2.05%     7,900,994     7.871994      62,196,578
American Funds Growth Fund --
 Class 2......................     2.10%        98,785    11.321555       1,118,403
American Funds Growth Fund --
 Class 2......................     2.15%     3,121,585    11.225211      35,040,452
American Funds Growth Fund --
 Class 2......................     2.20%     2,145,722    11.211639      24,057,063
American Funds Growth Fund --
 Class 2......................     2.25%       172,632     7.834033       1,352,403
American Funds Growth Fund --
 Class 2......................     2.30%       664,651     7.827485       5,202,549
American Funds Growth Fund --
 Class 2......................     2.35%       509,502    11.171043       5,691,666
American Funds Growth Fund --
 Class 2......................     2.40%        36,054     7.805651         281,427
American Funds Growth Fund --
 Class 2......................     2.45%       599,230     7.831177       4,692,675
American Funds Growth Fund --
 Class 2......................     2.50%       468,853     7.827248       3,669,828
American Funds Growth-Income
 Fund -- Class 2..............     0.95%        66,034    13.442572         887,664
American Funds Growth-Income
 Fund -- Class 2..............     1.10%            40    13.337844             534
American Funds Growth-Income
 Fund -- Class 2..............     1.25%         1,253    13.244699          16,596

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
American Funds Growth-Income
 Fund -- Class 2..............     1.30%        21,441   $13.233627  $      283,746
American Funds Growth-Income
 Fund -- Class 2..............     1.35%     2,440,003    13.222603      32,263,190
American Funds Growth-Income
 Fund -- Class 2..............     1.40%     6,373,127    11.817193      75,312,475
American Funds Growth-Income
 Fund -- Class 2..............     1.45%        19,712    13.185716         259,920
American Funds Growth-Income
 Fund -- Class 2..............     1.55%       815,470    11.720052       9,557,352
American Funds Growth-Income
 Fund -- Class 2..............     1.60%       495,880    11.724892       5,814,138
American Funds Growth-Income
 Fund -- Class 2..............     1.65%     6,094,252    11.655786      71,033,294
American Funds Growth-Income
 Fund -- Class 2..............     1.70%     6,810,303    11.818773      80,489,428
American Funds Growth-Income
 Fund -- Class 2..............     1.75%     5,492,582    11.628492      63,870,447
American Funds Growth-Income
 Fund -- Class 2..............     1.80%       468,506    11.564309       5,417,952
American Funds Growth-Income
 Fund -- Class 2..............     1.85%     6,348,734    11.743706      74,557,665
American Funds Growth-Income
 Fund -- Class 2..............     1.90%       365,241    11.726414       4,282,965
American Funds Growth-Income
 Fund -- Class 2..............     1.95%       637,418    11.572399       7,376,451
American Funds Growth-Income
 Fund -- Class 2..............     2.00%     7,823,360    11.473991      89,765,160
American Funds Growth-Income
 Fund -- Class 2..............     2.05%     4,840,871    11.651955      56,405,613
American Funds Growth-Income
 Fund -- Class 2..............     2.10%       139,157    11.530506       1,604,555
American Funds Growth-Income
 Fund -- Class 2..............     2.15%     3,306,095    11.432438      37,796,721
American Funds Growth-Income
 Fund -- Class 2..............     2.20%     2,090,108    11.418631      23,866,168
American Funds Growth-Income
 Fund -- Class 2..............     2.25%        92,198    11.595756       1,069,108
American Funds Growth-Income
 Fund -- Class 2..............     2.30%       500,714    11.586062       5,801,302
American Funds Growth-Income
 Fund -- Class 2..............     2.35%       377,501    11.377256       4,294,920
American Funds Growth-Income
 Fund -- Class 2..............     2.40%        45,654    11.553751         527,475
American Funds Growth-Income
 Fund -- Class 2..............     2.45%       423,508    11.716059       4,961,849
American Funds Growth-Income
 Fund -- Class 2..............     2.50%       318,876    11.710192       3,734,103
American Funds International
 Fund -- Class 2..............     0.95%        11,446    11.258248         128,863
American Funds International
 Fund -- Class 2..............     1.25%            13    11.092474             144
American Funds International
 Fund -- Class 2..............     1.30%         3,193    11.083225          35,384
American Funds International
 Fund -- Class 2..............     1.35%       775,617    11.073981       8,589,164
American Funds International
 Fund -- Class 2..............     1.40%     1,359,279    11.696530      15,898,849
American Funds International
 Fund -- Class 2..............     1.45%         4,270    11.043098          47,156
American Funds International
 Fund -- Class 2..............     1.55%       186,524    11.600346       2,163,747
American Funds International
 Fund -- Class 2..............     1.60%       132,207    11.605113       1,534,278
American Funds International
 Fund -- Class 2..............     1.65%     1,432,609    11.536719      16,527,607
American Funds International
 Fund -- Class 2..............     1.70%     1,289,943     8.823995      11,382,447
American Funds International
 Fund -- Class 2..............     1.75%       685,453    11.509714       7,889,368
American Funds International
 Fund -- Class 2..............     1.80%       103,561    11.446210       1,185,378
American Funds International
 Fund -- Class 2..............     1.85%     2,068,157     8.767968      18,133,536
American Funds International
 Fund -- Class 2..............     1.90%        61,999     8.755036         542,808
American Funds International
 Fund -- Class 2..............     1.95%       101,922    11.454187       1,167,433
American Funds International
 Fund -- Class 2..............     2.00%     1,360,588    11.356739      15,451,845
American Funds International
 Fund -- Class 2..............     2.05%       890,207     8.699409       7,744,275
American Funds International
 Fund -- Class 2..............     2.10%        12,135    11.412712         138,497
American Funds International
 Fund -- Class 2..............     2.15%       825,285    11.315640       9,338,629
American Funds International
 Fund -- Class 2..............     2.20%       429,461    11.301943       4,853,749
American Funds International
 Fund -- Class 2..............     2.25%        24,413     8.657469         211,358
American Funds International
 Fund -- Class 2..............     2.30%       123,831     8.650218       1,071,166
American Funds International
 Fund -- Class 2..............     2.35%        75,100    11.261040         845,700
American Funds International
 Fund -- Class 2..............     2.40%         2,365     8.626119          20,399

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
American Funds International
 Fund -- Class 2..............     2.45%       182,848   $ 7.882012  $    1,441,211
American Funds International
 Fund -- Class 2..............     2.50%        65,212     7.878061         513,741
American Funds New World
 Fund -- Class 2..............     0.95%           588    15.210970           8,942
American Funds New World
 Fund -- Class 2..............     1.35%       197,921    14.962078       2,961,312
American Funds New World
 Fund -- Class 2..............     1.40%       414,591    14.180702       5,879,190
American Funds New World
 Fund -- Class 2..............     1.45%         1,548    14.920348          23,096
American Funds New World
 Fund -- Class 2..............     1.55%        86,272    14.064158       1,213,339
American Funds New World
 Fund -- Class 2..............     1.60%        15,463    14.069926         217,566
American Funds New World
 Fund -- Class 2..............     1.65%       172,095    13.986969       2,407,082
American Funds New World
 Fund -- Class 2..............     1.70%       225,393    13.224307       2,980,667
American Funds New World
 Fund -- Class 2..............     1.75%       215,601    13.954276       3,008,562
American Funds New World
 Fund -- Class 2..............     1.80%        15,537    13.877248         215,610
American Funds New World
 Fund -- Class 2..............     1.85%       144,455    13.140341       1,898,191
American Funds New World
 Fund -- Class 2..............     1.90%        17,639    13.120983         231,435
American Funds New World
 Fund -- Class 2..............     1.95%        17,720    13.886969         246,074
American Funds New World
 Fund -- Class 2..............     2.00%       269,997    13.768841       3,717,549
American Funds New World
 Fund -- Class 2..............     2.05%       181,273    13.037675       2,363,376
American Funds New World
 Fund -- Class 2..............     2.10%        15,068    13.836682         208,491
American Funds New World
 Fund -- Class 2..............     2.15%        82,876    13.718991       1,136,971
American Funds New World
 Fund -- Class 2..............     2.20%        63,715    13.702424         873,053
American Funds New World
 Fund -- Class 2..............     2.25%           318    12.974768           4,129
American Funds New World
 Fund -- Class 2..............     2.30%        30,134    12.963947         390,659
American Funds New World
 Fund -- Class 2..............     2.35%         6,056    13.652805          82,680
American Funds New World
 Fund -- Class 2..............     2.40%           948    12.927796          12,257
American Funds New World
 Fund -- Class 2..............     2.45%        13,187    12.921331         170,387
American Funds New World
 Fund -- Class 2..............     2.50%        16,540    12.914857         213,606
American Funds Global Small
 Capitalization Fund --
 Class 2......................     0.95%        10,997    13.406321         147,427
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.25%            11    13.208950             146
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.35%       232,847    13.186926       3,070,531
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.40%       492,215    14.045346       6,913,336
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.45%         2,843    13.150171          37,392
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.55%       102,112    13.929904       1,422,414
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.60%        23,694    13.935574         330,196
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.65%       370,686    13.853417       5,135,273
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.70%       645,656    10.262848       6,626,266
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.75%       243,990    13.821020       3,372,186
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.80%        26,324    13.744728         361,822
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.85%       519,141    10.197628       5,294,006
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.90%        56,106    10.182629         571,303
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.95%        30,794    13.754346         423,548
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.00%       575,553    13.637291       7,848,989
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.05%       471,758    10.117947       4,773,219
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.10%         4,654    13.704582          63,775
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.15%       296,580    13.587938       4,029,913
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.20%       115,806    13.571516       1,571,666
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.25%         6,149    10.069149          61,920
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.30%        52,966    10.060752         532,874
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.35%        26,072    13.522404         352,563

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.40%         1,348   $10.032697  $       13,527
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.45%        44,481     9.898005         440,269
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.50%        33,221     9.893043         328,654
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     0.95%         5,940    13.343129          79,253
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.25%         1,107    13.276451          14,700
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.30%           816    13.265383          10,824
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.35%       964,387    13.254307      12,782,277
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.40%       193,769    13.243237       2,566,131
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.45%         4,768    13.232196          63,092
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.55%        16,541    13.210109         218,503
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.60%         9,728    13.199075         128,398
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.65%       666,779    13.188066       8,793,520
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.70%     1,223,028    13.177066      16,115,915
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.75%       279,168    13.166056       3,675,545
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.80%        10,207    13.155082         134,268
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.85%     1,935,346    13.144091      25,438,360
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.90%        26,136    13.133129         343,246
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.95%       111,313    13.122165       1,460,661
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.00%       765,665    13.111210      10,038,795
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.05%       471,996    13.100271       6,183,271
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.10%        14,779    13.089343         193,442
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.15%       829,239    13.078414      10,845,131
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.20%       432,185    13.067497       5,647,578
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.25%         5,597    13.056591          73,075
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.30%        86,715    13.045692       1,131,264
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.35%        70,091    13.034812         913,619
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.40%         4,581    13.023921          59,666
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.45%       160,944    13.017393       2,095,076
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.50%       111,923    13.010868       1,456,211
Franklin Income Securities
 Fund -- Class 2..............     0.95%         7,534    13.642332         102,784
Franklin Income Securities
 Fund -- Class 2..............     1.25%           659    13.526761           8,912
Franklin Income Securities
 Fund -- Class 2..............     1.30%         1,714    13.515456          23,167
Franklin Income Securities
 Fund -- Class 2..............     1.35%     3,878,095    13.504175      52,370,476
Franklin Income Securities
 Fund -- Class 2..............     1.40%       668,729    13.479430       9,014,086
Franklin Income Securities
 Fund -- Class 2..............     1.45%         2,053    13.466551          27,652
Franklin Income Securities
 Fund -- Class 2..............     1.55%        84,097    13.425558       1,129,048
Franklin Income Securities
 Fund -- Class 2..............     1.60%        12,613    13.407647         169,112
Franklin Income Securities
 Fund -- Class 2..............     1.65%     1,574,294    13.389761      21,079,421
Franklin Income Securities
 Fund -- Class 2..............     1.70%     5,196,079    13.371884      69,481,361
Franklin Income Securities
 Fund -- Class 2..............     1.75%     2,170,846    13.354059      28,989,612
Franklin Income Securities
 Fund -- Class 2..............     1.80%        54,914    13.336240         732,345
Franklin Income Securities
 Fund -- Class 2..............     1.85%     7,078,564    13.318445      94,275,467
Franklin Income Securities
 Fund -- Class 2..............     1.90%       202,861    13.300681       2,698,194
Franklin Income Securities
 Fund -- Class 2..............     1.95%       207,547    13.289641       2,758,222
Franklin Income Securities
 Fund -- Class 2..............     2.00%     2,789,578    13.265242      37,004,423
Franklin Income Securities
 Fund -- Class 2..............     2.05%     1,796,671    13.247511      23,801,425
Franklin Income Securities
 Fund -- Class 2..............     2.10%       136,445    13.241553       1,806,745
Franklin Income Securities
 Fund -- Class 2..............     2.15%     1,994,609    13.217219      26,363,182

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Franklin Income Securities
 Fund -- Class 2..............     2.20%     1,340,561   $13.201258  $   17,697,089
Franklin Income Securities
 Fund -- Class 2..............     2.25%        32,962    13.183637         434,558
Franklin Income Securities
 Fund -- Class 2..............     2.30%       211,040    13.172620       2,779,947
Franklin Income Securities
 Fund -- Class 2..............     2.35%       189,407    13.153448       2,491,352
Franklin Income Securities
 Fund -- Class 2..............     2.40%         5,072    13.135925          66,626
Franklin Income Securities
 Fund -- Class 2..............     2.45%       317,732    13.129337       4,171,608
Franklin Income Securities
 Fund -- Class 2..............     2.50%       225,859    13.122761       2,963,897
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     0.95%           218    11.174616           2,441
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.35%       293,573    11.061388       3,247,323
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.40%        46,611    11.041099         514,636
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.55%        15,469    10.996958         170,111
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.60%         5,710    10.982282          62,713
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.65%       204,696    10.967633       2,245,031
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.70%       413,158    10.953000       4,525,323
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.75%       120,052    10.938356       1,313,172
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.80%         3,722    10.923765          40,653
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.85%       722,069    10.909182       7,877,186
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.90%         6,251    10.894628          68,098
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.95%        34,468    10.885587         375,209
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.00%       352,378    10.865554       3,828,782
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.05%       222,722    10.851077       2,416,772
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.10%         3,602    10.846183          39,071
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.15%       425,772    10.826228       4,609,503
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.20%       190,795    10.813136       2,063,095
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.25%         7,909    10.798702          85,405
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.30%        28,935    10.789690         312,202
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.35%        13,489    10.773963         145,328
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.40%            45    10.759579             489
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.45%        53,284    10.754187         573,028
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.50%        14,152    10.748796         152,115
Franklin Real Estate Fund --
 Class 2......................     1.40%       163,732    21.373611       3,499,541
Franklin Real Estate Fund --
 Class 2......................     1.55%        30,712    21.197982         651,039
Franklin Real Estate Fund --
 Class 2......................     1.60%        16,356    21.206749         346,861
Franklin Real Estate Fund --
 Class 2......................     1.65%        93,621    21.081719       1,973,685
Franklin Real Estate Fund --
 Class 2......................     1.70%        29,027    19.286323         559,828
Franklin Real Estate Fund --
 Class 2......................     1.75%        12,192    21.032508         256,432
Franklin Real Estate Fund --
 Class 2......................     1.80%        13,650    20.916450         285,510
Franklin Real Estate Fund --
 Class 2......................     1.85%        16,174    19.163888         309,948
Franklin Real Estate Fund --
 Class 2......................     1.90%           476    19.135694           9,110
Franklin Real Estate Fund --
 Class 2......................     1.95%         1,600    20.931056          33,491
Franklin Real Estate Fund --
 Class 2......................     2.00%         6,721    20.753135         139,479
Franklin Real Estate Fund --
 Class 2......................     2.05%           232    19.014302           4,406
Franklin Real Estate Fund --
 Class 2......................     2.35%           703    20.578259          14,465
Franklin Small Cap Fund --
 Class 2......................     0.95%         1,896    11.869463          22,508
Franklin Small Cap Fund --
 Class 2......................     1.30%           958    11.684875          11,197
Franklin Small Cap Fund --
 Class 2......................     1.35%       260,712    11.675142       3,043,847
Franklin Small Cap Fund --
 Class 2......................     1.40%       947,783    12.241196      11,601,998
Franklin Small Cap Fund --
 Class 2......................     1.45%            20    11.642583             231

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Franklin Small Cap Fund --
 Class 2......................     1.55%       121,667   $12.140557  $    1,477,108
Franklin Small Cap Fund --
 Class 2......................     1.60%        33,405    12.145513         405,716
Franklin Small Cap Fund --
 Class 2......................     1.65%       788,156    12.073889       9,516,112
Franklin Small Cap Fund --
 Class 2......................     1.70%     1,803,910     7.010929      12,647,082
Franklin Small Cap Fund --
 Class 2......................     1.75%       740,113    12.045644       8,915,143
Franklin Small Cap Fund --
 Class 2......................     1.80%        76,249    11.979147         913,394
Franklin Small Cap Fund --
 Class 2......................     1.85%       742,758     6.966385       5,174,339
Franklin Small Cap Fund --
 Class 2......................     1.90%        85,039     6.956116         591,538
Franklin Small Cap Fund --
 Class 2......................     1.95%        90,182    11.987535       1,081,064
Franklin Small Cap Fund --
 Class 2......................     2.00%     1,102,924    11.885529      13,108,835
Franklin Small Cap Fund --
 Class 2......................     2.05%     1,848,235     6.911905      12,774,822
Franklin Small Cap Fund --
 Class 2......................     2.10%        25,334    11.944148         302,590
Franklin Small Cap Fund --
 Class 2......................     2.15%       325,083    11.842472       3,849,790
Franklin Small Cap Fund --
 Class 2......................     2.20%       343,402    11.828167       4,061,821
Franklin Small Cap Fund --
 Class 2......................     2.25%        39,260     6.878566         270,055
Franklin Small Cap Fund --
 Class 2......................     2.30%       151,629     6.872827       1,042,118
Franklin Small Cap Fund --
 Class 2......................     2.35%        99,124    11.785344       1,168,207
Franklin Small Cap Fund --
 Class 2......................     2.40%           258     6.853671           1,769
Franklin Small Cap Fund --
 Class 2......................     2.45%        95,882     6.819597         653,874
Franklin Small Cap Fund --
 Class 2......................     2.50%        71,934     6.816177         490,318
Franklin Strategic Income
 Securities Fund --
 Class 1......................     0.95%         3,039    15.102795          45,898
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.25%            10    14.880592             142
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.30%         3,844    14.868167          57,159
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.35%       458,656    14.855743       6,813,673
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.40%       570,220    14.502377       8,269,546
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.45%         6,370    14.814338          94,368
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.55%       126,139    14.383202       1,814,277
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.60%        27,659    14.389106         397,994
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.65%       712,672    14.304321      10,194,288
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.70%     1,066,518    13.755476      14,670,468
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.75%       656,074    14.270856       9,362,739
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.80%        29,446    14.192140         417,906
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.85%       744,279    13.668159      10,172,928
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.90%        34,061    13.648055         464,873
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.95%        49,450    14.202025         702,284
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.00%     1,191,205    14.081305      16,773,714
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.05%       837,765    13.561432      11,361,299
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.10%        30,712    14.150605         434,599
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.15%       470,258    14.030339       6,597,873
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.20%       337,731    14.013390       4,732,757
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.25%         6,230    13.496010          84,081
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.30%        66,698    13.484736         899,406
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.35%        39,871    13.962653         556,709
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.40%         3,977    13.447148          53,473
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.45%        78,930    13.528520       1,067,807
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.50%        47,514    13.521731         642,473
Mutual Shares Securities
 Fund -- Class 2..............     0.95%         8,662    15.549701         134,692
Mutual Shares Securities
 Fund -- Class 2..............     1.25%           676    15.320858          10,349

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Mutual Shares Securities
 Fund -- Class 2..............     1.30%         4,343   $15.308071  $       66,484
Mutual Shares Securities
 Fund -- Class 2..............     1.35%     2,075,464    15.295281      31,744,810
Mutual Shares Securities
 Fund -- Class 2..............     1.40%     1,444,416    13.764052      19,881,014
Mutual Shares Securities
 Fund -- Class 2..............     1.45%         1,176    15.252632          17,930
Mutual Shares Securities
 Fund -- Class 2..............     1.55%       209,297    13.650916       2,857,094
Mutual Shares Securities
 Fund -- Class 2..............     1.60%       152,868    13.656519       2,087,644
Mutual Shares Securities
 Fund -- Class 2..............     1.65%     1,717,484    13.576032      23,316,616
Mutual Shares Securities
 Fund -- Class 2..............     1.70%     3,928,599    13.039912      51,228,584
Mutual Shares Securities
 Fund -- Class 2..............     1.75%     2,614,734    13.544291      35,414,718
Mutual Shares Securities
 Fund -- Class 2..............     1.80%        98,595    13.469539       1,328,027
Mutual Shares Securities
 Fund -- Class 2..............     1.85%     4,210,455    12.957155      54,555,514
Mutual Shares Securities
 Fund -- Class 2..............     1.90%       250,234    12.938068       3,237,547
Mutual Shares Securities
 Fund -- Class 2..............     1.95%       156,677    13.478928       2,111,832
Mutual Shares Securities
 Fund -- Class 2..............     2.00%     2,399,154    13.364320      32,063,067
Mutual Shares Securities
 Fund -- Class 2..............     2.05%     1,885,165    12.855937      24,235,557
Mutual Shares Securities
 Fund -- Class 2..............     2.10%        45,543    13.430117         611,652
Mutual Shares Securities
 Fund -- Class 2..............     2.15%     1,326,654    13.315943      17,665,645
Mutual Shares Securities
 Fund -- Class 2..............     2.20%       859,403    13.299838      11,429,922
Mutual Shares Securities
 Fund -- Class 2..............     2.25%        65,702    12.793898         840,580
Mutual Shares Securities
 Fund -- Class 2..............     2.30%       131,175    12.783218       1,676,844
Mutual Shares Securities
 Fund -- Class 2..............     2.35%       169,416    13.251681       2,245,046
Mutual Shares Securities
 Fund -- Class 2..............     2.40%        11,367    12.747565         144,904
Mutual Shares Securities
 Fund -- Class 2..............     2.45%       112,495    13.243042       1,489,782
Mutual Shares Securities
 Fund -- Class 2..............     2.50%       149,130    13.236404       1,973,943
Templeton Developing Markets
 Securities Fund --
 Class 1......................     0.95%           252    15.109178           3,806
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.35%        50,501    14.861922         750,544
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.40%       132,745    12.901593       1,712,619
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.55%        35,218    12.795500         450,637
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.60%        18,314    12.800825         234,430
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.65%       104,376    12.725286       1,328,218
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.70%       150,237    15.337772       2,304,296
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.75%       100,244    12.695565       1,272,660
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.80%         8,835    12.625428         111,546
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.85%       114,556    15.240375       1,745,881
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.90%         2,902    15.217933          44,165
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.95%         6,308    12.634294          79,699
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.00%       178,632    12.526773       2,237,687
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.05%       164,665    15.121286       2,489,941
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.10%        16,934    12.588575         213,172
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.15%        90,201    12.481437       1,125,844
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.20%        92,950    12.466375       1,158,751
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.25%           269    15.048359           4,046
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.30%        24,491    15.035801         368,247
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.35%         5,091    12.421248          63,239
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.45%         6,491    13.285521          86,238
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.50%         8,288    13.278865         110,059
Templeton Foreign Securities
 Fund -- Class 2..............     0.95%         1,393    11.321045          15,763
Templeton Foreign Securities
 Fund -- Class 2..............     1.35%       846,879    11.135743       9,430,631

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Templeton Foreign Securities
 Fund -- Class 2..............     1.40%       514,321   $10.695378  $    5,500,858
Templeton Foreign Securities
 Fund -- Class 2..............     1.45%         2,046    11.104690          22,718
Templeton Foreign Securities
 Fund -- Class 2..............     1.55%       103,389    10.607457       1,096,697
Templeton Foreign Securities
 Fund -- Class 2..............     1.60%        13,789    10.611797         146,325
Templeton Foreign Securities
 Fund -- Class 2..............     1.65%       802,730    10.549219       8,468,172
Templeton Foreign Securities
 Fund -- Class 2..............     1.70%     1,285,107    10.114855      12,998,673
Templeton Foreign Securities
 Fund -- Class 2..............     1.75%       470,691    10.524539       4,953,811
Templeton Foreign Securities
 Fund -- Class 2..............     1.80%        74,063    10.466441         775,178
Templeton Foreign Securities
 Fund -- Class 2..............     1.85%     2,455,994    10.050625      24,684,277
Templeton Foreign Securities
 Fund -- Class 2..............     1.90%        31,087    10.035800         311,981
Templeton Foreign Securities
 Fund -- Class 2..............     1.95%       113,180    10.473758       1,185,424
Templeton Foreign Securities
 Fund -- Class 2..............     2.00%       944,082    10.384665       9,803,976
Templeton Foreign Securities
 Fund -- Class 2..............     2.05%       750,622     9.972078       7,485,263
Templeton Foreign Securities
 Fund -- Class 2..............     2.10%         2,782    10.435839          29,037
Templeton Foreign Securities
 Fund -- Class 2..............     2.15%     1,191,992    10.347059      12,333,613
Templeton Foreign Securities
 Fund -- Class 2..............     2.20%       617,136    10.334544       6,377,815
Templeton Foreign Securities
 Fund -- Class 2..............     2.25%        20,188     9.923969         200,346
Templeton Foreign Securities
 Fund -- Class 2..............     2.30%        88,411     9.915694         876,658
Templeton Foreign Securities
 Fund -- Class 2..............     2.35%        68,739    10.297119         707,809
Templeton Foreign Securities
 Fund -- Class 2..............     2.40%         4,556     9.888020          45,054
Templeton Foreign Securities
 Fund -- Class 2..............     2.45%       145,544     9.883078       1,438,420
Templeton Foreign Securities
 Fund -- Class 2..............     2.50%        43,672     9.878123         431,401
Templeton Global Asset
 Allocation Fund --
 Class 2......................     0.95%         1,519    14.043980          21,331
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.40%       123,185    13.328990       1,641,931
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.55%        45,755    13.219423         604,861
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.60%        16,298    13.224871         215,535
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.65%        81,024    13.146890       1,065,212
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.70%         4,986    12.426817          61,961
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.75%         3,064    13.116166          40,182
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.80%         5,213    13.043764          68,002
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.85%         4,400    12.347914          54,330
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.00%         3,949    12.941910          51,112
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.05%         2,286    12.251426          28,004
Templeton Growth Securities
 Fund -- Class 2..............     0.95%         2,658    13.443331          35,739
Templeton Growth Securities
 Fund -- Class 2..............     1.25%           795    13.245457          10,535
Templeton Growth Securities
 Fund -- Class 2..............     1.30%         2,796    13.234393          36,999
Templeton Growth Securities
 Fund -- Class 2..............     1.35%     1,827,934    13.223345      24,171,404
Templeton Growth Securities
 Fund -- Class 2..............     1.40%       447,933    12.390441       5,550,090
Templeton Growth Securities
 Fund -- Class 2..............     1.45%            39    13.186453             513
Templeton Growth Securities
 Fund -- Class 2..............     1.55%        79,585    12.288641         977,992
Templeton Growth Securities
 Fund -- Class 2..............     1.60%        21,176    12.293676         260,326
Templeton Growth Securities
 Fund -- Class 2..............     1.65%       914,956    12.221194      11,181,852
Templeton Growth Securities
 Fund -- Class 2..............     1.70%     2,481,088    12.082421      29,977,545
Templeton Growth Securities
 Fund -- Class 2..............     1.75%     1,065,933    12.192621      12,996,512
Templeton Growth Securities
 Fund -- Class 2..............     1.80%        56,017    12.125336         679,228
Templeton Growth Securities
 Fund -- Class 2..............     1.85%     3,796,910    12.005711      45,584,610
Templeton Growth Securities
 Fund -- Class 2..............     1.90%       154,078    11.988015       1,847,092
Templeton Growth Securities
 Fund -- Class 2..............     1.95%        83,895    12.133777       1,017,967

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Templeton Growth Securities
 Fund -- Class 2..............     2.00%     1,135,235   $12.030607  $   13,657,563
Templeton Growth Securities
 Fund -- Class 2..............     2.05%       544,782    11.911900       6,489,385
Templeton Growth Securities
 Fund -- Class 2..............     2.10%         3,675    12.089857          44,436
Templeton Growth Securities
 Fund -- Class 2..............     2.15%     1,097,137    11.987053      13,151,433
Templeton Growth Securities
 Fund -- Class 2..............     2.20%       576,079    11.972532       6,897,123
Templeton Growth Securities
 Fund -- Class 2..............     2.25%        12,483    11.854413         147,983
Templeton Growth Securities
 Fund -- Class 2..............     2.30%        82,656    11.844522         979,024
Templeton Growth Securities
 Fund -- Class 2..............     2.35%        43,730    11.929197         521,666
Templeton Growth Securities
 Fund -- Class 2..............     2.40%            43    11.811474             507
Templeton Growth Securities
 Fund -- Class 2..............     2.45%        74,067    11.541318         854,827
Templeton Growth Securities
 Fund -- Class 2..............     2.50%       313,025    11.535531       3,610,905
Mutual Discovery Securities
 Fund -- Class 2..............     0.95%           296    14.593317           4,315
Mutual Discovery Securities
 Fund -- Class 2..............     1.30%         2,457    14.508279          35,644
Mutual Discovery Securities
 Fund -- Class 2..............     1.35%       207,234    14.496182       3,004,098
Mutual Discovery Securities
 Fund -- Class 2..............     1.40%        44,608    14.484061         646,100
Mutual Discovery Securities
 Fund -- Class 2..............     1.45%           214    14.471978           3,103
Mutual Discovery Securities
 Fund -- Class 2..............     1.55%         9,855    14.447828         142,377
Mutual Discovery Securities
 Fund -- Class 2..............     1.60%         2,297    14.435780          33,164
Mutual Discovery Securities
 Fund -- Class 2..............     1.65%       243,364    14.423725       3,510,219
Mutual Discovery Securities
 Fund -- Class 2..............     1.70%       281,178    14.411679       4,052,241
Mutual Discovery Securities
 Fund -- Class 2..............     1.75%        97,007    14.399659       1,396,868
Mutual Discovery Securities
 Fund -- Class 2..............     1.80%        10,271    14.387641         147,780
Mutual Discovery Securities
 Fund -- Class 2..............     1.85%       393,481    14.375625       5,656,532
Mutual Discovery Securities
 Fund -- Class 2..............     1.90%         5,909    14.363634          84,880
Mutual Discovery Securities
 Fund -- Class 2..............     1.95%        14,729    14.351652         211,381
Mutual Discovery Securities
 Fund -- Class 2..............     2.00%       219,985    14.339684       3,154,510
Mutual Discovery Securities
 Fund -- Class 2..............     2.05%       210,503    14.327708       3,016,023
Mutual Discovery Securities
 Fund -- Class 2..............     2.10%         1,083    14.315747          15,501
Mutual Discovery Securities
 Fund -- Class 2..............     2.15%       194,802    14.303805       2,786,410
Mutual Discovery Securities
 Fund -- Class 2..............     2.20%       131,021    14.291865       1,872,541
Mutual Discovery Securities
 Fund -- Class 2..............     2.25%            89    14.279926           1,270
Mutual Discovery Securities
 Fund -- Class 2..............     2.30%        42,843    14.268016         611,284
Mutual Discovery Securities
 Fund -- Class 2..............     2.35%        16,012    14.256091         228,273
Mutual Discovery Securities
 Fund -- Class 2..............     2.45%        25,084    14.237077         357,126
Mutual Discovery Securities
 Fund -- Class 2..............     2.50%        26,457    14.229936         376,479
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%     6,323,905     1.117498       7,066,953
Hartford Advisers HLS Fund --
 Class IB.....................     1.55%       294,230     1.109110         326,333
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%        12,232     1.108773          13,562
Hartford Advisers HLS Fund --
 Class IB.....................     1.70%    11,537,540     0.950977      10,971,936
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%       120,239     1.100437         132,315
Hartford Advisers HLS Fund --
 Class IB.....................     1.85%       696,045     0.945733         658,273
Hartford Advisers HLS Fund --
 Class IB.....................     1.90%     2,174,457     0.944011       2,052,711
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%       211,566     0.939601         198,787
Hartford Advisers HLS Fund --
 Class IB.....................     2.05%    12,974,698     0.938811      12,180,789
Hartford Advisers HLS Fund --
 Class IB.....................     2.20%     9,307,884     0.935417       8,706,753
Hartford Advisers HLS Fund --
 Class IB.....................     2.25%       500,917     0.934299         468,006
Hartford Advisers HLS Fund --
 Class IB.....................     2.35%       644,961     0.931683         600,899
Hartford Advisers HLS Fund --
 Class IB.....................     2.40%       185,049     0.930908         172,264

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Hartford Advisers HLS Fund --
 Class IB.....................     2.50%     1,252,341   $ 0.929969  $    1,164,638
Hartford Bond HLS Fund --
 Class IB.....................     1.40%     1,277,261     1.411419       1,802,749
Hartford Bond HLS Fund --
 Class IB.....................     1.55%        68,927     1.400825          96,554
Hartford Bond HLS Fund --
 Class IB.....................     1.60%        11,574     1.400389          16,208
Hartford Bond HLS Fund --
 Class IB.....................     1.70%    14,105,115     1.218275      17,183,908
Hartford Bond HLS Fund --
 Class IB.....................     1.75%        57,336     1.389890          79,691
Hartford Bond HLS Fund --
 Class IB.....................     1.85%       897,210     1.211614       1,087,073
Hartford Bond HLS Fund --
 Class IB.....................     1.90%     1,308,019     1.209371       1,581,881
Hartford Bond HLS Fund --
 Class IB.....................     2.00%       886,908     1.203749       1,067,615
Hartford Bond HLS Fund --
 Class IB.....................     2.05%    30,645,671     1.202737      36,858,682
Hartford Bond HLS Fund --
 Class IB.....................     2.20%    18,802,139     1.198402      22,532,522
Hartford Bond HLS Fund --
 Class IB.....................     2.25%     1,101,672     1.196934       1,318,628
Hartford Bond HLS Fund --
 Class IB.....................     2.35%     1,422,990     1.193608       1,698,493
Hartford Bond HLS Fund --
 Class IB.....................     2.40%       532,191     1.192619         634,701
Hartford Bond HLS Fund --
 Class IB.....................     2.50%     1,540,308     1.191419       1,835,153
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%     6,010,880     1.807982      10,867,563
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.55%       403,955     1.794412         724,861
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%        32,810     1.793866          58,857
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.70%    14,230,603     1.133434      16,129,449
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%       217,208     1.780413         386,720
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.85%     1,032,671     1.127217       1,164,044
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.90%     1,670,996     1.125174       1,880,161
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.90%        44,795     1.773972          79,465
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%       574,199     1.119903         643,047
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.05%    20,990,273     1.118973      23,487,549
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.20%    15,665,811     1.114936      17,466,376
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.25%       868,243     1.113575         966,854
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.35%     1,049,228     1.110488       1,165,155
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.40%       431,008     1.109556         478,228
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.50%     1,656,954     1.108442       1,836,638
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%     2,179,541     1.279022       2,787,682
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.55%        54,173     1.269358          68,765
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%        31,472     1.269019          39,939
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.70%    10,158,805     1.090747      11,080,686
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%       170,381     1.259449         214,586
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.85%       561,046     1.084755         608,597
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.90%     1,038,825     1.082784       1,124,823
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.90%        59,257     1.254923          74,363
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%       661,845     1.077733         713,292
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.05%    19,930,143     1.076829      21,461,356
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.20%    11,806,702     1.072935      12,667,823
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.25%     1,321,459     1.071631       1,416,117
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.35%       917,146     1.068639         980,098
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.40%       677,758     1.067738         723,668
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.50%     1,101,916     1.066670       1,175,381
Hartford Focus HLS Fund --
 Class IB.....................     1.40%         7,307     0.977503           7,143
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.40%       194,988     1.819776         354,834
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.55%        27,217     1.806109          49,157

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Hartford Global Communications
 HLS Fund -- Class IB.........     1.40%         4,061   $ 0.942122  $        3,826
Hartford Global Financial
 Services HLS Fund -- Class
 IB...........................     1.40%        61,689     1.073564          66,227
Hartford Global Health HLS
 Fund -- Class IB.............     1.40%       441,436     1.737313         766,912
Hartford Global Health HLS
 Fund -- Class IB.............     1.55%        55,474     1.725186          95,703
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%         1,184     1.723739           2,041
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%           294     1.711710             503
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.40%     1,169,200     1.815622       2,122,825
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.55%       102,044     1.801977         183,881
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%        12,619     1.787903          22,561
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.90%        27,431     1.781427          48,867
Hartford Global Technology HLS
 Fund -- Class IB.............     1.40%     1,076,689     0.450790         485,360
Hartford Global Technology HLS
 Fund -- Class IB.............     1.55%         4,836     0.447628           2,165
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%         1,018     0.444122             452
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.40%       679,473     1.197237         813,490
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.55%        54,318     1.188225          64,542
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%        64,584     1.178956          76,142
Hartford Growth HLS Fund --
 Class IB.....................     1.40%        20,506     1.237646          25,380
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.40%        14,402     1.249263          17,991
Hartford High Yield HLS
 Fund -- Class IB.............     1.40%       302,110     1.261345         381,064
Hartford High Yield HLS
 Fund -- Class IB.............     1.55%        35,438     1.251840          44,363
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%        16,133     1.242075          20,038
Hartford Index HLS Fund --
 Class IB.....................     1.40%       280,634     4.501460       1,263,261
Hartford Index HLS Fund --
 Class IB.....................     1.55%        48,607     4.467618         217,159
Hartford Index HLS Fund --
 Class IB.....................     1.60%         1,594     4.466279           7,121
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.40%        19,876     1.265573          25,154
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     1.40%        16,255     1.510987          24,562
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%       991,613     1.081252       1,072,182
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.55%        38,363     1.073121          41,168
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.70%     1,065,258     1.049081       1,117,542
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%         6,330     1.064742           6,740
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.85%        71,980     1.043277          75,095
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.90%       283,996     1.041383         295,748
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%         7,094     1.036518           7,353
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.05%     2,455,235     1.035648       2,542,759
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.20%       882,747     1.031909         910,915
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.25%       529,884     1.030653         546,127
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.35%       109,031     1.027781         112,060
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.40%       124,368     1.026931         127,718
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.50%       224,490     1.025909         230,306
Hartford MidCap HLS Fund --
 Class IB.....................     1.40%     1,516,966     3.151045       4,780,030
Hartford MidCap HLS Fund --
 Class IB.....................     1.55%       113,078     3.127362         353,634
Hartford MidCap HLS Fund --
 Class IB.....................     1.75%        35,052     3.102928         108,763
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.40%       261,848     1.365266         357,491
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.55%        90,865     1.357767         123,374
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.75%        22,813     1.347852          30,749
Hartford Money Market HLS
 Fund -- Class IA.............     0.95%        39,820     1.094675          43,590
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%     4,097,638     1.076767       4,412,201
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%     7,149,497     1.079824       7,720,199

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Hartford Money Market HLS
 Fund -- Class IA.............     1.55%       957,495   $ 1.070940  $    1,025,420
Hartford Money Market HLS
 Fund -- Class IA.............     1.60%       649,203     1.071392         695,551
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%    10,476,274     1.065068      11,157,944
Hartford Money Market HLS
 Fund -- Class IA.............     1.70%     6,729,471     1.012519       6,813,717
Hartford Money Market HLS
 Fund -- Class IA.............     1.75%     3,711,372     1.062574       3,943,607
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%     1,657,868     1.056713       1,751,890
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%     7,757,501     1.006093       7,804,767
Hartford Money Market HLS
 Fund -- Class IA.............     1.90%        98,583     1.004622          99,039
Hartford Money Market HLS
 Fund -- Class IA.............     1.95%       389,134     1.057454         411,491
Hartford Money Market HLS
 Fund -- Class IA.............     2.00%     8,566,978     1.048462       8,982,151
Hartford Money Market HLS
 Fund -- Class IA.............     2.05%     4,366,950     0.998220       4,359,177
Hartford Money Market HLS
 Fund -- Class IA.............     2.10%       673,389     1.053627         709,501
Hartford Money Market HLS
 Fund -- Class IA.............     2.15%     5,524,748     1.044671       5,771,544
Hartford Money Market HLS
 Fund -- Class IA.............     2.20%     2,211,270     1.043408       2,307,256
Hartford Money Market HLS
 Fund -- Class IA.............     2.25%        71,232     0.993403          70,762
Hartford Money Market HLS
 Fund -- Class IA.............     2.30%       352,806     0.992573         350,186
Hartford Money Market HLS
 Fund -- Class IA.............     2.35%       187,816     1.039628         195,259
Hartford Money Market HLS
 Fund -- Class IA.............     2.45%       902,542     0.989310         892,894
Hartford Money Market HLS
 Fund -- Class IA.............     2.50%       541,152     0.988810         535,097
Hartford Money Market HLS
 Fund -- Class IB.............     1.40%       575,162     1.114015         640,739
Hartford Money Market HLS
 Fund -- Class IB.............     1.55%        55,381     1.105611          61,230
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%        22,346     1.105311          24,699
Hartford Money Market HLS
 Fund -- Class IB.............     1.70%     4,295,075     0.981096       4,213,881
Hartford Money Market HLS
 Fund -- Class IB.............     1.85%        18,318     0.975722          17,873
Hartford Money Market HLS
 Fund -- Class IB.............     1.90%       629,519     0.973905         613,092
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%       337,303     0.969388         326,977
Hartford Money Market HLS
 Fund -- Class IB.............     2.05%     9,500,988     0.968566       9,202,334
Hartford Money Market HLS
 Fund -- Class IB.............     2.20%     4,737,353     0.965057       4,571,815
Hartford Money Market HLS
 Fund -- Class IB.............     2.25%       549,254     0.963899         529,426
Hartford Money Market HLS
 Fund -- Class IB.............     2.35%       491,420     0.961204         472,355
Hartford Money Market HLS
 Fund -- Class IB.............     2.40%       167,987     0.960411         161,337
Hartford Money Market HLS
 Fund -- Class IB.............     2.50%     1,071,892     0.959450       1,028,427
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.40%       167,976     2.791291         468,870
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.55%        14,330     2.770345          39,700
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.90%        16,036     2.738765          43,919
Hartford Small Company HLS
 Fund -- Class IB.............     1.40%     1,159,865     1.328086       1,540,401
Hartford Small Company HLS
 Fund -- Class IB.............     1.55%       106,714     1.318077         140,657
Hartford Small Company HLS
 Fund -- Class IB.............     1.70%     1,590,226     1.080326       1,717,963
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%        19,233     1.307808          25,153
Hartford Small Company HLS
 Fund -- Class IB.............     1.85%        89,524     1.074396          96,184
Hartford Small Company HLS
 Fund -- Class IB.............     1.90%       228,449     1.072454         245,001
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%       233,930     1.067436         249,705
Hartford Small Company HLS
 Fund -- Class IB.............     2.05%     2,748,450     1.066551       2,931,362
Hartford Small Company HLS
 Fund -- Class IB.............     2.20%     1,438,233     1.062682       1,528,384
Hartford Small Company HLS
 Fund -- Class IB.............     2.25%       126,759     1.061394         134,541
Hartford Small Company HLS
 Fund -- Class IB.............     2.35%       275,087     1.058436         291,162
Hartford Small Company HLS
 Fund -- Class IB.............     2.40%       251,498     1.057551         265,972
Hartford Small Company HLS
 Fund -- Class IB.............     2.50%       372,636     1.056494         393,687

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.40%        53,236   $ 1.225032  $       65,216
Hartford Stock HLS Fund --
 Class IB.....................     1.40%     5,842,902     1.008454       5,892,298
Hartford Stock HLS Fund --
 Class IB.....................     1.55%       402,551     1.000860         402,897
Hartford Stock HLS Fund --
 Class IB.....................     1.70%     5,548,446     0.843105       4,677,922
Hartford Stock HLS Fund --
 Class IB.....................     1.75%         1,464     0.993042           1,454
Hartford Stock HLS Fund --
 Class IB.....................     1.85%       140,342     0.838466         117,672
Hartford Stock HLS Fund --
 Class IB.....................     1.90%       999,342     0.836924         836,373
Hartford Stock HLS Fund --
 Class IB.....................     2.00%       504,856     0.833022         420,556
Hartford Stock HLS Fund --
 Class IB.....................     2.05%     9,518,885     0.832325       7,922,806
Hartford Stock HLS Fund --
 Class IB.....................     2.20%     6,905,313     0.829321       5,726,721
Hartford Stock HLS Fund --
 Class IB.....................     2.25%       451,772     0.828322         374,213
Hartford Stock HLS Fund --
 Class IB.....................     2.35%       285,982     0.825996         236,220
Hartford Stock HLS Fund --
 Class IB.....................     2.40%        96,171     0.825312          79,371
Hartford Stock HLS Fund --
 Class IB.....................     2.50%       715,689     0.824491         590,079
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     1.40%       683,975     1.079155         738,114
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     1.55%        26,410     1.074830          28,387
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     1.75%         1,498     1.069109           1,602
Hartford Value HLS Fund --
 Class IB.....................     1.40%        13,289     1.046429          13,905
Hartford Value HLS Fund --
 Class IB.....................     1.55%        83,603     1.040677          87,004
Hartford Value HLS Fund --
 Class IB.....................     1.60%         3,461     1.038795           3,596
Hartford Value HLS Fund --
 Class IB.....................     1.75%        12,082     1.033088          12,482
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.40%         9,269     1.297525          12,026
Huntington VA Income Equity
 Fund.........................     1.70%         5,595    13.241853          74,086
Huntington VA Income Equity
 Fund.........................     1.85%           224    13.196635           2,962
Huntington VA Income Equity
 Fund.........................     2.05%        50,841    13.136559         667,881
Huntington VA Income Equity
 Fund.........................     2.20%        19,650    13.091689         257,251
Huntington VA Income Equity
 Fund.........................     2.35%         3,578    13.043000          46,665
Huntington VA Income Equity
 Fund.........................     2.50%         3,918    13.019064          51,015
Huntington VA Dividend Capture
 Fund.........................     1.70%         8,899    13.641047         121,388
Huntington VA Dividend Capture
 Fund.........................     1.85%           326    13.594483           4,437
Huntington VA Dividend Capture
 Fund.........................     2.05%        40,280    13.532603         545,098
Huntington VA Dividend Capture
 Fund.........................     2.20%        42,384    13.486371         571,608
Huntington VA Dividend Capture
 Fund.........................     2.35%         4,734    13.436216          63,613
Huntington VA Dividend Capture
 Fund.........................     2.50%         3,765    13.411543          50,491
Huntington VA Growth Fund.....     1.70%         4,549    12.158550          55,307
Huntington VA Growth Fund.....     1.85%           244    12.117008           2,960
Huntington VA Growth Fund.....     2.05%        24,866    12.061854         299,931
Huntington VA Growth Fund.....     2.20%        19,757    12.020640         237,490
Huntington VA Growth Fund.....     2.35%         2,099    11.975908          25,131
Huntington VA Growth Fund.....     2.50%         2,710    11.953918          32,393
Huntington VA Mid Corp America
 Fund.........................     1.70%         6,408    14.854866          95,191
Huntington VA Mid Corp America
 Fund.........................     1.85%           309    14.804145           4,570
Huntington VA Mid Corp America
 Fund.........................     2.05%        23,323    14.736759         343,709
Huntington VA Mid Corp America
 Fund.........................     2.20%        20,879    14.686427         306,631
Huntington VA Mid Corp America
 Fund.........................     2.35%           847    14.631789          12,398
Huntington VA Mid Corp America
 Fund.........................     2.50%           922    14.604930          13,462
Huntington VA New Economy
 Fund.........................     1.70%         3,933    15.093436          59,356
Huntington VA New Economy
 Fund.........................     1.85%           206    15.041870           3,102

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Huntington VA New Economy
 Fund.........................     2.05%        11,622   $14.973407  $      174,022
Huntington VA New Economy
 Fund.........................     2.20%        22,961    14.922274         342,635
Huntington VA New Economy
 Fund.........................     2.35%         1,714    14.866757          25,486
Huntington VA New Economy
 Fund.........................     2.50%         1,750    14.839470          25,963
Huntington VA Rotating Markets
 Fund.........................     1.70%         4,823    13.886007          66,967
Huntington VA Rotating Markets
 Fund.........................     1.85%           221    13.838582           3,053
Huntington VA Rotating Markets
 Fund.........................     2.05%        47,303    13.775609         651,625
Huntington VA Rotating Markets
 Fund.........................     2.20%        12,240    13.728544         168,036
Huntington VA Rotating Markets
 Fund.........................     2.35%         1,409    13.677478          19,276
Huntington VA Rotating Markets
 Fund.........................     2.50%           970    13.652372          13,237
Huntington VA Macro 100
 Fund.........................     1.70%        13,580     1.050977          14,273
Huntington VA Macro 100
 Fund.........................     2.05%        21,023     1.049122          22,056
Huntington VA Macro 100
 Fund.........................     2.20%        49,494     1.048339          51,886
Huntington VA Situs Small Cap
 Fund.........................     2.05%         3,979     1.124039           4,472
Huntington VA Situs Small Cap
 Fund.........................     2.20%        11,840     1.123192          13,299
MFS Capital Opportunities
 Series -- Class INIT.........     0.95%           233     9.151640           2,129
MFS Capital Opportunities
 Series -- Class INIT.........     1.10%            53     9.080287             483
MFS Capital Opportunities
 Series -- Class INIT.........     1.35%        11,268     9.001785         101,436
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%       601,922     8.459697       5,092,081
MFS Capital Opportunities
 Series -- Class INIT.........     1.55%       107,568     8.390117         902,506
MFS Capital Opportunities
 Series -- Class INIT.........     1.60%        30,072     8.393545         252,414
MFS Capital Opportunities
 Series -- Class INIT.........     1.65%       327,060     8.344059       2,729,011
MFS Capital Opportunities
 Series -- Class INIT.........     1.70%       276,831     6.323453       1,750,525
MFS Capital Opportunities
 Series -- Class INIT.........     1.75%        84,171     8.324528         700,680
MFS Capital Opportunities
 Series -- Class INIT.........     1.80%        29,294     8.278575         242,516
MFS Capital Opportunities
 Series -- Class INIT.........     1.85%       113,585     6.283262         713,687
MFS Capital Opportunities
 Series -- Class INIT.........     1.90%        22,796     6.274036         143,025
MFS Capital Opportunities
 Series -- Class INIT.........     1.95%        23,957     8.284356         198,465
MFS Capital Opportunities
 Series -- Class INIT.........     2.00%       213,415     8.213846       1,752,960
MFS Capital Opportunities
 Series -- Class INIT.........     2.05%       231,335     6.234162       1,442,179
MFS Capital Opportunities
 Series -- Class INIT.........     2.10%         4,634     8.254361          38,248
MFS Capital Opportunities
 Series -- Class INIT.........     2.15%        29,752     8.184096         243,497
MFS Capital Opportunities
 Series -- Class INIT.........     2.20%        44,670     8.174205         365,144
MFS Capital Opportunities
 Series -- Class INIT.........     2.25%           956     6.204054           5,931
MFS Capital Opportunities
 Series -- Class INIT.........     2.30%        24,726     6.198880         153,274
MFS Capital Opportunities
 Series -- Class INIT.........     2.35%         6,511     8.144593          53,031
MFS Capital Opportunities
 Series -- Class INIT.........     2.45%        33,139     6.152207         203,878
MFS Capital Opportunities
 Series -- Class INIT.........     2.50%         3,043     6.149111          18,712
MFS Emerging Growth Series --
 Class INIT...................     1.35%        62,173     7.568372         470,550
MFS Emerging Growth Series --
 Class INIT...................     1.40%       740,877     7.491736       5,550,453
MFS Emerging Growth Series --
 Class INIT...................     1.55%       105,984     7.430126         787,477
MFS Emerging Growth Series --
 Class INIT...................     1.60%        13,105     7.433156          97,415
MFS Emerging Growth Series --
 Class INIT...................     1.65%       413,986     7.389333       3,059,082
MFS Emerging Growth Series --
 Class INIT...................     1.70%       240,228     4.927374       1,183,691
MFS Emerging Growth Series --
 Class INIT...................     1.75%       195,165     7.372030       1,438,763
MFS Emerging Growth Series --
 Class INIT...................     1.80%        42,523     7.331330         311,752
MFS Emerging Growth Series --
 Class INIT...................     1.85%       121,296     4.896040         593,868
MFS Emerging Growth Series --
 Class INIT...................     1.90%        24,760     4.888838         121,048

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
MFS Emerging Growth Series --
 Class INIT...................     1.95%        25,794   $ 7.336454  $      189,235
MFS Emerging Growth Series --
 Class INIT...................     2.00%       212,650     7.274001       1,546,815
MFS Emerging Growth Series --
 Class INIT...................     2.05%       170,980     4.857757         830,577
MFS Emerging Growth Series --
 Class INIT...................     2.10%         3,391     7.309877          24,787
MFS Emerging Growth Series --
 Class INIT...................     2.15%        53,615     7.247648         388,580
MFS Emerging Growth Series --
 Class INIT...................     2.20%        44,834     7.238892         324,549
MFS Emerging Growth Series --
 Class INIT...................     2.25%         8,927     4.834316          43,155
MFS Emerging Growth Series --
 Class INIT...................     2.30%         1,592     4.830273           7,688
MFS Emerging Growth Series --
 Class INIT...................     2.35%         3,902     7.212680          28,143
MFS Emerging Growth Series --
 Class INIT...................     2.40%         2,321     4.816813          11,179
MFS Emerging Growth Series --
 Class INIT...................     2.45%        54,350     4.858215         264,045
MFS Emerging Growth Series --
 Class INIT...................     2.50%        11,808     4.855786          57,337
MFS Global Equity Series --
 Class INIT...................     1.35%         7,782    12.593096          97,993
MFS Global Equity Series --
 Class INIT...................     1.40%        78,901    12.055944         951,226
MFS Global Equity Series --
 Class INIT...................     1.55%        12,800    11.956853         153,048
MFS Global Equity Series --
 Class INIT...................     1.60%         2,116    11.961723          25,307
MFS Global Equity Series --
 Class INIT...................     1.65%        87,062    11.891226       1,035,270
MFS Global Equity Series --
 Class INIT...................     1.70%        60,481    10.780345         652,011
MFS Global Equity Series --
 Class INIT...................     1.75%        46,047    11.863427         546,273
MFS Global Equity Series --
 Class INIT...................     1.80%        16,554    11.797986         195,299
MFS Global Equity Series --
 Class INIT...................     1.85%        69,099    10.711911         740,178
MFS Global Equity Series --
 Class INIT...................     1.90%         3,687    10.696120          39,440
MFS Global Equity Series --
 Class INIT...................     1.95%         5,741    11.806187          67,781
MFS Global Equity Series --
 Class INIT...................     2.00%       227,437    11.705804       2,662,339
MFS Global Equity Series --
 Class INIT...................     2.05%        67,397    10.628208         716,314
MFS Global Equity Series --
 Class INIT...................     2.10%           401    11.763415           4,716
MFS Global Equity Series --
 Class INIT...................     2.15%        33,356    11.663389         389,048
MFS Global Equity Series --
 Class INIT...................     2.20%         7,934    11.649302          92,421
MFS Global Equity Series --
 Class INIT...................     2.25%         2,862    10.576939          30,270
MFS Global Equity Series --
 Class INIT...................     2.30%         3,597    10.568111          38,017
MFS Global Equity Series --
 Class INIT...................     2.35%         1,318    11.607114          15,303
MFS Global Equity Series --
 Class INIT...................     2.40%            49    10.538619             515
MFS Global Equity Series --
 Class INIT...................     2.45%         8,112    10.533340          85,446
MFS Global Equity Series --
 Class INIT...................     2.50%         1,477    10.528057          15,547
MFS High Income Series --
 Class INIT...................     0.95%         3,098    12.303541          38,111
MFS High Income Series --
 Class INIT...................     1.35%       202,382    12.102259       2,449,282
MFS High Income Series --
 Class INIT...................     1.40%       538,253    11.790653       6,346,357
MFS High Income Series --
 Class INIT...................     1.45%         1,400    12.068531          16,895
MFS High Income Series --
 Class INIT...................     1.55%        95,374    11.693798       1,115,283
MFS High Income Series --
 Class INIT...................     1.60%        26,958    11.698616         315,367
MFS High Income Series --
 Class INIT...................     1.65%       855,807    11.629628       9,952,716
MFS High Income Series --
 Class INIT...................     1.70%       748,782    11.763437       8,808,249
MFS High Income Series --
 Class INIT...................     1.75%       813,471    11.602462       9,438,267
MFS High Income Series --
 Class INIT...................     1.80%        37,941    11.538461         437,782
MFS High Income Series --
 Class INIT...................     1.85%       320,937    11.688753       3,751,354
MFS High Income Series --
 Class INIT...................     1.90%        29,439    11.671578         343,600
MFS High Income Series --
 Class INIT...................     1.95%        53,254    11.546481         614,891
MFS High Income Series --
 Class INIT...................     2.00%     1,145,671    11.448357      13,116,046

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
MFS High Income Series --
 Class INIT...................     2.05%       711,785   $11.597468  $    8,254,901
MFS High Income Series --
 Class INIT...................     2.10%        17,217    11.504685         198,072
MFS High Income Series --
 Class INIT...................     2.15%       239,903    11.406916       2,736,555
MFS High Income Series --
 Class INIT...................     2.20%       252,326    11.393114       2,874,784
MFS High Income Series --
 Class INIT...................     2.25%         4,460    11.541520          51,475
MFS High Income Series --
 Class INIT...................     2.30%        78,646    11.531886         906,939
MFS High Income Series --
 Class INIT...................     2.35%        45,120    11.351882         512,198
MFS High Income Series --
 Class INIT...................     2.40%            41    11.499726             474
MFS High Income Series --
 Class INIT...................     2.45%        14,481    11.493960         166,443
MFS High Income Series --
 Class INIT...................     2.50%        30,723    11.488203         352,956
MFS Investors Growth Stock
 Series -- Class INIT.........     1.10%            56     8.178342             458
MFS Investors Growth Stock
 Series -- Class INIT.........     1.35%        75,808     8.107637         614,623
MFS Investors Growth Stock
 Series -- Class INIT.........     1.40%       923,219     7.762533       7,166,519
MFS Investors Growth Stock
 Series -- Class INIT.........     1.55%       126,380     7.698709         972,966
MFS Investors Growth Stock
 Series -- Class INIT.........     1.60%        29,355     7.701867         226,091
MFS Investors Growth Stock
 Series -- Class INIT.........     1.65%       482,474     7.656448       3,694,036
MFS Investors Growth Stock
 Series -- Class INIT.........     1.70%       654,670     6.013571       3,936,904
MFS Investors Growth Stock
 Series -- Class INIT.........     1.75%       416,293     7.638544       3,179,874
MFS Investors Growth Stock
 Series -- Class INIT.........     1.80%        29,984     7.596393         227,771
MFS Investors Growth Stock
 Series -- Class INIT.........     1.85%       168,699     5.975362       1,008,039
MFS Investors Growth Stock
 Series -- Class INIT.........     1.90%        41,708     5.966577         248,852
MFS Investors Growth Stock
 Series -- Class INIT.........     1.95%        55,664     7.601666         423,139
MFS Investors Growth Stock
 Series -- Class INIT.........     2.00%       590,993     7.536986       4,454,304
MFS Investors Growth Stock
 Series -- Class INIT.........     2.05%       701,250     5.928665       4,157,475
MFS Investors Growth Stock
 Series -- Class INIT.........     2.10%         2,424     7.574124          18,362
MFS Investors Growth Stock
 Series -- Class INIT.........     2.15%        59,522     7.509700         446,990
MFS Investors Growth Stock
 Series -- Class INIT.........     2.20%       100,627     7.500612         754,761
MFS Investors Growth Stock
 Series -- Class INIT.........     2.25%         8,447     5.900046          49,836
MFS Investors Growth Stock
 Series -- Class INIT.........     2.30%        71,595     5.895131         422,063
MFS Investors Growth Stock
 Series -- Class INIT.........     2.35%        15,791     7.473443         118,013
MFS Investors Growth Stock
 Series -- Class INIT.........     2.45%         5,924     6.044293          35,804
MFS Investors Growth Stock
 Series -- Class INIT.........     2.50%        19,597     6.041268         118,388
MFS Investors Trust Series --
 Class INIT...................     1.35%       446,355     9.427597       4,208,058
MFS Investors Trust Series --
 Class INIT...................     1.40%       862,148     8.380645       7,225,353
MFS Investors Trust Series --
 Class INIT...................     1.55%       159,827     8.311730       1,328,440
MFS Investors Trust Series --
 Class INIT...................     1.60%        34,498     8.315153         286,855
MFS Investors Trust Series --
 Class INIT...................     1.65%       678,383     8.266131       5,607,602
MFS Investors Trust Series --
 Class INIT...................     1.70%       708,806     8.183938       5,800,827
MFS Investors Trust Series --
 Class INIT...................     1.75%       455,516     8.246769       3,756,538
MFS Investors Trust Series --
 Class INIT...................     1.80%        51,259     8.201269         420,390
MFS Investors Trust Series --
 Class INIT...................     1.85%     1,630,763     8.131952      13,261,283
MFS Investors Trust Series --
 Class INIT...................     1.90%         5,870     8.119982          47,666
MFS Investors Trust Series --
 Class INIT...................     1.95%       155,199     8.206973       1,273,718
MFS Investors Trust Series --
 Class INIT...................     2.00%       896,591     8.137163       7,295,710
MFS Investors Trust Series --
 Class INIT...................     2.05%       731,064     8.068390       5,898,508
MFS Investors Trust Series --
 Class INIT...................     2.10%         4,424     8.177243          36,173
MFS Investors Trust Series --
 Class INIT...................     2.15%       754,320     8.107697       6,115,799
MFS Investors Trust Series --
 Class INIT...................     2.20%       335,913     8.097909       2,720,194

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
MFS Investors Trust Series --
 Class INIT...................     2.25%         7,134   $ 8.029462  $       57,279
MFS Investors Trust Series --
 Class INIT...................     2.30%        84,906     8.022764         681,181
MFS Investors Trust Series --
 Class INIT...................     2.35%        41,358     8.068584         333,703
MFS Investors Trust Series --
 Class INIT...................     2.45%        93,761     8.168698         765,904
MFS Investors Trust Series --
 Class INIT...................     2.50%        31,576     8.164604         257,806
MFS Mid Cap Growth Series --
 Class INIT...................     0.95%           744     6.043547           4,493
MFS Mid Cap Growth Series --
 Class INIT...................     1.35%       313,330     5.952447       1,865,082
MFS Mid Cap Growth Series --
 Class INIT...................     1.40%       897,112     5.926768       5,316,976
MFS Mid Cap Growth Series --
 Class INIT...................     1.45%         7,926     5.935854          47,045
MFS Mid Cap Growth Series --
 Class INIT...................     1.55%       100,166     5.888357         589,816
MFS Mid Cap Growth Series --
 Class INIT...................     1.60%        56,169     5.880432         330,301
MFS Mid Cap Growth Series --
 Class INIT...................     1.65%       573,827     5.862875       3,364,276
MFS Mid Cap Growth Series --
 Class INIT...................     1.70%       932,292     6.326048       5,897,726
MFS Mid Cap Growth Series --
 Class INIT...................     1.75%       870,653     5.842324       5,086,635
MFS Mid Cap Growth Series --
 Class INIT...................     1.80%        50,360     5.824872         293,343
MFS Mid Cap Growth Series --
 Class INIT...................     1.85%       426,816     6.285822       2,682,890
MFS Mid Cap Growth Series --
 Class INIT...................     1.90%        31,328     6.276552         196,635
MFS Mid Cap Growth Series --
 Class INIT...................     1.95%       130,444     5.814109         758,415
MFS Mid Cap Growth Series --
 Class INIT...................     2.00%     1,232,383     5.779320       7,122,337
MFS Mid Cap Growth Series --
 Class INIT...................     2.05%       791,958     6.236670       4,939,180
MFS Mid Cap Growth Series --
 Class INIT...................     2.10%         7,739     5.793055          44,833
MFS Mid Cap Growth Series --
 Class INIT...................     2.15%       438,642     5.758402       2,525,878
MFS Mid Cap Growth Series --
 Class INIT...................     2.20%       206,650     5.751436       1,188,534
MFS Mid Cap Growth Series --
 Class INIT...................     2.25%         6,760     6.206566          41,956
MFS Mid Cap Growth Series --
 Class INIT...................     2.30%        51,126     6.201387         317,049
MFS Mid Cap Growth Series --
 Class INIT...................     2.35%        44,626     5.730576         255,730
MFS Mid Cap Growth Series --
 Class INIT...................     2.45%        30,808     6.180994         190,425
MFS Mid Cap Growth Series --
 Class INIT...................     2.50%        24,295     6.177888         150,090
MFS New Discovery Series --
 Class INIT...................     0.95%         3,567    13.353210          47,635
MFS New Discovery Series --
 Class INIT...................     1.35%       195,772    13.134589       2,571,380
MFS New Discovery Series --
 Class INIT...................     1.40%       317,418    12.116333       3,845,948
MFS New Discovery Series --
 Class INIT...................     1.55%        26,069    12.016690         313,268
MFS New Discovery Series --
 Class INIT...................     1.60%        27,100    12.021622         325,783
MFS New Discovery Series --
 Class INIT...................     1.65%       313,787    11.950725       3,749,980
MFS New Discovery Series --
 Class INIT...................     1.70%       595,340     7.913271       4,711,086
MFS New Discovery Series --
 Class INIT...................     1.75%       207,057    11.922777       2,468,699
MFS New Discovery Series --
 Class INIT...................     1.80%        24,719    11.856969         293,094
MFS New Discovery Series --
 Class INIT...................     1.85%       837,117     7.862983       6,582,240
MFS New Discovery Series --
 Class INIT...................     1.90%        12,849     7.851400         100,885
MFS New Discovery Series --
 Class INIT...................     1.95%        83,008    11.865234         984,905
MFS New Discovery Series --
 Class INIT...................     2.00%       535,834    11.764259       6,303,693
MFS New Discovery Series --
 Class INIT...................     2.05%       392,689     7.801514       3,063,572
MFS New Discovery Series --
 Class INIT...................     2.10%         1,360    11.822262          16,078
MFS New Discovery Series --
 Class INIT...................     2.15%       310,494    11.721669       3,639,509
MFS New Discovery Series --
 Class INIT...................     2.20%       164,941    11.707510       1,931,052
MFS New Discovery Series --
 Class INIT...................     2.25%        40,740     7.763884         316,304
MFS New Discovery Series --
 Class INIT...................     2.30%        55,233     7.757399         428,466
MFS New Discovery Series --
 Class INIT...................     2.35%        35,499    11.665109         414,096

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
MFS New Discovery Series --
 Class INIT...................     2.40%         1,879   $ 7.735743  $       14,534
MFS New Discovery Series --
 Class INIT...................     2.45%        70,100     7.731873         542,006
MFS New Discovery Series --
 Class INIT...................     2.50%        36,507     7.727987         282,123
MFS Total Return Series --
 Class INIT...................     0.95%        13,309    14.092027         187,553
MFS Total Return Series --
 Class INIT...................     1.30%           827    13.873078          11,475
MFS Total Return Series --
 Class INIT...................     1.35%       923,025    13.861485      12,794,492
MFS Total Return Series --
 Class INIT...................     1.40%     1,883,179    12.917678      24,326,301
MFS Total Return Series --
 Class INIT...................     1.45%         6,495    13.822815          89,783
MFS Total Return Series --
 Class INIT...................     1.55%       166,960    12.811508       2,139,012
MFS Total Return Series --
 Class INIT...................     1.60%       163,926    12.816786       2,101,008
MFS Total Return Series --
 Class INIT...................     1.65%     1,873,346    12.741229      23,868,727
MFS Total Return Series --
 Class INIT...................     1.70%     3,081,658    12.075745      37,213,318
MFS Total Return Series --
 Class INIT...................     1.75%     2,444,320    12.711434      31,070,818
MFS Total Return Series --
 Class INIT...................     1.80%       113,030    12.641315       1,428,851
MFS Total Return Series --
 Class INIT...................     1.85%     2,465,031    11.999082      29,578,108
MFS Total Return Series --
 Class INIT...................     1.90%       123,881    11.981418       1,484,275
MFS Total Return Series --
 Class INIT...................     1.95%       227,892    12.650086       2,882,855
MFS Total Return Series --
 Class INIT...................     2.00%     2,580,810    12.542590      32,370,046
MFS Total Return Series --
 Class INIT...................     2.05%     2,075,438    11.905358      24,708,829
MFS Total Return Series --
 Class INIT...................     2.10%        94,580    12.604277       1,192,119
MFS Total Return Series --
 Class INIT...................     2.15%     1,296,704    12.497162      16,205,114
MFS Total Return Series --
 Class INIT...................     2.20%       791,287    12.482069       9,876,901
MFS Total Return Series --
 Class INIT...................     2.25%       111,620    11.847896       1,322,458
MFS Total Return Series --
 Class INIT...................     2.30%       136,325    11.837995       1,613,814
MFS Total Return Series --
 Class INIT...................     2.35%       170,286    12.436857       2,117,820
MFS Total Return Series --
 Class INIT...................     2.40%         5,167    11.804998          61,001
MFS Total Return Series --
 Class INIT...................     2.45%       209,184    12.576878       2,630,877
MFS Total Return Series --
 Class INIT...................     2.50%        96,608    12.570577       1,214,418
MFS Value Series -- Class
 INIT.........................     0.95%           149    14.004824           2,083
MFS Value Series -- Class
 INIT.........................     1.25%            14    13.934862             190
MFS Value Series -- Class
 INIT.........................     1.35%        61,766    13.911613         859,263
MFS Value Series -- Class
 INIT.........................     1.40%        36,907    13.899996         513,002
MFS Value Series -- Class
 INIT.........................     1.55%         1,017    13.865228          14,096
MFS Value Series -- Class
 INIT.........................     1.60%            59    13.853659             818
MFS Value Series -- Class
 INIT.........................     1.65%        79,339    13.842100       1,098,225
MFS Value Series -- Class
 INIT.........................     1.70%       156,347    13.830546       2,162,364
MFS Value Series -- Class
 INIT.........................     1.75%        27,855    13.819006         384,931
MFS Value Series -- Class
 INIT.........................     1.80%           863    13.807483          11,915
MFS Value Series -- Class
 INIT.........................     1.85%       121,638    13.795952       1,678,114
MFS Value Series -- Class
 INIT.........................     1.90%         4,457    13.784438          61,435
MFS Value Series -- Class
 INIT.........................     1.95%         2,798    13.772939          38,540
MFS Value Series -- Class
 INIT.........................     2.00%       208,540    13.761448       2,869,807
MFS Value Series -- Class
 INIT.........................     2.05%        83,603    13.749946       1,149,530
MFS Value Series -- Class
 INIT.........................     2.10%           447    13.738499           6,144
MFS Value Series -- Class
 INIT.........................     2.15%        83,648    13.727024       1,148,239
MFS Value Series -- Class
 INIT.........................     2.20%        41,509    13.715558         569,321
MFS Value Series -- Class
 INIT.........................     2.30%        14,934    13.692688         204,480
MFS Value Series -- Class
 INIT.........................     2.35%        29,140    13.681257         398,673

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
MFS Value Series -- Class
 INIT.........................     2.45%        10,512   $13.662985  $      143,624
MFS Value Series -- Class
 INIT.........................     2.50%        23,394    13.656146         319,470
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.75%         1,025     8.340096           8,553
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.00%         8,145    10.654361          86,783
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.05%        15,121    10.639336         160,881
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.65%         3,886    10.588346          41,142
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.70%        13,140    10.573424         138,937
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.75%        20,174     8.556429         172,621
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.00%        37,482    10.484366         392,972
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.05%        52,646    10.469597         551,177
Nations Marsico International
 Opportunities Portfolio......     1.70%     3,457,926     1.262880       4,366,945
Nations Marsico International
 Opportunities Portfolio......     1.85%        88,863     1.255933         111,606
Nations Marsico International
 Opportunities Portfolio......     1.90%       280,526     1.253672         351,687
Nations Marsico International
 Opportunities Portfolio......     2.00%       371,076     1.247822         463,036
Nations Marsico International
 Opportunities Portfolio......     2.05%    10,875,338     1.246776      13,559,111
Nations Marsico International
 Opportunities Portfolio......     2.20%     6,612,806     1.242257       8,214,805
Nations Marsico International
 Opportunities Portfolio......     2.25%       448,415     1.240778         556,384
Nations Marsico International
 Opportunities Portfolio......     2.35%       745,727     1.237313         922,697
Nations Marsico International
 Opportunities Portfolio......     2.40%       532,588     1.236276         658,426
Nations Marsico International
 Opportunities Portfolio......     2.50%       854,670     1.235040       1,055,552
Nations High Yield Bond
 Portfolio....................     1.70%     5,147,879     1.432207       7,372,830
Nations High Yield Bond
 Portfolio....................     1.85%       216,867     1.424349         308,894
Nations High Yield Bond
 Portfolio....................     1.90%       600,170     1.421733         853,281
Nations High Yield Bond
 Portfolio....................     2.00%       245,919     1.415154         348,014
Nations High Yield Bond
 Portfolio....................     2.05%    10,092,049     1.413962      14,269,774
Nations High Yield Bond
 Portfolio....................     2.20%     5,659,715     1.408847       7,973,672
Nations High Yield Bond
 Portfolio....................     2.25%       385,014     1.407124         541,762
Nations High Yield Bond
 Portfolio....................     2.35%       342,029     1.403215         479,940
Nations High Yield Bond
 Portfolio....................     2.40%       165,705     1.402034         232,324
Nations High Yield Bond
 Portfolio....................     2.50%       350,579     1.400647         491,038
Nations International Value
 Portfolio....................     1.70%     2,287,628     1.303432       2,981,768
Nations International Value
 Portfolio....................     1.85%       158,334     1.296278         205,245
Nations International Value
 Portfolio....................     1.90%       527,581     1.293884         682,628
Nations International Value
 Portfolio....................     2.05%       326,333     1.286811         419,929
Nations International Value
 Portfolio....................     2.20%        92,306     1.282145         118,350
Nations International Value
 Portfolio....................     2.25%        18,450     1.280587          23,626
Nations International Value
 Portfolio....................     2.40%         8,864     1.275970          11,311
Nations Marsico Focused
 Equities Portfolio...........     1.70%     6,613,404     1.086242       7,183,756
Nations Marsico Focused
 Equities Portfolio...........     1.85%       294,246     1.080284         317,870
Nations Marsico Focused
 Equities Portfolio...........     1.90%       673,173     1.078292         725,877
Nations Marsico Focused
 Equities Portfolio...........     2.00%       305,355     1.073295         327,736
Nations Marsico Focused
 Equities Portfolio...........     2.05%    15,129,173     1.072388      16,224,343
Nations Marsico Focused
 Equities Portfolio...........     2.20%     4,442,830     1.068505       4,747,186
Nations Marsico Focused
 Equities Portfolio...........     2.25%       451,590     1.067220         481,946
Nations Marsico Focused
 Equities Portfolio...........     2.35%       568,947     1.064246         605,500
Nations Marsico Focused
 Equities Portfolio...........     2.40%       550,606     1.063356         585,490
Nations Marsico Focused
 Equities Portfolio...........     2.50%       373,554     1.062295         396,824
Nations Asset Allocation
 Portfolio....................     1.70%     3,723,160     0.996400       3,709,758

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Nations Asset Allocation
 Portfolio....................     1.85%        46,567   $ 0.990954  $       46,145
Nations Asset Allocation
 Portfolio....................     1.90%       179,665     0.989119         177,710
Nations Asset Allocation
 Portfolio....................     2.05%     5,334,062     0.983701       5,247,122
Nations Asset Allocation
 Portfolio....................     2.20%     1,167,256     0.980136       1,144,070
Nations Asset Allocation
 Portfolio....................     2.25%        65,653     0.978948          64,271
Nations Asset Allocation
 Portfolio....................     2.35%        20,301     0.976230          19,818
Nations Asset Allocation
 Portfolio....................     2.40%       243,419     0.975424         237,436
Nations Asset Allocation
 Portfolio....................     2.50%        62,606     0.974442          61,006
Nations Marsico Growth
 Portfolio....................     1.70%     4,462,849     1.050589       4,688,620
Nations Marsico Growth
 Portfolio....................     1.85%       293,418     1.044819         306,569
Nations Marsico Growth
 Portfolio....................     1.90%       548,325     1.042918         571,858
Nations Marsico Growth
 Portfolio....................     2.00%       340,128     1.038037         353,066
Nations Marsico Growth
 Portfolio....................     2.05%    12,302,010     1.037174      12,759,325
Nations Marsico Growth
 Portfolio....................     2.20%     5,793,889     1.033397       5,987,388
Nations Marsico Growth
 Portfolio....................     2.25%       779,005     1.032181         804,074
Nations Marsico Growth
 Portfolio....................     2.35%       659,548     1.029293         678,868
Nations Marsico Growth
 Portfolio....................     2.40%       596,787     1.028433         613,755
Nations Marsico Growth
 Portfolio....................     2.50%       408,188     1.027402         419,373
Nations Marsico 21st Century
 Portfolio....................     1.70%     1,203,122     1.387941       1,669,861
Nations Marsico 21st Century
 Portfolio....................     1.85%       129,926     1.380358         179,344
Nations Marsico 21st Century
 Portfolio....................     1.90%       222,038     1.377833         305,932
Nations Marsico 21st Century
 Portfolio....................     2.00%        22,211     1.371383          30,459
Nations Marsico 21st Century
 Portfolio....................     2.05%       959,103     1.370244       1,314,205
Nations Marsico 21st Century
 Portfolio....................     2.20%       787,227     1.365288       1,074,791
Nations Marsico 21st Century
 Portfolio....................     2.25%       136,836     1.363650         186,596
Nations Marsico 21st Century
 Portfolio....................     2.35%        75,502     1.359839         102,671
Nations Marsico 21st Century
 Portfolio....................     2.40%       207,970     1.358715         282,572
Nations Marsico 21st Century
 Portfolio....................     2.50%        89,641     1.357351         121,675
Nations Midcap Growth
 Portfolio....................     1.70%     7,035,037     0.761027       5,353,852
Nations Midcap Growth
 Portfolio....................     1.85%       164,040     0.756836         124,151
Nations Midcap Growth
 Portfolio....................     1.90%       838,874     0.755446         633,724
Nations Midcap Growth
 Portfolio....................     2.00%       554,573     0.751938         417,004
Nations Midcap Growth
 Portfolio....................     2.05%    19,400,882     0.751301      14,575,902
Nations Midcap Growth
 Portfolio....................     2.20%    10,275,027     0.748585       7,691,731
Nations Midcap Growth
 Portfolio....................     2.25%     1,323,912     0.747688         989,873
Nations Midcap Growth
 Portfolio....................     2.35%       929,386     0.745589         692,940
Nations Midcap Growth
 Portfolio....................     2.40%       910,864     0.744963         678,560
Nations Midcap Growth
 Portfolio....................     2.50%     1,196,727     0.744232         890,643
Nations Small Company
 Portfolio....................     1.70%     3,523,038     1.054373       3,714,596
Nations Small Company
 Portfolio....................     1.85%       101,119     1.048573         106,031
Nations Small Company
 Portfolio....................     1.90%       425,399     1.046660         445,248
Nations Small Company
 Portfolio....................     2.00%       210,583     1.041788         219,383
Nations Small Company
 Portfolio....................     2.05%    10,339,109     1.040934      10,762,331
Nations Small Company
 Portfolio....................     2.20%     4,132,483     1.037133       4,285,935
Nations Small Company
 Portfolio....................     2.25%       733,596     1.035904         759,935
Nations Small Company
 Portfolio....................     2.35%       412,374     1.032995         425,980
Nations Small Company
 Portfolio....................     2.40%       424,058     1.032148         437,691
Nations Small Company
 Portfolio....................     2.50%       311,147     1.031115         320,829

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Nations Value Portfolio.......     1.70%     5,966,875   $ 1.042201  $    6,218,683
Nations Value Portfolio.......     1.85%       208,688     1.036478         216,300
Nations Value Portfolio.......     1.90%       783,219     1.034566         810,292
Nations Value Portfolio.......     2.00%       446,031     1.029764         459,307
Nations Value Portfolio.......     2.05%    17,096,071     1.028911      17,590,336
Nations Value Portfolio.......     2.20%     7,500,014     1.025171       7,688,797
Nations Value Portfolio.......     2.25%       791,925     1.023927         810,873
Nations Value Portfolio.......     2.35%       680,724     1.021078         695,072
Nations Value Portfolio.......     2.40%       558,607     1.020211         569,897
Nations Value Portfolio.......     2.50%       890,955     1.019187         908,049
One Group-Registered
 Trademark- Investment Trust
 Balanced Portfolio...........     1.35%        24,275    10.384343         252,078
One Group-Registered
 Trademark- Investment Trust
 Balanced Portfolio...........     1.55%         1,017    10.379128          10,552
One Group-Registered
 Trademark- Investment Trust
 Balanced Portfolio...........     1.85%        65,371    10.345397         676,286
One Group-Registered
 Trademark- Investment Trust
 Bond Portfolio...............     1.35%       187,591    10.030484       1,881,624
One Group-Registered
 Trademark- Investment Trust
 Bond Portfolio...............     1.55%        13,192    15.128089         199,568
One Group-Registered
 Trademark- Investment Trust
 Bond Portfolio...............     1.65%        27,404    10.007898         274,255
One Group-Registered
 Trademark- Investment Trust
 Bond Portfolio...............     1.85%       334,808     9.992862       3,345,693
One Group-Registered
 Trademark- Investment Trust
 Bond Portfolio...............     2.15%        27,585     9.970362         275,031
One Group-Registered
 Trademark- Investment Trust
 Diversified Equity
 Portfolio....................     1.35%        48,950    10.632360         520,459
One Group-Registered
 Trademark- Investment Trust
 Diversified Equity
 Portfolio....................     1.55%         3,580    16.834768          60,265
One Group-Registered
 Trademark- Investment Trust
 Diversified Equity
 Portfolio....................     1.65%         6,664    10.608424          70,699
One Group-Registered
 Trademark- Investment Trust
 Diversified Equity
 Portfolio....................     1.85%        74,777    10.592503         792,071
One Group-Registered
 Trademark- Investment Trust
 Diversified Equity
 Portfolio....................     2.15%         8,746    10.568653          92,432
One Group-Registered
 Trademark- Investment Trust
 Diversified Mid Cap
 Portfolio....................     1.35%        11,242    11.040622         124,120
One Group-Registered
 Trademark- Investment Trust
 Diversified Mid Cap
 Portfolio....................     1.85%         5,120    10.999244          56,315
One Group-Registered
 Trademark- Investment Trust
 Diversified Mid Cap
 Portfolio....................     2.15%           120    10.974483           1,316
One Group-Registered
 Trademark- Investment Trust
 Equity Index Portfolio.......     1.35%       160,425    10.750194       1,724,602
One Group-Registered
 Trademark- Investment Trust
 Equity Index Portfolio.......     1.55%        19,117    10.744797         205,406
One Group-Registered
 Trademark- Investment Trust
 Equity Index Portfolio.......     1.65%        23,433    10.725992         251,340
One Group-Registered
 Trademark- Investment Trust
 Equity Index Portfolio.......     1.85%       260,567    10.709891       2,790,639
One Group-Registered
 Trademark- Investment Trust
 Equity Index Portfolio.......     2.15%        28,387    10.685771         303,333
One Group-Registered
 Trademark- Investment Trust
 Government Bond Portfolio....     1.35%        90,725    10.072294         913,810
One Group-Registered
 Trademark- Investment Trust
 Government Bond Portfolio....     1.55%         5,423    10.067232          54,600
One Group-Registered
 Trademark- Investment Trust
 Government Bond Portfolio....     1.65%         9,143    10.049614          91,888
One Group-Registered
 Trademark- Investment Trust
 Government Bond Portfolio....     1.85%       159,723    10.034517       1,602,744
One Group-Registered
 Trademark- Investment Trust
 Government Bond Portfolio....     2.15%         7,463    10.011926          74,717
One Group-Registered
 Trademark- Investment Trust
 Large Cap Growth Portfolio...     1.35%         1,852    10.529602          19,502
One Group-Registered
 Trademark- Investment Trust
 Large Cap Growth Portfolio...     1.85%         7,147    10.490110          74,970
One Group-Registered
 Trademark- Investment Trust
 Mid Cap Growth Portfolio.....     1.35%        62,277    10.588191         659,405
One Group-Registered
 Trademark- Investment Trust
 Mid Cap Growth Portfolio.....     1.55%         4,562    10.582883          48,275
One Group-Registered
 Trademark- Investment Trust
 Mid Cap Growth Portfolio.....     1.65%         5,025    10.564354          53,091
One Group-Registered
 Trademark- Investment Trust
 Mid Cap Growth Portfolio.....     1.85%        93,460    10.548495         985,858
One Group-Registered
 Trademark- Investment Trust
 Mid Cap Growth Portfolio.....     2.15%         6,699    10.524737          70,500
One Group-Registered
 Trademark- Investment Trust
 Mid Cap Value Portfolio......     1.35%        62,019    10.959001         679,669
One Group-Registered
 Trademark- Investment Trust
 Mid Cap Value Portfolio......     1.55%         2,756    17.838991          49,161
One Group-Registered
 Trademark- Investment Trust
 Mid Cap Value Portfolio......     1.65%         5,468    10.934333          59,792
One Group-Registered
 Trademark- Investment Trust
 Mid Cap Value Portfolio......     1.85%        72,168    10.917923         787,921
One Group-Registered
 Trademark- Investment Trust
 Mid Cap Value Portfolio......     2.15%         6,759    10.893345          73,631

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Jennison 20/20 Focus
 Portfolio -- Class II........     1.40%         6,762   $10.535427  $       71,240
Jennison 20/20 Focus
 Portfolio -- Class II........     1.55%         8,951    10.464175          93,666
Jennison 20/20 Focus
 Portfolio -- Class II........     1.60%            99    10.453129           1,035
Jennison 20/20 Focus
 Portfolio -- Class II........     1.65%        32,651     1.065858          34,802
Jennison 20/20 Focus
 Portfolio -- Class II........     1.70%         1,399     1.063806           1,488
Jennison 20/20 Focus
 Portfolio -- Class II........     1.75%           731    10.382397           7,588
Jennison 20/20 Focus
 Portfolio -- Class II........     1.80%         2,286     1.059730           2,423
Jennison 20/20 Focus
 Portfolio -- Class II........     2.00%        37,505     1.051640          39,442
Jennison Portfolio -- Class
 II...........................     1.40%        35,010     5.869216         205,482
Jennison Portfolio -- Class
 II...........................     1.55%        19,191     5.829500         111,871
Jennison Portfolio -- Class
 II...........................     1.65%       128,015     0.830074         106,262
Jennison Portfolio -- Class
 II...........................     1.70%        23,998     0.828484          19,882
Jennison Portfolio -- Class
 II...........................     1.75%        20,317     5.783929         117,512
Jennison Portfolio -- Class
 II...........................     1.80%        25,569     0.825314          21,103
Jennison Portfolio -- Class
 II...........................     2.00%       156,298     0.818999         128,008
Jennison Portfolio -- Class
 II...........................     2.35%        25,090     0.812119          20,376
Prudential Value Portfolio --
 Class II.....................     1.40%        47,799     1.036859          49,562
Prudential Value Portfolio --
 Class II.....................     1.55%         6,694     1.031179           6,902
Prudential Value Portfolio --
 Class II.....................     1.65%        94,418     1.027388          97,003
Prudential Value Portfolio --
 Class II.....................     1.70%         5,282     1.025520           5,417
Prudential Value Portfolio --
 Class II.....................     1.80%         3,961     1.021765           4,047
Prudential Value Portfolio --
 Class II.....................     2.00%        74,775     1.014266          75,842
Prudential Value Portfolio --
 Class II.....................     2.10%         1,456     1.014996           1,478
Prudential Value Portfolio --
 Class II.....................     2.15%         6,461     1.010609           6,529
SP William Blair International
 Growth Portfolio -- Class
 II...........................     1.40%         2,071     0.883610           1,831
SP William Blair International
 Growth Portfolio -- Class
 II...........................     1.75%         4,425     0.872343           3,860
Salomon Brothers Variable All
 Cap Value Fund...............     1.40%     2,054,470     1.300004       2,670,818
Salomon Brothers Variable All
 Cap Value Fund...............     1.55%        98,690     1.290254         127,335
Salomon Brothers Variable All
 Cap Value Fund...............     1.60%        33,216     1.289847          42,843
Salomon Brothers Variable All
 Cap Value Fund...............     1.75%        63,160     1.280175          80,856
Salomon Brothers Variable High
 Yield Bond Fund..............     1.40%       182,558     1.459055         266,361
Salomon Brothers Variable High
 Yield Bond Fund..............     1.75%        26,460     1.436801          38,018
Salomon Brothers Variable
 Investors Fund...............     1.40%       650,321     1.183257         769,497
Salomon Brothers Variable
 Investors Fund...............     1.55%        38,117     1.174341          44,763
Salomon Brothers Variable
 Total Return Fund............     1.40%       240,282     1.180317         283,609
Salomon Brothers Variable
 Total Return Fund............     1.55%        59,417     1.171456          69,604
Salomon Brothers Variable
 Total Return Fund............     1.75%        57,913     1.162314          67,313
Wells Fargo Asset Allocation
 Fund.........................     1.85%        10,126     1.135949          11,502
Wells Fargo Equity Income
 Fund.........................     1.85%         6,349     1.139247           7,233
Wells Fargo International
 Equity Fund..................     1.85%         1,216     1.109528           1,349
Wells Fargo Large Company
 Growth Fund..................     1.85%         1,070     1.001632           1,072
Wells Fargo Small Cap Growth
 Fund.........................     1.85%           764     1.093116             835
STI Classic VT Capital
 Appreciation Fund............     1.70%        22,239    12.334257         274,307
STI Classic VT Capital
 Appreciation Fund............     1.85%         1,315    12.292093          16,166
STI Classic VT Capital
 Appreciation Fund............     2.00%         4,619    12.246347          56,565
STI Classic VT Capital
 Appreciation Fund............     2.05%       179,334    12.236139       2,194,361
STI Classic VT Capital
 Appreciation Fund............     2.20%       103,231    12.194318       1,258,827
STI Classic VT Capital
 Appreciation Fund............     2.25%        32,756    12.180431         398,981

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
STI Classic VT Capital
 Appreciation Fund............     2.35%        38,094   $12.148939  $      462,801
STI Classic VT Capital
 Appreciation Fund............     2.50%         2,721    12.126652          32,994
STI Classic VT Growth and
 Income Fund..................     1.70%        14,754    14.598347         215,384
STI Classic VT Growth and
 Income Fund..................     1.85%         2,398    14.548486          34,886
STI Classic VT Growth and
 Income Fund..................     2.00%         1,243    14.494392          18,017
STI Classic VT Growth and
 Income Fund..................     2.05%        81,752    14.482276       1,183,953
STI Classic VT Growth and
 Income Fund..................     2.20%        19,664    14.432809         283,808
STI Classic VT Growth and
 Income Fund..................     2.25%        26,711    14.416363         385,077
STI Classic VT Growth and
 Income Fund..................     2.35%        21,153    14.379145         304,157
STI Classic VT Mid-Cap Equity
 Fund.........................     1.70%         8,958    14.745157         132,091
STI Classic VT Mid-Cap Equity
 Fund.........................     1.85%         1,326    14.694786          19,478
STI Classic VT Mid-Cap Equity
 Fund.........................     1.90%           206    14.678043           3,020
STI Classic VT Mid-Cap Equity
 Fund.........................     2.00%            35    14.640146             508
STI Classic VT Mid-Cap Equity
 Fund.........................     2.05%        50,970    14.627923         745,579
STI Classic VT Mid-Cap Equity
 Fund.........................     2.20%        29,612    14.577977         431,681
STI Classic VT Mid-Cap Equity
 Fund.........................     2.25%        13,031    14.561346         189,742
STI Classic VT Mid-Cap Equity
 Fund.........................     2.35%        13,199    14.523735         191,704
STI Classic VT Mid-Cap Equity
 Fund.........................     2.50%         7,001    14.497064         101,495
STI Classic VT Value Income
 Stock Fund...................     1.70%         6,486    14.725680          95,514
STI Classic VT Value Income
 Stock Fund...................     1.85%           895    14.675397          13,131
STI Classic VT Value Income
 Stock Fund...................     2.00%         1,179    14.620803          17,242
STI Classic VT Value Income
 Stock Fund...................     2.05%        46,745    14.608612         682,878
STI Classic VT Value Income
 Stock Fund...................     2.20%        50,715    14.558728         738,347
STI Classic VT Value Income
 Stock Fund...................     2.25%         8,515    14.542125         123,825
STI Classic VT Value Income
 Stock Fund...................     2.35%         2,375    14.504588          34,455
STI Classic VT Value Income
 Stock Fund...................     2.50%         1,842    14.477953          26,667
                                                                     --------------
    SUB-TOTAL.................                                       $5,445,520,044
                                                                     --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
AIM V.I. Government Securities
 Fund -- Class I..............     1.35%         7,088     1.091958           7,740
AIM V.I. Government Securities
 Fund -- Class I..............     1.40%        34,608     1.089293          37,698
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.40%        58,402     1.423532          83,137
AIM V.I. Premier Equity Fund
 -- Class I...................     1.35%         5,628     1.035098           5,825
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     1.35%           683    11.646808           7,955
American Funds Asset
 Allocation Fund -- Class 2...     1.35%         2,129    11.992768          25,531
American Funds Asset
 Allocation Fund -- Class 2...     1.40%         7,331    11.054301          81,044
American Funds Asset
 Allocation Fund -- Class 2...     1.65%         9,005    10.903283          98,183
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.65%       103,540     0.985862         102,076
American Funds Bond Fund --
 Class 2......................     1.35%           109    13.499153           1,469
American Funds Bond Fund --
 Class 2......................     1.40%         5,890    13.274950          78,190
American Funds Bond Fund --
 Class 2......................     1.65%         1,018    13.093620          13,332
American Funds Growth Fund --
 Class 2......................     1.35%         1,548    11.997422          18,571
American Funds Growth Fund --
 Class 2......................     1.40%        26,049    11.603152         302,255
American Funds Growth Fund --
 Class 2......................     1.65%         8,661    11.444565          99,126
American Funds Growth-Income
 Fund -- Class 2..............     1.35%        21,768    13.222603         287,836
American Funds Growth-Income
 Fund -- Class 2..............     1.40%        38,213    11.817193         451,567
American Funds Growth-Income
 Fund -- Class 2..............     1.65%         9,894    11.655786         115,322
American Funds International
 Fund -- Class 2..............     1.35%         1,897    11.073981          21,002

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
American Funds International
 Fund -- Class 2..............     1.40%         8,321   $11.696530  $       97,331
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.40%         1,428    14.045346          20,057
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.35%         1,773    13.254307          23,494
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.40%         6,170    13.243237          81,709
Franklin Income Securities
 Fund -- Class 2..............     1.35%         1,976    13.504175          26,683
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.35%           237    11.061388           2,621
Franklin Small Cap Fund --
 Class 2......................     1.40%            98    12.241196           1,198
Mutual Shares Securities Fund
 -- Class 2...................     1.35%           137    15.295281           2,102
Templeton Foreign Securities
 Fund -- Class 2..............     1.35%           782    11.135743           8,714
Templeton Foreign Securities
 Fund -- Class 2..............     1.40%           146    10.695378           1,565
Templeton Growth Securities
 Fund -- Class 2..............     1.35%         1,273    13.223345          16,832
Templeton Growth Securities
 Fund -- Class 2..............     1.40%         6,817    12.390441          84,464
Mutual Discovery Securities
 Fund -- Class 2..............     1.35%            51    14.496182             745
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%        53,314     1.117498          59,578
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%         1,920     1.807982           3,471
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%         2,284     1.081252           2,470
Hartford Money Market HLS Fund
 -- Class IA..................     1.40%        54,732     1.079824          59,101
Hartford Money Market HLS Fund
 -- Class IB..................     1.70%       120,813     0.981096         118,529
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%           890     8.459697           7,533
MFS Emerging Growth Series --
 Class INIT...................     1.40%           928     7.491736           6,954
MFS Investors Growth Stock
 Series -- Class INIT.........     1.35%         1,822     8.107637          14,774
MFS Investors Growth Stock
 Series -- Class INIT.........     1.40%           947     7.762533           7,351
MFS Investors Trust Series --
 Class INIT...................     1.35%           454     9.427597           4,276
MFS New Discovery Series --
 Class INIT...................     1.35%         1,290    13.134589          16,945
MFS New Discovery Series --
 Class INIT...................     1.40%           738    12.116333           8,946
MFS Total Return Series --
 Class INIT...................     1.35%           483    13.861485           6,699
MFS Total Return Series --
 Class INIT...................     1.40%         6,673    12.917678          86,201
                                                                     --------------
    SUB-TOTAL.................                                       $    2,608,202
                                                                     --------------
GRAND TOTAL...................                                       $5,448,128,246
                                                                     ==============

  #  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                      (This page intentionally left blank)

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004


                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............  $   --        $   --           $  21,717
                           ----------    -----------      ---------
EXPENSE:
  Mortality and expense
   undertakings..........    (266,310)    (1,314,571)      (330,008)
                           ----------    -----------      ---------
    Net investment income
     (loss)..............    (266,310)    (1,314,571)      (308,291)
                           ----------    -----------      ---------
CAPITAL GAINS INCOME.....      --            --             --
                           ----------    -----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (92,456)        61,688        (44,681)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   1,641,272      8,716,428        886,211
                           ----------    -----------      ---------
    Net gain (loss) on
     investments.........   1,548,816      8,778,116        841,530
                           ----------    -----------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,282,506    $ 7,463,545      $ 533,239
                           ==========    ===========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-58 ____________________________________

                           AIM V.I. CAPITAL  AIM V.I. DENT     AIM V.I.                       AIM V.I.     AIM V.I. MID
                             APPRECIATION     DEMOGRAPHIC     GOVERNMENT     AIM V.I. HIGH  INTERNATIONAL    CAP CORE
                                 FUND         TRENDS FUND   SECURITIES FUND   YIELD FUND     GROWTH FUND   EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -------------  ---------------  -------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............     $ --             $ --           $ 4,708,790      $ 54,408       $   43,149   $   133,542
                              ----------       ---------      -----------      --------       ----------   -----------
EXPENSE:
  Mortality and expense
   undertakings..........       (256,169)       (133,116)      (1,751,189)      (27,498)         (76,735)   (1,265,874)
                              ----------       ---------      -----------      --------       ----------   -----------
    Net investment income
     (loss)..............       (256,169)       (133,116)       2,957,601        26,910          (33,586)   (1,132,332)
                              ----------       ---------      -----------      --------       ----------   -----------
CAPITAL GAINS INCOME.....       --               --              --              --              --          3,941,487
                              ----------       ---------      -----------      --------       ----------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         20,240           7,220          (45,184)        2,070              994       106,173
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,037,279         627,368       (1,948,620)      118,294        1,132,824     5,910,745
                              ----------       ---------      -----------      --------       ----------   -----------
    Net gain (loss) on
     investments.........      1,057,519         634,588       (1,993,804)      120,364        1,133,818     6,016,918
                              ----------       ---------      -----------      --------       ----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $  801,350       $ 501,472      $   963,797      $147,274       $1,100,232   $ 8,826,073
                              ==========       =========      ===========      ========       ==========   ===========


                           AIM V.I. PREMIER
                             EQUITY FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............     $  262,586
                              ----------
EXPENSE:
  Mortality and expense
   undertakings..........       (650,744)
                              ----------
    Net investment income
     (loss)..............       (388,158)
                              ----------
CAPITAL GAINS INCOME.....       --
                              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         24,800
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      3,108,911
                              ----------
    Net gain (loss) on
     investments.........      3,133,711
                              ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $2,745,553
                              ==========

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                AMERICAN
                                                AMERICAN       FUNDS BLUE
                                                 FUNDS         CHIP INCOME
                           AIM V.I. SMALL   ASSET ALLOCATION   AND GROWTH
                           CAP EQUITY FUND        FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............     $    257        $ 5,490,715      $   975,520
                              --------        -----------      -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (63,875)        (3,812,973)      (2,330,424)
                              --------        -----------      -----------
    Net investment income
     (loss)..............      (63,618)         1,677,742       (1,354,904)
                              --------        -----------      -----------
CAPITAL GAINS INCOME.....      --                --                --
                              --------        -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (6,027)           133,187          104,645
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      428,121         15,550,122       13,063,963
                              --------        -----------      -----------
    Net gain (loss) on
     investments.........      422,094         15,683,309       13,168,608
                              --------        -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $358,476        $17,361,051      $11,813,704
                              ========        ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-60 ____________________________________

                             AMERICAN       AMERICAN                    AMERICAN FUNDS  AMERICAN FUNDS
                            FUNDS BOND    FUNDS GLOBAL  AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS
                               FUND       GROWTH FUND    GROWTH FUND         FUND            FUND       NEW WORLD FUND
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............   $ 6,992,951    $  252,920    $ 1,007,033     $ 5,290,217     $ 1,434,160      $  470,650
                            -----------    ----------    -----------     -----------     -----------      ----------
EXPENSE:
  Mortality and expense
   undertakings..........    (3,197,801)     (896,923)    (8,312,626)     (8,482,610)     (1,399,986)       (351,429)
                            -----------    ----------    -----------     -----------     -----------      ----------
    Net investment income
     (loss)..............     3,795,150      (644,003)    (7,305,593)     (3,192,393)         34,174         119,221
                            -----------    ----------    -----------     -----------     -----------      ----------
CAPITAL GAINS INCOME.....       --            --             --              --              --              --
                            -----------    ----------    -----------     -----------     -----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       242,875       140,098        591,363         722,263          23,245         (23,894)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     4,324,594     7,439,736     64,342,359      50,243,166      16,152,389       3,759,888
                            -----------    ----------    -----------     -----------     -----------      ----------
    Net gain (loss) on
     investments.........     4,567,469     7,579,834     64,933,722      50,965,429      16,175,634       3,735,994
                            -----------    ----------    -----------     -----------     -----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 8,362,619    $6,935,831    $57,628,129     $47,773,036     $16,209,808      $3,855,215
                            ===========    ==========    ===========     ===========     ===========      ==========

                           AMERICAN FUNDS
                            GLOBAL SMALL
                           CAPITALIZATION
                                FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............    $  --
                             ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (623,685)
                             ----------
    Net investment income
     (loss)..............      (623,685)
                             ----------
CAPITAL GAINS INCOME.....       --
                             ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       168,551
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     7,979,885
                             ----------
    Net gain (loss) on
     investments.........     8,148,436
                             ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $7,524,751
                             ==========

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           FRANKLIN RISING    FRANKLIN    FRANKLIN LARGE
                              DIVIDENDS        INCOME       CAP GROWTH
                             SECURITIES      SECURITIES     SECURITIES
                                FUND            FUND           FUND
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------  --------------
INVESTMENT INCOME:
  Dividends..............    $   385,634    $ 7,725,677     $   95,939
                             -----------    -----------     ----------
EXPENSE:
  Mortality and expense
   undertakings..........     (1,065,341)    (4,192,080)      (361,691)
                             -----------    -----------     ----------
    Net investment income
     (loss)..............       (679,707)     3,533,597       (265,752)
                             -----------    -----------     ----------
CAPITAL GAINS INCOME.....        759,294        --             --
                             -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          9,836         69,787         23,523
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      7,277,174     32,379,623      1,981,797
                             -----------    -----------     ----------
    Net gain (loss) on
     investments.........      7,287,010     32,449,410      2,005,320
                             -----------    -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 7,366,597    $35,983,007     $1,739,568
                             ===========    ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-62 ____________________________________

                                                            FRANKLIN                   TEMPLETON
                                                           STRATEGIC       MUTUAL     DEVELOPING    TEMPLETON    TEMPLETON
                                                             INCOME        SHARES       MARKETS      FOREIGN    GLOBAL ASSET
                           FRANKLIN REAL  FRANKLIN SMALL   SECURITIES    SECURITIES   SECURITIES   SECURITIES    ALLOCATION
                            ESTATE FUND      CAP FUND         FUND          FUND         FUND         FUND          FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  --------------  ------------  ------------  -----------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............   $  135,143     $   --         $ 2,584,141   $ 1,723,277   $  240,773   $   655,788    $ 97,262
                            ----------     -----------    -----------   -----------   ----------   -----------    --------
EXPENSE:
  Mortality and expense
   undertakings..........      (99,602)     (1,276,128)    (1,353,229)   (3,722,402)    (198,744)   (1,073,683)    (48,151)
                            ----------     -----------    -----------   -----------   ----------   -----------    --------
    Net investment income
     (loss)..............       35,541      (1,276,128)     1,230,912    (1,999,125)      42,029      (417,895)     49,111
                            ----------     -----------    -----------   -----------   ----------   -----------    --------
CAPITAL GAINS INCOME.....       10,203         --             104,225       --            --           --           --
                            ----------     -----------    -----------   -----------   ----------   -----------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      180,084         152,633         71,516       106,094       59,548        31,963      12,852
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,684,781       8,802,321      5,864,773    29,610,561    2,776,313    13,324,238     415,367
                            ----------     -----------    -----------   -----------   ----------   -----------    --------
    Net gain (loss) on
     investments.........    1,864,865       8,954,954      5,936,289    29,716,655    2,835,861    13,356,201     428,219
                            ----------     -----------    -----------   -----------   ----------   -----------    --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,910,609     $ 7,678,826    $ 7,271,426   $27,717,530   $2,877,890   $12,938,306    $477,330
                            ==========     ===========    ===========   ===========   ==========   ===========    ========

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            TEMPLETON      MUTUAL
                              GROWTH      DISCOVERY     HARTFORD
                            SECURITIES   SECURITIES   ADVISERS HLS
                               FUND         FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $ 1,152,710   $  182,648    $ 769,174
                           -----------   ----------    ---------
EXPENSE:
  Mortality and expense
   undertakings..........   (1,715,593)    (306,047)    (648,829)
                           -----------   ----------    ---------
    Net investment income
     (loss)..............     (562,883)    (123,399)     120,345
                           -----------   ----------    ---------
CAPITAL GAINS INCOME.....      --            --           --
                           -----------   ----------    ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      158,462        9,352      (65,917)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   18,630,482    3,549,550      802,132
                           -----------   ----------    ---------
    Net gain (loss) on
     investments.........   18,788,944    3,558,902      736,215
                           -----------   ----------    ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $18,226,061   $3,435,503    $ 856,560
                           ===========   ==========    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-64 ____________________________________

                                            HARTFORD      HARTFORD
                                            CAPITAL     DIVIDEND AND                  HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD BOND  APPRECIATION   GROWTH HLS   HARTFORD FOCUS   ADVISERS HLS    COMMUNICATIONS
                             HLS FUND       HLS FUND        FUND         HLS FUND          FUND           HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  ------------  --------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $ 3,348,594   $   150,548    $  602,420        $  9           $--              $--
                            -----------   -----------    ----------        ----           -------          ------
EXPENSE:
  Mortality and expense
   undertakings..........    (1,322,575)     (964,182)     (738,146)        (91)           (4,718)            (67)
                            -----------   -----------    ----------        ----           -------          ------
    Net investment income
     (loss)..............     2,026,019      (813,634)     (135,726)        (82)           (4,718)            (67)
                            -----------   -----------    ----------        ----           -------          ------
CAPITAL GAINS INCOME.....     1,914,017       --            --           --               --               --
                            -----------   -----------    ----------        ----           -------          ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        76,736        96,298        17,952      --                   (97)            669
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (2,055,701)   11,091,508     4,909,649         192            44,000             644
                            -----------   -----------    ----------        ----           -------          ------
    Net gain (loss) on
     investments.........    (1,978,965)   11,187,806     4,927,601         192            43,903           1,313
                            -----------   -----------    ----------        ----           -------          ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 1,961,071   $10,374,172    $4,791,875        $110           $39,185          $1,246
                            ===========   ===========    ==========        ====           =======          ======

                           HARTFORD GLOBAL
                              FINANCIAL
                            SERVICES HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............      $--
                               ------
EXPENSE:
  Mortality and expense
   undertakings..........        (871)
                               ------
    Net investment income
     (loss)..............        (871)
                               ------
CAPITAL GAINS INCOME.....      --
                               ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         258
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       7,096
                               ------
    Net gain (loss) on
     investments.........       7,354
                               ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $6,483
                               ======

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                            HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD GLOBAL    LEADERS HLS      TECHNOLOGY
                           HEALTH HLS FUND       FUND           HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $--              $  8,508         $--
                              --------         --------         --------
EXPENSE:
  Mortality and expense
   undertakings..........      (10,223)         (27,245)          (5,982)
                              --------         --------         --------
    Net investment income
     (loss)..............      (10,223)         (18,737)          (5,982)
                              --------         --------         --------
CAPITAL GAINS INCOME.....       26,263          --               --
                              --------         --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       11,884          (10,515)          (5,762)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       62,166          378,680           11,848
                              --------         --------         --------
    Net gain (loss) on
     investments.........       74,050          368,165            6,086
                              --------         --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 90,090         $349,428         $    104
                              ========         ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-66 ____________________________________

                                                                                                                 HARTFORD
                                                                                                               INTERNATIONAL
                                                  HARTFORD    HARTFORD GROWTH                                     CAPITAL
                           HARTFORD DISCIPLINED  GROWTH HLS    OPPORTUNITIES   HARTFORD HIGH   HARTFORD INDEX  APPRECIATION
                             EQUITY HLS FUND        FUND         HLS FUND      YIELD HLS FUND     HLS FUND       HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------------  -----------  ---------------  --------------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............        $  8,602          $--            $--             $20,118         $ 15,602        $--
                                 --------          ------         ------          -------         --------        ------
EXPENSE:
  Mortality and expense
   undertakings..........         (11,355)           (258)          (189)          (5,421)         (17,826)         (258)
                                 --------          ------         ------          -------         --------        ------
    Net investment income
     (loss)..............          (2,753)           (258)          (189)          14,697           (2,224)         (258)
                                 --------          ------         ------          -------         --------        ------
CAPITAL GAINS INCOME.....        --                   179         --               --                4,807           410
                                 --------          ------         ------          -------         --------        ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (13,314)             (1)            23            1,642          (27,604)            2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          77,311           2,592          2,542            7,921          143,603         3,392
                                 --------          ------         ------          -------         --------        ------
    Net gain (loss) on
     investments.........          63,997           2,591          2,565            9,563          115,999         3,394
                                 --------          ------         ------          -------         --------        ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $ 61,244          $2,512         $2,376          $24,260         $118,582        $3,546
                                 ========          ======         ======          =======         ========        ======

                             HARTFORD
                           INTERNATIONAL
                               SMALL
                            COMPANY HLS
                               FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............      $--
                               ------
EXPENSE:
  Mortality and expense
   undertakings..........        (288)
                               ------
    Net investment income
     (loss)..............        (288)
                               ------
CAPITAL GAINS INCOME.....         317
                               ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          11
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       3,124
                               ------
    Net gain (loss) on
     investments.........       3,135
                               ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $3,164
                               ======

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD
                           INTERNATIONAL   HARTFORD      HARTFORD
                           OPPORTUNITIES    MIDCAP     MIDCAP VALUE
                             HLS FUND      HLS FUND      HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............    $ 35,842      $  5,483      $    43
                             --------      --------      -------
EXPENSE:
  Mortality and expense
   undertakings..........     (97,206)      (61,926)      (6,778)
                             --------      --------      -------
    Net investment income
     (loss)..............     (61,364)      (56,443)      (6,735)
                             --------      --------      -------
CAPITAL GAINS INCOME.....      --            --            7,059
                             --------      --------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (31,506)       (2,470)         119
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     990,514       728,097       63,782
                             --------      --------      -------
    Net gain (loss) on
     investments.........     959,008       725,627       63,901
                             --------      --------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $897,644      $669,184      $64,225
                             ========      ========      =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-68 ____________________________________

                                            HARTFORD                                                      HARTFORD U.S.
                             HARTFORD       MORTGAGE     HARTFORD SMALL     HARTFORD                        GOVERNMENT
                           MONEY MARKET  SECURITIES HLS   COMPANY HLS    SMALLCAP GROWTH  HARTFORD STOCK  SECURITIES HLS
                             HLS FUND         FUND            FUND          HLS FUND         HLS FUND          FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  --------------  ---------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............  $   832,477      $25,915        $  --             $--            $ 248,187        $ 25,640
                           -----------      -------        ----------        -------        ---------        --------
EXPENSE:
  Mortality and expense
   undertakings..........   (1,521,565)      (7,158)         (144,106)          (582)        (379,476)         (9,651)
                           -----------      -------        ----------        -------        ---------        --------
    Net investment income
     (loss)..............     (689,088)      18,757          (144,106)          (582)        (131,289)         15,989
                           -----------      -------        ----------        -------        ---------        --------
CAPITAL GAINS INCOME.....      --             1,002           --             --               --              --
                           -----------      -------        ----------        -------        ---------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --               641           (17,561)        (1,137)         (55,306)          1,269
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --            (6,278)        1,010,071          7,835          850,173         (12,735)
                           -----------      -------        ----------        -------        ---------        --------
    Net gain (loss) on
     investments.........      --            (5,637)          992,510          6,698          794,867         (11,466)
                           -----------      -------        ----------        -------        ---------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $  (689,088)     $14,122        $  848,404        $ 6,116        $ 663,578        $  4,523
                           ===========      =======        ==========        =======        =========        ========


                           HARTFORD VALUE
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............     $   136
                              -------
EXPENSE:
  Mortality and expense
   undertakings..........      (1,145)
                              -------
    Net investment income
     (loss)..............      (1,009)
                              -------
CAPITAL GAINS INCOME.....      --
                              -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (21)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      10,269
                              -------
    Net gain (loss) on
     investments.........      10,248
                              -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 9,239
                              =======

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           HARTFORD VALUE  HUNTINGTON VA  HUNTINGTON VA
                           OPPORTUNITIES   INCOME EQUITY    DIVIDEND
                              HLS FUND         FUND       CAPTURE FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............      $   24        $ --           $    414
                               ------        --------       --------
EXPENSE:
  Mortality and expense
   undertakings..........        (133)        (15,003)       (16,057)
                               ------        --------       --------
    Net investment income
     (loss)..............        (109)        (15,003)       (15,643)
                               ------        --------       --------
CAPITAL GAINS INCOME.....      --               6,391         10,234
                               ------        --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          43             263            394
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       1,824         107,435        117,178
                               ------        --------       --------
    Net gain (loss) on
     investments.........       1,867         107,698        117,572
                               ------        --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $1,758        $ 99,086       $112,163
                               ======        ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                                          HUNTINGTON VA  HUNTINGTON VA    HUNTINGTON VA       HUNTINGTON VA      HUNTINGTON VA
                           HUNTINGTON VA    MID CORP      NEW ECONOMY        ROTATING           MACRO 100         SITUS SMALL
                            GROWTH FUND   AMERICA FUND       FUND          MARKETS FUND            FUND            CAP FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (E)     SUB-ACCOUNT (B)    SUB-ACCOUNT (B)
                           -------------  -------------  -------------  ------------------  ------------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $    29        $    89        $--              $  3,469            -$-                $--
                              -------        -------        -------          --------             ------            ------
EXPENSE:
  Mortality and expense
   undertakings..........      (8,768)        (9,876)        (6,608)          (13,345)              (333)              (77)
                              -------        -------        -------          --------             ------            ------
    Net investment income
     (loss)..............      (8,739)        (9,787)        (6,608)           (9,876)              (333)              (77)
                              -------        -------        -------          --------             ------            ------
CAPITAL GAINS INCOME.....      --             --              6,159            21,488            --                 --
                              -------        -------        -------          --------             ------            ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (102)           273             83               354                 34                14
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      30,271         98,284         77,494            61,925              5,670             1,477
                              -------        -------        -------          --------             ------            ------
    Net gain (loss) on
     investments.........      30,169         98,557         77,577            62,279              5,704             1,491
                              -------        -------        -------          --------             ------            ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $21,430        $88,770        $77,128          $ 73,891             $5,371            $1,414
                              =======        =======        =======          ========             ======            ======


                            MFS CAPITAL
                           OPPORTUNITIES
                              SERIES
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............   $   57,927
                            ----------
EXPENSE:
  Mortality and expense
   undertakings..........     (244,510)
                            ----------
    Net investment income
     (loss)..............     (186,583)
                            ----------
CAPITAL GAINS INCOME.....      --
                            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (788,827)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......    2,633,205
                            ----------
    Net gain (loss) on
     investments.........    1,844,378
                            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,657,795
                            ==========

(b)  From inception, August 9, 2004 to December 31, 2004.
(e) Formerly Huntington VA Rotating Index Fund Sub-Account. Change effective May 1, 2004.

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                           MFS HIGH
                           MFS EMERGING    MFS GLOBAL       INCOME
                           GROWTH SERIES  EQUITY SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............   $   --         $   15,952    $ 2,902,667
                            -----------    ----------    -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (239,172)      (96,645)    (1,039,858)
                            -----------    ----------    -----------
    Net investment income
     (loss)..............      (239,172)      (80,693)     1,862,809
                            -----------    ----------    -----------
CAPITAL GAINS INCOME.....       --            --             --
                            -----------    ----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (1,439,068)       15,389         39,788
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......     3,428,492     1,102,180      2,826,439
                            -----------    ----------    -----------
    Net gain (loss) on
     investments.........     1,989,424     1,117,569      2,866,227
                            -----------    ----------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 1,750,252    $1,036,876    $ 4,729,036
                            ===========    ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                               MFS
                            INVESTORS    MFS INVESTORS                   MFS NEW                                MERRILL LYNCH
                           GROWTH STOCK      TRUST       MFS MID CAP    DISCOVERY     MFS TOTAL     MFS VALUE   GLOBAL GROWTH
                              SERIES        SERIES      GROWTH SERIES    SERIES     RETURN SERIES    SERIES       V.I. FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -------------  -----------  -------------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $  --         $  245,772     $   --        $   --        $ 3,151,396   $   34,306      $ 3,799
                            ----------    ----------     -----------   ----------    -----------   ----------      -------
EXPENSE:
  Mortality and expense
   undertakings..........     (457,830)     (745,603)       (598,153)    (520,019)    (3,341,843)    (139,103)      (4,204)
                            ----------    ----------     -----------   ----------    -----------   ----------      -------
    Net investment income
     (loss)..............     (457,830)     (499,831)       (598,153)    (520,019)      (190,447)    (104,797)        (405)
                            ----------    ----------     -----------   ----------    -----------   ----------      -------
CAPITAL GAINS INCOME.....      --            --              --            --            --           101,779       --
                            ----------    ----------     -----------   ----------    -----------   ----------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (295,903)      (31,285)         69,413       18,225        276,035       15,802          224
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......    2,941,994     6,000,815       4,926,448    2,726,904     20,720,756    1,319,440       29,846
                            ----------    ----------     -----------   ----------    -----------   ----------      -------
    Net gain (loss) on
     investments.........    2,646,091     5,969,530       4,995,861    2,745,129     20,996,791    1,335,242       30,070
                            ----------    ----------     -----------   ----------    -----------   ----------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $2,188,261    $5,469,699     $ 4,397,708   $2,225,110    $20,806,344   $1,332,224      $29,665
                            ==========    ==========     ===========   ==========    ===========   ==========      =======

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           MERRILL LYNCH  NATIONS MARSICO
                             LARGE CAP     INTERNATIONAL   NATIONS HIGH
                            GROWTH V.I.    OPPORTUNITIES    YIELD BOND
                               FUND          PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ---------------  ------------
INVESTMENT INCOME:
  Dividends..............    $  2,923       $   87,841      $1,966,431
                             --------       ----------      ----------
EXPENSE:
  Mortality and expense
   undertakings..........     (20,982)        (406,649)       (495,214)
                             --------       ----------      ----------
    Net investment income
     (loss)..............     (18,059)        (318,808)      1,471,217
                             --------       ----------      ----------
CAPITAL GAINS INCOME.....      --               45,811       1,020,958
                             --------       ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       2,109           48,988          46,437
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      88,995        3,562,707         100,350
                             --------       ----------      ----------
    Net gain (loss) on
     investments.........      91,104        3,611,695         146,787
                             --------       ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 73,045       $3,338,698      $2,638,962
                             ========       ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                                                NATIONS                                            NATIONS
                               NATIONS          MARSICO           NATIONS           NATIONS      MARSICO 21ST  NATIONS MIDCAP
                            INTERNATIONAL   FOCUSED EQUITIES  ASSET ALLOCATION  MARSICO GROWTH     CENTURY         GROWTH
                           VALUE PORTFOLIO     PORTFOLIO         PORTFOLIO         PORTFOLIO      PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT (C)  SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ----------------  ----------------  ---------------  ------------  --------------
INVESTMENT INCOME:
  Dividends..............     $ 64,491         $ --              $ 144,049        $  --            $ --          $  --
                              --------         ----------        ---------        ----------       --------      ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (66,132)          (473,991)        (173,019)         (389,624)       (59,655)       (441,853)
                              --------         ----------        ---------        ----------       --------      ----------
    Net investment income
     (loss)..............       (1,641)          (473,991)         (28,970)         (389,624)       (59,655)       (441,853)
                              --------         ----------        ---------        ----------       --------      ----------
CAPITAL GAINS INCOME.....      332,551           --                --                --              --             --
                              --------         ----------        ---------        ----------       --------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      155,608             49,116           19,110           884,512         (3,230)         41,151
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      293,135          3,252,801          635,766         2,179,398        821,573       3,861,317
                              --------         ----------        ---------        ----------       --------      ----------
    Net gain (loss) on
     investments.........      448,743          3,301,917          654,876         3,063,910        818,343       3,902,468
                              --------         ----------        ---------        ----------       --------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $779,653         $2,827,926        $ 625,906        $2,674,286       $758,688      $3,460,615
                              ========         ==========        =========        ==========       ========      ==========


                           NATIONS SMALL
                              COMPANY
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............   $  --
                            ----------
EXPENSE:
  Mortality and expense
   undertakings..........     (311,987)
                            ----------
    Net investment income
     (loss)..............     (311,987)
                            ----------
CAPITAL GAINS INCOME.....      --
                            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       15,955
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......    1,906,100
                            ----------
    Net gain (loss) on
     investments.........    1,922,055
                            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,610,068
                            ==========

(c) Effective January 23, 2004, Nations Capital Growth Portfolio Sub-Account merged with Nations Marsico Growth Portfolio Sub-Account.

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                ONE GROUP-REGISTERED TRADEMARK-          ONE GROUP-REGISTERED TRADEMARK-
                           NATIONS VALUE               INVESTMENT TRUST                         INVESTMENT TRUST
                             PORTFOLIO                BALANCED PORTFOLIO                         BOND PORTFOLIO
                            SUB-ACCOUNT                 SUB-ACCOUNT (A)                          SUB-ACCOUNT (A)
                           -------------        -------------------------------          -------------------------------
INVESTMENT INCOME:
  Dividends..............   $  407,744                   $--                                      $--
                            ----------                   ------------                             ------------
EXPENSE:
  Mortality and expense
   undertakings..........     (521,145)                        (3,243)                                 (21,586)
                            ----------                   ------------                             ------------
    Net investment income
     (loss)..............     (113,401)                        (3,243)                                 (21,586)
                            ----------                   ------------                             ------------
CAPITAL GAINS INCOME.....      --                        --                                       --
                            ----------                   ------------                             ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       71,040                            (13)                                      70
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......    3,491,557                         34,089                                   53,241
                            ----------                   ------------                             ------------
    Net gain (loss) on
     investments.........    3,562,597                         34,076                                   53,311
                            ----------                   ------------                             ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $3,449,196                   $     30,833                             $     31,725
                            ==========                   ============                             ============

(a)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                                 ONE GROUP-REGISTERED TRADEMARK-          ONE GROUP-REGISTERED TRADEMARK-
                                        INVESTMENT TRUST                         INVESTMENT TRUST
                                       DIVERSIFIED EQUITY                         DIVERSIFIED MID
                                            PORTFOLIO                              CAP PORTFOLIO
                                         SUB-ACCOUNT (A)                          SUB-ACCOUNT (A)
                                 -------------------------------          -------------------------------
INVESTMENT INCOME:
  Dividends..............                 $--                                      $--
                                          ------------                             ------------
EXPENSE:
  Mortality and expense
   undertakings..........                       (5,137)                                    (429)
                                          ------------                             ------------
    Net investment income
     (loss)..............                       (5,137)                                    (429)
                                          ------------                             ------------
CAPITAL GAINS INCOME.....                 --                                       --
                                          ------------                             ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                         (140)                                       7
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......                       81,131                                   12,397
                                          ------------                             ------------
    Net gain (loss) on
     investments.........                       80,991                                   12,404
                                          ------------                             ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....                 $     75,854                             $     11,975
                                          ============                             ============

                           ONE GROUP-REGISTERED TRADEMARK-          ONE GROUP-REGISTERED TRADEMARK-
                                  INVESTMENT TRUST                         INVESTMENT TRUST
                                    EQUITY INDEX                            GOVERNMENT BOND
                                      PORTFOLIO                                PORTFOLIO
                                   SUB-ACCOUNT (A)                          SUB-ACCOUNT (A)
                           -------------------------------          -------------------------------
INVESTMENT INCOME:
  Dividends..............           $--                                      $--
                                    ------------                             ------------
EXPENSE:
  Mortality and expense
   undertakings..........                (17,785)                                  (9,513)
                                    ------------                             ------------
    Net investment income
     (loss)..............                (17,785)                                  (9,513)
                                    ------------                             ------------
CAPITAL GAINS INCOME.....           --                                       --
                                    ------------                             ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                   (271)                                      66
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......                316,944                                   24,398
                                    ------------                             ------------
    Net gain (loss) on
     investments.........                316,673                                   24,464
                                    ------------                             ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....           $    298,888                             $     14,951
                                    ============                             ============

                           ONE GROUP-REGISTERED TRADEMARK-          ONE GROUP-REGISTERED TRADEMARK-
                                  INVESTMENT TRUST                         INVESTMENT TRUST
                                      LARGE CAP                                 MID CAP
                                  GROWTH PORTFOLIO                         GROWTH PORTFOLIO
                                   SUB-ACCOUNT (A)                          SUB-ACCOUNT (A)
                           -------------------------------          -------------------------------
INVESTMENT INCOME:
  Dividends..............           $--                                      $--
                                    ------------                             ------------
EXPENSE:
  Mortality and expense
   undertakings..........                   (239)                                  (5,626)
                                    ------------                             ------------
    Net investment income
     (loss)..............                   (239)                                  (5,626)
                                    ------------                             ------------
CAPITAL GAINS INCOME.....           --                                       --
                                    ------------                             ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                     14                                     (107)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......                  5,262                                  144,996
                                    ------------                             ------------
    Net gain (loss) on
     investments.........                  5,276                                  144,889
                                    ------------                             ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....           $      5,037                             $    139,263
                                    ============                             ============

                           ONE GROUP-REGISTERED TRADEMARK-
                                  INVESTMENT TRUST
                                       MID CAP
                                   VALUE PORTFOLIO
                                   SUB-ACCOUNT (A)
                           -------------------------------
INVESTMENT INCOME:
  Dividends..............           $--
                                    ------------
EXPENSE:
  Mortality and expense
   undertakings..........                 (5,283)
                                    ------------
    Net investment income
     (loss)..............                 (5,283)
                                    ------------
CAPITAL GAINS INCOME.....           --
                                    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                    (72)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......                115,735
                                    ------------
    Net gain (loss) on
     investments.........                115,663
                                    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....           $    110,380
                                    ============

(a)  From inception, May 3, 2004 to December 31, 2004.

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           JENNISON 20/20    JENNISON      PRUDENTIAL
                           FOCUS PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------  ---------------
INVESTMENT INCOME:
  Dividends..............      $--           $    294        $ 2,179
                               -------       --------        -------
EXPENSE:
  Mortality and expense
   undertakings..........       (3,923)       (11,262)        (4,070)
                               -------       --------        -------
    Net investment income
     (loss)..............       (3,923)       (10,968)        (1,891)
                               -------       --------        -------
CAPITAL GAINS INCOME.....      --              --            --
                               -------       --------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       12,351        (14,158)         2,532
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       25,166         76,320         30,371
                               -------       --------        -------
    Net gain (loss) on
     investments.........       37,517         62,162         32,903
                               -------       --------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $33,594       $ 51,194        $31,012
                               =======       ========        =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                                                                          SALOMON
                                                         SALOMON         BROTHERS        SALOMON         SALOMON
                                 SP WILLIAM BLAIR        BROTHERS      VARIABLE HIGH     BROTHERS        BROTHERS
                                  INTERNATIONAL      VARIABLE ALL CAP   YIELD BOND       VARIABLE     VARIABLE TOTAL
                                 GROWTH PORTFOLIO       VALUE FUND         FUND       INVESTORS FUND   RETURN FUND
                                 SUB-ACCOUNT (D)       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                 ----------------    ----------------  -------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............           $ --                 $ 15,282         $18,506        $11,601         $ 7,653
                                    ----------           --------         -------        -------         -------
EXPENSE:
  Mortality and expense
   undertakings..........                  (83)           (36,122)         (3,515)        (9,911)         (5,505)
                                    ----------           --------         -------        -------         -------
    Net investment income
     (loss)..............                  (83)           (20,840)         14,991          1,690           2,148
                                    ----------           --------         -------        -------         -------
CAPITAL GAINS INCOME.....             --                  --               --             --               7,681
                                    ----------           --------         -------        -------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                    6                190             641          8,542           1,066
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......                  787            214,069          10,758         58,552          18,609
                                    ----------           --------         -------        -------         -------
    Net gain (loss) on
     investments.........                  793            214,259          11,399         67,094          19,675
                                    ----------           --------         -------        -------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....           $      710           $193,419         $26,390        $68,784         $29,504
                                    ==========           ========         =======        =======         =======


                              WELLS FARGO
                            ASSET ALLOCATION
                                  FUND
                            SUB-ACCOUNT (A)
                           ------------------
INVESTMENT INCOME:
  Dividends..............         $ 79
                                  ----
EXPENSE:
  Mortality and expense
   undertakings..........          (41)
                                  ----
    Net investment income
     (loss)..............           38
                                  ----
CAPITAL GAINS INCOME.....      --
                                  ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            2
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......          829
                                  ----
    Net gain (loss) on
     investments.........          831
                                  ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $869
                                  ====

(a)  From inception, May 3, 2004 to December 31, 2004.
(d) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3 ,2004.

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                             WELLS FARGO      WELLS FARGO
                            EQUITY INCOME    INTERNATIONAL
                                FUND          EQUITY FUND
                           SUB-ACCOUNT (A)  SUB-ACCOUNT (A)
                           ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............       $ 37            -$-
                                ----             -----
EXPENSE:
  Mortality and expense
   undertakings..........        (28)               (3)
                                ----             -----
    Net investment income
     (loss)..............          9                (3)
                                ----             -----
CAPITAL GAINS INCOME.....     --                --
                                ----             -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --                --
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        377                73
                                ----             -----
    Net gain (loss) on
     investments.........        377                73
                                ----             -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $386             $  70
                                ====             =====

(a)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-80 ____________________________________

                                                             STI CLASSIC VT
                             WELLS FARGO      WELLS FARGO       CAPITAL      STI CLASSIC VT  STI CLASSIC VT  STI CLASSIC VT
                            LARGE COMPANY      SMALL CAP      APPRECIATION     GROWTH AND    MID-CAP EQUITY   VALUE INCOME
                             GROWTH FUND      GROWTH FUND         FUND        INCOME FUND         FUND         STOCK FUND
                           SUB-ACCOUNT (A)  SUB-ACCOUNT (A)   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      -$-              -$-             $  8,391        $ 19,719        $ 10,485        $ 16,559
                                -----            -----          --------        --------        --------        --------
EXPENSE:
  Mortality and expense
   undertakings..........          (2)              (2)          (68,157)        (45,042)        (28,581)        (18,913)
                                -----            -----          --------        --------        --------        --------
    Net investment income
     (loss)..............          (2)              (2)          (59,766)        (25,323)        (18,096)         (2,354)
                                -----            -----          --------        --------        --------        --------
CAPITAL GAINS INCOME.....      --               --               --              --              --              --
                                -----            -----          --------        --------        --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --               --                17,282          41,153          16,995           1,990
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......          51               69           233,964         249,022         232,490         149,284
                                -----            -----          --------        --------        --------        --------
    Net gain (loss) on
     investments.........          51               69           251,246         290,175         249,485         151,274
                                -----            -----          --------        --------        --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $  49            $  67          $191,480        $264,852        $231,389        $148,920
                                =====            =====          ========        ========        ========        ========

(a)  From inception, May 3, 2004 to December 31, 2004.

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004


                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  (266,310)  $(1,314,571)    $  (308,291)
  Capital gains income...      --            --              --
  Net realized gain
   (loss) on security
   transactions..........      (92,456)       61,688         (44,681)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,641,272     8,716,428         886,211
                           -----------   -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,282,506     7,463,545         533,239
                           -----------   -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    4,209,719    20,721,336       5,380,620
  Net transfers..........      913,412    10,742,035          14,235
  Surrenders for benefit
   payments and fees.....     (839,478)   (3,921,939)     (1,035,380)
  Net annuity
   transactions..........      --            --              --
                           -----------   -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    4,283,653    27,541,432       4,359,475
                           -----------   -----------     -----------
  Net increase (decrease)
   in net assets.........    5,566,159    35,004,977       4,892,714
NET ASSETS:
  Beginning of year......   12,202,197    59,438,653      16,636,779
                           -----------   -----------     -----------
  End of year............  $17,768,356   $94,443,630     $21,529,493
                           ===========   ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-82 ____________________________________

                           AIM V.I. CAPITAL  AIM V.I. DENT     AIM V.I.                       AIM V.I.     AIM V.I. MID
                             APPRECIATION     DEMOGRAPHIC     GOVERNMENT     AIM V.I. HIGH  INTERNATIONAL    CAP CORE
                                 FUND         TRENDS FUND   SECURITIES FUND   YIELD FUND     GROWTH FUND   EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -------------  ---------------  -------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $  (256,169)     $ (133,116)    $  2,957,601     $   26,910      $  (33,586)  $(1,132,332)
  Capital gains income...       --               --              --              --              --          3,941,487
  Net realized gain
   (loss) on security
   transactions..........         20,240           7,220          (45,184)         2,070             994       106,173
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,037,279         627,368       (1,948,620)       118,294       1,132,824     5,910,745
                             -----------      ----------     ------------     ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        801,350         501,472          963,797        147,274       1,100,232     8,826,073
                             -----------      ----------     ------------     ----------      ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      3,213,901       1,694,873       54,282,894        186,774       1,895,425    20,732,943
  Net transfers..........        963,868       1,654,655       (6,341,302)       285,088       2,121,288    10,008,880
  Surrenders for benefit
   payments and fees.....       (550,206)       (262,329)      (6,920,295)       (92,927)       (168,462)   (2,983,345)
  Net annuity
   transactions..........       --               --                 3,754        --              --            (12,641)
                             -----------      ----------     ------------     ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,627,563       3,087,199       41,025,051        378,935       3,848,251    27,745,837
                             -----------      ----------     ------------     ----------      ----------   -----------
  Net increase (decrease)
   in net assets.........      4,428,913       3,588,671       41,988,848        526,209       4,948,483    36,571,910
NET ASSETS:
  Beginning of year......     12,787,693       5,724,474       85,209,489      1,380,499       2,566,527    56,041,267
                             -----------      ----------     ------------     ----------      ----------   -----------
  End of year............    $17,216,606      $9,313,145     $127,198,337     $1,906,708      $7,515,010   $92,613,177
                             ===========      ==========     ============     ==========      ==========   ===========


                           AIM V.I. PREMIER
                             EQUITY FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (388,158)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         24,800
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      3,108,911
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,745,553
                             -----------
UNIT TRANSACTIONS:
  Purchases..............     27,200,070
  Net transfers..........     10,433,378
  Surrenders for benefit
   payments and fees.....     (1,439,935)
  Net annuity
   transactions..........          5,417
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     36,198,930
                             -----------
  Net increase (decrease)
   in net assets.........     38,944,483
NET ASSETS:
  Beginning of year......     21,563,108
                             -----------
  End of year............    $60,507,591
                             ===========

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                AMERICAN
                                                AMERICAN       FUNDS BLUE
                                                 FUNDS         CHIP INCOME
                           AIM V.I. SMALL   ASSET ALLOCATION   AND GROWTH
                           CAP EQUITY FUND        FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $  (63,618)      $  1,677,742    $ (1,354,904)
  Capital gains income...       --                --               --
  Net realized gain
   (loss) on security
   transactions..........        (6,027)           133,187         104,645
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       428,121         15,550,122      13,063,963
                             ----------       ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       358,476         17,361,051      11,813,704
                             ----------       ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     4,019,458         87,442,208      40,766,508
  Net transfers..........     2,063,314         41,754,104      15,681,798
  Surrenders for benefit
   payments and fees.....      (258,857)       (12,244,502)     (5,595,001)
  Net annuity
   transactions..........         7,578             12,298          (9,666)
                             ----------       ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,831,493        116,964,108      50,843,639
                             ----------       ------------    ------------
  Net increase (decrease)
   in net assets.........     6,189,969        134,325,159      62,657,343
NET ASSETS:
  Beginning of year......       395,448        171,475,643     108,396,749
                             ----------       ------------    ------------
  End of year............    $6,585,417       $305,800,802    $171,054,092
                             ==========       ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-84 ____________________________________

                             AMERICAN       AMERICAN                    AMERICAN FUNDS  AMERICAN FUNDS
                            FUNDS BOND    FUNDS GLOBAL  AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS
                               FUND       GROWTH FUND    GROWTH FUND         FUND            FUND       NEW WORLD FUND
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $  3,795,150   $  (644,003)   $ (7,305,593)   $ (3,192,393)   $     34,174    $   119,221
  Capital gains income...       --            --             --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........       242,875       140,098         591,363         722,263          23,245        (23,894)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     4,324,594     7,439,736      64,342,359      50,243,166      16,152,389      3,759,888
                           ------------   -----------    ------------    ------------    ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     8,362,619     6,935,831      57,628,129      47,773,036      16,209,808      3,855,215
                           ------------   -----------    ------------    ------------    ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............    50,405,706    14,469,734     168,708,252     171,783,424      40,762,554      6,533,212
  Net transfers..........    25,349,435     6,937,422      51,659,241      63,812,862      16,885,341      5,668,700
  Surrenders for benefit
   payments and fees.....   (12,320,147)   (2,070,434)    (21,349,775)    (25,743,087)     (3,414,918)      (618,485)
  Net annuity
   transactions..........       (11,728)      --              (41,998)        201,121          75,161        --
                           ------------   -----------    ------------    ------------    ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    63,423,266    19,336,722     198,975,720     210,054,320      54,308,138     11,583,427
                           ------------   -----------    ------------    ------------    ------------    -----------
  Net increase (decrease)
   in net assets.........    71,785,885    26,272,553     256,603,849     257,827,356      70,517,946     15,438,642
NET ASSETS:
  Beginning of year......   161,576,356    44,701,574     390,342,376     404,278,160      56,457,119     15,025,582
                           ------------   -----------    ------------    ------------    ------------    -----------
  End of year............  $233,362,241   $70,974,127    $646,946,225    $662,105,516    $126,975,065    $30,464,224
                           ============   ===========    ============    ============    ============    ===========

                           AMERICAN FUNDS
                            GLOBAL SMALL
                           CAPITALIZATION
                                FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................   $  (623,685)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       168,551
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     7,979,885
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     7,524,751
                            -----------
UNIT TRANSACTIONS:
  Purchases..............    13,591,004
  Net transfers..........     7,309,437
  Surrenders for benefit
   payments and fees.....    (1,906,391)
  Net annuity
   transactions..........        (2,134)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    18,991,916
                            -----------
  Net increase (decrease)
   in net assets.........    26,516,667
NET ASSETS:
  Beginning of year......    27,226,605
                            -----------
  End of year............   $53,743,272
                            ===========

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           FRANKLIN RISING    FRANKLIN     FRANKLIN LARGE
                              DIVIDENDS        INCOME        CAP GROWTH
                             SECURITIES      SECURITIES      SECURITIES
                                FUND            FUND            FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (679,707)   $  3,533,597    $  (265,752)
  Capital gains income...        759,294         --             --
  Net realized gain
   (loss) on security
   transactions..........          9,836          69,787         23,523
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      7,277,174      32,379,623      1,981,797
                            ------------    ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      7,366,597      35,983,007      1,739,568
                            ------------    ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............     52,746,687     173,402,462     17,560,179
  Net transfers..........     29,598,392      66,195,261      6,312,550
  Surrenders for benefit
   payments and fees.....     (2,104,107)    (13,484,940)      (776,947)
  Net annuity
   transactions..........         97,422          23,921          2,442
                            ------------    ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     80,338,394     226,136,704     23,098,224
                            ------------    ------------    -----------
  Net increase (decrease)
   in net assets.........     87,704,991     262,119,711     24,837,792
NET ASSETS:
  Beginning of year......     22,862,033     140,347,683      9,832,515
                            ------------    ------------    -----------
  End of year............   $110,567,024    $402,467,394    $34,670,307
                            ============    ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-86 ____________________________________

                                                            FRANKLIN                     TEMPLETON
                                                            STRATEGIC       MUTUAL       DEVELOPING     TEMPLETON     TEMPLETON
                                                             INCOME         SHARES        MARKETS        FOREIGN     GLOBAL ASSET
                           FRANKLIN REAL  FRANKLIN SMALL   SECURITIES     SECURITIES     SECURITIES    SECURITIES     ALLOCATION
                            ESTATE FUND      CAP FUND         FUND           FUND           FUND          FUND           FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  --------------  -------------  -------------  ------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   35,541     $(1,276,128)   $  1,230,912   $ (1,999,125)  $    42,029   $   (417,895)   $   49,111
  Capital gains income...       10,203         --              104,225        --            --             --            --
  Net realized gain
   (loss) on security
   transactions..........      180,084         152,633          71,516        106,094        59,548         31,963        12,852
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,684,781       8,802,321       5,864,773     29,610,561     2,776,313     13,324,238       415,367
                            ----------     -----------    ------------   ------------   -----------   ------------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,910,609       7,678,826       7,271,426     27,717,530     2,877,890     12,938,306       477,330
                            ----------     -----------    ------------   ------------   -----------   ------------    ----------
UNIT TRANSACTIONS:
  Purchases..............       26,959      16,710,945      29,593,928    101,213,068     3,955,391     47,953,691         6,024
  Net transfers..........     (309,792)      8,416,331      14,434,519     47,732,494     4,743,383     19,223,570       179,087
  Surrenders for benefit
   payments and fees.....     (380,547)     (3,006,411)     (3,806,149)    (9,712,081)     (368,167)    (2,301,887)     (164,812)
  Net annuity
   transactions..........      --                 (228)        --               1,950       --               7,597       --
                            ----------     -----------    ------------   ------------   -----------   ------------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (663,380)     22,120,637      40,222,298    139,235,431     8,330,607     64,882,971        20,299
                            ----------     -----------    ------------   ------------   -----------   ------------    ----------
  Net increase (decrease)
   in net assets.........    1,247,229      29,799,463      47,493,724    166,952,961    11,208,497     77,821,277       497,629
NET ASSETS:
  Beginning of year......    6,836,566      63,327,211      59,189,010    155,418,938     6,687,228     31,508,902     3,354,832
                            ----------     -----------    ------------   ------------   -----------   ------------    ----------
  End of year............   $8,083,795     $93,126,674    $106,682,734   $322,371,899   $17,895,725   $109,330,179    $3,852,461
                            ==========     ===========    ============   ============   ===========   ============    ==========

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            TEMPLETON      MUTUAL
                              GROWTH      DISCOVERY     HARTFORD
                            SECURITIES   SECURITIES   ADVISERS HLS
                               FUND         FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $   (562,883) $  (123,399) $   120,345
  Capital gains income...       --           --           --
  Net realized gain
   (loss) on security
   transactions..........       158,462        9,352      (65,917)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    18,630,482    3,549,550      802,132
                           ------------  -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    18,226,061    3,435,503      856,560
                           ------------  -----------  -----------
UNIT TRANSACTIONS:
  Purchases..............    79,393,080   14,296,132    8,123,231
  Net transfers..........    34,508,429    7,659,878    3,814,533
  Surrenders for benefit
   payments and fees.....    (5,428,266)    (894,459)  (4,333,866)
  Net annuity
   transactions..........         8,197          647      (20,125)
                           ------------  -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   108,481,440   21,062,198    7,583,773
                           ------------  -----------  -----------
  Net increase (decrease)
   in net assets.........   126,707,501   24,497,701    8,440,333
NET ASSETS:
  Beginning of year......    54,077,051    6,851,163   36,333,464
                           ------------  -----------  -----------
  End of year............  $180,784,552  $31,348,864  $44,773,797
                           ============  ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-88 ____________________________________

                                            HARTFORD      HARTFORD
                                            CAPITAL     DIVIDEND AND                  HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD BOND  APPRECIATION   GROWTH HLS   HARTFORD FOCUS   ADVISERS HLS    COMMUNICATIONS
                             HLS FUND       HLS FUND        FUND         HLS FUND          FUND           HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  ------------  --------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $ 2,026,019   $  (813,634)  $  (135,726)      $  (82)        $ (4,718)         $   (67)
  Capital gains income...     1,914,017       --            --            --              --               --
  Net realized gain
   (loss) on security
   transactions..........        76,736        96,298        17,952       --                  (97)             669
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (2,055,701)   11,091,508     4,909,649          192           44,000              644
                            -----------   -----------   -----------       ------         --------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,961,071    10,374,172     4,791,875          110           39,185            1,246
                            -----------   -----------   -----------       ------         --------          -------
UNIT TRANSACTIONS:
  Purchases..............    22,387,745    16,371,469    12,896,061       --              --               --
  Net transfers..........     7,354,251     7,842,562     6,805,783        5,599           30,710            5,038
  Surrenders for benefit
   payments and fees.....    (4,888,246)   (4,360,233)   (2,417,265)          (1)         (20,167)          (4,042)
  Net annuity
   transactions..........       --               (585)      --            --              --               --
                            -----------   -----------   -----------       ------         --------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    24,853,750    19,853,213    17,284,579        5,598           10,543              996
                            -----------   -----------   -----------       ------         --------          -------
  Net increase (decrease)
   in net assets.........    26,814,821    30,227,385    22,076,454        5,708           49,728            2,242
NET ASSETS:
  Beginning of year......    60,979,037    47,111,053    33,060,722        1,435          354,263            1,584
                            -----------   -----------   -----------       ------         --------          -------
  End of year............   $87,793,858   $77,338,438   $55,137,176       $7,143         $403,991          $ 3,826
                            ===========   ===========   ===========       ======         ========          =======

                           HARTFORD GLOBAL
                              FINANCIAL
                            SERVICES HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................      $  (871)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........          258
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        7,096
                               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        6,483
                               -------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........        4,463
  Surrenders for benefit
   payments and fees.....       (3,409)
  Net annuity
   transactions..........      --
                               -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,054
                               -------
  Net increase (decrease)
   in net assets.........        7,537
NET ASSETS:
  Beginning of year......       58,690
                               -------
  End of year............      $66,227
                               =======

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                            HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD GLOBAL    LEADERS HLS      TECHNOLOGY
                           HEALTH HLS FUND       FUND           HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $(10,223)       $  (18,737)       $ (5,982)
  Capital gains income...       26,263           --              --
  Net realized gain
   (loss) on security
   transactions..........       11,884           (10,515)         (5,762)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       62,166           378,680          11,848
                              --------        ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       90,090           349,428             104
                              --------        ----------        --------
UNIT TRANSACTIONS:
  Purchases..............        9,000            10,976         --
  Net transfers..........       31,607            78,969          (8,337)
  Surrenders for benefit
   payments and fees.....      (74,263)          (87,111)        (27,946)
  Net annuity
   transactions..........      --                --              --
                              --------        ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (33,656)            2,834         (36,283)
                              --------        ----------        --------
  Net increase (decrease)
   in net assets.........       56,434           352,262         (36,179)
NET ASSETS:
  Beginning of year......      808,725         2,025,872         524,156
                              --------        ----------        --------
  End of year............     $865,159        $2,378,134        $487,977
                              ========        ==========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-90 ____________________________________

                                                                                                                 HARTFORD
                                                                                                               INTERNATIONAL
                                                  HARTFORD    HARTFORD GROWTH                                     CAPITAL
                           HARTFORD DISCIPLINED  GROWTH HLS    OPPORTUNITIES   HARTFORD HIGH   HARTFORD INDEX  APPRECIATION
                             EQUITY HLS FUND        FUND         HLS FUND      YIELD HLS FUND     HLS FUND       HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------------  -----------  ---------------  --------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................        $ (2,753)         $  (258)       $  (189)        $ 14,697       $   (2,224)      $  (258)
  Capital gains income...        --                    179        --               --                 4,807           410
  Net realized gain
   (loss) on security
   transactions..........         (13,314)              (1)            23            1,642          (27,604)            2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          77,311            2,592          2,542            7,921          143,603         3,392
                                 --------          -------        -------         --------       ----------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          61,244            2,512          2,376           24,260          118,582         3,546
                                 --------          -------        -------         --------       ----------       -------
UNIT TRANSACTIONS:
  Purchases..............           6,398           --            --                 1,620            1,200        14,500
  Net transfers..........          43,754           12,878          1,632           17,634           20,478         3,251
  Surrenders for benefit
   payments and fees.....         (52,637)             (39)           (33)         (21,825)         (50,006)          (61)
  Net annuity
   transactions..........        --                 --            --               --               --             --
                                 --------          -------        -------         --------       ----------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (2,485)          12,839          1,599           (2,571)         (28,328)       17,690
                                 --------          -------        -------         --------       ----------       -------
  Net increase (decrease)
   in net assets.........          58,759           15,351          3,975           21,689           90,254        21,236
NET ASSETS:
  Beginning of year......         895,415           10,029         14,016          423,776        1,397,287         3,918
                                 --------          -------        -------         --------       ----------       -------
  End of year............        $954,174          $25,380        $17,991         $445,465       $1,487,541       $25,154
                                 ========          =======        =======         ========       ==========       =======

                             HARTFORD
                           INTERNATIONAL
                               SMALL
                            COMPANY HLS
                               FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (288)
  Capital gains income...         317
  Net realized gain
   (loss) on security
   transactions..........          11
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       3,124
                              -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       3,164
                              -------
UNIT TRANSACTIONS:
  Purchases..............           5
  Net transfers..........       2,950
  Surrenders for benefit
   payments and fees.....          (3)
  Net annuity
   transactions..........      --
                              -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,952
                              -------
  Net increase (decrease)
   in net assets.........       6,116
NET ASSETS:
  Beginning of year......      18,446
                              -------
  End of year............     $24,562
                              =======

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD
                           INTERNATIONAL   HARTFORD      HARTFORD
                           OPPORTUNITIES    MIDCAP     MIDCAP VALUE
                             HLS FUND      HLS FUND      HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $  (61,364)   $  (56,443)    $ (6,735)
  Capital gains income...      --             --            7,059
  Net realized gain
   (loss) on security
   transactions..........      (31,506)       (2,470)         119
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      990,514       728,097       63,782
                            ----------    ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      897,644       669,184       64,225
                            ----------    ----------     --------
UNIT TRANSACTIONS:
  Purchases..............    1,021,880         5,280       10,450
  Net transfers..........      701,334       (66,346)      12,346
  Surrenders for benefit
   payments and fees.....     (376,349)     (368,109)        (946)
  Net annuity
   transactions..........         (416)       --           --
                            ----------    ----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,346,449      (429,175)      21,850
                            ----------    ----------     --------
  Net increase (decrease)
   in net assets.........    2,244,093       240,009       86,075
NET ASSETS:
  Beginning of year......    4,844,090     5,002,418      425,539
                            ----------    ----------     --------
  End of year............   $7,088,183    $5,242,427     $511,614
                            ==========    ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-92 ____________________________________

                                             HARTFORD                                                      HARTFORD U.S.
                             HARTFORD        MORTGAGE     HARTFORD SMALL     HARTFORD                        GOVERNMENT
                           MONEY MARKET   SECURITIES HLS   COMPANY HLS    SMALLCAP GROWTH  HARTFORD STOCK  SECURITIES HLS
                             HLS FUND          FUND            FUND          HLS FUND         HLS FUND          FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  --------------  --------------  ---------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   (689,088)     $ 18,757       $ (144,106)       $  (582)      $  (131,289)      $ 15,989
  Capital gains income...       --              1,002          --             --                --             --
  Net realized gain
   (loss) on security
   transactions..........       --                641          (17,561)        (1,137)          (55,306)         1,269
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --             (6,278)       1,010,071          7,835           850,173        (12,735)
                           ------------      --------       ----------        -------       -----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (689,088)       14,122          848,404          6,116           663,578          4,523
                           ------------      --------       ----------        -------       -----------       --------
UNIT TRANSACTIONS:
  Purchases..............    47,111,720         3,450        2,048,902          1,816         6,688,155          1,098
  Net transfers..........   (13,808,363)       (3,168)         148,820         15,940         2,273,303         13,779
  Surrenders for benefit
   payments and fees.....   (18,446,960)      (34,028)        (445,858)           (79)       (1,677,155)       (40,065)
  Net annuity
   transactions..........       106,143       --               --             --                --             --
                           ------------      --------       ----------        -------       -----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    14,962,540       (33,746)       1,751,864         17,677         7,284,303        (25,188)
                           ------------      --------       ----------        -------       -----------       --------
  Net increase (decrease)
   in net assets.........    14,273,452       (19,624)       2,600,268         23,793         7,947,881        (20,665)
NET ASSETS:
  Beginning of year......    77,821,606       572,113        6,959,904         41,423        19,330,701        788,768
                           ------------      --------       ----------        -------       -----------       --------
  End of year............  $ 92,095,058      $552,489       $9,560,172        $65,216       $27,278,582       $768,103
                           ============      ========       ==========        =======       ===========       ========


                           HARTFORD VALUE
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................     $ (1,009)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........          (21)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       10,269
                              --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        9,239
                              --------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........       60,493
  Surrenders for benefit
   payments and fees.....       (1,948)
  Net annuity
   transactions..........      --
                              --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       58,545
                              --------
  Net increase (decrease)
   in net assets.........       67,784
NET ASSETS:
  Beginning of year......       49,203
                              --------
  End of year............     $116,987
                              ========

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           HARTFORD VALUE  HUNTINGTON VA  HUNTINGTON VA
                           OPPORTUNITIES   INCOME EQUITY    DIVIDEND
                              HLS FUND         FUND       CAPTURE FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (109)      $  (15,003)    $  (15,643)
  Capital gains income...      --                6,391         10,234
  Net realized gain
   (loss) on security
   transactions..........          43              263            394
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,824          107,435        117,178
                              -------       ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,758           99,086        112,163
                              -------       ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      --              278,164        417,739
  Net transfers..........      --              330,062        379,195
  Surrenders for benefit
   payments and fees.....         (24)         (24,497)       (44,018)
  Net annuity
   transactions..........      --              --             --
                              -------       ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (24)         583,729        752,916
                              -------       ----------     ----------
  Net increase (decrease)
   in net assets.........       1,734          682,815        865,079
NET ASSETS:
  Beginning of year......      10,292          417,045        491,556
                              -------       ----------     ----------
  End of year............     $12,026       $1,099,860     $1,356,635
                              =======       ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-94 ____________________________________

                                          HUNTINGTON VA  HUNTINGTON VA    HUNTINGTON VA       HUNTINGTON VA       HUNTINGTON VA
                           HUNTINGTON VA    MID CORP      NEW ECONOMY        ROTATING           MACRO 100          SITUS SMALL
                            GROWTH FUND   AMERICA FUND       FUND          MARKETS FUND            FUND              CAP FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (E)     SUB-ACCOUNT (B)     SUB-ACCOUNT (B)
                           -------------  -------------  -------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $ (8,739)      $ (9,787)      $ (6,608)         $ (9,876)           $  (333)            $   (77)
  Capital gains income...      --             --              6,159            21,488            --                  --
  Net realized gain
   (loss) on security
   transactions..........        (102)           273             83               354                 34                  14
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      30,271         98,284         77,494            61,925              5,670               1,477
                             --------       --------       --------          --------            -------             -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      21,430         88,770         77,128            73,891              5,371               1,414
                             --------       --------       --------          --------            -------             -------
UNIT TRANSACTIONS:
  Purchases..............      79,418        162,633        174,032           455,318             35,200              12,368
  Net transfers..........     285,891        230,317        212,606           148,904             51,063               4,680
  Surrenders for benefit
   payments and fees.....     (26,026)       (27,189)       (18,209)          (22,784)            (3,419)               (691)
  Net annuity
   transactions..........      --             --             --              --                  --                  --
                             --------       --------       --------          --------            -------             -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     339,283        365,761        368,429           581,438             82,844              16,357
                             --------       --------       --------          --------            -------             -------
  Net increase (decrease)
   in net assets.........     360,713        454,531        445,557           655,329             88,215              17,771
NET ASSETS:
  Beginning of year......     292,499        321,430        185,007           266,865            --                  --
                             --------       --------       --------          --------            -------             -------
  End of year............    $653,212       $775,961       $630,564          $922,194            $88,215             $17,771
                             ========       ========       ========          ========            =======             =======


                            MFS CAPITAL
                           OPPORTUNITIES
                              SERIES
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (186,583)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........      (788,827)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,633,205
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,657,795
                            -----------
UNIT TRANSACTIONS:
  Purchases..............     1,326,476
  Net transfers..........      (716,004)
  Surrenders for benefit
   payments and fees.....      (655,902)
  Net annuity
   transactions..........      (158,738)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (204,168)
                            -----------
  Net increase (decrease)
   in net assets.........     1,453,627
NET ASSETS:
  Beginning of year......    15,659,718
                            -----------
  End of year............   $17,113,345
                            ===========

(b)  From inception, August 9, 2004 to December 31, 2004.
(e) Formerly Huntington VA Rotating Index Fund Sub-Account. Change effective May 1, 2004.

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                           MFS HIGH
                           MFS EMERGING    MFS GLOBAL       INCOME
                           GROWTH SERIES  EQUITY SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $  (239,172)   $  (80,693)   $ 1,862,809
  Capital gains income...       --            --             --
  Net realized gain
   (loss) on security
   transactions..........    (1,439,068)       15,389         39,788
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,428,492     1,102,180      2,826,439
                            -----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,750,252     1,036,876      4,729,036
                            -----------    ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     2,192,073     1,262,272     12,866,751
  Net transfers..........      (741,094)    2,762,895      5,460,554
  Surrenders for benefit
   payments and fees.....      (745,931)     (330,750)    (3,170,333)
  Net annuity
   transactions..........        (3,641)      --             --
                            -----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       701,407     3,694,417     15,156,972
                            -----------    ----------    -----------
  Net increase (decrease)
   in net assets.........     2,451,659     4,731,293     19,886,008
NET ASSETS:
  Beginning of year......    14,885,484     3,822,469     52,912,989
                            -----------    ----------    -----------
  End of year............   $17,337,143    $8,553,762    $72,798,997
                            ===========    ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-96 ____________________________________

                               MFS
                            INVESTORS    MFS INVESTORS                   MFS NEW                                MERRILL LYNCH
                           GROWTH STOCK      TRUST       MFS MID CAP    DISCOVERY     MFS TOTAL     MFS VALUE   GLOBAL GROWTH
                              SERIES        SERIES      GROWTH SERIES    SERIES     RETURN SERIES    SERIES       V.I. FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -------------  -----------  -------------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  (457,830)   $  (499,831)   $  (598,153)  $  (520,019) $   (190,447)  $  (104,797)   $   (405)
  Capital gains income...      --             --             --            --            --            101,779      --
  Net realized gain
   (loss) on security
   transactions..........     (295,903)       (31,285)        69,413        18,225       276,035        15,802         224
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    2,941,994      6,000,815      4,926,448     2,726,904    20,720,756     1,319,440      29,846
                           -----------    -----------    -----------   -----------  ------------   -----------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,188,261      5,469,699      4,397,708     2,225,110    20,806,344     1,332,224      29,665
                           -----------    -----------    -----------   -----------  ------------   -----------    --------
UNIT TRANSACTIONS:
  Purchases..............    3,415,336     24,345,991      8,180,600    15,822,222    66,890,182     4,497,075      --
  Net transfers..........          647      9,394,427      3,523,917     3,350,632    30,888,669     4,577,407       2,074
  Surrenders for benefit
   payments and fees.....   (1,220,973)    (1,750,508)    (1,986,403)   (1,478,466)   (9,723,005)     (683,017)       (420)
  Net annuity
   transactions..........        9,991          3,931        --             11,194        (1,172)      --           --
                           -----------    -----------    -----------   -----------  ------------   -----------    --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    2,205,001     31,993,841      9,718,114    17,705,582    88,054,674     8,391,465       1,654
                           -----------    -----------    -----------   -----------  ------------   -----------    --------
  Net increase (decrease)
   in net assets.........    4,393,262     37,463,540     14,115,822    19,930,692   108,861,018     9,723,689      31,319
NET ASSETS:
  Beginning of year......   27,904,131     29,919,723     29,093,823    23,041,535   153,721,855     3,910,575     224,898
                           -----------    -----------    -----------   -----------  ------------   -----------    --------
  End of year............  $32,297,393    $67,383,263    $43,209,645   $42,972,227  $262,582,873   $13,634,264    $256,217
                           ===========    ===========    ===========   ===========  ============   ===========    ========

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           MERRILL LYNCH  NATIONS MARSICO
                             LARGE CAP     INTERNATIONAL   NATIONS HIGH
                            GROWTH V.I.    OPPORTUNITIES    YIELD BOND
                               FUND          PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $  (18,059)     $  (318,808)   $ 1,471,217
  Capital gains income...      --                45,811      1,020,958
  Net realized gain
   (loss) on security
   transactions..........        2,109           48,988         46,437
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       88,995        3,562,707        100,350
                            ----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       73,045        3,338,698      2,638,962
                            ----------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      109,261        9,324,713      6,415,030
  Net transfers..........       28,159        3,386,714      3,191,508
  Surrenders for benefit
   payments and fees.....      (21,940)        (928,585)    (1,516,072)
  Net annuity
   transactions..........       (6,098)        --              --
                            ----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      109,382       11,782,842      8,090,466
                            ----------      -----------    -----------
  Net increase (decrease)
   in net assets.........      182,427       15,121,540     10,729,428
NET ASSETS:
  Beginning of year......    1,114,422       15,138,709     22,142,101
                            ----------      -----------    -----------
  End of year............   $1,296,849      $30,260,249    $32,871,529
                            ==========      ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-98 ____________________________________

                                                NATIONS                                             NATIONS
                               NATIONS          MARSICO           NATIONS           NATIONS       MARSICO 21ST  NATIONS MIDCAP
                            INTERNATIONAL   FOCUSED EQUITIES  ASSET ALLOCATION   MARSICO GROWTH     CENTURY         GROWTH
                           VALUE PORTFOLIO     PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT (C)   SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ----------------  ----------------  ----------------  ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (1,641)      $  (473,991)      $   (28,970)       $  (389,624)    $  (59,655)   $  (441,853)
  Capital gains income...       332,551          --                --                 --              --             --
  Net realized gain
   (loss) on security
   transactions..........       155,608            49,116            19,110            884,512         (3,230)        41,151
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       293,135         3,252,801           635,766          2,179,398        821,573      3,861,317
                             ----------       -----------       -----------        -----------     ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       779,653         2,827,926           625,906          2,674,286        758,688      3,460,615
                             ----------       -----------       -----------        -----------     ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............       --              6,130,182           650,207          5,316,506        935,153      8,137,695
  Net transfers..........      (145,762)        1,191,434         1,768,363          2,532,636      1,124,740      3,325,931
  Surrenders for benefit
   payments and fees.....      (340,637)       (1,304,659)         (955,034)        (1,187,547)      (143,501)    (1,214,719)
  Net annuity
   transactions..........       --               --                --                 --              --             --
                             ----------       -----------       -----------        -----------     ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (486,399)        6,016,957         1,463,536          6,661,595      1,916,392     10,248,907
                             ----------       -----------       -----------        -----------     ----------    -----------
  Net increase (decrease)
   in net assets.........       293,254         8,844,883         2,089,442          9,335,881      2,675,080     13,709,522
NET ASSETS:
  Beginning of year......     4,149,603        22,751,645         8,617,894         17,847,015      2,593,026     18,338,858
                             ----------       -----------       -----------        -----------     ----------    -----------
  End of year............    $4,442,857       $31,596,528       $10,707,336        $27,182,896     $5,268,106    $32,048,380
                             ==========       ===========       ===========        ===========     ==========    ===========


                           NATIONS SMALL
                              COMPANY
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (311,987)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        15,955
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,906,100
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,610,068
                            -----------
UNIT TRANSACTIONS:
  Purchases..............     4,696,003
  Net transfers..........     1,783,620
  Surrenders for benefit
   payments and fees.....      (825,775)
  Net annuity
   transactions..........       --
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,653,848
                            -----------
  Net increase (decrease)
   in net assets.........     7,263,916
NET ASSETS:
  Beginning of year......    14,214,043
                            -----------
  End of year............   $21,477,959
                            ===========

(c) Effective January 23, 2004, Nations Capital Growth Portfolio Sub-Account merged with Nations Marsico Growth Portfolio Sub-Account.

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                          ONE GROUP-REGISTERED TRADEMARK-  ONE GROUP-REGISTERED TRADEMARK-
                           NATIONS VALUE         INVESTMENT TRUST                 INVESTMENT TRUST
                             PORTFOLIO          BALANCED PORTFOLIO                 BOND PORTFOLIO
                            SUB-ACCOUNT           SUB-ACCOUNT (A)                  SUB-ACCOUNT (A)
                           -------------  -------------------------------  -------------------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (113,401)             $ (3,243)                       $  (21,586)
  Capital gains income...       --                --                                --
  Net realized gain
   (loss) on security
   transactions..........        71,040                   (13)                               70
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,491,557                34,089                            53,241
                            -----------              --------                        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,449,196                30,833                            31,725
                            -----------              --------                        ----------
UNIT TRANSACTIONS:
  Purchases..............     8,915,362               534,871                         4,602,720
  Net transfers..........     3,170,612               378,689                         1,403,868
  Surrenders for benefit
   payments and fees.....    (1,545,997)               (5,477)                          (62,142)
  Net annuity
   transactions..........       --                --                                --
                            -----------              --------                        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    10,539,977               908,083                         5,944,446
                            -----------              --------                        ----------
  Net increase (decrease)
   in net assets.........    13,989,173               938,916                         5,976,171
NET ASSETS:
  Beginning of year......    21,978,433           --                                --
                            -----------              --------                        ----------
  End of year............   $35,967,606              $938,916                        $5,976,171
                            ===========              ========                        ==========

(a)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-100 ____________________________________

                           ONE GROUP-REGISTERED TRADEMARK-  ONE GROUP-REGISTERED TRADEMARK-  ONE GROUP-REGISTERED TRADEMARK-
                                  INVESTMENT TRUST                 INVESTMENT TRUST                 INVESTMENT TRUST
                                 DIVERSIFIED EQUITY                 DIVERSIFIED MID                   EQUITY INDEX
                                      PORTFOLIO                      CAP PORTFOLIO                      PORTFOLIO
                                   SUB-ACCOUNT (A)                  SUB-ACCOUNT (A)                  SUB-ACCOUNT (A)
                           -------------------------------  -------------------------------  -------------------------------
OPERATIONS:
  Net investment income
   (loss)................            $   (5,137)                       $   (429)                       $  (17,785)
  Capital gains income...           --                              --                                --
  Net realized gain
   (loss) on security
   transactions..........                  (140)                              7                              (271)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                81,131                          12,397                           316,944
                                     ----------                        --------                        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                75,854                          11,975                           298,888
                                     ----------                        --------                        ----------
UNIT TRANSACTIONS:
  Purchases..............             1,128,982                         121,507                         3,847,992
  Net transfers..........               343,274                          48,720                         1,171,883
  Surrenders for benefit
   payments and fees.....               (12,184)                           (451)                          (43,443)
  Net annuity
   transactions..........           --                              --                                --
                                     ----------                        --------                        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........             1,460,072                         169,776                         4,976,432
                                     ----------                        --------                        ----------
  Net increase (decrease)
   in net assets.........             1,535,926                         181,751                         5,275,320
NET ASSETS:
  Beginning of year......           --                              --                                --
                                     ----------                        --------                        ----------
  End of year............            $1,535,926                        $181,751                        $5,275,320
                                     ==========                        ========                        ==========

                           ONE GROUP-REGISTERED TRADEMARK-  ONE GROUP-REGISTERED TRADEMARK-  ONE GROUP-REGISTERED TRADEMARK-
                                  INVESTMENT TRUST                 INVESTMENT TRUST                 INVESTMENT TRUST
                                   GOVERNMENT BOND                     LARGE CAP                         MID CAP
                                      PORTFOLIO                    GROWTH PORTFOLIO                 GROWTH PORTFOLIO
                                   SUB-ACCOUNT (A)                  SUB-ACCOUNT (A)                  SUB-ACCOUNT (A)
                           -------------------------------  -------------------------------  -------------------------------
OPERATIONS:
  Net investment income
   (loss)................             $   (9,513)                       $  (239)                       $   (5,626)
  Capital gains income...           --                              --                                --
  Net realized gain
   (loss) on security
   transactions..........                     66                             14                              (107)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                 24,398                          5,262                           144,996
                                      ----------                        -------                        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 14,951                          5,037                           139,263
                                      ----------                        -------                        ----------
UNIT TRANSACTIONS:
  Purchases..............              2,065,752                         89,644                         1,289,135
  Net transfers..........                684,562                    --                                    399,166
  Surrenders for benefit
   payments and fees.....                (27,506)                          (209)                          (10,435)
  Net annuity
   transactions..........           --                              --                                --
                                      ----------                        -------                        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........              2,722,808                         89,435                         1,677,866
                                      ----------                        -------                        ----------
  Net increase (decrease)
   in net assets.........              2,737,759                         94,472                         1,817,129
NET ASSETS:
  Beginning of year......           --                              --                                --
                                      ----------                        -------                        ----------
  End of year............             $2,737,759                        $94,472                        $1,817,129
                                      ==========                        =======                        ==========

                           ONE GROUP-REGISTERED TRADEMARK-
                                  INVESTMENT TRUST
                                       MID CAP
                                   VALUE PORTFOLIO
                                   SUB-ACCOUNT (A)
                           -------------------------------
OPERATIONS:
  Net investment income
   (loss)................            $   (5,283)
  Capital gains income...           --
  Net realized gain
   (loss) on security
   transactions..........                   (72)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               115,735
                                     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               110,380
                                     ----------
UNIT TRANSACTIONS:
  Purchases..............             1,208,273
  Net transfers..........               343,474
  Surrenders for benefit
   payments and fees.....               (11,953)
  Net annuity
   transactions..........           --
                                     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........             1,539,794
                                     ----------
  Net increase (decrease)
   in net assets.........             1,650,174
NET ASSETS:
  Beginning of year......           --
                                     ----------
  End of year............            $1,650,174
                                     ==========

(a)  From inception, May 3, 2004 to December 31, 2004.

____________________________________ SA-101 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           JENNISON 20/20    JENNISON      PRUDENTIAL
                           FOCUS PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $ (3,923)      $ (10,968)     $ (1,891)
  Capital gains income...      --               --           --
  Net realized gain
   (loss) on security
   transactions..........       12,351         (14,158)        2,532
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       25,166          76,320        30,371
                              --------       ---------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       33,594          51,194        31,012
                              --------       ---------      --------
UNIT TRANSACTIONS:
  Purchases..............        2,940           5,726         1,890
  Net transfers..........      (26,399)        (77,503)       11,121
  Surrenders for benefit
   payments and fees.....      (28,522)        (39,097)      (15,433)
  Net annuity
   transactions..........      --               --           --
                              --------       ---------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (51,981)       (110,874)       (2,422)
                              --------       ---------      --------
  Net increase (decrease)
   in net assets.........      (18,387)        (59,680)       28,590
NET ASSETS:
  Beginning of year......      270,071         790,176       218,190
                              --------       ---------      --------
  End of year............     $251,684       $ 730,496      $246,780
                              ========       =========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-102 ____________________________________

                                                                  SALOMON
                                                 SALOMON         BROTHERS        SALOMON         SALOMON
                           SP WILLIAM BLAIR      BROTHERS      VARIABLE HIGH     BROTHERS        BROTHERS       WELLS FARGO
                            INTERNATIONAL    VARIABLE ALL CAP   YIELD BOND       VARIABLE     VARIABLE TOTAL  ASSET ALLOCATION
                           GROWTH PORTFOLIO     VALUE FUND         FUND       INVESTORS FUND   RETURN FUND          FUND
                           SUB-ACCOUNT (D)     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ----------------  ----------------  -------------  --------------  --------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $  (83)         $  (20,840)      $ 14,991        $  1,690        $  2,148         $    38
  Capital gains income...      --                 --               --             --                7,681         --
  Net realized gain
   (loss) on security
   transactions..........            6                 190            641           8,542           1,066               2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          787             214,069         10,758          58,552          18,609             829
                                ------          ----------       --------        --------        --------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          710             193,419         26,390          68,784          29,504             869
                                ------          ----------       --------        --------        --------         -------
UNIT TRANSACTIONS:
  Purchases..............      --                   44,336          9,991           6,282           4,074         --
  Net transfers..........      --                  (50,860)        33,933          (7,708)         10,718          10,633
  Surrenders for benefit
   payments and fees.....          (17)           (154,428)       (22,167)        (43,011)        (27,517)        --
  Net annuity
   transactions..........      --                 --               --             --              --              --
                                ------          ----------       --------        --------        --------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (17)           (160,952)        21,757         (44,437)        (12,725)         10,633
                                ------          ----------       --------        --------        --------         -------
  Net increase (decrease)
   in net assets.........          693              32,467         48,147          24,347          16,779          11,502
NET ASSETS:
  Beginning of year......        4,998           2,889,385        256,232         789,913         403,747         --
                                ------          ----------       --------        --------        --------         -------
  End of year............       $5,691          $2,921,852       $304,379        $814,260        $420,526         $11,502
                                ======          ==========       ========        ========        ========         =======

(a)  From inception, May 3, 2004 to December 31, 2004.
(d) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3, 2004.

____________________________________ SA-103 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                              WELLS FARGO         WELLS FARGO
                             EQUITY INCOME       INTERNATIONAL
                                  FUND            EQUITY FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................        $    9              $   (3)
  Capital gains income...       --                  --
  Net realized gain
   (loss) on security
   transactions..........       --                  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           377                  73
                                 ------              ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           386                  70
                                 ------              ------
UNIT TRANSACTIONS:
  Purchases..............         5,568             --
  Net transfers..........         1,279               1,279
  Surrenders for benefit
   payments and fees.....       --                  --
  Net annuity
   transactions..........       --                  --
                                 ------              ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         6,847               1,279
                                 ------              ------
  Net increase (decrease)
   in net assets.........         7,233               1,349
NET ASSETS:
  Beginning of year......       --                  --
                                 ------              ------
  End of year............        $7,233              $1,349
                                 ======              ======

(a)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-104 ____________________________________

                                                                   STI CLASSIC VT
                              WELLS FARGO         WELLS FARGO         CAPITAL      STI CLASSIC VT  STI CLASSIC VT  STI CLASSIC VT
                             LARGE COMPANY         SMALL CAP        APPRECIATION     GROWTH AND    MID-CAP EQUITY   VALUE INCOME
                              GROWTH FUND         GROWTH FUND           FUND        INCOME FUND         FUND         STOCK FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  ------------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................        $   (2)              $ (2)          $  (59,766)     $  (25,323)     $  (18,096)     $   (2,354)
  Capital gains income...       --                 --                   --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........       --                 --                    17,282          41,153          16,995           1,990
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................            51                 69              233,964         249,022         232,490         149,284
                                 ------               ----           ----------      ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            49                 67              191,480         264,852         231,389         148,920
                                 ------               ----           ----------      ----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       --                 --                 1,593,604         332,696         524,049         694,741
  Net transfers..........         1,023                768              381,985        (131,371)        122,496         356,128
  Surrenders for benefit
   payments and fees.....       --                 --                  (140,352)        (75,347)        (29,379)        (46,873)
  Net annuity
   transactions..........       --                 --                   --              --              --              --
                                 ------               ----           ----------      ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         1,023                768            1,835,237         125,978         617,166       1,003,996
                                 ------               ----           ----------      ----------      ----------      ----------
  Net increase (decrease)
   in net assets.........         1,072                835            2,026,717         390,830         848,555       1,152,916
NET ASSETS:
  Beginning of year......       --                 --                 2,668,285       2,034,452         966,743         579,143
                                 ------               ----           ----------      ----------      ----------      ----------
  End of year............        $1,072               $835           $4,695,002      $2,425,282      $1,815,298      $1,732,059
                                 ======               ====           ==========      ==========      ==========      ==========

(a)  From inception, May 3, 2004 to December 31, 2004.

____________________________________ SA-105 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
OPERATIONS:
  Net investment
   income................  $   (99,873)  $  (480,453)    $  (141,140)
  Capital gains income...      --            --              --
  Net realized gain
   (loss) on security
   transactions..........       46,187         9,963          (5,720)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,684,259    10,350,451       2,150,284
                           -----------   -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,630,573     9,879,961       2,003,424
                           -----------   -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    6,345,141    23,857,141       6,543,041
  Net transfers..........    2,900,735    14,826,984       5,132,145
  Surrenders for benefit
   payments and fees.....     (457,131)     (995,708)       (421,601)
  Net annuity
   transactions..........      --            --              --
                           -----------   -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    8,788,745    37,688,417      11,253,585
                           -----------   -----------     -----------
  Net increase (decrease)
   in net assets.........   10,419,318    47,568,378      13,257,009
NET ASSETS:
  Beginning of year......    1,782,879    11,870,275       3,379,770
                           -----------   -----------     -----------
  End of year............  $12,202,197   $59,438,653     $16,636,779
                           ===========   ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-106 ____________________________________

                           AIM V.I. CAPITAL  AIM V.I. DENT     AIM V.I.                       AIM V. I.    AIM V.I. MID
                             APPRECIATION     DEMOGRAPHIC     GOVERNMENT     AIM V.I. HIGH  INTERNATIONAL    CAP CORE
                                 FUND         TRENDS FUND   SECURITIES FUND   YIELD FUND     GROWTH FUND   EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -------------  ---------------  -------------  -------------  ------------
OPERATIONS:
  Net investment
   income................    $  (115,238)     $  (41,102)     $   877,720     $   73,592      $  (13,828)  $  (455,705)
  Capital gains income...       --               --                30,275        --              --            308,902
  Net realized gain
   (loss) on security
   transactions..........        114,423           2,136          (38,686)         1,548         (54,803)        8,866
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,950,964         708,360       (1,199,900)       157,701         386,714     7,403,846
                             -----------      ----------      -----------     ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,950,149         669,394         (330,591)       232,841         318,083     7,265,909
                             -----------      ----------      -----------     ----------      ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      5,546,578       2,683,873       52,926,836        173,675       1,190,383    25,223,558
  Net transfers..........      2,923,281       1,814,669        2,746,567        319,959         562,732    15,588,498
  Surrenders for benefit
   payments and fees.....       (280,065)        (78,464)      (3,996,561)       (30,501)       (168,265)     (917,318)
  Net annuity
   transactions..........       --               --                (6,423)       --              --             76,576
                             -----------      ----------      -----------     ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      8,189,794       4,420,078       51,670,419        463,133       1,584,850    39,971,314
                             -----------      ----------      -----------     ----------      ----------   -----------
  Net increase (decrease)
   in net assets.........     10,139,943       5,089,472       51,339,828        695,974       1,902,933    47,237,223
NET ASSETS:
  Beginning of year......      2,647,750         635,002       33,869,661        684,525         663,594     8,804,044
                             -----------      ----------      -----------     ----------      ----------   -----------
  End of year............    $12,787,693      $5,724,474      $85,209,489     $1,380,499      $2,566,527   $56,041,267
                             ===========      ==========      ===========     ==========      ==========   ===========


                           AIM V.I. PREMIER
                             EQUITY FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................    $  (132,783)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         (7,690)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      2,831,534
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,691,061
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      8,774,818
  Net transfers..........      5,298,855
  Surrenders for benefit
   payments and fees.....       (476,203)
  Net annuity
   transactions..........       --
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     13,597,470
                             -----------
  Net increase (decrease)
   in net assets.........     16,288,531
NET ASSETS:
  Beginning of year......      5,274,577
                             -----------
  End of year............    $21,563,108
                             ===========

____________________________________ SA-107 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                 AMERICAN
                                                 AMERICAN       FUNDS BLUE
                                                  FUNDS         CHIP INCOME
                            AIM V.I. SMALL   ASSET ALLOCATION   AND GROWTH
                           CAP EQUITY FUND         FUND            FUND
                           SUB-ACCOUNT (A)     SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  ----------------  -------------
OPERATIONS:
  Net investment
   income................      $   (374)       $  1,688,996    $   (965,973)
  Capital gains income...           152            --               --
  Net realized gain
   (loss) on security
   transactions..........            (3)             18,630          89,779
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        12,934          19,286,020      18,240,874
                               --------        ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        12,709          20,993,646      17,364,680
                               --------        ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............       215,837          66,073,903      45,759,280
  Net transfers..........       167,831          37,831,835      21,998,804
  Surrenders for benefit
   payments and fees.....          (929)         (4,809,243)     (1,966,376)
  Net annuity
   transactions..........       --                  167,098          81,180
                               --------        ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       382,739          99,263,593      65,872,888
                               --------        ------------    ------------
  Net increase (decrease)
   in net assets.........       395,448         120,257,239      83,237,568
NET ASSETS:
  Beginning of year......       --               51,218,404      25,159,181
                               --------        ------------    ------------
  End of year............      $395,448        $171,475,643    $108,396,749
                               ========        ============    ============

(a)  From inception, October 16, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-108 ____________________________________

                             AMERICAN       AMERICAN                    AMERICAN FUNDS  AMERICAN FUNDS
                            FUNDS BOND    FUNDS GLOBAL  AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS
                               FUND       GROWTH FUND    GROWTH FUND         FUND            FUND       NEW WORLD FUND
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................  $  2,309,294   $  (326,301)   $ (3,155,012)   $   (433,987)   $    60,437     $     8,143
  Capital gains income...       --            --             --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........        56,272       (24,553)        (70,036)        (62,565)      (106,578)         80,225
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     8,671,058     9,706,743      71,751,338      71,522,567     11,825,691       3,148,879
                           ------------   -----------    ------------    ------------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    11,036,624     9,355,889      68,526,290      71,026,015     11,779,550       3,237,247
                           ------------   -----------    ------------    ------------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    53,780,413    10,983,354     141,730,227     138,352,290     15,735,574       5,071,304
  Net transfers..........    39,032,311     2,741,179      74,227,285      66,695,765      3,986,750       2,152,230
  Surrenders for benefit
   payments and fees.....    (5,986,178)     (885,036)     (8,970,866)    (13,081,358)    (1,214,408)       (248,309)
  Net annuity
   transactions..........        74,244       --              170,402         233,214          1,396         --
                           ------------   -----------    ------------    ------------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    86,900,790    12,839,497     207,157,048     192,199,911     18,509,312       6,975,225
                           ------------   -----------    ------------    ------------    -----------     -----------
  Net increase (decrease)
   in net assets.........    97,937,414    22,195,386     275,683,338     263,225,926     30,288,862      10,212,472
NET ASSETS:
  Beginning of year......    63,638,942    22,506,188     114,659,038     141,052,234     26,168,257       4,813,110
                           ------------   -----------    ------------    ------------    -----------     -----------
  End of year............  $161,576,356   $44,701,574    $390,342,376    $404,278,160    $56,457,119     $15,025,582
                           ============   ===========    ============    ============    ===========     ===========

                           AMERICAN FUNDS
                            GLOBAL SMALL
                           CAPITALIZATION
                                FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment
   income................   $  (143,269)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       (10,394)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     6,831,903
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     6,678,240
                            -----------
UNIT TRANSACTIONS:
  Purchases..............     8,598,401
  Net transfers..........     4,070,786
  Surrenders for benefit
   payments and fees.....      (506,472)
  Net annuity
   transactions..........        (1,635)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    12,161,080
                            -----------
  Net increase (decrease)
   in net assets.........    18,839,320
NET ASSETS:
  Beginning of year......     8,387,285
                            -----------
  End of year............   $27,226,605
                            ===========

____________________________________ SA-109 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            FRANKLIN RISING       FRANKLIN      FRANKLIN LARGE
                               DIVIDENDS           INCOME         CAP GROWTH
                               SECURITIES        SECURITIES       SECURITIES
                                  FUND              FUND             FUND
                            SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  ---------------  --------------
OPERATIONS:
  Net investment
   income................     $   (78,449)      $  1,060,758      $  (41,679)
  Capital gains income...          16,545           --               --
  Net realized gain
   (loss) on security
   transactions..........          14,855              9,937          19,777
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,466,671         14,346,200         962,557
                              -----------       ------------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,419,622         15,416,895         940,655
                              -----------       ------------      ----------
UNIT TRANSACTIONS:
  Purchases..............      14,833,673         79,670,380       5,707,749
  Net transfers..........       6,745,928         41,386,331       2,741,832
  Surrenders for benefit
   payments and fees.....        (137,190)        (2,008,426)       (123,121)
  Net annuity
   transactions..........        --                 --               --
                              -----------       ------------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      21,442,411        119,048,285       8,326,460
                              -----------       ------------      ----------
  Net increase (decrease)
   in net assets.........      22,862,033        134,465,180       9,267,115
NET ASSETS:
  Beginning of year......        --                5,882,503         565,400
                              -----------       ------------      ----------
  End of year............     $22,862,033       $140,347,683      $9,832,515
                              ===========       ============      ==========

(b)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-110 ____________________________________

                                                                 FRANKLIN                       TEMPLETON
                                                                STRATEGIC         MUTUAL       DEVELOPING    TEMPLETON
                                                                  INCOME          SHARES         MARKETS      FOREIGN
                           FRANKLIN REAL    FRANKLIN SMALL      SECURITIES      SECURITIES     SECURITIES   SECURITIES
                            ESTATE FUND        CAP FUND            FUND            FUND           FUND         FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  ------------------  --------------  ---------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $   66,747       $  (528,295)      $   244,894     $   (532,128)   $  (12,932)  $    (2,445)
  Capital gains income...      --               --                 --              --              --           --
  Net realized gain
   (loss) on security
   transactions..........       50,483          (720,719)           28,440           67,928       (38,459)      107,127
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,657,542        12,571,433         4,957,816       20,882,815     1,498,528     5,064,595
                            ----------       -----------       -----------     ------------    ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,774,772        11,322,419         5,231,150       20,418,615     1,447,137     5,169,277
                            ----------       -----------       -----------     ------------    ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       32,141        21,897,798        26,760,384       59,730,785     1,856,193    13,735,369
  Net transfers..........     (109,618)       15,213,290        17,262,752       40,837,299     2,086,865     3,717,218
  Surrenders for benefit
   payments and fees.....     (309,524)       (1,609,879)       (2,001,060)      (4,269,101)     (135,731)     (531,351)
  Net annuity
   transactions..........      --                   (194)          --              --              --              (238)
                            ----------       -----------       -----------     ------------    ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (387,001)       35,501,015        42,022,076       96,298,983     3,807,327    16,920,998
                            ----------       -----------       -----------     ------------    ----------   -----------
  Net increase (decrease)
   in net assets.........    1,387,771        46,823,434        47,253,226      116,717,598     5,254,464    22,090,275
NET ASSETS:
  Beginning of year......    5,448,795        16,503,777        11,935,784       38,701,340     1,432,764     9,418,627
                            ----------       -----------       -----------     ------------    ----------   -----------
  End of year............   $6,836,566       $63,327,211       $59,189,010     $155,418,938    $6,687,228   $31,508,902
                            ==========       ===========       ===========     ============    ==========   ===========


                            TEMPLETON
                           GLOBAL ASSET
                            ALLOCATION
                               FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................   $   35,772
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........       (8,955)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      763,792
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      790,609
                            ----------
UNIT TRANSACTIONS:
  Purchases..............        7,229
  Net transfers..........      (10,764)
  Surrenders for benefit
   payments and fees.....      (54,215)
  Net annuity
   transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (57,750)
                            ----------
  Net increase (decrease)
   in net assets.........      732,859
NET ASSETS:
  Beginning of year......    2,621,973
                            ----------
  End of year............   $3,354,832
                            ==========

(c) Effective April 30, 2003, Franklin Technology Securities Fund Sub-Account merged with Franklin Small Cap Fund Sub-Account.

____________________________________ SA-111 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            TEMPLETON         MUTUAL
                             GROWTH         DISCOVERY         HARTFORD
                           SECURITIES       SECURITIES      ADVISERS HLS
                              FUND             FUND             FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (B)    SUB-ACCOUNT
                           -----------  ------------------  ------------
OPERATIONS:
  Net investment
   income................  $   (83,472)     $  (14,865)     $   245,208
  Capital gains income...      --             --                --
  Net realized gain
   (loss) on security
   transactions..........       37,669             420          (58,754)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    7,900,437         459,373        4,484,226
                           -----------      ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    7,854,634         444,928        4,670,680
                           -----------      ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............   26,586,986       4,061,477        5,066,249
  Net transfers..........   11,355,340       2,364,420        5,258,098
  Surrenders for benefit
   payments and fees.....     (870,921)        (19,662)      (1,894,363)
  Net annuity
   transactions..........       68,454        --                 57,097
                           -----------      ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   37,139,859       6,406,235        8,487,081
                           -----------      ----------      -----------
  Net increase (decrease)
   in net assets.........   44,994,493       6,851,163       13,157,761
NET ASSETS:
  Beginning of year......    9,082,558        --             23,175,703
                           -----------      ----------      -----------
  End of year............  $54,077,051      $6,851,163      $36,333,464
                           ===========      ==========      ===========

(b)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-112 ____________________________________

                                            HARTFORD      HARTFORD
                                            CAPITAL     DIVIDEND AND                  HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD BOND  APPRECIATION   GROWTH HLS   HARTFORD FOCUS   ADVISERS HLS    COMMUNICATIONS
                             HLS FUND       HLS FUND        FUND         HLS FUND          FUND           HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  ------------  --------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................   $ 1,066,126   $  (327,501)  $    10,593       $  (12)        $ (1,598)         $  (13)
  Capital gains income...       219,261       --            129,758       --              --               --
  Net realized gain
   (loss) on security
   transactions..........       (40,442)      (34,424)       23,256       --               (7,096)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,175,297    12,143,681     5,411,766          267           66,348             513
                            -----------   -----------   -----------       ------         --------          ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,420,242    11,781,756     5,575,373          255           57,654             500
                            -----------   -----------   -----------       ------         --------          ------
UNIT TRANSACTIONS:
  Purchases..............    16,796,450     8,418,766     7,370,872       --                  473          --
  Net transfers..........    15,125,477     6,977,210     8,407,832          605           14,042             596
  Surrenders for benefit
   payments and fees.....    (3,963,281)   (1,503,451)     (993,763)          (1)         (11,193)             (1)
  Net annuity
   transactions..........       --               (482)      --            --              --               --
                            -----------   -----------   -----------       ------         --------          ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    27,958,646    13,892,043    14,784,941          604            3,322             595
                            -----------   -----------   -----------       ------         --------          ------
  Net increase (decrease)
   in net assets.........    30,378,888    25,673,799    20,360,314          859           60,976           1,095
NET ASSETS:
  Beginning of year......    30,600,149    21,437,254    12,700,408          576          293,287             489
                            -----------   -----------   -----------       ------         --------          ------
  End of year............   $60,979,037   $47,111,053   $33,060,722       $1,435         $354,263          $1,584
                            ===========   ===========   ===========       ======         ========          ======

                           HARTFORD GLOBAL
                              FINANCIAL
                            SERVICES HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment
   income................      $     9
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........           39
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       13,142
                               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       13,190
                               -------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........        6,331
  Surrenders for benefit
   payments and fees.....           (8)
  Net annuity
   transactions..........      --
                               -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        6,323
                               -------
  Net increase (decrease)
   in net assets.........       19,513
NET ASSETS:
  Beginning of year......       39,177
                               -------
  End of year............      $58,690
                               =======

____________________________________ SA-113 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                            HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD GLOBAL    LEADERS HLS      TECHNOLOGY
                           HEALTH HLS FUND       FUND           HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................     $ (8,920)       $  (16,574)       $ (5,341)
  Capital gains income...       10,346           --              --
  Net realized gain
   (loss) on security
   transactions..........          367           (79,948)        (20,699)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      188,628           619,527         221,647
                              --------        ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      190,421           523,005         195,607
                              --------        ----------        --------
UNIT TRANSACTIONS:
  Purchases..............        4,700            19,143          11,900
  Net transfers..........       21,318           (39,270)        (14,741)
  Surrenders for benefit
   payments and fees.....      (30,537)         (138,387)         (9,576)
  Net annuity
   transactions..........      --                --              --
                              --------        ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (4,519)         (158,514)        (12,417)
                              --------        ----------        --------
  Net increase (decrease)
   in net assets.........      185,902           364,491         183,190
NET ASSETS:
  Beginning of year......      622,823         1,661,381         340,966
                              --------        ----------        --------
  End of year............     $808,725        $2,025,872        $524,156
                              ========        ==========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-114 ____________________________________

                                                                                                                        HARTFORD
                                                                                                                      INTERNATIONAL
                                                      HARTFORD       HARTFORD GROWTH                                     CAPITAL
                           HARTFORD DISCIPLINED      GROWTH HLS       OPPORTUNITIES   HARTFORD HIGH   HARTFORD INDEX  APPRECIATION
                             EQUITY HLS FUND            FUND            HLS FUND      YIELD HLS FUND     HLS FUND       HLS FUND
                             SUB-ACCOUNT (D)      SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------------  ------------------  ---------------  --------------  --------------  -------------
OPERATIONS:
  Net investment
   income................        $ (2,119)            $   (52)           $  (127)        $  9,044       $     (291)      $  (26)
  Capital gains income...        --                       295            --               --                 3,730          185
  Net realized gain
   (loss) on security
   transactions..........         (26,592)                  2                  5              700          (26,464)          (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         214,679                 855              3,678           56,145          308,352          575
                                 --------             -------            -------         --------       ----------       ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         185,968               1,100              3,556           65,889          285,327          731
                                 --------             -------            -------         --------       ----------       ------
UNIT TRANSACTIONS:
  Purchases..............        --                   --                 --                 8,217           34,244       --
  Net transfers..........          56,000               8,936              3,064           54,554           37,137        2,904
  Surrenders for benefit
   payments and fees.....         (50,289)                 (7)               (21)         (14,691)         (59,304)         (70)
  Net annuity
   transactions..........        --                   --                 --               --               --            --
                                 --------             -------            -------         --------       ----------       ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           5,711               8,929              3,043           48,080           12,077        2,834
                                 --------             -------            -------         --------       ----------       ------
  Net increase (decrease)
   in net assets.........         191,679              10,029              6,599          113,969          297,404        3,565
NET ASSETS:
  Beginning of year......         703,736             --                   7,417          309,807        1,099,883          353
                                 --------             -------            -------         --------       ----------       ------
  End of year............        $895,415             $10,029            $14,016         $423,776       $1,397,287       $3,918
                                 ========             =======            =======         ========       ==========       ======

                                HARTFORD
                             INTERNATIONAL
                                 SMALL
                              COMPANY HLS
                                  FUND
                            SUB-ACCOUNT (A)
                           ------------------
OPERATIONS:
  Net investment
   income................       $   (46)
  Capital gains income...         1,256
  Net realized gain
   (loss) on security
   transactions..........          (177)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         4,798
                                -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         5,831
                                -------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........        12,509
  Surrenders for benefit
   payments and fees.....           106
  Net annuity
   transactions..........       --
                                -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        12,615
                                -------
  Net increase (decrease)
   in net assets.........        18,446
NET ASSETS:
  Beginning of year......       --
                                -------
  End of year............       $18,446
                                =======

(a)  From inception, October 16, 2003 to December 31, 2003.
(b)  From inception, April 30, 2003 to December 31, 2003.
(d) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

____________________________________ SA-115 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD
                           INTERNATIONAL   HARTFORD      HARTFORD
                           OPPORTUNITIES    MIDCAP     MIDCAP VALUE
                             HLS FUND      HLS FUND      HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  ------------
OPERATIONS:
  Net investment
   income................   $  (24,965)   $  (54,593)    $ (4,484)
  Capital gains income...      --             --           --
  Net realized gain
   (loss) on security
   transactions..........      (26,854)      (64,526)          34
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,115,564     1,459,445      116,692
                            ----------    ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,063,745     1,340,326      112,242
                            ----------    ----------     --------
UNIT TRANSACTIONS:
  Purchases..............      518,115         6,656       17,687
  Net transfers..........      889,941        (2,108)      72,737
  Surrenders for benefit
   payments and fees.....     (113,408)     (240,734)      (1,116)
  Net annuity
   transactions..........         (355)       --           --
                            ----------    ----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,294,293      (236,186)      89,308
                            ----------    ----------     --------
  Net increase (decrease)
   in net assets.........    2,358,038     1,104,140      201,550
NET ASSETS:
  Beginning of year......    2,486,052     3,898,278      223,989
                            ----------    ----------     --------
  End of year............   $4,844,090    $5,002,418     $425,539
                            ==========    ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-116 ____________________________________

                                             HARTFORD                                                     HARTFORD U.S.
                             HARTFORD        MORTGAGE       HARTFORD        HARTFORD                        GOVERNMENT
                           MONEY MARKET   SECURITIES HLS  SMALL COMPANY  SMALLCAP GROWTH  HARTFORD STOCK  SECURITIES HLS
                             HLS FUND          FUND         HLS FUND        HLS FUND         HLS FUND          FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  --------------  -------------  ---------------  --------------  --------------
OPERATIONS:
  Net investment
   income................  $   (750,572)    $  14,836      $  (69,570)       $  (232)      $   (50,717)      $  2,638
  Capital gains income...       --              3,825         --             --                --             --
  Net realized gain
   (loss) on security
   transactions..........       --                 92         (31,631)           (12)          (56,421)          (943)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --            (14,552)      1,965,098          7,644         3,510,361          2,290
                           ------------     ---------      ----------        -------       -----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (750,572)        4,201       1,863,897          7,400         3,403,223          3,985
                           ------------     ---------      ----------        -------       -----------       --------
UNIT TRANSACTIONS:
  Purchases..............    66,818,912           802       1,443,934            200         3,267,996        --
  Net transfers..........   (35,731,639)     (148,776)      1,026,814         25,545         3,078,697        (46,273)
  Surrenders for benefit
   payments and fees.....   (75,009,402)      (25,682)       (143,355)           (28)         (787,830)       (11,908)
  Net annuity
   transactions..........        30,136       --              --             --                --             --
                           ------------     ---------      ----------        -------       -----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (43,891,993)     (173,656)      2,327,393         25,717         5,558,863        (58,181)
                           ------------     ---------      ----------        -------       -----------       --------
  Net increase (decrease)
   in net assets.........   (44,642,565)     (169,455)      4,191,290         33,117         8,962,086        (54,196)
NET ASSETS:
  Beginning of year......   122,464,171       741,568       2,768,614          8,306        10,368,615        842,964
                           ------------     ---------      ----------        -------       -----------       --------
  End of year............  $ 77,821,606     $ 572,113      $6,959,904        $41,423       $19,330,701       $788,768
                           ============     =========      ==========        =======       ===========       ========


                           HARTFORD VALUE
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment
   income................     $  (303)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........           7
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       9,843
                              -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,547
                              -------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........       8,600
  Surrenders for benefit
   payments and fees.....        (452)
  Net annuity
   transactions..........      --
                              -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       8,148
                              -------
  Net increase (decrease)
   in net assets.........      17,695
NET ASSETS:
  Beginning of year......      31,508
                              -------
  End of year............     $49,203
                              =======

____________________________________ SA-117 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           HARTFORD VALUE  HUNTINGTON VA  HUNTINGTON VA
                           OPPORTUNITIES   INCOME EQUITY    DIVIDEND
                              HLS FUND         FUND       CAPTURE FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -------------
OPERATIONS:
  Net investment
   income................     $   (61)       $  4,716       $ 10,289
  Capital gains income...      --              --             --
  Net realized gain
   (loss) on security
   transactions..........           9             160           (116)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,982          28,865         30,265
                              -------        --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,930          33,741         40,438
                              -------        --------       --------
UNIT TRANSACTIONS:
  Purchases..............      --             166,319        189,268
  Net transfers..........      --             205,487        254,774
  Surrenders for benefit
   payments and fees.....         (19)         (6,574)        (7,353)
  Net annuity
   transactions..........      --              --             --
                              -------        --------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (19)        365,232        436,689
                              -------        --------       --------
  Net increase (decrease)
   in net assets.........       2,911         398,973        477,127
NET ASSETS:
  Beginning of year......       7,381          18,072         14,429
                              -------        --------       --------
  End of year............     $10,292        $417,045       $491,556
                              =======        ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-118 ____________________________________


                                          HUNTINGTON VA  HUNTINGTON VA  HUNTINGTON VA   MFS CAPITAL
                           HUNTINGTON VA    MID CORP      NEW ECONOMY     ROTATING     OPPORTUNITIES  MFS EMERGING    MFS GLOBAL
                            GROWTH FUND   AMERICA FUND       FUND       MARKETS FUND      SERIES      GROWTH SERIES  EQUITY SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................    $ (1,572)      $ (2,019)      $ (1,380)      $ (2,136)     $  (148,555)   $  (166,457)   $  (37,874)
  Capital gains income...      --                154         --             --              --             --            --
  Net realized gain
   (loss) on security
   transactions..........          43             (2)           265             70       (1,253,032)    (3,146,597)       (9,142)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      25,527         41,465         20,881         34,362        4,182,566      6,117,062       710,697
                             --------       --------       --------       --------      -----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      23,998         39,598         19,766         32,296        2,780,979      2,804,008       663,681
                             --------       --------       --------       --------      -----------    -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     137,921         88,815         64,081        111,362        2,606,024      2,423,338     1,039,234
  Net transfers..........     133,043        187,149        102,869        123,788          560,484        285,090       652,429
  Surrenders for benefit
   payments and fees.....      (6,295)        (9,521)        (3,498)       (13,022)        (678,135)      (855,797)     (119,918)
  Net annuity
   transactions..........      --             --             --             --              132,101         (3,332)      --
                             --------       --------       --------       --------      -----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     264,669        266,443        163,452        222,128        2,620,474      1,849,299     1,571,745
                             --------       --------       --------       --------      -----------    -----------    ----------
  Net increase (decrease)
   in net assets.........     288,667        306,041        183,218        254,424        5,401,453      4,653,307     2,235,426
NET ASSETS:
  Beginning of year......       3,832         15,389          1,789         12,441       10,258,265     10,232,177     1,587,043
                             --------       --------       --------       --------      -----------    -----------    ----------
  End of year............    $292,499       $321,430       $185,007       $266,865      $15,659,718    $14,885,484    $3,822,469
                             ========       ========       ========       ========      ===========    ===========    ==========

____________________________________ SA-119 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             MFS
                             MFS HIGH     INVESTORS    MFS INVESTORS
                              INCOME     GROWTH STOCK      TRUST
                              SERIES        SERIES        SERIES
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ------------  -------------
OPERATIONS:
  Net investment
   income................  $   615,011   $  (286,972)   $  (187,652)
  Capital gains income...      --            --             --
  Net realized gain
   (loss) on security
   transactions..........      413,467      (190,037)       (77,008)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    4,133,945     4,158,756      4,237,297
                           -----------   -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    5,162,423     3,681,747      3,972,637
                           -----------   -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............   23,680,318     9,645,649      9,492,769
  Net transfers..........   13,130,289     2,577,691      5,006,883
  Surrenders for benefit
   payments and fees.....   (1,419,793)     (720,122)      (838,873)
  Net annuity
   transactions..........      --             (3,636)       --
                           -----------   -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   35,390,814    11,499,582     13,660,779
                           -----------   -----------    -----------
  Net increase (decrease)
   in net assets.........   40,553,237    15,181,329     17,633,416
NET ASSETS:
  Beginning of year......   12,359,752    12,722,802     12,286,307
                           -----------   -----------    -----------
  End of year............  $52,912,989   $27,904,131    $29,919,723
                           ===========   ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-120 ____________________________________

                                                                                                           MERRILL LYNCH
                                            MFS NEW                                       MERRILL LYNCH      LARGE CAP
                            MFS MID CAP    DISCOVERY     MFS TOTAL        MFS VALUE       GLOBAL GROWTH     GROWTH V.I.
                           GROWTH SERIES    SERIES     RETURN SERIES        SERIES          V.I. FUND           FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (B)     SUB-ACCOUNT    SUB-ACCOUNT (E)
                           -------------  -----------  -------------  ------------------  -------------  ------------------
OPERATIONS:
  Net investment
   income................   $  (247,533)  $  (208,498) $   (162,910)      $  (17,756)       $    (41)        $   (6,091)
  Capital gains income...       --            --            --              --                --               --
  Net realized gain
   (loss) on security
   transactions..........        21,630       (33,653)       22,508               95             158              8,788
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     4,851,405     3,991,069    15,155,499          386,764          44,697            234,151
                            -----------   -----------  ------------       ----------        --------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     4,625,502     3,748,918    15,015,097          369,103          44,814            236,848
                            -----------   -----------  ------------       ----------        --------         ----------
UNIT TRANSACTIONS:
  Purchases..............     9,806,415     8,270,634    52,243,500        2,813,705         156,000            771,943
  Net transfers..........     8,401,783     4,101,331    39,912,965          740,529          10,900              6,361
  Surrenders for benefit
   payments and fees.....      (824,351)     (696,027)   (4,741,491)         (12,762)           (246)           (15,792)
  Net annuity
   transactions..........       --             (4,576)       75,370         --                --               --
                            -----------   -----------  ------------       ----------        --------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    17,383,847    11,671,362    87,490,344        3,541,472         166,654            762,512
                            -----------   -----------  ------------       ----------        --------         ----------
  Net increase (decrease)
   in net assets.........    22,009,349    15,420,280   102,505,441        3,910,575         211,468            999,360
NET ASSETS:
  Beginning of year......     7,084,474     7,621,255    51,216,414         --                13,430            115,062
                            -----------   -----------  ------------       ----------        --------         ----------
  End of year............   $29,093,823   $23,041,535  $153,721,855       $3,910,575        $224,898         $1,114,422
                            ===========   ===========  ============       ==========        ========         ==========

                           NATIONS MARSICO
                            INTERNATIONAL
                            OPPORTUNITIES
                              PORTFOLIO
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment
   income................    $  (142,518)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........          5,889
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      3,299,630
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      3,163,001
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      5,551,946
  Net transfers..........      4,249,387
  Surrenders for benefit
   payments and fees.....       (377,152)
  Net annuity
   transactions..........       --
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      9,424,181
                             -----------
  Net increase (decrease)
   in net assets.........     12,587,182
NET ASSETS:
  Beginning of year......      2,551,527
                             -----------
  End of year............    $15,138,709
                             ===========

(b)  From inception, April 30, 2003 to December 31, 2003.
(e) Effective November 21, 2003, Merrill Lynch Large Cap Growth V.I. Fund Sub-Account merged with Merrill Lynch Large Cap Growth V.I. Fund Sub-Account.

____________________________________ SA-121 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          NATIONS ANNUITY
                           NATIONS HIGH  NATIONS ANNUITY      MARSICO
                            YIELD BOND    INTERNATIONAL   FOCUSED EQUITIES
                            PORTFOLIO    VALUE PORTFOLIO     PORTFOLIO
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  ---------------  ----------------
OPERATIONS:
  Net investment
   income................  $ 1,085,165     $   (9,119)      $  (247,619)
  Capital gains income...       21,971            561          --
  Net realized gain
   (loss) on security
   transactions..........        9,022         33,687             2,582
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    2,288,648      1,376,884         4,237,183
                           -----------     ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,404,806      1,402,013         3,992,146
                           -----------     ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............    6,507,837        --              6,608,558
  Net transfers..........    6,926,701       (168,879)        5,554,160
  Surrenders for benefit
   payments and fees.....     (911,537)      (221,694)         (436,185)
  Net annuity
   transactions..........      --             --               --
                           -----------     ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   12,523,001       (390,573)       11,726,533
                           -----------     ----------       -----------
  Net increase (decrease)
   in net assets.........   15,927,807      1,011,440        15,718,679
NET ASSETS:
  Beginning of year......    6,214,294      3,138,163         7,032,966
                           -----------     ----------       -----------
  End of year............  $22,142,101     $4,149,603       $22,751,645
                           ===========     ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-122 ____________________________________

                                                                               NATIONS
                               NATIONS          NATIONS         NATIONS      MARSICO 21ST  NATIONS MIDCAP  NATIONS SMALL
                           ASSET ALLOCATION  CAPITAL GROWTH  MARSICO GROWTH    CENTURY         GROWTH         COMPANY
                              PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  --------------  ------------  --------------  -------------
OPERATIONS:
  Net investment
   income................     $   (7,770)      $  (61,804)    $  (135,016)    $  (29,833)   $  (200,743)    $  (154,408)
  Capital gains income...       --                --              --             --             --              --
  Net realized gain
   (loss) on security
   transactions..........          7,386           10,060           3,835         17,454         13,993          16,755
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,069,597          828,248       2,117,353        688,293      2,981,057       2,966,462
                              ----------       ----------     -----------     ----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,069,213          776,504       1,986,172        675,914      2,794,307       2,828,809
                              ----------       ----------     -----------     ----------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      2,159,269        2,155,203       3,121,274        502,439      5,616,467       4,263,565
  Net transfers..........      2,310,935        2,134,574       2,584,276         20,005      5,531,078       3,515,138
  Surrenders for benefit
   payments and fees.....       (358,514)        (392,167)       (392,594)      (100,848)      (670,029)       (452,969)
  Net annuity
   transactions..........       --                --              --             --             --              --
                              ----------       ----------     -----------     ----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      4,111,690        3,897,610       5,312,956        421,596     10,477,516       7,325,734
                              ----------       ----------     -----------     ----------    -----------     -----------
  Net increase (decrease)
   in net assets.........      5,180,903        4,674,114       7,299,128      1,097,510     13,271,823      10,154,543
NET ASSETS:
  Beginning of year......      3,436,991        1,294,874       4,578,899      1,495,516      5,067,035       4,059,500
                              ----------       ----------     -----------     ----------    -----------     -----------
  End of year............     $8,617,894       $5,968,988     $11,878,027     $2,593,026    $18,338,858     $14,214,043
                              ==========       ==========     ===========     ==========    ===========     ===========


                           NATIONS VALUE  JENNISON 20/20
                             PORTFOLIO    FOCUS PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------
OPERATIONS:
  Net investment
   income................   $   (30,798)     $ (3,361)
  Capital gains income...       --            --
  Net realized gain
   (loss) on security
   transactions..........         4,553        (1,377)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,949,896        61,579
                            -----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,923,651        56,841
                            -----------      --------
UNIT TRANSACTIONS:
  Purchases..............     6,880,720        28,990
  Net transfers..........     5,703,023         8,404
  Surrenders for benefit
   payments and fees.....      (592,455)      (14,778)
  Net annuity
   transactions..........       --            --
                            -----------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    11,991,288        22,616
                            -----------      --------
  Net increase (decrease)
   in net assets.........    15,914,939        79,457
NET ASSETS:
  Beginning of year......     6,063,494       190,614
                            -----------      --------
  End of year............   $21,978,433      $270,071
                            ===========      ========

____________________________________ SA-123 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                           PRUDENTIAL
                                                            JENNISON         SALOMON
                                                         INTERNATIONAL       BROTHERS
                            JENNISON      PRUDENTIAL         GROWTH      VARIABLE ALL CAP
                            PORTFOLIO   VALUE PORTFOLIO  PORTFOLIO FUND        FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  ---------------  --------------  ----------------
OPERATIONS:
  Net investment
   income................   $ (9,707)      $ (1,098)         $  (32)        $  (24,216)
  Capital gains income...     --            --               --               --
  Net realized gain
   (loss) on security
   transactions..........    (36,592)           452              77            (28,147)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    204,125         44,257             693            835,532
                            --------       --------          ------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    157,826         43,611             738            783,169
                            --------       --------          ------         ----------
UNIT TRANSACTIONS:
  Purchases..............      6,461         13,673          --                 30,068
  Net transfers..........    126,819         14,987           3,088             34,354
  Surrenders for benefit
   payments and fees.....    (42,703)        (5,898)            (16)          (119,568)
  Net annuity
   transactions..........     --            --               --               --
                            --------       --------          ------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     90,577         22,762           3,072            (55,146)
                            --------       --------          ------         ----------
  Net increase (decrease)
   in net assets.........    248,403         66,373           3,810            728,023
NET ASSETS:
  Beginning of year......    541,773        151,817           1,188          2,161,362
                            --------       --------          ------         ----------
  End of year............   $790,176       $218,190          $4,998         $2,889,385
                            ========       ========          ======         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-124 ____________________________________

                              SALOMON
                             BROTHERS        SALOMON         SALOMON      STI CLASSIC VT
                           VARIABLE HIGH     BROTHERS        BROTHERS        CAPTIAL      STI CLASSIC VT  STI CLASSIC VT
                            YIELD BOND       VARIABLE     VARIABLE TOTAL   APPRECIATION      GROWTH &     MID-CAP EQUITY
                               FUND       INVESTORS FUND   RETURN FUND         FUND        INCOME FUND         FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................    $ 12,385        $  1,264        $  1,372       $  (19,961)     $   (7,356)      $ (2,834)
  Capital gains income...      --             --                4,672          --              --             --
  Net realized gain
   (loss) on security
   transactions..........       2,597           3,385             323            2,208             807            (26)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      30,851         181,195          43,649          229,674         264,913        123,007
                             --------        --------        --------       ----------      ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      45,833         185,844          50,016          211,921         258,364        120,147
                             --------        --------        --------       ----------      ----------       --------
UNIT TRANSACTIONS:
  Purchases..............      20,371           1,460           6,576        1,320,288         787,391        359,763
  Net transfers..........      15,894           6,633          27,824        1,052,045         953,500        471,516
  Surrenders for benefit
   payments and fees.....      (5,194)        (44,041)        (10,919)         (25,417)         (8,015)       (11,828)
  Net annuity
   transactions..........      --             --              --               --              --             --
                             --------        --------        --------       ----------      ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      31,071         (35,948)         23,481        2,346,916       1,732,876        819,451
                             --------        --------        --------       ----------      ----------       --------
  Net increase (decrease)
   in net assets.........      76,904         149,896          73,497        2,558,837       1,991,240        939,598
NET ASSETS:
  Beginning of year......     179,328         640,017         330,250          109,448          43,212         27,145
                             --------        --------        --------       ----------      ----------       --------
  End of year............    $256,232        $789,913        $403,747       $2,668,285      $2,034,452       $966,743
                             ========        ========        ========       ==========      ==========       ========


                           STI CLASSIC VT
                            VALUE INCOME
                             STOCK FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment
   income................     $   (294)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........           51
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       73,814
                              --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       73,571
                              --------
UNIT TRANSACTIONS:
  Purchases..............      255,990
  Net transfers..........      230,567
  Surrenders for benefit
   payments and fees.....       (3,302)
  Net annuity
   transactions..........      --
                              --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      483,255
                              --------
  Net increase (decrease)
   in net assets.........      556,826
NET ASSETS:
  Beginning of year......       22,317
                              --------
  End of year............     $579,143
                              ========

____________________________________ SA-125 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, AIM V.I. Small Cap Equity Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA Macro 100 Fund, Huntington VA Situs Small Cap Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Large Cap Growth V.I. Fund, Nations Marsico International Opportunities Portfolio, Nations High Yield Bond Portfolio, Nations International Value Portfolio, Nations Marsico Focused Equities Portfolio, Nations Asset Allocation Portfolio, Nations Marsico Growth Portfolio, Nations Marsico 21st Century Portfolio, Nations Midcap Growth Portfolio, Nations Small Company Portfolio, Nations Value Portfolio, One Group-Registered Trademark- Investment Trust Balanced Portfolio, One Group-Registered Trademark- Investment Trust Bond Portfolio, One Group-Registered Trademark-Investment Trust Diversified Equity Portfolio, One Group-Registered Trademark- Investment Trust Diversified Mid Cap Portfolio, One Group-Registered Trademark- Investment Trust Equity Index Portfolio, One Group-Registered Trademark- Investment Trust Government Bond Portfolio, One Group-Registered Trademark- Investment Trust Large Cap Growth Portfolio, One Group-Registered Trademark- Investment Trust Mid Cap Growth Portfolio, One Group-Registered Trademark- Investment Trust Mid-Cap Value Growth Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP William Blair International Growth Portfolio, Salomon Brothers Variable All Cap Value Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund, Wells Fargo Asset Allocation Fund, Wells Fargo Equity Income Fund, Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Small Cap Growth Fund, STI Classic VT Capital Appreciation Fund, STI Classic VT Growth and

____________________________________ SA-126 ____________________________________

    Income Fund, STI Classic VT Mid-Cap Equity Fund, and STI Classic VT Value Income Stock Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

____________________________________ SA-127 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                            PURCHASES       PROCEEDS
FUND                                         AT COST       FROM SALES
----                                      --------------  ------------
AIM V.I. Aggressive Growth Fund.........  $    8,677,700  $  4,660,322
AIM V.I. Basic Value Fund...............      37,655,701    11,428,805
AIM V.I. Blue Chip Fund.................      10,367,242     6,316,068
AIM V.I. Capital Appreciation Fund......       6,012,947     2,641,534
AIM V.I. Dent Demographic Trends Fund...       3,927,589       973,510
AIM V.I. Government Securities Fund.....      79,282,077    35,299,392
AIM V.I. High Yield Fund................         662,053       256,208
AIM V.I. International Growth Fund......       4,386,062       571,409
AIM V.I. Mid Cap Core Equity Fund.......      37,390,117     6,835,097
AIM V.I. Premier Equity Fund............      39,033,629     3,223,019
AIM V.I. Small Cap Equity Fund..........       6,449,888       682,013
American Funds Asset Allocation Fund....     137,896,412    19,254,508
American Funds Blue Chip Income and
 Growth Fund............................      60,209,999    10,721,404
American Funds Bond Fund................      93,460,767    26,242,322
American Funds Global Growth Fund.......      24,222,387     5,529,671
American Funds Growth Fund..............     219,357,864    27,687,653
American Funds Growth-Income Fund.......     235,257,220    28,395,191
American Funds International Fund.......      59,977,150     5,634,832
American Funds New World Fund...........      15,632,716     3,930,072
American Funds Global Small
 Capitalization Fund....................      23,628,582     5,260,347
Franklin Rising Dividends Securities
 Fund...................................      83,177,014     2,759,038
Franklin Income Securities Fund.........     242,819,688    13,149,396
Franklin Large Cap Growth Securities
 Fund...................................      26,809,599     3,977,120
Franklin Real Estate Fund...............         698,088     1,315,723
Franklin Small Cap Fund.................      32,946,665    12,102,167
Franklin Strategic Income Securities
 Fund...................................      48,767,900     7,210,457
Mutual Shares Securities Fund...........     148,556,375    11,320,100
Templeton Developing Markets Securities
 Fund...................................      12,392,042     4,019,407
Templeton Foreign Securities Fund.......      67,563,273     3,098,193
Templeton Global Asset Allocation
 Fund...................................         323,263       253,853
Templeton Growth Securities Fund........     122,982,227    15,063,680
Mutual Discovery Securities Fund........      22,881,422     1,942,627
Hartford Advisers HLS Fund..............      13,947,090     6,242,916
Hartford Bond HLS Fund..................      39,534,210    10,740,482
Hartford Capital Appreciation HLS
 Fund...................................      25,287,142     6,247,311
Hartford Dividend and Growth HLS Fund...      20,454,351     3,305,528
Hartford Focus HLS Fund.................           5,597            81
Hartford Global Advisers HLS Fund.......          32,375        26,550
Hartford Global Communications HLS
 Fund...................................           5,033         4,104
Hartford Global Financial Services HLS
 Fund...................................           4,463         4,279
Hartford Global Health HLS Fund.........          87,145       104,762
Hartford Global Leaders HLS Fund........         123,899       139,806
Hartford Global Technology HLS Fund.....           7,746        50,015
Hartford Disciplined Equity HLS Fund....         148,039       153,288
Hartford Growth HLS Fund................          13,056           296
Hartford Growth Opportunities HLS
 Fund...................................           1,630           220

____________________________________ SA-128 ____________________________________

                                            PURCHASES       PROCEEDS
FUND                                         AT COST       FROM SALES
----                                      --------------  ------------
Hartford High Yield HLS Fund............  $       46,270  $     34,147
Hartford Index HLS Fund.................         122,348       148,095
Hartford International Capital
 Appreciation HLS Fund..................          18,138           296
Hartford International Small Company HLS
 Fund...................................           3,270           289
Hartford International Opportunities HLS
 Fund...................................       2,128,011       842,929
Hartford MidCap HLS Fund................          15,338       500,960
Hartford MidCap Value HLS Fund..........          48,444        26,269
Hartford Money Market HLS Fund..........     129,454,960   115,181,825
Hartford Mortgage Securities HLS Fund...          93,818       107,806
Hartford Small Company HLS Fund.........       3,022,774     1,415,006
Hartford SmallCap Growth HLS Fund.......          39,076        21,980
Hartford Stock HLS Fund.................       9,778,668     2,625,554
Hartford U.S. Government Securities HLS
 Fund...................................          41,295        50,496
Hartford Value HLS Fund.................          60,360         2,824
Hartford Value Opportunities HLS Fund...              24           155
Huntington VA Income Equity Fund........         613,418        38,301
Huntington VA Dividend Capture Fund.....         801,397        53,889
Huntington VA Growth Fund...............         357,094        26,548
Huntington VA Mid Corp America Fund.....         383,063        27,088
Huntington VA New Economy Fund..........         389,180        21,201
Huntington VA Rotating Markets Fund.....         624,710        31,659
Huntington VA Macro 100 Fund............          89,454         6,943
Huntington VA Situs Small Cap Fund......          17,047           767
MFS Capital Opportunities Series........       2,410,822     2,801,576
MFS Emerging Growth Series..............       2,979,098     2,516,881
MFS Global Equity Series................       4,303,221       689,496
MFS High Income Series..................      31,246,705    14,226,910
MFS Investors Growth Stock Series.......       6,433,014     4,685,838
MFS Investors Trust Series..............      36,201,740     4,707,735
MFS Mid Cap Growth Series...............      17,027,391     7,907,448
MFS New Discovery Series................      22,757,572     5,572,009
MFS Total Return Series.................      99,772,861    11,908,592
MFS Value Series........................      10,042,938     1,654,491
Merrill Lynch Global Growth V.I. Fund...           5,843         4,593
Merrill Lynch Large Cap Growth V.I.
 Fund...................................         149,626        58,302
Nations Marsico International
 Opportunities Portfolio................      13,620,886     2,110,968
Nations High Yield Bond Portfolio.......      14,224,047     3,641,283
Nations International Value Portfolio...         492,719       648,189
Nations Marsico Focused Equities
 Portfolio..............................       8,715,491     3,172,475
Nations Asset Allocation Portfolio......       2,830,068     1,395,486
Nations Marsico Growth Portfolio........      14,800,702     8,528,653
Nations Marsico 21st Century
 Portfolio..............................       2,283,188       426,442
Nations Midcap Growth Portfolio.........      11,935,814     2,128,735
Nations Small Company Portfolio.........       6,813,571     1,471,720
Nations Value Portfolio.................      13,264,012     2,837,491
One Group-Registered Trademark-
 Investment Trust Balanced Portfolio....         909,806         4,966
One Group-Registered Trademark-
 Investment Trust Bond Portfolio........       5,957,622        34,762
One Group-Registered Trademark-
 Investment Trust Diversified Equity
 Portfolio..............................       1,465,727        10,792
One Group-Registered Trademark-
 Investment Trust Diversified Mid Cap
 Portfolio..............................         174,020         4,673

____________________________________ SA-129 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            PURCHASES       PROCEEDS
FUND                                         AT COST       FROM SALES
----                                      --------------  ------------
One Group-Registered Trademark-
 Investment Trust Equity Index
 Portfolio..............................  $    4,985,464  $     26,817
One Group-Registered Trademark-
 Investment Trust Government Bond
 Portfolio..............................       2,728,799        15,504
One Group-Registered Trademark-
 Investment Trust Large Cap Growth
 Portfolio..............................          89,643           447
One Group-Registered Trademark-
 Investment Trust Mid Cap Growth
 Portfolio..............................       1,678,600         6,360
One Group-Registered Trademark-
 Investment Trust Mid Cap Value
 Portfolio..............................       1,541,620         7,109
Jennison 20/20 Focus Portfolio..........           3,611        59,517
Jennison Portfolio......................           7,422       129,265
Prudential Value Portfolio..............          17,037        21,350
SP William Blair International Growth
 Portfolio..............................               1           101
Salomon Brothers Variable All Cap Value
 Fund...................................         144,603       326,402
Salomon Brothers Variable High Yield
 Bond Fund..............................          64,781        28,033
Salomon Brothers Variable Investors
 Fund...................................          34,108        76,858
Salomon Brothers Variable Total Return
 Fund...................................          36,021        38,918
Wells Fargo Asset Allocation Fund.......          10,712            41
Wells Fargo Equity Income Fund..........           6,883            27
Wells Fargo International Equity Fund...           1,279             3
Wells Fargo Large Company Growth Fund...           1,023             2
Wells Fargo Small Cap Growth Fund.......             768             2
STI Classic VT Capital Appreciation
 Fund...................................       2,335,755       560,284
STI Classic VT Growth and Income Fund...         686,471       585,817
STI Classic VT Mid-Cap Equity Fund......         799,973       200,902
STI Classic VT Value Income Stock
 Fund...................................       1,073,809        72,167
                                          --------------  ------------
                                          $2,508,272,478  $515,246,235
                                          ==============  ============

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                                    NET
                                        UNITS        UNITS       INCREASE
FUND                                   ISSUED       REDEEMED    (DECREASE)
----                                 -----------  ------------  -----------
AIM V.I. Aggressive Growth Fund....    7,664,701     4,064,916    3,599,785
AIM V.I. Basic Value Fund..........   32,319,995     9,116,704   23,203,291
AIM V.I. Blue Chip Fund............    9,982,830     5,884,746    4,098,084
AIM V.I. Capital Appreciation
 Fund..............................    5,521,955     2,229,311    3,292,644
AIM V.I. Dent Demographic Trends
 Fund..............................    3,410,015       776,009    2,634,006
AIM V.I. Government Securities
 Fund..............................   71,196,300    32,570,613   38,625,687
AIM V.I. High Yield Fund...........      542,529       204,825      337,704
AIM V.I. International Growth
 Fund..............................    3,552,528       424,882    3,127,646
AIM V.I. Mid Cap Core Equity
 Fund..............................   26,229,916     4,826,058   21,403,858
AIM V.I. Premier Equity Fund.......   40,687,333     3,294,679   37,392,654
AIM V.I. Small Cap Equity Fund.....      592,966        60,380      532,586
American Funds Asset Allocation
 Fund..............................   12,873,704     1,743,488   11,130,216
American Funds Blue Chip Income and
 Growth Fund.......................   66,019,001    10,657,127   55,361,874
American Funds Bond Fund...........    7,106,125     1,992,780    5,113,345
American Funds Global Growth
 Fund..............................    2,562,821       515,453    2,047,368
American Funds Growth Fund.........   25,791,081     2,660,776   23,130,305
American Funds Growth-Income
 Fund..............................   21,335,596     2,377,548   18,958,048
American Funds International
 Fund..............................    6,670,073       525,906    6,144,167
American Funds New World Fund......    1,249,254       311,919      937,335
American Funds Global Small
 Capitalization Fund...............    2,277,939       434,982    1,842,957

____________________________________ SA-130 ____________________________________

                                                                    NET
                                        UNITS        UNITS       INCREASE
FUND                                   ISSUED       REDEEMED    (DECREASE)
----                                 -----------  ------------  -----------
Franklin Rising Dividends
 Securities Fund...................    6,722,467       206,461    6,516,006
Franklin Income Securities Fund....   19,444,657     1,028,249   18,416,408
Franklin Large Cap Growth
 Securities Fund...................    2,596,637       372,095    2,224,542
Franklin Real Estate Fund..........       31,586        69,167      (37,581)
Franklin Small Cap Fund............    3,977,792     1,234,420    2,743,372
Franklin Strategic Income
 Securities Fund...................    3,554,505       499,346    3,055,159
Mutual Shares Securities Fund......   11,994,760       822,416   11,172,344
Templeton Developing Markets
 Securities Fund...................    1,057,434       353,232      704,202
Templeton Foreign Securities
 Fund..............................    7,362,832       307,942    7,054,890
Templeton Global Asset Allocation
 Fund..............................       19,457        17,199        2,258
Templeton Growth Securities Fund...   11,070,944     1,316,399    9,754,545
Mutual Discovery Securities Fund...    1,767,064       139,070    1,627,994
Hartford Advisers HLS Fund.........   14,697,643     6,143,915    8,553,728
Hartford Bond HLS Fund.............   29,720,119     8,530,723   21,189,396
Hartford Capital Appreciation HLS
 Fund..............................   25,453,678     5,376,278   20,077,400
Hartford Dividend and Growth HLS
 Fund..............................   20,384,110     2,924,745   17,459,365
Hartford Focus HLS Fund............        5,818             1        5,817
Hartford Global Advisers HLS
 Fund..............................       18,716        12,575        6,141
Hartford Global Communications HLS
 Fund..............................        6,407         4,383        2,024
Hartford Global Financial Services
 HLS Fund..........................        4,481         3,206        1,275
Hartford Global Health HLS Fund....       40,723        59,261      (18,538)
Hartford Global Leaders HLS Fund...       72,180        69,737        2,443
Hartford Global Technology HLS
 Fund..............................       22,291        98,945      (76,654)
Hartford Disciplined Equity HLS
 Fund..............................      130,544       130,946         (402)
Hartford Growth HLS Fund...........       11,546             7       11,539
Hartford Growth Opportunities HLS
 Fund..............................        1,478             8        1,470
Hartford High Yield HLS Fund.......       22,664        24,198       (1,534)
Hartford Index HLS Fund............       25,480        31,920       (6,440)
Hartford International Capital
 Appreciation HLS Fund.............       16,132            54       16,078
Hartford International Small
 Company HLS Fund..................        2,212             2        2,210
Hartford International
 Opportunities HLS Fund............    2,253,863       809,384    1,444,479
Hartford MidCap HLS Fund...........        7,977       162,433     (154,456)
Hartford MidCap Value HLS Fund.....       34,683        16,289       18,394
Hartford Money Market HLS Fund.....  125,173,981   110,048,573   15,125,408
Hartford Mortgage Securities HLS
 Fund..............................       24,596        36,334      (11,738)
Hartford Small Company HLS Fund....    3,128,710     1,295,983    1,832,727
Hartford SmallCap Growth HLS
 Fund..............................       35,737        20,894       14,843
Hartford Stock HLS Fund............   12,056,417     2,881,179    9,175,238
Hartford U.S. Government Securities
 HLS Fund..........................       15,393        37,517      (22,124)
Hartford Value HLS Fund............       63,174         2,102       61,072
Hartford Value Opportunities HLS
 Fund..............................      --                  6           (6)
Huntington VA Income Equity Fund...       50,675         2,231       48,444
Huntington VA Dividend Capture
 Fund..............................       63,490         3,591       59,899
Huntington VA Growth Fund..........       30,900         1,780       29,120
Huntington VA Mid Corp America
 Fund..............................       29,304         1,600       27,704
Huntington VA New Economy Fund.....       29,088         1,286       27,802
Huntington VA Rotating Markets
 Fund..............................       47,577         1,798       45,779
Huntington VA Macro 100 Fund.......       91,056         6,959       84,097
Huntington VA Situs Small Cap
 Fund..............................       16,496           677       15,819

____________________________________ SA-131 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                    NET
                                        UNITS        UNITS       INCREASE
FUND                                   ISSUED       REDEEMED    (DECREASE)
----                                 -----------  ------------  -----------
MFS Capital Opportunities Series...      368,215       347,732       20,483
MFS Emerging Growth Series.........      546,389       355,366      191,023
MFS Global Equity Series...........      422,065        60,030      362,035
MFS High Income Series.............    2,640,583     1,255,687    1,384,896
MFS Investors Growth Stock
 Series............................    1,042,108       646,242      395,866
MFS Investors Trust Series.........    4,791,239       596,275    4,194,964
MFS Mid Cap Growth Series..........    3,142,920     1,408,720    1,734,200
MFS New Discovery Series...........    2,519,877       518,040    2,001,837
MFS Total Return Series............    8,533,469       920,142    7,613,327
MFS Value Series...................      792,736       124,360      668,376
Merrill Lynch Global Growth V.I.
 Fund..............................          214             1          213
Merrill Lynch Large Cap Growth V.I.
 Fund..............................       15,681         3,819       11,862
Nations Marsico International
 Opportunities Portfolio...........   12,092,720     1,685,461   10,407,259
Nations High Yield Bond
 Portfolio.........................    8,687,183     2,530,990    6,156,193
Nations International Value
 Portfolio.........................       87,225       504,790     (417,565)
Nations Marsico Focused Equities
 Portfolio.........................    9,249,557     2,940,535    6,309,022
Nations Asset Allocation
 Portfolio.........................    2,888,514     1,301,168    1,587,346
Nations Marsico Growth Portfolio...   15,911,350    10,394,224    5,517,126
Nations Marsico 21st Century
 Portfolio.........................    1,902,326       329,010    1,573,316
Nations Midcap Growth Portfolio....   18,254,787     2,869,139   15,385,648
Nations Small Company Portfolio....    7,284,372     1,386,234    5,898,138
Nations Value Portfolio............   13,920,222     2,647,575   11,272,647
One Group-Registered Trademark-
 Investment Trust Balanced
 Portfolio.........................       90,979           316       90,663
One Group-Registered Trademark-
 Investment Trust Bond Portfolio...      593,793         3,213      590,580
One Group-Registered Trademark-
 Investment Trust Diversified
 Equity Portfolio..................      143,736         1,019      142,717
One Group-Registered Trademark-
 Investment Trust Diversified Mid
 Cap Portfolio.....................       16,941           459       16,482
One Group-Registered Trademark-
 Investment Trust Equity Index
 Portfolio.........................      494,430         2,501      491,929
One Group-Registered Trademark-
 Investment Trust Government Bond
 Portfolio.........................      273,929         1,452      272,477
One Group-Registered Trademark-
 Investment Trust Large Cap Growth
 Portfolio.........................        9,019            20        8,999
One Group-Registered Trademark-
 Investment Trust Mid Cap Growth
 Portfolio.........................      172,661           638      172,023
One Group-Registered Trademark-
 Investment Trust Mid Cap Value
 Portfolio.........................      149,834           664      149,170
Jennison 20/20 Focus Portfolio.....          394        44,468      (44,074)
Jennison Portfolio.................        2,954       115,223     (112,269)
Prudential Value Portfolio.........       16,153        17,870       (1,717)
SP William Blair International
 Growth Portfolio..................      --                 23          (23)
Salomon Brothers Variable All Cap
 Value Fund........................      118,019       243,506     (125,487)
Salomon Brothers Variable High
 Yield Bond Fund...................       35,202        18,965       16,237
Salomon Brothers Variable Investors
 Fund..............................       26,000        64,408      (38,408)
Salomon Brothers Variable Total
 Return Fund.......................       20,054        30,223      (10,169)
Wells Fargo Asset Allocation
 Fund..............................       10,126       --            10,126
Wells Fargo Equity Income Fund.....        6,349       --             6,349
Wells Fargo International Equity
 Fund..............................        1,216       --             1,216
Wells Fargo Large Company Growth
 Fund..............................        1,070       --             1,070
Wells Fargo Small Cap Growth
 Fund..............................          764       --               764
STI Classic VT Capital Appreciation
 Fund..............................      199,865        43,860      156,005
STI Classic VT Growth and Income
 Fund..............................       51,022        40,865       10,157
STI Classic VT Mid-Cap Equity
 Fund..............................       61,628        13,009       48,619
STI Classic VT Value Income Stock
 Fund..............................       78,456         4,488       73,968

____________________________________ SA-132 ____________________________________

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                                   NET
                                        UNITS        UNITS      INCREASE
FUND                                   ISSUED      REDEEMED    (DECREASE)
----                                 -----------  -----------  -----------
AIM V.I. Aggressive Growth Fund....    9,950,742      975,333    8,975,409
AIM V.I. Basic Value Fund..........   39,211,293    1,823,255   37,388,038
AIM V.I. Blue Chip Fund............   12,812,956    1,024,056   11,788,900
AIM V.I. Capital Appreciation
 Fund..............................   12,274,168    4,009,237    8,264,931
AIM V.I. Dent Demographic Trends
 Fund..............................    4,421,506      211,208    4,210,298
AIM V.I. Government Securities
 Fund..............................   77,383,342   29,010,503   48,372,839
AIM V.I. High Yield Fund...........      554,753       76,584      478,169
AIM V.I. International Growth
 Fund..............................   41,691,614   40,194,455    1,497,159
AIM V.I. Mid Cap Core Equity
 Fund..............................   37,271,156    1,417,810   35,853,346
AIM V.I. Premier Equity Fund.......   17,054,810    1,447,978   15,606,832
AIM V.I. Small Cap Equity Fund.....       36,775           89       36,686
American Funds Asset Allocation
 Fund..............................   11,517,681      824,841   10,692,840
American Funds Blue Chip Income and
 Growth Fund.......................   91,015,287    7,323,650   83,691,637
American Funds Bond Fund...........    8,501,865    1,155,431    7,346,434
American Funds Global Growth
 Fund..............................    2,455,940      846,414    1,609,526
American Funds Growth Fund.........   28,696,212    1,840,757   26,855,455
American Funds Growth-Income
 Fund..............................   22,760,603    2,284,318   20,476,285
American Funds International
 Fund..............................    5,960,939    3,456,980    2,503,959
American Funds New World Fund......    2,239,536    1,522,539      716,997
American Funds Global Small
 Capitalization Fund...............    1,687,569      243,189    1,444,380
Franklin Rising Dividends
 Securities Fund...................    2,017,263      122,578    1,894,685
Franklin Income Securities Fund....   11,397,453      269,481   11,127,972
Franklin Large Cap Growth
 Securities Fund...................      980,848       94,500      886,348
Franklin Real Estate Fund..........       41,023       68,812      (27,789)
Franklin Small Cap Fund............    6,575,703    2,138,177    4,437,526
Franklin Strategic Income Fund.....    3,866,473      393,409    3,473,064
Mutual Shares Securities Fund......    9,619,060      664,229    8,954,831
Templeton Developing Markets
 Securities Fund...................    1,596,930    1,195,441      401,489
Templeton Foreign Securities
 Fund..............................    6,128,984    3,946,774    2,182,210
Templeton Global Asset Allocation
 Fund..............................       20,095       24,438       (4,343)
Templeton Growth Securities Fund...    5,722,307    1,751,669    3,970,638
Mutual Discovery Securities Fund...      569,072       16,235      552,837
Hartford Advisers HLS Fund.........   13,917,543    3,674,374   10,243,169
Hartford Bond HLS Fund.............   30,169,167    5,771,689   24,397,478
Hartford Capital Appreciation HLS
 Fund..............................   21,683,174    3,821,541   17,861,633
Hartford Dividend and Growth HLS
 Fund..............................   19,075,681    1,504,520   17,571,161
Hartford Focus HLS Fund............          736            1          735
Hartford Global Advisers HLS
 Fund..............................       17,662       16,628        1,034
Hartford Global Communications HLS
 Fund..............................        1,045            1        1,044
Hartford Global Financial Services
 HLS Fund..........................        8,748           17        8,731
Hartford Global Health HLS Fund....       23,157       24,242       (1,085)
Hartford Global Leaders HLS Fund...       46,969      169,313     (122,344)
Hartford Global Technology HLS
 Fund..............................       64,852      103,662      (38,810)
Hartford Disciplined Equity HLS
 Fund..............................      165,512      161,287        4,225
Hartford Growth HLS Fund...........        8,967            0        8,967
Hartford Growth Opportunities HLS
 Fund..............................        3,260            8        3,252
Hartford High Yield HLS Fund.......       80,258       39,528       40,730

____________________________________ SA-133 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                   NET
                                        UNITS        UNITS      INCREASE
FUND                                   ISSUED      REDEEMED    (DECREASE)
----                                 -----------  -----------  -----------
Hartford Index HLS Fund............       28,894       26,126        2,768
Hartford International Capital
 Appreciation HLS Fund.............        3,394          104        3,290
Hartford International Small
 Company HLS Fund..................       25,550       11,504       14,046
Hartford International
 Opportunities HLS Fund............    2,276,602      490,482    1,786,120
Hartford MidCap HLS Fund...........       66,314      166,267      (99,953)
Hartford MidCap Value HLS Fund.....      103,340       10,969       92,371
Hartford Money Market HLS Fund.....  253,569,476  293,287,270  (39,717,794)
Hartford Mortgage Securities HLS
 Fund..............................       39,117      102,915      (63,798)
Hartford Small Company HLS Fund....    3,480,091      674,312    2,805,779
Hartford SmallCap Growth HLS
 Fund..............................       27,032            3       27,029
Hartford Stock HLS Fund............   11,121,316    3,185,128    7,936,188
Hartford U.S. Government Securities
 HLS Fund..........................       78,362      132,359      (53,997)
Hartford Value HLS Fund............       10,342          541        9,801
Hartford Value Opportunities HLS
 Fund..............................      --                 8           (8)
Huntington VA Income Equity Fund...       34,572          988       33,584
Huntington VA Dividend Capture
 Fund..............................       40,792        1,715       39,077
Huntington VA Growth Fund..........       25,188          456       24,732
Huntington VA Mid Corp
 AmericaFund.......................       24,298          832       23,466
Huntington VA New Economy Fund.....       15,002          796       14,206
Huntington VA Rotating Markets
 Fund..............................       20,960          976       19,984
MFS Capital Opportunities Series...      829,141      377,726      451,415
MFS Emerging Growth Series.........    2,021,268    1,642,638      378,630
MFS Global Equity Series...........      261,249       74,585      186,664
MFS High Income Series.............    7,219,871    3,657,580    3,562,291
MFS Investors Growth Stock
 Series............................    2,369,688      390,417    1,979,271
MFS Investors Trust Series.........    2,443,009      418,359    2,024,650
MFS Mid Cap Growth Series..........    4,158,290      482,592    3,675,698
MFS New Discovery Series...........    2,288,926      918,811    1,370,115
MFS Total Return Series............    9,018,537      640,480    8,378,057
MFS Value Series...................      340,720       20,159      320,561
Merrill Lynch Global Growth V.I.
 Fund..............................       21,989            1       21,988
Merrill Lynch Large Cap Growth V.I.
 Fund..............................      115,621       16,876       98,745
Nations Marsico International
 Opportunities Portfolio Fund......   11,044,522      392,565   10,651,957
Nations High Yield Bond
 Portfolio.........................   11,894,483      991,799   10,902,684
Nations International Value
 Portfolio.........................       36,696      512,853     (476,157)
Nations Marsico Focused Equities
 Portfolio Fund....................   14,456,218      663,972   13,792,246
Nations Asset Allocation
 Portfolio.........................    6,073,052    1,127,744    4,945,308
Nations Capital Growth Portfolio...    6,639,949      749,637    5,890,312
Nations Marsico Growth Portfolio...    7,872,554    1,451,947    6,420,607
Nations Marsico 21st Century
 Portfolio.........................    1,109,978      750,454      359,524
Nations Midcap Growth Portfolio....   19,167,954    1,318,312   17,849,642
Nations Small Company Portfolio....    9,955,047      793,112    9,161,935
Nations Value Portfolio............   16,127,046      792,807   15,334,239
Jennison 20/20 Focus Portfolio.....       19,864        9,128       10,736
Jennison Portfolio.................      131,395       76,560       54,835
Prudential Value Portfolio.........       39,393        8,530       30,863
Prudential Jennison International
 Growth Portfolio..................       25,962       21,556        4,406
Salomon Brothers Variable All Cap
 Value Fund........................      115,744      175,928      (60,184)
Salomon Brothers Variable High
 Yield Bond Fund...................       48,266       20,381       27,885

____________________________________ SA-134 ____________________________________

                                                                   NET
                                        UNITS        UNITS      INCREASE
FUND                                   ISSUED      REDEEMED    (DECREASE)
----                                 -----------  -----------  -----------
Salomon Brothers Variable Investors
 Fund..............................       31,569       73,161      (41,592)
Salomon Brothers Variable Total
 Return Fund.......................       32,771        8,542       24,229
STI Classic VT Capital Appreciation
 Fund..............................      220,480        3,030      217,450
STI Classic VT Growth and Income
 Fund..............................      154,775        1,397      153,378
STI Classic VT Mid-Cap Equity
 Fund..............................       73,817          796       73,021
STI Classic VT Value Income Stock
 Fund..............................       43,016          313       42,703

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
AIM V.I. AGGRESSIVE GROWTH FUND
  2004  Lowest contract charges        357,392   $ 1.243035    $    444,249     1.35%       --            10.31%
        Highest contract charges        87,730     1.202408         105,487     2.46%       --             9.04%
        Remaining contract
        charges                     14,118,360      --           17,218,620     --          --            --
  2003  Lowest contract charges        161,230     1.126905         181,690     0.89%       --            23.61%
        Highest contract charges       135,002     1.103946         149,034     2.32%       --            23.74%
        Remaining contract
        charges                     10,667,465      --           11,871,473     --          --            --
  2002  Lowest contract charges        302,772     0.900389         272,613     1.39%       --           (23.74)%
        Highest contract charges         8,890     0.892186           7,931     0.94%       --            (3.52)%
        Remaining contract
        charges                      1,676,626      --            1,502,335     --          --            --
  2001  Lowest contract charges         47,821     1.180687          56,461     0.33%       --            18.07%
        Highest contract charges           345     1.178713             407     0.49%       --            17.87%
        Remaining contract
        charges                        102,407      --              120,800     --          --            --
AIM V.I. BASIC VALUE FUND
  2004  Lowest contract charges         14,913     1.316677          19,633     0.94%       --            10.02%
        Highest contract charges       338,958     1.258072         426,433     2.46%       --             8.33%
        Remaining contract
        charges                     73,492,934      --           93,997,564     --          --            --
  2003  Lowest contract charges          5,529     1.196762           6,617     0.95%          0.04%      32.36%
        Highest contract charges       422,064     1.162679         490,725     2.33%          0.06%      30.53%
        Remaining contract
        charges                     50,215,921      --           58,941,311     --          --            --
  2002  Lowest contract charges          5,529     0.904142           4,999     0.95%       --           (22.88)%
        Highest contract charges       126,999     0.890762         113,126     0.93%       --            (4.57)%
        Remaining contract
        charges                     13,122,948      --           11,752,150     --          --            --
  2001  Lowest contract charges        458,044     1.170960         536,352     0.36%          0.20%      17.10%
        Highest contract charges        97,071     1.169003         113,476     0.47%          0.19%      16.90%
        Remaining contract
        charges                      1,056,058      --            1,235,626     --          --            --

____________________________________ SA-135 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
AIM V.I. BLUE CHIP FUND
  2004  Lowest contract charges        717,012   $ 1.106811    $    793,599     1.35%          0.14%       3.27%
        Highest contract charges       220,250     1.070633         235,807     2.46%          0.25%       2.09%
        Remaining contract
        charges                     18,862,782      --           20,500,087     --          --            --
  2003  Lowest contract charges        314,990     1.071757         337,593     0.90%       --            17.31%
        Highest contract charges        90,026     1.049910          94,519     2.32%       --            22.24%
        Remaining contract
        charges                     15,296,944      --           16,204,667     --          --            --
  2002  Lowest contract charges        794,226     0.866808         688,442     1.39%       --           (27.19)%
        Highest contract charges        19,290     0.858902          16,568     0.96%       --            (5.31)%
        Remaining contract
        charges                      3,099,544      --            2,674,760     --          --            --
  2001  Lowest contract charges        150,346     1.190472         178,983     0.35%          0.02%      19.05%
        Highest contract charges           362     1.188482             431     0.50%          0.02%      18.85%
        Remaining contract
        charges                        726,092      --              863,666     --          --            --
AIM V.I. CAPITAL APPRECIATION FUND
  2004  Lowest contract charges          3,083     1.275804           3,933     0.94%       --             5.62%
        Highest contract charges           545     1.218998             665     2.41%       --             3.99%
        Remaining contract
        charges                     14,608,245      --           17,212,008     --          --            --
  2003  Lowest contract charges          2,928     1.207936           3,537     0.94%       --            28.30%
        Highest contract charges        46,484     0.807595          37,540     2.38%       --            26.45%
        Remaining contract
        charges                     11,269,817      --           12,746,616     --          --            --
  2002  Lowest contract charges          1,902     0.941523           1,791     0.90%       --           (25.07)%
        Highest contract charges        10,036     0.638670           6,410     1.00%       --            (3.98)%
        Remaining contract
        charges                      3,042,360      --            2,639,549     --          --            --
  2001  Lowest contract charges        126,447     1.254982         158,688     0.36%       --            25.50%
        Highest contract charges        22,375     0.863085          19,311     1.31%       --           (13.69)%
        Remaining contract
        charges                      1,108,173      --            1,312,216     --          --            --
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  2004  Lowest contract charges        460,340     1.250026         575,439     1.34%       --             6.80%
        Highest contract charges       178,550     1.209161         215,896     2.47%       --             5.58%
        Remaining contract
        charges                      6,945,059      --            8,521,810     --          --            --
  2003  Lowest contract charges        175,077     1.170413         204,912     0.89%       --            25.01%
        Highest contract charges        19,796     1.146584          22,698     2.26%       --            34.28%
        Remaining contract
        charges                      4,755,070      --            5,496,864     --          --            --
  2002  Lowest contract charges        181,510     0.861731         156,413     1.39%       --           (33.14)%
        Highest contract charges         4,866     0.854591           4,158     1.73%       --           (33.58)%
        Remaining contract
        charges                        553,269      --              474,431     --          --            --
  2001  Lowest contract charges         11,288     1.288945          14,549     0.15%       --            28.89%
        Highest contract charges           354     1.286794             456     0.50%       --            28.68%
        Remaining contract
        charges                         96,449      --              124,188     --          --            --

____________________________________ SA-136 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
AIM V.I. GOVERNMENT SECURITIES FUND
  2004  Lowest contract charges         19,935   $ 1.105472    $     22,035     0.95%          4.23%       1.59%
        Highest contract charges       348,325     1.056247         367,917     2.45%          8.85%       0.03%
        Remaining contract
        charges                    118,099,582      --          126,808,385     --          --            --
  2003  Lowest contract charges          4,974     1.088130           5,412     0.94%          5.26%       0.11%
        Highest contract charges        57,555     1.055918          60,773     2.37%          5.38%      (1.33)%
        Remaining contract
        charges                     79,779,626      --           85,143,304     --          --            --
  2002  Lowest contract charges      5,888,813     1.080652       6,363,757     1.38%          4.44%       8.07%
        Highest contract charges        11,876     1.070119          12,709     0.88%         10.66%       3.30%
        Remaining contract
        charges                     25,568,627      --           27,493,195     --          --            --
  2001  Lowest contract charges        294,975     0.999945         294,959     0.37%          3.88%      (0.01)%
        Highest contract charges         9,892     0.998268           9,875     0.49%          4.73%      (0.17)%
        Remaining contract
        charges                        455,143      --              454,718     --          --            --
AIM V.I. HIGH YIELD FUND
  2004  Lowest contract charges        422,299     1.201005         507,185     1.70%          3.27%       9.37%
        Highest contract charges         5,724     1.174516           6,722     2.49%          3.75%       8.50%
        Remaining contract
        charges                      1,174,916      --            1,392,801     --          --            --
  2003  Lowest contract charges        358,849     1.098081         394,046     1.70%          7.65%      25.88%
        Highest contract charges        16,888     1.082839          18,287     1.57%         15.96%      13.34%
        Remaining contract
        charges                        889,498      --              968,166     --          --            --
  2002  Lowest contract charges        341,019     0.872296         297,470     1.69%       --            (7.43)%
        Highest contract charges         9,079     0.866662           7,868     0.91%       --             4.08%
        Remaining contract
        charges                        436,970      --              379,187     --          --            --
  2001  Lowest contract charges         94,342     0.942259          88,895     1.10%         22.51%      (5.77)%
        Highest contract charges        97,924     0.940051          92,054     1.32%         24.50%      (5.99)%
        Remaining contract
        charges                         47,708      --               44,895     --          --            --
AIM V.I. INTERNATIONAL GROWTH FUND
  2004  Lowest contract charges        257,992     1.428246         368,476     1.34%          1.09%      22.34%
        Highest contract charges         2,706     1.381589           3,739     2.47%          0.94%      20.95%
        Remaining contract
        charges                      5,091,769      --            7,142,795     --          --            --
  2003  Lowest contract charges         84,301     1.167399          98,413     0.89%          1.25%      28.41%
        Highest contract charges         4,636     1.143632           5,302     2.34%          0.68%      26.07%
        Remaining contract
        charges                      2,135,884      --            2,462,812     --          --            --
  2002  Lowest contract charges         99,391     0.915485          90,991     1.37%          1.71%     (16.85)%
        Highest contract charges         3,783     0.907150           3,431     0.95%          0.99%      (7.64)%
        Remaining contract
        charges                        624,487      --              569,172     --          --            --
  2001  Lowest contract charges          4,491     1.100962           4,945     0.31%          1.31%      10.10%
        Highest contract charges         6,375     1.099736           7,010     0.43%          1.27%       9.97%
        Remaining contract
        charges                          7,407      --                8,148     --          --            --

____________________________________ SA-137 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
AIM V.I. MID CAP CORE EQUITY FUND
  2004  Lowest contract charges         32,304   $ 1.444712    $     46,667     0.95%          0.17%      12.74%
        Highest contract charges       184,485     1.380406         254,664     2.47%          0.29%      11.01%
        Remaining contract
        charges                     65,791,466      --           92,311,846     --          --            --
  2003  Lowest contract charges         20,184     1.281424          25,865     0.95%       --            26.11%
        Highest contract charges        10,043     1.243511          12,489     2.38%       --            24.30%
        Remaining contract
        charges                     44,574,170      --           56,002,913     --          --            --
  2002  Lowest contract charges         19,189     1.016105          19,498     0.93%       --           (11.94)%
        Highest contract charges         1,723     1.000434           1,724     0.78%       --            (1.31)%
        Remaining contract
        charges                      8,730,140      --            8,782,822     --          --            --
  2001  Lowest contract charges        150,846     1.152460         173,844     0.35%          0.28%      15.25%
        Highest contract charges        52,155     1.150530          60,006     0.42%          0.21%      15.05%
        Remaining contract
        charges                        426,384      --              490,939     --          --            --
AIM V.I. PREMIER EQUITY FUND
  2004  Lowest contract charges          1,813     1.047934           1,900     0.96%          0.08%       4.77%
        Highest contract charges         8,911     1.001280           8,922     2.48%          1.06%       3.16%
        Remaining contract
        charges                     60,246,699      --           60,496,769     --          --            --
  2003  Lowest contract charges         11,277     1.000201          11,279     0.95%          0.31%      23.90%
        Highest contract charges       179,935     0.734369         132,138     1.54%          1.15%      17.13%
        Remaining contract
        charges                     22,673,557      --           21,419,691     --          --            --
  2002  Lowest contract charges         11,292     0.807282           9,115     0.95%          0.43%     (30.92)%
        Highest contract charges        16,733     0.795329          13,308     0.97%          0.60%      (5.87)%
        Remaining contract
        charges                      7,229,914      --            5,252,154     --          --            --
  2001  Lowest contract charges        161,484     1.167129         188,473     0.36%          0.21%      16.71%
        Highest contract charges        97,812     0.881166          86,189     1.30%          0.24%     (11.88)%
        Remaining contract
        charges                      1,135,061      --            1,028,885     --          --            --
AIM V.I. SMALL CAP EQUITY FUND
  2004  Lowest contract charges         34,537    11.646808         402,239     1.34%          0.01%       7.94%
        Highest contract charges         3,738    11.488515          42,941     2.42%          0.01%       6.71%
        Remaining contract
        charges                        530,997      --            6,140,237     --          --            --
  2003  Lowest contract charges          1,583    10.790046          17,080     0.21%          0.07%       7.90%
        Highest contract charges         4,460    10.773220          48,053     0.43%          0.15%       7.73%
        Remaining contract
        charges                         30,643      --              330,315     --          --            --
AMERICAN FUNDS ASSET ALLOCATION FUND
  2004  Lowest contract charges         31,500    12.192260         384,068     0.95%          2.06%       7.32%
        Highest contract charges       140,955    10.888180       1,534,739     2.48%          4.16%       5.67%
        Remaining contract
        charges                     27,604,737      --          303,881,995     --          --            --
  2003  Lowest contract charges         25,058    11.361024         284,681     0.95%          2.79%      20.59%
        Highest contract charges       104,344    10.056939       1,049,378     2.33%          3.60%      18.92%
        Remaining contract
        charges                     16,517,574      --          170,141,584     --          --            --
  2002  Lowest contract charges         11,558     9.421141         108,886     0.94%          6.80%     (13.21)%
        Highest contract charges        11,606     8.457210          98,158     0.95%          7.15%      (4.01)%
        Remaining contract
        charges                      5,930,973      --           51,011,360     --          --            --
  2001  Lowest contract charges        891,386     9.975280       8,891,824     1.37%          3.44%      (0.88)%
        Highest contract charges        66,383     9.861497         654,638     1.76%          1.18%      (3.42)%
        Remaining contract
        charges                      1,152,122      --           11,483,466     --          --            --

____________________________________ SA-138 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2004  Lowest contract charges        246,118   $ 1.010226    $    248,636     0.95%          0.67%       8.71%
        Highest contract charges       848,687     0.963014         817,298     2.48%          0.76%       7.04%
        Remaining contract
        charges                    173,410,785      --          169,988,158     --          --            --
  2003  Lowest contract charges        172,227     0.929316         160,053     0.95%       --            29.49%
        Highest contract charges        67,552     0.899720          60,778     2.38%       --            27.63%
        Remaining contract
        charges                    118,903,937      --          108,175,918     --          --            --
  2002  Lowest contract charges         69,862     0.717667          50,138     0.94%          4.45%     (23.80)%
        Highest contract charges         3,233     0.704939           2,279     0.93%       --            (6.71)%
        Remaining contract
        charges                     35,378,981      --           25,106,764     --          --            --
  2001  Lowest contract charges      1,258,038     0.939729       1,182,215     0.65%          0.93%      (6.03)%
        Highest contract charges       524,336     0.936956         491,280     0.92%          0.95%      (6.30)%
        Remaining contract
        charges                      3,161,262      --            2,966,451     --          --            --
AMERICAN FUNDS BOND FUND
  2004  Lowest contract charges         17,553    13.723684         240,877     0.95%          3.86%       4.72%
        Highest contract charges        51,011    12.337271         629,330     2.48%          3.61%       3.11%
        Remaining contract
        charges                     18,012,718      --          232,492,034     --          --            --
  2003  Lowest contract charges         13,293    13.105524         174,215     0.95%          3.91%      11.73%
        Highest contract charges        10,910    11.965616         130,544     2.38%          3.36%      10.12%
        Remaining contract
        charges                     12,943,734      --          161,271,597     --          --            --
  2002  Lowest contract charges         12,134    11.729397         142,328     0.94%          0.69%       3.06%
        Highest contract charges         1,469    10.865552          15,967     0.92%       --             6.62%
        Remaining contract
        charges                      5,607,900      --           63,480,647     --          --            --
  2001  Lowest contract charges      1,028,906    11.158333      11,480,874     1.37%          4.84%       6.64%
        Highest contract charges       127,876    11.031113       1,410,614     1.70%          1.56%       3.23%
        Remaining contract
        charges                      1,419,330      --           15,654,918     --          --            --
AMERICAN FUNDS GLOBAL GROWTH FUND
  2004  Lowest contract charges          7,631    11.947825          91,171     0.94%          0.39%      12.41%
        Highest contract charges        44,539     8.180564         364,354     2.46%          0.46%      10.69%
        Remaining contract
        charges                      6,533,491      --           70,518,602     --          --            --
  2003  Lowest contract charges          2,922    10.628399          31,055     0.95%          0.40%      34.00%
        Highest contract charges            94     8.056988             759     2.26%          0.51%      32.07%
        Remaining contract
        charges                      4,535,277      --           44,669,760     --          --            --
  2002  Lowest contract charges          2,390     7.931821          18,956     0.94%          0.63%     (15.45)%
        Highest contract charges         1,199     7.813756           9,369     0.93%       --             0.98%
        Remaining contract
        charges                      2,925,178      --           22,477,863     --          --            --
  2001  Lowest contract charges            120     9.380782           1,130     0.21%       --           (15.03)%
        Highest contract charges        48,387     9.352564         452,539     1.75%          1.10%     (20.41)%
        Remaining contract
        charges                      1,774,686      --           16,557,263     --          --            --

____________________________________ SA-139 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
AMERICAN FUNDS GROWTH FUND
  2004  Lowest contract charges         42,471   $12.197135    $    518,021     0.95%          0.18%      11.43%
        Highest contract charges       468,853     7.827248       3,669,828     2.47%          0.31%       9.72%
        Remaining contract
        charges                     65,048,899      --          642,758,376     --          --            --
  2003  Lowest contract charges         35,224    10.945673         385,546     0.95%          0.13%      35.52%
        Highest contract charges        33,403     7.107056         237,400     2.38%          0.17%      33.57%
        Remaining contract
        charges                     42,361,291      --          389,719,430     --          --            --
  2002  Lowest contract charges         17,733     8.077122         143,228     0.95%          0.05%     (25.17)%
        Highest contract charges         3,087     5.320989          16,426     0.88%          0.20%      (0.10)%
        Remaining contract
        charges                     15,553,643      --          114,499,384     --          --            --
  2001  Lowest contract charges          2,195    10.793870          23,691     0.88%          0.29%     (18.93)%
        Highest contract charges       294,561    10.288947       3,030,719     1.78%          0.27%     (24.38)%
        Remaining contract
        charges                     10,269,826      --          103,474,349     --          --            --
AMERICAN FUNDS GROWTH--INCOME FUND
  2004  Lowest contract charges         66,034    13.442572         887,665     0.95%          0.88%       9.33%
        Highest contract charges       318,876    11.710192       3,734,103     2.47%          1.62%       7.65%
        Remaining contract
        charges                     56,093,003      --          657,483,748     --          --            --
  2003  Lowest contract charges         60,328    12.295297         741,752     0.95%          1.21%      31.18%
        Highest contract charges        47,320    10.721995         507,366     2.38%          1.52%      29.29%
        Remaining contract
        charges                     37,412,217      --          403,029,042     --          --            --
  2002  Lowest contract charges         30,679     9.373211         287,564     0.94%          2.72%     (19.12)%
        Highest contract charges         3,390     8.293041          28,113     0.89%          6.90%      (3.56)%
        Remaining contract
        charges                     17,009,511      --          140,736,557     --          --            --
  2001  Lowest contract charges          1,947    11.588474          22,557     0.83%       --             1.59%
        Highest contract charges       402,520    10.207943       4,108,905     1.74%          0.85%      (3.33)%
        Remaining contract
        charges                     10,752,532      --          110,759,897     --          --            --
AMERICAN FUNDS INTERNATIONAL FUND
  2004  Lowest contract charges         11,445    11.258248         128,862     0.94%          2.98%      18.19%
        Highest contract charges        65,212     7.878061         513,741     2.47%          2.34%      16.37%
        Remaining contract
        charges                     12,141,199      --          126,332,462     --          --            --
  2003  Lowest contract charges          3,048     9.525521          29,031     0.95%          1.24%      33.58%
        Highest contract charges           949     7.405010           7,025     2.39%          1.57%      31.66%
        Remaining contract
        charges                      6,069,692      --           56,421,063     --          --            --
  2002  Lowest contract charges          3,437     7.131052          24,506     0.94%          2.85%     (15.65)%
        Highest contract charges           307     5.624453           1,725     0.92%       --            (3.00)%
        Remaining contract
        charges                      3,565,986      --           26,142,026     --          --            --
  2001  Lowest contract charges            391     8.453967           3,305     0.91%          0.84%     (20.65)%
        Highest contract charges        62,368     8.800789         548,888     1.74%          0.41%     (24.12)%
        Remaining contract
        charges                      3,047,778      --           26,818,897     --          --            --

____________________________________ SA-140 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
AMERICAN FUNDS NEW WORLD FUND
  2004  Lowest contract charges            589   $15.210970    $      8,943     0.94%          2.29%      17.68%
        Highest contract charges        16,540    12.914857         213,606     2.47%          2.52%      15.87%
        Remaining contract
        charges                      2,187,806      --           30,241,675     --          --            --
  2003  Lowest contract charges         40,899    12.765628         522,103     0.88%       --            33.34%
        Highest contract charges         2,107    11.765582          24,792     2.32%          1.00%      35.95%
        Remaining contract
        charges                      1,224,594      --           14,478,687     --          --            --
  2002  Lowest contract charges        246,870     8.820144       2,177,433     1.40%          1.73%      (6.98)%
        Highest contract charges           604     8.654552           5,227     0.98%       --            (0.30)%
        Remaining contract
        charges                        303,130      --            2,630,450     --          --            --
  2001  Lowest contract charges        208,197     9.481613       1,974,042     1.38%          0.19%      (5.53)%
        Highest contract charges         3,864     9.373399          36,219     1.78%          0.20%     (10.41)%
        Remaining contract
        charges                        161,630      --            1,516,592     --          --            --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2004  Lowest contract charges         10,996    13.406321         147,425     0.94%       --            19.74%
        Highest contract charges        33,221     9.893043         328,654     2.46%       --            17.90%
        Remaining contract
        charges                      4,343,215      --           53,267,193     --          --            --
  2003  Lowest contract charges          2,012    11.196332          22,528     0.94%          0.33%      52.08%
        Highest contract charges           882     8.501150           7,499     2.39%          0.60%      49.89%
        Remaining contract
        charges                      2,541,581      --           27,196,578     --          --            --
  2002  Lowest contract charges        466,524     7.782819       3,630,872     1.40%          0.73%     (20.18)%
        Highest contract charges           644     5.671489           3,653     0.84%       --            (5.41)%
        Remaining contract
        charges                        632,927      --            4,752,760     --          --            --
  2001  Lowest contract charges        363,278     9.750312       3,542,075     1.38%          0.86%     (14.07)%
        Highest contract charges        13,586     9.638932         130,954     1.70%          0.46%     (18.13)%
        Remaining contract
        charges                        429,422      --            4,144,815     --          --            --
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  2004  Lowest contract charges          5,943    13.343129          79,254     0.94%          0.71%       9.95%
        Highest contract charges       111,923    13.010868       1,456,211     2.47%          0.49%       8.26%
        Remaining contract
        charges                      8,292,825      --          109,031,559     --          --            --
  2003  Lowest contract charges            859    12.107290          10,399     0.86%       --            21.07%
        Highest contract charges        29,933    12.022402         359,862     1.56%       --            20.22%
        Remaining contract
        charges                      1,863,893      --           22,491,772     --          --            --
FRANKLIN INCOME SECURITIES FUND
  2004  Lowest contract charges          7,534    13.642332         102,782     0.94%          3.03%      12.78%
        Highest contract charges       225,859    13.122761       2,963,897     2.47%          2.82%      11.05%
        Remaining contract
        charges                     29,949,118      --          399,400,715     --          --            --
  2003  Lowest contract charges          2,306    12.026069          27,731     1.28%          0.96%      30.02%
        Highest contract charges         5,136    11.817583          60,698     2.39%          5.09%      28.60%
        Remaining contract
        charges                     11,758,660      --          140,259,254     --          --            --
  2002  Lowest contract charges         89,571     9.243280         827,934     0.93%          1.48%      (7.57)%
        Highest contract charges         2,347     9.189550          21,571     0.91%       --             4.80%
        Remaining contract
        charges                        546,212      --            5,032,998     --          --            --

____________________________________ SA-141 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  2004  Lowest contract charges            217   $11.174616    $      2,439     0.94%          0.69%       6.91%
        Highest contract charges        14,152    10.748796         152,115     2.47%          0.39%       5.27%
        Remaining contract
        charges                      3,164,948      --           34,515,753     --          --            --
  2003  Lowest contract charges            338    10.452055           3,532     0.93%          0.78%      25.75%
        Highest contract charges         4,138    10.219357          42,289     2.34%          0.67%      24.00%
        Remaining contract
        charges                        950,299      --            9,786,694     --          --            --
  2002  Lowest contract charges            219     8.312007           1,823     0.63%       --           (16.88)%
        Highest contract charges         3,381     8.241398          27,865     0.97%       --            (4.29)%
        Remaining contract
        charges                         64,826      --              535,712     --          --            --
FRANKLIN REAL ESTATE FUND
  2004  Lowest contract charges        163,732    21.373611       3,499,540     1.40%          1.87%      29.97%
        Highest contract charges           703    20.578259          14,465     2.35%          1.89%      28.74%
        Remaining contract
        charges                        220,761      --            4,569,790     --          --            --
  2003  Lowest contract charges        176,907    16.445011       2,909,231     1.40%          2.51%      33.86%
        Highest contract charges           717    15.984121          11,458     2.34%          2.57%      32.60%
        Remaining contract
        charges                        245,153      --            3,915,877     --          --            --
  2002  Lowest contract charges        192,809    12.284965       2,368,652     1.40%          2.77%       0.65%
        Highest contract charges           449    12.054495           5,415     0.91%       --            (5.17)%
        Remaining contract
        charges                        257,307      --            3,074,728     --          --            --
  2001  Lowest contract charges         88,039    12.205308       1,074,540     1.37%          3.71%       6.38%
        Highest contract charges         8,895    12.066122         107,329     1.74%       --             3.94%
        Remaining contract
        charges                        187,809      --            2,235,850     --          --            --
FRANKLIN SMALL CAP FUND
  2004  Lowest contract charges          1,897    11.869463          22,508     0.95%       --            10.42%
        Highest contract charges        71,934     6.816177         490,318     2.48%       --             8.72%
        Remaining contract
        charges                      9,722,180      --           92,613,848     --          --            --
  2003  Lowest contract charges          1,267    10.749301          13,621     0.97%       --            35.95%
        Highest contract charges           184     6.297494           1,157     2.45%       --            34.00%
        Remaining contract
        charges                      7,051,188      --           63,312,433     --          --            --
  2002  Lowest contract charges          1,139     7.906886           9,005     0.94%          0.22%     (29.36)%
        Highest contract charges         5,259     8.073574          42,458     0.96%       --            (1.45)%
        Remaining contract
        charges                      1,950,845      --           14,988,683     --          --            --
  2001  Lowest contract charges            102    11.193018           1,137     0.64%       --           (16.05)%
        Highest contract charges        17,907    11.566880         207,129     1.77%          0.27%     (21.27)%
        Remaining contract
        charges                      1,298,555      --           14,760,648     --          --            --

____________________________________ SA-142 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  2004  Lowest contract charges          3,038   $15.102795    $     45,897     0.93%          2.30%       8.97%
        Highest contract charges        47,514    13.521731         642,473     2.47%          2.21%       7.30%
        Remaining contract
        charges                      7,548,776      --          105,994,364     --          --            --
  2003  Lowest contract charges          2,279    13.859065          31,587     0.95%          2.65%      19.22%
        Highest contract charges         3,808    12.519934          47,672     2.33%          0.90%      17.50%
        Remaining contract
        charges                      4,538,082      --           59,109,751     --          --            --
  2002  Lowest contract charges          2,280    11.624901          26,501     0.95%          0.01%       4.12%
        Highest contract charges           351    10.654942           3,736     0.84%       --             7.84%
        Remaining contract
        charges                      1,068,471      --           11,905,547     --          --            --
  2001  Lowest contract charges        193,158    10.866369       2,098,930     1.37%          5.70%       3.05%
        Highest contract charges         6,744    10.742457          72,450     1.75%         13.60%      (1.10)%
        Remaining contract
        charges                        257,884      --            2,772,245     --          --            --
MUTUAL SHARES SECURITIES FUND
  2004  Lowest contract charges          8,663    15.549701         134,691     0.95%          0.78%      11.57%
        Highest contract charges       149,130    13.236404       1,973,943     2.47%          0.71%       9.85%
        Remaining contract
        charges                     23,871,228      --          320,263,265     --          --            --
  2003  Lowest contract charges          8,671    13.937527         120,849     0.95%          1.05%      23.97%
        Highest contract charges        12,664    11.592760         146,815     2.38%          0.90%      22.18%
        Remaining contract
        charges                     12,835,342      --          155,151,274     --          --            --
  2002  Lowest contract charges          7,555    11.243085          84,947     0.94%          1.20%     (12.65)%
        Highest contract charges         1,086     9.488086          10,303     0.93%       --            (2.94)%
        Remaining contract
        charges                      3,893,205      --           38,606,090     --          --            --
  2001  Lowest contract charges             89    12.870679           1,152     0.65%       --             6.03%
        Highest contract charges        46,888    11.415795         535,263     1.76%          0.39%      (0.04)%
        Remaining contract
        charges                      1,573,633      --           18,059,751     --          --            --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  2004  Lowest contract charges            250    15.109178           3,807     0.94%       --            23.65%
        Highest contract charges         8,288    13.278865         110,059     2.47%          2.14%      21.75%
        Remaining contract
        charges                      1,303,962      --           17,781,859     --          --            --
  2003  Lowest contract charges          5,703    12.067090          68,814     0.88%       --            45.26%
        Highest contract charges           555    10.186685           5,654     2.34%          1.35%      50.17%
        Remaining contract
        charges                        602,040      --            6,612,760     --          --            --
  2002  Lowest contract charges         90,575     6.913177         626,163     1.40%          1.65%      (1.35)%
        Highest contract charges           501     6.783293           3,402     0.97%       --            (0.77)%
        Remaining contract
        charges                        115,733      --              803,199     --          --            --
  2001  Lowest contract charges         67,339     7.008039         471,911     1.38%          1.04%      (9.36)%
        Highest contract charges           239     6.927973           1,653     1.81%       --           (16.88)%
        Remaining contract
        charges                         56,622      --              401,500     --          --            --

____________________________________ SA-143 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
TEMPLETON FOREIGN SECURITIES FUND
  2004  Lowest contract charges          1,390   $11.321045    $     15,764     0.95%          1.33%      17.41%
        Highest contract charges        43,672     9.878123         431,401     2.47%          1.00%      15.60%
        Remaining contract
        charges                     10,548,259      --          108,883,014     --          --            --
  2003  Lowest contract charges            907     9.642470           8,748     0.94%          1.80%      30.96%
        Highest contract charges         4,696     8.544872          40,124     2.37%          1.44%      29.08%
        Remaining contract
        charges                      3,532,828      --           31,460,030     --          --            --
  2002  Lowest contract charges             68     7.362715             498     0.73%       --           (19.33)%
        Highest contract charges           820     6.886804           5,644     0.96%       --            (9.09)%
        Remaining contract
        charges                      1,355,333      --            9,412,485     --          --            --
  2001  Lowest contract charges        288,512     8.740011       2,521,601     1.38%          2.87%     (17.16)%
        Highest contract charges         1,766     8.640238          15,258     1.80%          5.39%     (17.26)%
        Remaining contract
        charges                        518,017      --            4,487,865     --          --            --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  2004  Lowest contract charges          1,519    14.043980          21,331     0.95%          3.28%      14.63%
        Highest contract charges         2,286    12.251426          28,004     2.05%          2.87%      13.37%
        Remaining contract
        charges                        287,874      --            3,803,126     --          --            --
  2003  Lowest contract charges          2,581    12.252158          31,623     0.95%          2.58%      30.71%
        Highest contract charges         1,799    10.806476          19,443     2.03%       --            29.28%
        Remaining contract
        charges                        285,041      --            3,303,766     --          --            --
  2002  Lowest contract charges          2,583     9.373724          24,209     0.95%          2.19%      (5.29)%
        Highest contract charges         3,069     8.821303          27,077     2.00%          1.74%      (6.28)%
        Remaining contract
        charges                        288,113      --            2,570,687     --          --            --
  2001  Lowest contract charges        142,846     9.521245       1,360,074     1.38%          1.32%     (11.20)%
        Highest contract charges         3,161     9.412598          29,755     1.65%          1.85%     (11.87)%
        Remaining contract
        charges                        161,817      --            1,531,201     --          --            --
TEMPLETON GROWTH SECURITIES FUND
  2004  Lowest contract charges          2,658    13.443331          35,739     0.94%          1.31%      14.93%
        Highest contract charges       313,025    11.535531       3,610,905     2.47%          0.62%      13.16%
        Remaining contract
        charges                     14,511,112      --          177,137,908     --          --            --
  2003  Lowest contract charges          2,921    11.555589          33,757     1.27%       --            30.43%
        Highest contract charges        21,412    10.525852         225,385     2.33%          1.23%      29.07%
        Remaining contract
        charges                      5,047,917      --           53,817,909     --          --            --
  2002  Lowest contract charges        375,559     8.311222       3,121,354     1.40%          2.29%     (19.62)%
        Highest contract charges         4,136     8.155183          33,733     0.96%       --            (8.93)%
        Remaining contract
        charges                        721,916      --            5,927,471     --          --            --
  2001  Lowest contract charges        266,440    10.340363       2,755,091     1.38%          1.88%      (2.68)%
        Highest contract charges        13,545    10.222412         138,462     1.76%          0.58%      (3.82)%
        Remaining contract
        charges                        437,519      --            4,492,981     --          --            --
MUTUAL DISCOVERY SECURITIES FUND
  2004  Lowest contract charges            296    14.593317           4,317     0.62%       --            17.08%
        Highest contract charges        26,457    14.229936         376,479     2.48%          1.19%      15.28%
        Remaining contract
        charges                      2,154,077      --           30,968,068     --          --            --
  2003  Lowest contract charges          2,586    12.435649          32,160     0.86%       --            24.36%
        Highest contract charges         6,500    12.348414          80,267     1.54%       --            23.48%
        Remaining contract
        charges                        543,750      --            6,738,736     --          --            --

____________________________________ SA-144 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
HARTFORD ADVISERS HLS FUND
  2004  Lowest contract charges      6,377,220   $ 1.117498    $  7,126,531     1.40%          1.82%       2.05%
        Highest contract charges     1,252,341     0.929969       1,164,638     2.45%          2.95%       0.93%
        Remaining contract
        charges                     38,659,817      --           36,482,628     --          --            --
  2003  Lowest contract charges      7,147,982     1.095089       7,827,676     1.40%          2.52%      16.55%
        Highest contract charges       178,360     0.921407         164,342     2.38%          3.11%      15.40%
        Remaining contract
        charges                     30,409,308      --           28,341,446     --          --            --
  2002  Lowest contract charges      7,695,775     0.939556       7,230,611     1.40%          2.81%     (15.18)%
        Highest contract charges         8,294     0.798483           6,623     1.00%          3.06%      (2.01)%
        Remaining contract
        charges                     19,788,410      --           15,938,469     --          --            --
  2001  Lowest contract charges      7,825,629     1.107730       8,668,684     1.38%          2.07%      (6.14)%
        Highest contract charges       324,094     0.948949         307,549     1.32%          2.44%      (5.11)%
        Remaining contract
        charges                      6,353,361      --            6,103,905     --          --            --
HARTFORD BOND HLS FUND
  2004  Lowest contract charges      1,277,261     1.411419       1,802,750     1.40%          4.55%       2.91%
        Highest contract charges     1,540,308     1.191419       1,835,153     2.47%          4.52%       1.79%
        Remaining contract
        charges                     69,839,752      --           84,155,955     --          --            --
  2003  Lowest contract charges      1,311,057     1.371476       1,798,083     1.40%          4.01%       6.08%
        Highest contract charges       526,592     1.170513         616,383     2.39%          4.19%       5.03%
        Remaining contract
        charges                     49,630,276      --           58,564,571     --          --            --
  2002  Lowest contract charges      1,492,806     1.292850       1,929,974     1.40%          4.05%       8.30%
        Highest contract charges       166,880     1.114483         185,985     0.97%       --             5.97%
        Remaining contract
        charges                     25,410,762      --           28,484,190     --          --            --
  2001  Lowest contract charges      1,109,349     1.193725       1,324,257     1.37%          3.90%       6.98%
        Highest contract charges       508,477     1.037260         527,422     1.31%          1.56%       3.73%
        Remaining contract
        charges                      5,768,931      --            6,026,018     --          --            --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges      6,012,800     1.807982      10,871,033     1.40%          0.22%      17.41%
        Highest contract charges     1,656,954     1.108442       1,836,638     2.46%          0.44%      16.13%
        Remaining contract
        charges                     57,211,800      --           64,630,767     --          --            --
  2003  Lowest contract charges      6,277,189     1.539851       9,665,936     1.40%          0.42%      40.05%
        Highest contract charges       397,700     0.954495         379,602     2.38%          0.51%      38.66%
        Remaining contract
        charges                     38,129,265      --           37,065,515     --          --            --
  2002  Lowest contract charges      6,347,688     1.099491       6,979,226     1.40%          0.45%     (21.00)%
        Highest contract charges       152,261     0.688373         104,812     0.97%          1.55%       1.63%
        Remaining contract
        charges                     20,442,571      --           14,353,216     --          --            --
  2001  Lowest contract charges      6,459,931     1.391694       8,990,248     1.38%          0.57%      (8.40)%
        Highest contract charges       174,500     0.878290         153,261     1.33%          0.71%     (12.17)%
        Remaining contract
        charges                      6,055,579      --            5,602,008     --          --            --

____________________________________ SA-145 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2004  Lowest contract charges      2,179,542   $ 1.279022    $  2,787,682     1.40%          1.19%      10.58%
        Highest contract charges     1,101,916     1.066670       1,175,381     2.48%          2.51%       9.37%
        Remaining contract
        charges                     47,389,011      --           51,174,113     --          --            --
  2003  Lowest contract charges      2,256,078     1.156620       2,609,425     1.40%          1.37%      24.73%
        Highest contract charges       738,736     0.975265         720,463     2.39%          1.52%      23.48%
        Remaining contract
        charges                     30,216,290      --           29,730,834     --          --            --
  2002  Lowest contract charges      2,073,201     0.927337       1,922,556     1.40%          1.41%     (15.61)%
        Highest contract charges       548,354     0.789791         433,085     0.85%         10.84%      (3.79)%
        Remaining contract
        charges                     13,018,390      --           10,344,767     --          --            --
  2001  Lowest contract charges      1,652,693     1.098868       1,816,091     1.37%          1.82%      (5.54)%
        Highest contract charges       213,596     0.943379         201,502     1.31%          2.87%      (5.66)%
        Remaining contract
        charges                      2,472,704      --            2,352,410     --          --            --
HARTFORD FOCUS HLS FUND
  2004  Lowest contract charges          7,307     0.977503           7,143     1.39%          0.14%       1.47%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges          1,490     0.963308           1,435     1.38%          0.18%      26.27%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges            755     0.762917             576     1.38%       --           (25.81)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges             50     1.028346              52     0.32%          0.64%       2.83%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD GLOBAL ADVISERS HLS FUND
  2004  Lowest contract charges        194,988     1.819776         354,834     1.40%       --            10.90%
        Highest contract charges        27,217     1.806109          49,157     1.55%       --            10.74%
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges        188,842     1.640868         309,865     1.40%          0.68%      20.27%
        Highest contract charges        27,222     1.630988          44,398     1.53%          1.54%      20.09%
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges        203,341     1.364277         277,413     1.40%       --           (10.41)%
        Highest contract charges        11,689     1.358095          15,874     1.55%       --           (10.55)%
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges        248,377     1.522857         378,243     1.38%          0.56%      (7.72)%
        Highest contract charges         8,252     1.515441          12,505     1.59%          0.64%      (7.98)%
        Remaining contract
        charges                         10,693      --               16,233     --          --            --

____________________________________ SA-146 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  2004  Lowest contract charges          4,061   $ 0.942122    $      3,826     1.40%       --            21.20%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges          2,037     0.777330           1,584     1.39%       --            57.85%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges            993     0.492758             489     1.44%          0.44%     (30.48)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges          1,157     0.708772             820     0.87%          1.09%     (29.12)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  2004  Lowest contract charges         61,689     1.073564          66,227     1.40%       --            10.51%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges         60,414     0.971460          58,690     1.40%          1.42%      28.16%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges         51,683     0.758027          39,177     1.40%          1.03%     (20.17)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges         25,195     0.949496          23,923     0.92%          0.43%      (5.05)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD GLOBAL HEALTH HLS FUND
  2004  Lowest contract charges        441,436     1.737313         766,912     1.40%       --            10.96%
        Highest contract charges           294     1.711710             503     1.74%       --            10.57%
        Remaining contract
        charges                         56,658      --               97,744     --          --            --
  2003  Lowest contract charges        442,299     1.565738         692,524     1.40%       --            30.15%
        Highest contract charges           257     1.548076             398     1.69%       --            29.69%
        Remaining contract
        charges                         74,370      --              115,803     --          --            --
  2002  Lowest contract charges        441,415     1.203047         531,044     1.40%       --           (18.31)%
        Highest contract charges         3,192     1.198431           3,826     1.59%       --           (18.48)%
        Remaining contract
        charges                         73,402      --               87,953     --          --            --
  2001  Lowest contract charges        461,055     1.472778         679,032     1.37%       --             0.44%
        Highest contract charges         4,751     1.466397           6,966     1.59%       --             6.09%
        Remaining contract
        charges                        114,177      --              167,740     --          --            --

____________________________________ SA-147 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
HARTFORD GLOBAL LEADERS HLS FUND
  2004  Lowest contract charges      1,169,200   $ 1.815622    $  2,122,825     1.40%          0.39%      17.24%
        Highest contract charges        27,431     1.781427          48,867     1.84%          2.89%      16.65%
        Remaining contract
        charges                        114,663      --              206,442     --          --            --
  2003  Lowest contract charges      1,198,560     1.548670       1,856,174     1.40%          0.52%      33.36%
        Highest contract charges         8,586     1.530376          13,139     1.75%          0.51%      32.89%
        Remaining contract
        charges                        101,705      --              156,559     --          --            --
  2002  Lowest contract charges      1,309,655     1.161281       1,520,877     1.40%          0.65%     (20.82)%
        Highest contract charges           954     1.156831           1,103     1.53%          0.98%     (20.98)%
        Remaining contract
        charges                        120,586      --              139,401     --          --            --
  2001  Lowest contract charges      1,525,357     1.466613       2,237,108     1.39%          0.38%     (17.89)%
        Highest contract charges           674     1.463915             986     1.40%          0.93%     (17.15)%
        Remaining contract
        charges                        134,855      --              197,180     --          --            --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2004  Lowest contract charges      1,076,689     0.450790         485,360     1.40%       --            (0.31)%
        Highest contract charges         1,018     0.444122             452     1.75%       --            (0.66)%
        Remaining contract
        charges                          4,836      --                2,165     --          --            --
  2003  Lowest contract charges      1,153,481     0.452186         521,588     1.40%       --            58.86%
        Highest contract charges           877     0.447058             392     1.67%       --            58.31%
        Remaining contract
        charges                          4,839      --                2,176     --          --            --
  2002  Lowest contract charges      1,164,451     0.284643         331,453     1.41%       --           (39.55)%
        Highest contract charges         6,393     0.283547           1,813     1.62%       --           (39.67)%
        Remaining contract
        charges                         27,164      --                7,700     --          --            --
  2001  Lowest contract charges      1,267,220     0.470834         596,650     1.39%       --           (24.02)%
        Highest contract charges         4,184     0.469962           1,966     1.42%       --           (35.38)%
        Remaining contract
        charges                        102,020      --               47,914     --          --            --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2004  Lowest contract charges        679,473     1.197237         813,490     1.40%          0.99%       6.64%
        Highest contract charges        64,584     1.178956          76,142     1.75%          0.82%       6.26%
        Remaining contract
        charges                         54,318      --               64,542     --          --            --
  2003  Lowest contract charges        675,787     1.122715         758,716     1.40%          0.97%      26.71%
        Highest contract charges        84,848     1.109457          94,136     1.73%          1.47%      26.27%
        Remaining contract
        charges                         38,142      --               42,563     --          --            --
  2002  Lowest contract charges        728,305     0.886037         645,305     1.40%          0.30%     (25.89)%
        Highest contract charges        66,247     0.882013          58,431     1.55%          0.28%     (26.00)%
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges        778,701     1.195619         931,030     1.38%       --            (9.46)%
        Highest contract charges         7,723     1.189781           9,188     1.59%       --           (13.98)%
        Remaining contract
        charges                         72,098      --               85,940     --          --            --
HARTFORD GROWTH HLS FUND
  2004  Lowest contract charges         20,506     1.237646          25,380     1.40%       --            10.66%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges          8,967     1.118468          10,029     1.23%       --            --
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --

____________________________________ SA-148 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2004  Lowest contract charges         14,402   $ 1.249263    $     17,991     1.40%       --            15.27%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges         12,932     1.083781          14,016     1.24%       --            41.45%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges          9,680     0.766231           7,417     0.93%       --           (23.38)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD HIGH YIELD HLS FUND
  2004  Lowest contract charges        302,110     1.261345         381,064     1.40%          4.73%       5.65%
        Highest contract charges        16,133     1.242075          20,038     1.74%          4.54%       5.28%
        Remaining contract
        charges                         35,438      --               44,363     --          --            --
  2003  Lowest contract charges        314,036     1.193923         374,935     1.40%          3.86%      21.17%
        Highest contract charges         3,784     1.179809           4,464     1.68%          3.54%      20.75%
        Remaining contract
        charges                         37,395      --               44,377     --          --            --
  2002  Lowest contract charges        302,201     0.985301         297,759     1.39%          3.32%      (8.43)%
        Highest contract charges        12,284     0.980818          12,048     1.55%          5.47%      (8.57)%
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges         72,545     1.075979          78,057     1.38%          0.08%       1.11%
        Highest contract charges        15,092     1.072706          16,190     1.54%          0.10%       0.96%
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD INDEX HLS FUND
  2004  Lowest contract charges        280,634     4.501460       1,263,261     1.40%          1.07%       8.59%
        Highest contract charges         1,594     4.466279           7,121     1.61%          1.12%       8.37%
        Remaining contract
        charges                         48,607      --              217,159     --          --            --
  2003  Lowest contract charges        302,268     4.145460       1,253,039     1.40%          1.15%      26.04%
        Highest contract charges         1,594     4.121300           6,571     1.60%          1.17%      25.79%
        Remaining contract
        charges                         33,413      --              137,677     --          --            --
  2002  Lowest contract charges        312,278     3.289057       1,027,100     1.41%          0.71%     (23.71)%
        Highest contract charges         1,594     3.276427           5,224     1.60%          0.96%     (23.86)%
        Remaining contract
        charges                         20,634      --               67,559     --          --            --
  2001  Lowest contract charges        517,338     4.311139       2,230,314     1.38%          0.88%     (13.69)%
        Highest contract charges         1,594     4.303187           6,861     1.45%          1.20%     (16.54)%
        Remaining contract
        charges                         21,100      --               90,689     --          --            --

____________________________________ SA-149 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges         19,876   $ 1.265573    $     25,154     1.39%       --            22.68%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges          3,798     1.031630           3,918     1.39%       --            48.75%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges            509     0.694417             353     1.38%          0.13%     (18.55)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges          1,150     0.852561             981     0.94%          0.69%     (14.74)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2004  Lowest contract charges         16,255     1.510987          24,562     1.40%       --            15.05%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges         14,045     1.313316          18,446     1.39%          1.02%      51.23%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges        993,897     1.081252       1,074,653     1.40%          0.57%      16.15%
        Highest contract charges       224,490     1.025909         230,306     2.38%          2.29%      14.88%
        Remaining contract
        charges                      5,574,286      --            5,783,224     --          --            --
  2003  Lowest contract charges      1,080,502     0.930899       1,005,838     1.40%          1.16%      30.92%
        Highest contract charges       102,923     0.893007          91,911     2.37%          1.51%      29.62%
        Remaining contract
        charges                      4,164,769      --            3,746,341     --          --            --
  2002  Lowest contract charges      1,117,042     0.711036         794,257     1.40%          1.55%     (19.26)%
        Highest contract charges        13,197     0.688939           9,092     0.91%          5.02%      (7.28)%
        Remaining contract
        charges                      2,431,833      --            1,682,703     --          --            --
  2001  Lowest contract charges      1,344,963     0.880594       1,184,367     1.38%          0.24%     (20.01)%
        Highest contract charges        18,056     0.860063          15,529     1.32%          0.02%     (13.99)%
        Remaining contract
        charges                        396,775      --              343,168     --          --            --
HARTFORD MIDCAP HLS FUND
  2004  Lowest contract charges      1,516,966     3.151045       4,780,030     1.40%          0.11%      14.53%
        Highest contract charges        35,052     3.102928         108,763     1.75%          0.10%      14.13%
        Remaining contract
        charges                        113,078      --              353,634     --          --            --
  2003  Lowest contract charges      1,645,679     2.751199       4,527,591     1.40%       --            35.42%
        Highest contract charges        40,690     2.718683         110,622     1.73%       --            34.95%
        Remaining contract
        charges                        133,183      --              364,205     --          --            --
  2002  Lowest contract charges      1,768,122     2.031603       3,592,123     1.40%       --           (15.61)%
        Highest contract charges       151,382     2.022393         306,155     1.56%       --           (15.74)%
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges      2,037,726     2.407352       4,905,524     1.38%       --            (5.13)%
        Highest contract charges         4,054     2.395610           9,711     1.59%       --            (6.39)%
        Remaining contract
        charges                        183,254      --              439,815     --          --            --

____________________________________ SA-150 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
HARTFORD MIDCAP VALUE HLS FUND
  2004  Lowest contract charges        261,848   $ 1.365266    $    357,491     1.40%          0.01%      14.40%
        Highest contract charges        22,813     1.347852          30,749     1.75%          0.01%      14.00%
        Remaining contract
        charges                         90,865      --              123,374     --          --            --
  2003  Lowest contract charges        244,551     1.193452         291,860     1.39%       --            40.95%
        Highest contract charges        22,700     1.182356          26,840     1.72%       --            40.46%
        Remaining contract
        charges                         89,881      --              106,839     --          --            --
  2002  Lowest contract charges        173,855     0.846730         147,209     1.40%          0.15%     (14.42)%
        Highest contract charges        90,906     0.844609          76,780     1.53%          0.23%     (14.55)%
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges         57,533     0.989394          56,923     0.87%          0.24%      (1.06)%
        Highest contract charges        11,556     0.988404          11,422     0.98%          0.25%      (1.16)%
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges         39,819     1.094675          43,588     0.95%          0.90%      (0.01)%
        Highest contract charges     1,071,892     0.959450       1,028,427     2.46%          1.00%      (1.79)%
        Remaining contract
        charges                     88,628,571      --           91,023,043     --          --            --
  2003  Lowest contract charges        144,071     1.094789         157,728     0.94%          0.77%      (0.20)%
        Highest contract charges       160,485     0.976982         156,791     2.39%          0.47%      (1.89)%
        Remaining contract
        charges                     74,310,318      --           77,507,087     --          --            --
  2002  Lowest contract charges        137,967     1.097024         151,354     0.94%          1.37%       0.51%
        Highest contract charges        95,941     0.995768          95,535     0.97%          0.36%      (0.60)%
        Remaining contract
        charges                    114,098,761      --          122,217,282     --          --            --
  2001  Lowest contract charges          6,585     1.091492           7,188     0.48%          0.89%       2.89%
        Highest contract charges       846,534     1.005429         851,130     1.30%          1.48%       0.54%
        Remaining contract
        charges                     57,660,935      --           62,222,651     --          --            --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2004  Lowest contract charges        167,976     2.791291         468,870     1.40%          4.68%       2.42%
        Highest contract charges        16,036     2.738765          43,919     1.67%       --             1.91%
        Remaining contract
        charges                         14,330      --               39,700     --          --            --
  2003  Lowest contract charges        188,691     2.725422         514,263     1.40%          3.25%       0.62%
        Highest contract charges         5,888     2.693264          15,858     1.75%          6.15%       0.26%
        Remaining contract
        charges                         15,501      --               41,992     --          --            --
  2002  Lowest contract charges        249,482     2.708749         675,785     1.40%          3.09%       6.40%
        Highest contract charges        24,396     2.696501          65,783     1.55%          3.92%       6.24%
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges        133,756     2.545922         340,533     1.37%          5.97%       5.82%
        Highest contract charges         3,920     2.541242           9,963     1.42%          4.98%       4.79%
        Remaining contract
        charges                         25,186      --               63,928     --          --            --

____________________________________ SA-151 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
HARTFORD SMALL COMPANY HLS FUND
  2004  Lowest contract charges      1,159,866   $ 1.328086    $  1,540,401     1.40%       --            10.35%
        Highest contract charges       372,636     1.056494         393,687     2.49%       --             9.14%
        Remaining contract
        charges                      7,108,102      --            7,626,084     --          --            --
  2003  Lowest contract charges      1,223,671     1.203552       1,472,751     1.40%       --            53.32%
        Highest contract charges       284,870     0.968020         275,760     2.39%       --            51.80%
        Remaining contract
        charges                      5,299,336      --            5,211,393     --          --            --
  2002  Lowest contract charges      1,253,820     0.784994         984,241     1.40%       --           (31.36)%
        Highest contract charges        65,170     0.637706          41,559     0.90%       --            (6.61)%
        Remaining contract
        charges                      2,683,107      --            1,742,814     --          --            --
  2001  Lowest contract charges      1,261,358     1.143686       1,442,597     1.39%       --           (16.25)%
        Highest contract charges         6,935     0.936544           6,495     1.33%       --            (6.35)%
        Remaining contract
        charges                        700,675      --              688,002     --          --            --
HARTFORD SMALLCAP GROWTH HLS FUND
  2004  Lowest contract charges         53,236     1.225032          65,216     1.40%       --            13.54%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges         38,393     1.078920          41,423     1.23%       --            47.61%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges         11,364     0.730884           8,306     0.93%       --           (26.91)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD STOCK HLS FUND
  2004  Lowest contract charges      5,842,903     1.008454       5,892,298     1.40%          0.93%       2.46%
        Highest contract charges       715,689     0.824491         590,079     2.48%          1.64%       1.34%
        Remaining contract
        charges                     24,855,123      --           20,796,205     --          --            --
  2003  Lowest contract charges      6,255,434     0.984211       6,156,667     1.40%          0.99%      24.41%
        Highest contract charges        57,774     0.813561          47,002     2.38%          1.22%      23.17%
        Remaining contract
        charges                     15,925,269      --           13,127,032     --          --            --
  2002  Lowest contract charges      6,416,206     0.791128       5,076,040     1.40%          0.79%     (25.47)%
        Highest contract charges        10,000     0.660530           6,605     1.00%          2.64%      (4.29)%
        Remaining contract
        charges                      7,876,082      --            5,285,970     --          --            --
  2001  Lowest contract charges      6,823,699     1.061497       7,243,336     1.38%          0.66%     (13.61)%
        Highest contract charges       260,736     0.893374         232,935     1.33%          1.10%     (10.66)%
        Remaining contract
        charges                      3,414,098      --            3,142,857     --          --            --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2004  Lowest contract charges        683,975     1.079155         738,114     1.40%          3.36%       0.40%
        Highest contract charges         1,498     1.069109           1,602     1.78%          0.86%       0.05%
        Remaining contract
        charges                         26,410      --               28,387     --          --            --
  2003  Lowest contract charges        691,324     1.074837         743,061     1.40%          1.55%       0.47%
        Highest contract charges        15,587     1.068567          16,656     1.75%          2.82%       0.12%
        Remaining contract
        charges                         27,096      --               29,051     --          --            --
  2002  Lowest contract charges        775,536     1.069762         829,639     0.94%       --             6.98%
        Highest contract charges        12,468     1.068674          13,325     1.01%       --             6.87%
        Remaining contract
        charges                        --           --             --           --          --            --

____________________________________ SA-152 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
HARTFORD VALUE HLS FUND
  2004  Lowest contract charges         13,289   $ 1.046429    $     13,906     1.40%          0.27%       8.90%
        Highest contract charges        12,082     1.033088          12,482     1.68%       --             8.52%
        Remaining contract
        charges                         87,064      --               90,599     --          --            --
  2003  Lowest contract charges         12,553     0.960952          12,063     1.40%          0.74%      26.50%
        Highest contract charges         3,467     0.955846           3,314     1.60%          0.66%      26.25%
        Remaining contract
        charges                         35,343      --               33,826     --          --            --
  2002  Lowest contract charges          9,725     0.759629           7,387     1.40%          0.89%     (23.89)%
        Highest contract charges         3,473     0.757103           2,630     1.60%          0.85%     (24.04)%
        Remaining contract
        charges                         28,363      --               21,491     --          --            --
  2001  Lowest contract charges         11,538     0.998015          11,515     0.89%          0.68%      (0.20)%
        Highest contract charges         1,769     0.996687           1,764     0.96%          1.12%      (0.33)%
        Remaining contract
        charges                         21,029      --               20,966     --          --            --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2004  Lowest contract charges          9,269     1.297525          12,026     1.39%          0.23%      16.93%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges          9,275     1.109648          10,292     1.25%          0.52%      39.56%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges          9,283     0.795107           7,381     0.93%       --           (20.49)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
HUNTINGTON INCOME EQUITY FUND
  2004  Lowest contract charges          5,594    13.241853          74,085     1.69%       --            11.74%
        Highest contract charges         3,918    13.019064          51,015     2.46%       --            10.85%
        Remaining contract
        charges                         74,294      --              974,760     --          --            --
  2003  Lowest contract charges          2,206    11.850404          26,138     1.68%          3.90%      16.43%
        Highest contract charges         3,306    11.748526          38,845     1.55%          4.65%      16.45%
        Remaining contract
        charges                         29,850      --              352,062     --          --            --
  2002  Lowest contract charges             45    10.173480             460     0.45%          6.46%       1.74%
        Highest contract charges            95    10.163435             962     0.58%          5.06%       1.63%
        Remaining contract
        charges                          1,638      --               16,650     --          --            --
HUNTINGTON VA DIVIDEND CAPTURE FUND
  2004  Lowest contract charges          8,898    13.641047         121,388     1.69%          0.05%      11.84%
        Highest contract charges         3,765    13.411543          50,491     2.46%       --            10.95%
        Remaining contract
        charges                         87,725      --            1,184,756     --          --            --
  2003  Lowest contract charges          4,086    12.197239          49,836     1.68%          5.71%      19.31%
        Highest contract charges         3,304    12.092405          39,955     1.55%          7.18%      16.38%
        Remaining contract
        charges                         33,099      --              401,765     --          --            --
  2002  Lowest contract charges            245    10.222816           2,509     0.45%          9.11%       2.23%
        Highest contract charges           140    10.208413           1,432     0.56%          6.21%       2.08%
        Remaining contract
        charges                          1,027      --               10,488     --          --            --

____________________________________ SA-153 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
HUNTINGTON VA GROWTH FUND
  2004  Lowest contract charges          4,549   $12.158550    $     55,307     1.70%          0.01%       3.89%
        Highest contract charges         2,710    11.953918          32,393     2.45%          0.00%       3.07%
        Remaining contract
        charges                         46,966      --              565,512     --          --            --
  2003  Lowest contract charges          3,533    11.702990          41,343     1.68%          0.37%      13.99%
        Highest contract charges         1,783    11.602372          20,693     1.56%          0.47%      13.21%
        Remaining contract
        charges                         19,789      --              230,463     --          --            --
  2002  Lowest contract charges            236    10.266306           2,424     0.45%          0.30%       2.66%
        Highest contract charges            68    10.251839             693     0.54%          0.18%       2.52%
        Remaining contract
        charges                             70      --                  715     --          --            --
HUNTINGTON VA MID CORP AMERICA FUND
  2004  Lowest contract charges          6,408    14.854866          95,191     1.69%          0.02%      14.94%
        Highest contract charges           922    14.604930          13,462     2.46%          0.01%      14.03%
        Remaining contract
        charges                         45,358      --              667,308     --          --            --
  2003  Lowest contract charges          2,791    12.923624          36,072     1.68%          0.18%      27.45%
        Highest contract charges           862    12.812513          11,049     1.55%          0.27%      26.82%
        Remaining contract
        charges                         21,331      --              274,309     --          --            --
  2002  Lowest contract charges            243    10.140318           2,462     0.45%       --             1.40%
        Highest contract charges           121    10.126027           1,224     0.57%       --             1.26%
        Remaining contract
        charges                          1,155      --               11,703     --          --            --
HUNTINGTON VA NEW ECONOMY FUND
  2004  Lowest contract charges          3,932    15.093436          59,356     1.69%       --            16.75%
        Highest contract charges         1,750    14.839470          25,963     2.44%       --            15.82%
        Remaining contract
        charges                         36,504      --              545,245     --          --            --
  2003  Lowest contract charges          1,004    12.927692          12,985     1.67%       --            29.35%
        Highest contract charges         1,438    12.816543          18,436     1.56%       --            23.60%
        Remaining contract
        charges                         11,942      --              153,586     --          --            --
  2002  Lowest contract charges             46     9.990391             456     0.45%       --            (0.10)%
        Highest contract charges           107     9.980527           1,064     0.58%       --            (0.20)%
        Remaining contract
        charges                             27      --                  269     --          --            --
HUNTINGTON VA ROTATING MARKETS FUND
  2004  Lowest contract charges          4,823    13.886007          66,966     1.69%          0.48%       9.75%
        Highest contract charges           970    13.652372          13,237     2.44%          0.16%       8.88%
        Remaining contract
        charges                         61,173      --              841,991     --          --            --
  2003  Lowest contract charges          2,907    12.652208          36,780     1.68%       --            22.26%
        Highest contract charges         1,310    12.543441          16,435     1.55%       --            21.04%
        Remaining contract
        charges                         16,970      --              213,650     --          --            --
  2002  Lowest contract charges            235    10.348845           2,432     0.45%       --             3.49%
        Highest contract charges           102    10.334263           1,059     0.57%       --             3.34%
        Remaining contract
        charges                            866      --                8,950     --          --            --
HUNTINGTON VA MACRO 100 FUND
  2004  Lowest contract charges         13,580     1.050977          14,273     0.83%       --             5.10%
        Highest contract charges        49,494     1.048339          51,886     1.06%       --             4.83%
        Remaining contract
        charges                         21,023      --               22,056     --          --            --
HUNTINGTON VA SITUS SMALL CAP FUND
  2004  Lowest contract charges          3,979     1.124039           4,472     1.01%       --            12.40%
        Highest contract charges        11,840     1.123192          13,299     1.07%       --            12.32%
        Remaining contract
        charges                        --           --             --           --          --            --

____________________________________ SA-154 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
MFS CAPITAL OPPORTUNITIES SERIES
  2004  Lowest contract charges            230   $ 9.151640    $      2,130     0.95%          0.36%      11.40%
        Highest contract charges         3,043     6.149111          18,712     2.46%          0.40%       9.69%
        Remaining contract
        charges                      2,218,608      --           17,092,503     --          --            --
  2003  Lowest contract charges            233     8.215084           1,918     0.99%          0.23%      26.18%
        Highest contract charges        10,532     7.414145          78,088     2.33%          0.19%      24.43%
        Remaining contract
        charges                      2,190,633      --           15,579,712     --          --            --
  2002  Lowest contract charges            234     6.510383           1,527     0.97%          0.08%     (30.36)%
        Highest contract charges         3,485     5.958392          20,767     0.95%       --            (4.10)%
        Remaining contract
        charges                      1,746,261      --           10,235,971     --          --            --
  2001  Lowest contract charges             14     9.316962             126     0.46%       --           (24.32)%
        Highest contract charges        21,186     8.658657         183,439     1.78%       --           (30.81)%
        Remaining contract
        charges                      1,926,436      --           16,520,999     --          --            --
MFS EMERGING GROWTH SERIES
  2004  Lowest contract charges         62,174     7.568372         470,548     1.35%       --            11.45%
        Highest contract charges        11,808     4.855786          57,337     2.46%       --            10.17%
        Remaining contract
        charges                      2,481,207      --           16,809,258     --          --            --
  2003  Lowest contract charges         28,019     6.791141         190,278     0.90%       --            19.89%
        Highest contract charges         1,509     4.367772           6,589     2.39%       --            27.14%
        Remaining contract
        charges                      2,334,638      --           14,688,617     --          --            --
  2002  Lowest contract charges        992,785     5.237359       5,199,570     1.41%       --           (34.68)%
        Highest contract charges         1,046     3.435336           3,594     0.84%       --            (5.22)%
        Remaining contract
        charges                        991,707      --            5,029,013     --          --            --
  2001  Lowest contract charges      1,242,368     8.018392       9,961,796     1.38%       --           (34.41)%
        Highest contract charges        19,276     7.926819         152,798     1.80%       --           (31.27)%
        Remaining contract
        charges                      1,077,276      --            8,460,142     --          --            --
MFS GLOBAL EQUITY SERIES
  2004  Lowest contract charges          7,781    12.593096          97,993     1.34%          0.26%      16.70%
        Highest contract charges         1,477    10.528057          15,547     2.46%       --            15.36%
        Remaining contract
        charges                        734,952      --            8,440,222     --          --            --
  2003  Lowest contract charges          3,165    10.791504          34,155     0.90%       --            23.42%
        Highest contract charges         1,424    10.046478          14,304     2.34%          0.07%      24.88%
        Remaining contract
        charges                        377,586      --            3,774,010     --          --            --
  2002  Lowest contract charges         78,489     8.199128         643,542     1.40%          0.49%     (13.12)%
        Highest contract charges           424     8.045196           3,414     0.97%          0.64%      (1.60)%
        Remaining contract
        charges                        116,596      --              940,087     --          --            --
  2001  Lowest contract charges         62,809     9.437039         592,730     1.38%          0.26%     (11.20)%
        Highest contract charges           220     9.329370           2,057     1.33%          2.12%     (11.51)%
        Remaining contract
        charges                         45,069      --              420,702     --          --            --

____________________________________ SA-155 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
MFS HIGH INCOME SERIES
  2004  Lowest contract charges          3,098   $12.303541    $     38,111     0.95%          4.96%       8.12%
        Highest contract charges        30,723    11.488203         352,956     2.47%          2.81%       6.46%
        Remaining contract
        charges                      6,233,648      --           72,407,930     --          --            --
  2003  Lowest contract charges          1,791    11.379739          20,381     0.95%          3.96%      16.84%
        Highest contract charges        38,364    10.647511         408,484     2.34%          2.93%      15.22%
        Remaining contract
        charges                      4,842,418      --           52,484,124     --          --            --
  2002  Lowest contract charges          1,675     9.739361          16,310     0.94%       --             1.59%
        Highest contract charges         4,821     9.241069          44,548     0.98%       --             4.10%
        Remaining contract
        charges                      1,313,786      --           12,298,894     --          --            --
  2001  Lowest contract charges        307,674     9.311731       2,864,980     1.38%          7.35%       0.65%
        Highest contract charges         1,591     9.205533          14,648     1.72%       --            (5.64)%
        Remaining contract
        charges                        372,809      --            3,454,933     --          --            --
MFS INVESTORS GROWTH STOCK SERIES
  2004  Lowest contract charges             57     8.178342             459     0.99%       --             7.99%
        Highest contract charges        19,597     6.041268         118,388     2.47%       --             6.49%
        Remaining contract
        charges                      4,563,595      --           32,178,546     --          --            --
  2003  Lowest contract charges             57     7.573204             433     1.01%       --            21.68%
        Highest contract charges        20,361     7.007495         142,679     2.33%       --            20.17%
        Remaining contract
        charges                      4,166,965      --           27,761,019     --          --            --
  2002  Lowest contract charges             58     6.223959             362     1.01%       --           (28.33)%
        Highest contract charges         4,500     5.831401          26,242     0.95%       --            (6.03)%
        Remaining contract
        charges                      2,203,553      --           12,696,198     --          --            --
  2001  Lowest contract charges             14     8.683925             124     0.47%       --           (24.97)%
        Highest contract charges        19,825     8.222021         163,005     1.77%          0.02%     (26.88)%
        Remaining contract
        charges                      2,144,253      --           17,554,004     --          --            --
MFS INVESTORS TRUST SERIES
  2004  Lowest contract charges        446,808     9.427597       4,212,333     1.34%          0.37%       9.86%
        Highest contract charges        31,576     8.164604         257,806     2.46%          0.25%       8.61%
        Remaining contract
        charges                      7,691,741      --           62,913,124     --          --            --
  2003  Lowest contract charges         46,911     8.581266         402,557     0.88%       --            17.00%
        Highest contract charges        31,845     7.418037         236,228     2.31%          0.23%      19.31%
        Remaining contract
        charges                      3,896,405      --           29,280,938     --          --            --
  2002  Lowest contract charges        920,811     6.336303       5,834,537     1.40%          0.57%     (22.06)%
        Highest contract charges         3,674     6.217311          22,843     0.97%       --            (3.98)%
        Remaining contract
        charges                      1,026,028      --            6,428,927     --          --            --
  2001  Lowest contract charges        959,745     8.130073       7,802,794     1.38%          0.49%     (17.12)%
        Highest contract charges        24,325     8.037315         195,508     1.78%          0.32%     (16.78)%
        Remaining contract
        charges                        807,760      --            6,524,494     --          --            --

____________________________________ SA-156 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
MFS MID CAP GROWTH SERIES
  2004  Lowest contract charges            743   $ 6.043547    $      4,493     0.95%       --            13.48%
        Highest contract charges        24,295     6.177888         150,090     2.47%       --            11.73%
        Remaining contract
        charges                      7,201,116      --           43,055,062     --          --            --
  2003  Lowest contract charges            464     5.325653           2,473     0.95%       --            35.74%
        Highest contract charges        43,195     5.121071         221,207     2.33%       --            33.85%
        Remaining contract
        charges                      5,448,295      --           28,870,143     --          --            --
  2002  Lowest contract charges            466     3.923564           1,827     0.93%       --           (43.74)%
        Highest contract charges        13,762     3.825956          52,653     0.92%       --            (3.55)%
        Remaining contract
        charges                      1,802,027      --            7,029,994     --          --            --
  2001  Lowest contract charges        465,657     6.931960       3,227,919     1.37%          0.04%     (18.70)%
        Highest contract charges        47,918     6.882349         329,789     1.78%          0.02%     (25.28)%
        Remaining contract
        charges                        464,637      --            3,265,544     --          --            --
MFS NEW DISCOVERY SERIES
  2004  Lowest contract charges          3,564    13.353210          47,633     0.95%       --             5.51%
        Highest contract charges        36,507     7.727987         282,123     2.48%       --             3.89%
        Remaining contract
        charges                      4,251,036      --           42,642,471     --          --            --
  2003  Lowest contract charges          3,672    12.655700          46,468     0.96%       --            32.45%
        Highest contract charges         1,879     7.438770          13,977     2.39%       --            30.55%
        Remaining contract
        charges                      2,283,719      --           22,981,090     --          --            --
  2002  Lowest contract charges          7,134     9.554772          68,167     0.95%       --           (32.28)%
        Highest contract charges         4,780     8.583722          41,032     0.92%       --            (3.93)%
        Remaining contract
        charges                        907,240      --            7,512,056     --          --            --
  2001  Lowest contract charges        330,350    12.976150       4,286,669     1.37%       --            (6.35)%
        Highest contract charges         2,337    12.828048          29,981     1.78%       --           (13.24)%
        Remaining contract
        charges                        240,775      --            2,990,725     --          --            --
MFS TOTAL RETURN SERIES
  2004  Lowest contract charges         13,307    14.092027         187,554     0.95%          1.63%      10.27%
        Highest contract charges        96,608    12.570577       1,214,418     2.48%          1.17%       8.57%
        Remaining contract
        charges                     20,952,129      --          261,180,901     --          --            --
  2003  Lowest contract charges         10,037    12.779699         128,265     0.95%          1.67%      15.22%
        Highest contract charges         6,924    10.861973          75,212     2.38%          0.86%      13.57%
        Remaining contract
        charges                     13,431,756      --          153,518,378     --          --            --
  2002  Lowest contract charges          8,140    11.091266          90,278     0.94%          0.21%      (6.07)%
        Highest contract charges        10,094    10.066383         101,614     0.96%       --             0.07%
        Remaining contract
        charges                      5,052,427      --           51,024,522     --          --            --
  2001  Lowest contract charges             96    11.807401           1,138    (1.22)%      --            (0.70)%
        Highest contract charges       105,226    10.845432       1,141,226     1.76%          0.40%      (1.18)%
        Remaining contract
        charges                      2,149,734      --           23,410,999     --          --            --
MFS VALUE SERIES
  2004  Lowest contract charges            150    14.004824           2,083     0.93%       --            14.09%
        Highest contract charges        23,394    13.656146         319,470     2.46%          0.06%      12.34%
        Remaining contract
        charges                        965,392      --           13,312,711     --          --            --
  2003  Lowest contract charges         13,955    12.242356         170,842     0.89%       --            22.42%
        Highest contract charges        20,623    12.160581         250,788     1.57%       --            21.61%
        Remaining contract
        charges                        285,982      --            3,488,945     --          --            --

____________________________________ SA-157 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  2004  Lowest contract charges          1,025   $ 8.340096    $      8,553     1.75%          1.66%      13.22%
        Highest contract charges        15,121    10.639336         160,881     2.05%          1.66%      12.89%
        Remaining contract
        charges                          8,145      --               86,783     --          --            --
  2003  Lowest contract charges          1,026     7.365984           7,559     1.75%          1.09%      31.24%
        Highest contract charges        14,907     9.424894         140,500     2.02%          2.05%      30.85%
        Remaining contract
        charges                          8,145      --               76,839     --          --            --
  2002  Lowest contract charges          1,027     5.612482           5,765     1.60%          1.24%     (28.99)%
        Highest contract charges         1,064     7.205775           7,665     1.62%          0.58%     (27.94)%
        Remaining contract
        charges                        --           --             --           --          --            --
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  2004  Lowest contract charges          3,886    10.588346          41,143     1.65%          0.28%       5.47%
        Highest contract charges        52,646    10.469597         551,177     2.05%          0.25%       5.05%
        Remaining contract
        charges                         70,796      --              704,529     --          --            --
  2003  Lowest contract charges          3,245    10.039523          32,577     1.64%          0.77%      32.54%
        Highest contract charges        48,309     9.966707         481,479     2.04%          0.95%      32.02%
        Remaining contract
        charges                         63,912      --              600,366     --          --            --
  2002  Lowest contract charges          7,901     6.133161          48,458     1.54%       --           (24.72)%
        Highest contract charges         4,949     7.549633          37,363     1.62%       --           (24.50)%
        Remaining contract
        charges                          3,872      --               29,241     --          --            --
  2001  Lowest contract charges          1,962     8.189183          16,067     1.38%          0.02%     (10.59)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
  2004  Lowest contract charges      3,457,927     1.262880       4,366,946     1.69%          0.43%      14.63%
        Highest contract charges       854,670     1.235040       1,055,552     2.48%          0.56%      13.72%
        Remaining contract
        charges                     19,955,338      --           24,837,751     --          --            --
  2003  Lowest contract charges      1,602,744     1.101687       1,765,723     1.69%          0.02%      37.89%
        Highest contract charges       555,440     1.086053         603,237     2.39%          0.02%      36.93%
        Remaining contract
        charges                     11,702,492      --           12,769,749     --          --            --
  2002  Lowest contract charges        627,301     0.798974         501,197     1.68%          0.09%      (8.91)%
        Highest contract charges       474,659     0.793159         376,480     0.89%          0.20%      (4.62)%
        Remaining contract
        charges                      2,106,762      --            1,673,850     --          --            --
  2001  Lowest contract charges         82,394     0.877109          72,268     1.08%          0.48%     (12.29)%
        Highest contract charges         3,807     0.875059           3,332     1.31%          0.42%     (12.49)%
        Remaining contract
        charges                         43,920      --               38,471     --          --            --

____________________________________ SA-158 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
NATIONS HIGH YIELD BOND PORTFOLIO
  2004  Lowest contract charges      5,147,879   $ 1.432207    $  7,372,828     1.70%          6.57%       9.53%
        Highest contract charges       350,579     1.400647         491,038     2.47%         12.71%       8.66%
        Remaining contract
        charges                     17,707,468      --           25,007,663     --          --            --
  2003  Lowest contract charges      4,603,496     1.307637       6,019,702     1.69%          7.56%      28.99%
        Highest contract charges       130,441     1.289080         168,149     2.39%          7.62%      28.10%
        Remaining contract
        charges                     12,315,796      --           15,954,250     --          --            --
  2002  Lowest contract charges      3,016,288     1.013719       3,057,668     1.69%         10.63%       0.46%
        Highest contract charges        67,340     1.006346          67,767     0.95%         24.81%       6.32%
        Remaining contract
        charges                      3,063,424      --            3,088,859     --          --            --
  2001  Lowest contract charges        734,885     1.009060         741,543     1.09%         17.14%       0.91%
        Highest contract charges       205,220     1.006706         206,597     1.31%         17.08%       0.67%
        Remaining contract
        charges                        240,897      --              242,768     --          --            --
NATIONS INTERNATIONAL VALUE PORTFOLIO
  2004  Lowest contract charges      2,287,629     1.303432       2,981,768     1.70%          1.51%      20.29%
        Highest contract charges         8,864     1.275970          11,311     2.38%          2.08%      19.45%
        Remaining contract
        charges                      1,123,003      --            1,449,778     --          --            --
  2003  Lowest contract charges      2,678,147     1.083624       2,902,104     1.70%          1.33%      48.73%
        Highest contract charges         5,095     1.068235           5,442     2.40%          1.36%      47.70%
        Remaining contract
        charges                      1,153,819      --            1,242,057     --          --            --
  2002  Lowest contract charges      2,882,786     0.728574       2,100,323     1.69%          1.76%     (17.46)%
        Highest contract charges         5,095     0.723262           3,685     0.99%          2.17%      (5.27)%
        Remaining contract
        charges                      1,425,336      --            1,034,155     --          --            --
  2001  Lowest contract charges        923,076     0.882650         814,753     1.08%          1.34%     (11.74)%
        Highest contract charges       117,357     0.880584         103,343     1.33%          0.92%     (11.94)%
        Remaining contract
        charges                        350,401      --              308,889     --          --            --
NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO
  2004  Lowest contract charges      6,613,404     1.086242       7,183,756     1.70%       --             9.47%
        Highest contract charges       373,554     1.062295         396,824     2.48%       --             8.60%
        Remaining contract
        charges                     22,415,920      --           24,015,948     --          --            --
  2003  Lowest contract charges      5,613,869     0.992283       5,570,547     1.69%       --            30.86%
        Highest contract charges       545,976     0.978202         534,075     2.38%       --            29.95%
        Remaining contract
        charges                     16,934,011      --           16,647,023     --          --            --
  2002  Lowest contract charges      4,379,461     0.758289       3,320,897     1.69%       --           (16.50)%
        Highest contract charges       188,003     0.752774         141,524     0.97%       --            (6.66)%
        Remaining contract
        charges                      4,734,146      --            3,570,545     --          --            --
  2001  Lowest contract charges      1,103,136     0.908095       1,001,753     1.08%       --            (9.19)%
        Highest contract charges       148,877     0.905970         134,878     1.32%       --            (9.40)%
        Remaining contract
        charges                        243,378      --              220,725     --          --            --

____________________________________ SA-159 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
NATIONS ASSET ALLOCATION PORTFOLIO
  2004  Lowest contract charges      3,723,160   $ 0.996400    $  3,709,757     1.70%          1.45%       6.39%
        Highest contract charges        62,606     0.974442          61,006     2.47%          2.22%       5.54%
        Remaining contract
        charges                      7,056,923      --            6,936,573     --          --            --
  2003  Lowest contract charges      3,450,681     0.936588       3,231,866     1.69%          1.44%      17.08%
        Highest contract charges       221,669     0.923305         204,668     2.36%          2.00%      16.27%
        Remaining contract
        charges                      5,582,993      --            5,181,360     --          --            --
  2002  Lowest contract charges      1,862,605     0.799927       1,489,948     1.70%          1.73%     (15.00)%
        Highest contract charges         2,664     0.794111           2,116     0.26%       --            (2.33)%
        Remaining contract
        charges                      2,444,768      --            1,944,927     --          --            --
  2001  Lowest contract charges      1,121,992     0.941100       1,055,907     1.10%          3.36%      (5.89)%
        Highest contract charges        18,885     0.938905          17,731     1.28%          6.62%      (6.11)%
        Remaining contract
        charges                        289,315      --              271,917     --          --            --
NATIONS MARSICO GROWTH PORTFOLIO
  2004  Lowest contract charges      4,462,849     1.050589       4,688,621     1.70%       --            11.13%
        Highest contract charges       408,188     1.027402         419,373     2.48%       --            10.25%
        Remaining contract
        charges                     21,313,110      --           22,074,902     --          --            --
  2003  Lowest contract charges      2,992,263     0.945372       2,828,801     1.70%       --            28.39%
        Highest contract charges       438,428     0.931930         408,584     2.40%       --            27.49%
        Remaining contract
        charges                      9,225,261      --            8,640,642     --          --            --
  2002  Lowest contract charges      2,991,864     0.736355       2,203,074     1.70%       --           (17.55)%
        Highest contract charges       223,715     0.730984         163,532     0.87%       --            (5.68)%
        Remaining contract
        charges                      3,019,768      --            2,212,293     --          --            --
  2001  Lowest contract charges      1,141,615     0.893080       1,019,553     1.09%       --           (10.69)%
        Highest contract charges       229,179     0.890980         204,193     1.30%       --           (10.90)%
        Remaining contract
        charges                        239,628      --              213,728     --          --            --
NATIONS MARSICO 21ST CENTURY PORTFOLIO
  2004  Lowest contract charges      1,203,123     1.387941       1,669,862     1.70%       --            20.29%
        Highest contract charges        89,641     1.357351         121,675     2.43%       --            19.33%
        Remaining contract
        charges                      2,540,812      --            3,476,569     --          --            --
  2003  Lowest contract charges        839,001     1.153813         968,050     1.70%       --            46.36%
        Highest contract charges       192,940     1.137441         219,458     2.38%       --            45.34%
        Remaining contract
        charges                      1,228,319      --            1,405,518     --          --            --
  2002  Lowest contract charges      1,059,329     0.788365         835,138     1.69%       --            (9.75)%
        Highest contract charges        18,189     0.783119          14,244     0.93%       --            (2.14)%
        Remaining contract
        charges                        823,217      --              646,134     --          --            --
  2001  Lowest contract charges        438,395     0.873508         382,942     1.09%       --           (12.65)%
        Highest contract charges        47,770     0.871467          41,630     1.20%       --           (12.85)%
        Remaining contract
        charges                         76,276      --               66,541     --          --            --

____________________________________ SA-160 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
NATIONS MIDCAP GROWTH PORTFOLIO
  2004  Lowest contract charges      7,035,039   $ 0.761027    $  5,353,852     1.70%       --            12.16%
        Highest contract charges     1,196,727     0.744232         890,643     2.48%       --            11.27%
        Remaining contract
        charges                     34,397,556      --           25,803,885     --          --            --
  2003  Lowest contract charges      5,009,832     0.678494       3,399,141     1.69%       --            25.32%
        Highest contract charges       894,178     0.668854         598,075     2.39%       --            24.45%
        Remaining contract
        charges                     21,339,664      --           14,341,642     --          --            --
  2002  Lowest contract charges      3,155,634     0.541405       1,708,476     1.69%       --           (35.12)%
        Highest contract charges       548,277     0.537457         294,676     0.89%       --            (2.75)%
        Remaining contract
        charges                      5,690,122      --            3,063,883     --          --            --
  2001  Lowest contract charges        637,623     0.834444         532,061     1.08%       --           (16.56)%
        Highest contract charges         2,453     0.832491           2,042     1.31%       --           (16.75)%
        Remaining contract
        charges                         50,118      --               41,766     --          --            --
NATIONS SMALL COMPANY PORTFOLIO
  2004  Lowest contract charges      3,523,037     1.054373       3,714,597     1.70%       --             8.30%
        Highest contract charges       311,147     1.031115         320,829     2.48%       --             7.44%
        Remaining contract
        charges                     16,778,722      --           17,442,533     --          --            --
  2003  Lowest contract charges      2,721,654     0.973579       2,649,745     1.69%       --            32.69%
        Highest contract charges       389,516     0.959744         373,836     2.39%       --            31.77%
        Remaining contract
        charges                     11,603,598      --           11,190,462     --          --            --
  2002  Lowest contract charges      1,972,318     0.733712       1,447,114     1.69%       --           (27.61)%
        Highest contract charges       308,820     0.728363         224,933     0.92%       --            (7.14)%
        Remaining contract
        charges                      3,271,693      --            2,387,453     --          --            --
  2001  Lowest contract charges        477,133     1.013551         483,599     1.09%       --             1.36%
        Highest contract charges       104,846     1.011177         106,018     1.32%       --             1.12%
        Remaining contract
        charges                         82,310      --               83,318     --          --            --
NATIONS VALUE PORTFOLIO
  2004  Lowest contract charges      5,966,875     1.042201       6,218,683     1.70%          1.43%      11.27%
        Highest contract charges       890,955     1.019187         908,049     2.48%          2.04%      10.38%
        Remaining contract
        charges                     28,065,279      --           28,840,874     --          --            --
  2003  Lowest contract charges      4,098,139     0.936655       3,838,542     1.69%          1.26%      27.98%
        Highest contract charges       484,204     0.923332         447,081     2.38%          1.34%      27.09%
        Remaining contract
        charges                     19,068,119      --           17,692,810     --          --            --
  2002  Lowest contract charges      2,765,860     0.731862       2,024,228     1.69%          1.39%     (22.07)%
        Highest contract charges       227,732     0.726519         165,452     0.98%          3.27%      (6.60)%
        Remaining contract
        charges                      5,322,630      --            3,873,814     --          --            --
  2001  Lowest contract charges        768,414     0.939108         721,623     1.09%          1.61%      (6.09)%
        Highest contract charges       138,221     0.936903         129,500     1.31%          1.65%      (6.31)%
        Remaining contract
        charges                        258,184      --              242,153     --          --            --
ONE GROUP-REGISTERED TRADEMARK- INVESTMENT TRUST BALANCED PORTFOLIO
  2004  Lowest contract charges         24,275    10.384343         252,078     0.99%       --             3.84%
        Highest contract charges        65,371    10.345397         676,286     1.36%       --             3.45%
        Remaining contract
        charges                          1,017      --               10,552     --          --            --
ONE GROUP-REGISTERED TRADEMARK- INVESTMENT TRUST BOND PORTFOLIO
  2004  Lowest contract charges        187,591    10.030484       1,881,624     0.99%       --             0.31%
        Highest contract charges        27,585     9.970362         275,031     1.58%       --            (0.30)%
        Remaining contract
        charges                        375,404      --            3,819,516     --          --            --

____________________________________ SA-161 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
ONE GROUP-REGISTERED TRADEMARK- INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
  2004  Lowest contract charges         48,950   $10.632360    $    520,459     0.99%       --             6.32%
        Highest contract charges         8,746    10.568653          92,432     1.57%       --             5.69%
        Remaining contract
        charges                         85,021      --              923,035     --          --            --
ONE GROUP-REGISTERED TRADEMARK- INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
  2004  Lowest contract charges         11,242    11.040622         124,120     0.98%       --            10.41%
        Highest contract charges           120    10.974483           1,316     1.52%       --             9.75%
        Remaining contract
        charges                          5,120      --               56,315     --          --            --
ONE GROUP-REGISTERED TRADEMARK- INVESTMENT TRUST EQUITY INDEX PORTFOLIO
  2004  Lowest contract charges        160,426    10.750194       1,724,603     0.99%       --             7.50%
        Highest contract charges        28,387    10.685771         303,333     1.57%       --             6.86%
        Remaining contract
        charges                        303,116      --            3,247,384     --          --            --
ONE GROUP-REGISTERED TRADEMARK- INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
  2004  Lowest contract charges         90,724    10.072294         913,811     0.99%       --             0.72%
        Highest contract charges         7,463    10.011926          74,717     1.58%       --             0.12%
        Remaining contract
        charges                        174,290      --            1,749,231     --          --            --
ONE GROUP-REGISTERED TRADEMARK- INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
  2004  Lowest contract charges          1,852    10.529602          19,502     1.01%       --             5.30%
        Highest contract charges         7,147    10.490110          74,970     1.33%       --             4.90%
        Remaining contract
        charges                        --           --             --           --          --            --
ONE GROUP-REGISTERED TRADEMARK- INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
  2004  Lowest contract charges         62,277    10.588191         659,405     0.99%       --             5.88%
        Highest contract charges         6,699    10.524737          70,500     1.57%       --             5.25%
        Remaining contract
        charges                        103,047      --            1,087,224     --          --            --
ONE GROUP-REGISTERED TRADEMARK- INVESTMENT TRUST MID CAP VALUE PORTFOLIO
  2004  Lowest contract charges         62,019    10.959001         679,670     0.99%       --             9.59%
        Highest contract charges         6,759    10.893345          73,631     1.57%       --             8.93%
        Remaining contract
        charges                         80,392      --              896,873     --          --            --
JENNISON 20/20 FOCUS PORTFOLIO
  2004  Lowest contract charges          6,762    10.535427          71,240     1.40%       --            13.77%
        Highest contract charges        37,505     1.051640          39,442     2.00%       --            13.09%
        Remaining contract
        charges                         46,117      --              141,002     --          --            --
  2003  Lowest contract charges          7,524     9.259937          69,670     1.40%       --            27.01%
        Highest contract charges        64,737     0.929884          60,198     2.00%       --            26.25%
        Remaining contract
        charges                         62,197      --              140,203     --          --            --
  2002  Lowest contract charges          6,314     7.290810          46,034     1.40%       --           (23.66)%
        Highest contract charges        48,265     0.736550          35,550     2.00%       --           (24.11)%
        Remaining contract
        charges                         69,144      --              109,030     --          --            --
  2001  Lowest contract charges          5,605     9.549833          53,524     1.37%          0.26%      (2.68)%
        Highest contract charges        31,300     0.970581          30,379     1.64%          0.12%      (2.94)%
        Remaining contract
        charges                        119,777      --              192,519     --          --            --

____________________________________ SA-162 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
JENNISON PORTFOLIO
  2004  Lowest contract charges         35,011   $ 5.869216    $    205,483     1.40%          0.04%       7.70%
        Highest contract charges        25,090     0.812119          20,376     2.35%          0.04%       6.68%
        Remaining contract
        charges                        373,387      --              504,637     --          --            --
  2003  Lowest contract charges         36,291     5.449584         197,771     1.40%       --            27.81%
        Highest contract charges        26,405     0.761248          20,101     2.32%       --            26.60%
        Remaining contract
        charges                        483,061      --              572,304     --          --            --
  2002  Lowest contract charges         40,144     4.263949         171,173     1.41%       --           (32.12)%
        Highest contract charges       155,075     0.602189          93,385     2.00%       --           (32.53)%
        Remaining contract
        charges                        295,704      --              277,216     --          --            --
  2001  Lowest contract charges         56,113     6.281951         352,502     1.38%       --           (19.74)%
        Highest contract charges       128,937     0.892526         115,080     1.61%       --           (10.75)%
        Remaining contract
        charges                        594,127      --              780,613     --          --            --
PRUDENTIAL VALUE PORTFOLIO
  2004  Lowest contract charges         47,799     1.036859          49,561     1.40%          0.95%      14.22%
        Highest contract charges         6,461     1.010609           6,529     2.15%          0.96%      13.37%
        Remaining contract
        charges                        186,586      --              190,690     --          --            --
  2003  Lowest contract charges         35,362     0.907749          32,100     1.40%          1.18%      25.86%
        Highest contract charges         6,461     0.891419           5,759     2.13%          3.25%      24.92%
        Remaining contract
        charges                        200,740      --              180,331     --          --            --
  2002  Lowest contract charges         26,974     0.721253          19,455     1.39%          1.19%     (23.43)%
        Highest contract charges        73,481     0.714049          52,469     2.00%          1.21%     (23.89)%
        Remaining contract
        charges                        111,243      --               79,893     --          --            --
  2001  Lowest contract charges          3,254     0.941945           3,065     0.89%          0.78%      (5.81)%
        Highest contract charges        23,844     0.938166          22,370     1.25%          0.91%      (6.18)%
        Remaining contract
        charges                        204,265      --              192,080     --          --            --
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
  2004  Lowest contract charges          2,071     0.883610           1,831     1.38%       --            14.51%
        Highest contract charges         4,425     0.872343           3,860     1.75%       --            14.11%
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges          2,090     0.771651           1,613     1.39%       --            37.21%
        Highest contract charges         4,429     0.764467           3,385     1.73%       --            36.73%
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges          2,112     0.562385           1,188     1.42%       --           (23.91)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges          2,135     0.739101           1,578     0.91%       --           (26.09)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --

____________________________________ SA-163 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND
  2004  Lowest contract charges      2,054,471   $ 1.300004    $  2,670,819     1.40%          0.54%       6.81%
        Highest contract charges        63,160     1.280175          80,856     1.74%          0.56%       6.43%
        Remaining contract
        charges                        131,905      --              170,177     --          --            --
  2003  Lowest contract charges      2,208,053     1.217162       2,687,558     1.40%          0.26%      37.10%
        Highest contract charges        27,102     1.202804          32,599     1.73%          0.27%      36.63%
        Remaining contract
        charges                        139,868      --              169,228     --          --            --
  2002  Lowest contract charges      2,287,881     0.887778       2,031,131     1.40%          0.41%     (26.10)%
        Highest contract charges        48,885     0.884377          43,232     1.60%          0.48%     (26.25)%
        Remaining contract
        charges                         98,442      --               86,999     --          --            --
  2001  Lowest contract charges      2,414,808     1.201314       2,900,942     1.38%          0.77%       0.48%
        Highest contract charges        36,388     1.199106          43,633     1.44%          1.09%      (5.24)%
        Remaining contract
        charges                        152,514      --              182,661     --          --            --
SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND
  2004  Lowest contract charges        182,558     1.459055         266,361     1.40%          6.86%       9.54%
        Highest contract charges        26,460     1.436801          38,018     1.75%          6.52%       9.16%
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges        158,461     1.331938         211,060     1.40%          6.47%      22.47%
        Highest contract charges        34,320     1.316219          45,172     1.74%          9.32%      22.05%
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges        164,895     1.087528         179,328     1.40%          6.88%       5.82%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges        178,520     1.027701         183,465     1.37%         11.34%       3.68%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
SALOMON BROTHERS VARIABLE INVESTORS FUND
  2004  Lowest contract charges        650,321     1.183257         769,497     1.40%          1.47%       8.84%
        Highest contract charges        38,117     1.174341          44,763     1.55%          1.48%       8.68%
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges        686,965     1.087128         746,819     1.40%          1.45%      30.49%
        Highest contract charges        39,881     1.080564          43,094     1.55%          1.36%      30.30%
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges        724,225     0.833097         603,350     1.40%          1.19%     (24.12)%
        Highest contract charges        44,213     0.829316          36,667     1.54%          1.90%     (24.23)%
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges        712,900     1.097884         782,681     1.38%          0.81%      (5.49)%
        Highest contract charges         8,268     1.095853           9,060     1.43%          1.27%     (11.06)%
        Remaining contract
        charges                         13,508      --               14,785     --          --            --

____________________________________ SA-164 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
SALOMON BROTHERS VARIABLE TOTAL RETURN FUND
  2004  Lowest contract charges        240,282   $ 1.180317    $    283,609     1.40%          1.80%       7.23%
        Highest contract charges        57,913     1.162314          67,313     1.75%          2.00%       6.85%
        Remaining contract
        charges                         59,417      --               69,604     --          --            --
  2003  Lowest contract charges        254,571     1.100760         280,222     1.40%          1.69%      14.31%
        Highest contract charges        53,793     1.087777          58,515     1.75%          1.82%      13.91%
        Remaining contract
        charges                         59,417      --               65,011     --          --            --
  2002  Lowest contract charges        243,618     0.963002         234,605     1.40%          1.38%      (8.16)%
        Highest contract charges        42,634     0.954972          40,715     1.75%          1.25%      (8.48)%
        Remaining contract
        charges                         57,300      --               54,930     --          --            --
  2001  Lowest contract charges        252,563     1.048591         264,836     1.38%          2.10%      (2.18)%
        Highest contract charges        58,785     1.043491          61,342     1.58%          2.77%      (2.75)%
        Remaining contract
        charges                         46,362      --               48,467     --          --            --
WELLS FARGO ASSET ALLOCATION FUND
  2004  Lowest contract charges         10,126     1.135949          11,502     1.82%          3.48%       7.34%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
WELLS FARGO EQUITY INCOME FUND
  2004  Lowest contract charges          6,349     1.139247           7,233     1.79%          2.36%       9.05%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
WELLS FARGO INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges          1,216     1.109528           1,349     1.72%       --             7.62%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
WELLS FARGO LARGE COMPANY GROWTH FUND
  2004  Lowest contract charges          1,070     1.001632           1,072     1.81%       --             1.36%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
WELLS FARGO SMALL CAP GROWTH FUND
  2004  Lowest contract charges            764     1.093116             835     1.71%       --            11.68%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
STI CLASSIC VT CAPITAL APPRECIATION FUND
  2004  Lowest contract charges         22,239    12.334257         274,306     1.70%          0.27%       4.95%
        Highest contract charges         2,721    12.126652          32,994     2.36%          1.51%       4.12%
        Remaining contract
        charges                        359,349      --            4,387,702     --          --            --
  2003  Lowest contract charges          9,331    11.752110         109,660     1.68%       --            16.45%
        Highest contract charges        39,742    11.651033         463,034     1.55%       --            13.54%
        Remaining contract
        charges                        179,231      --            2,095,591     --          --            --
  2002  Lowest contract charges          1,827    10.091783          18,436     0.44%       --             0.92%
        Highest contract charges         1,655    10.077549          16,676     0.55%       --             0.78%
        Remaining contract
        charges                          7,373      --               74,336     --          --            --

____________________________________ SA-165 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  --------  --------------  ---------
STI CLASSIC VT GROWTH AND INCOME FUND
  2004  Lowest contract charges         14,754   $14.598347    $    215,383     1.69%          0.92%      12.38%
        Highest contract charges        21,153    14.379145         304,157     2.35%          0.78%      11.65%
        Remaining contract
        charges                        131,768      --            1,905,742     --          --            --
  2003  Lowest contract charges          3,462    12.990742          44,970     1.64%          1.51%      24.36%
        Highest contract charges        25,693    12.879095         330,904     1.55%          0.76%      22.28%
        Remaining contract
        charges                        128,363      --            1,658,578     --          --            --
  2002  Lowest contract charges            686    10.441755           7,165     0.49%          0.93%       4.42%
        Highest contract charges           753    10.431451           7,859     0.57%          1.05%       4.32%
        Remaining contract
        charges                          2,701      --               28,188     --          --            --
STI CLASSIC VT MID-CAP EQUITY FUND
  2004  Lowest contract charges          8,960    14.745157         132,091     1.70%          0.71%      14.85%
        Highest contract charges         7,001    14.497064         101,495     2.48%          0.78%      13.94%
        Remaining contract
        charges                        108,377      --            1,581,712     --          --            --
  2003  Lowest contract charges          4,461    12.838644          57,268     1.68%          1.03%      27.54%
        Highest contract charges        14,804    12.728275         188,434     1.55%          0.89%      27.22%
        Remaining contract
        charges                         56,454      --              721,041     --          --            --
  2002  Lowest contract charges          1,192    10.066403          12,000     --          --             0.66%
        Highest contract charges         1,245    10.056471          12,516     0.56%       --             0.57%
        Remaining contract
        charges                            262      --                2,629     --          --            --
STI CLASSIC VT VALUE INCOME STOCK FUND
  2004  Lowest contract charges          6,486    14.725680          95,514     1.69%          1.62%      13.35%
        Highest contract charges         1,842    14.477953          26,667     2.45%          2.23%      12.45%
        Remaining contract
        charges                        110,424      --            1,609,878     --          --            --
  2003  Lowest contract charges          3,287    12.991193          42,704     1.67%          1.69%      21.05%
        Highest contract charges           583    12.879554           7,509     1.48%          1.82%      20.78%
        Remaining contract
        charges                         40,914      --              528,930     --          --            --
  2002  Lowest contract charges          2,081    10.721896          22,317     0.43%          0.15%       7.22%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

____________________________________ SA-166 ____________________________________

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company will make certain deductions ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV70 Death Benefit Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.85%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

____________________________________ SA-167 ____________________________________

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    -----------------------------------------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2004     2003     2002
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,592   $2,169   $2,079
   Earned premiums and other                                 484      934      574
   Net investment income                                   2,470    1,764    1,572
   Net realized capital gains (losses)                       129        1     (276)
                                                          ------------------------
                                     TOTAL REVENUES        5,675    4,868    3,949
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          3,111    2,726    2,275
   Insurance expenses and other                              709      625      650
   Amortization of deferred policy acquisition
    costs and present value of future profits                814      660      531
   Dividends to policyholders                                 29       63       65
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,663    4,074    3,521
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                           1,012      794      428
   Income tax expense                                         29      168        2
   Income before cumulative effect of accounting
    changes                                                  983      626      426
   Cumulative effect of accounting changes, net of
    tax                                                      (18)      --       --
                                                          ------------------------
                                         NET INCOME       $  965   $  626   $  426
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2004          2003
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $40,479 and $28,511)      $ 42,691      $ 30,085
   Equity securities, available for sale, at fair
    value (cost of $171 and $78)                            179            85
   Equity securities, held for trading, at fair
    value                                                     1            --
   Policy loans, at outstanding balance                   2,617         2,470
   Other investments                                      1,083           639
                                                      -------------------------
                                  TOTAL INVESTMENTS      46,571        33,279
                                                      -------------------------
   Cash                                                     216            96
   Premiums receivable and agents' balances                  20            17
   Reinsurance recoverables                               1,460         1,297
   Deferred policy acquisition costs and present
    value of future profits                               6,453         6,088
   Deferred income taxes                                   (638)         (486)
   Goodwill                                                 186           186
   Other assets                                           1,562         1,238
   Separate account assets                              139,812       130,225
                                                      -------------------------
                                       TOTAL ASSETS    $195,642      $171,940
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  7,244      $  6,518
   Other policyholder funds                              37,493        25,263
   Other liabilities                                      3,844         3,330
   Separate account liabilities                         139,812       130,225
                                                      -------------------------
                                  TOTAL LIABILITIES     188,393       165,336
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 11
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,240
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            940           711
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         939           710
                                                      -------------------------
   Retained earnings                                      4,064         3,648
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       7,249         6,604
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $195,642      $171,940
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2004
 Balance, December 31, 2003                $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
 Comprehensive income
   Net income                                                                                                965          965
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change                                             292                                                     292
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                104                                                     104
   Net loss on cash flow
    hedging instruments                                                          (167)                                   (167)
 Total other comprehensive
  income                                                                                                                  229
   Total comprehensive income                                                                                           1,194
 Dividends declared                                                                                         (549)        (549)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2004            $6     $2,240       $1,124           $(184)         $(1)       $4,064       $7,249
                                         ----------------------------------------------------------------------------------------
 2003
 Balance, December 31, 2002                $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806       $  114           $  63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain on securities is reflected net of tax and other items of $56, $143, and $188 for the years ended December 31, 2004, 2003 and 2002, respectively. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(90), $(69) and $26 for the years ended December 31, 2004, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $78, and $(170) for the years ended December 31, 2004, and 2002, respectively. There were no reclassification adjustments for after-tax gains (losses) realized in net income for the year ended
    December 31, 2003.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2004      2003      2002
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   965   $   626   $   426
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                   (129)       (1)      276
   Cumulative effect of accounting changes, net of
    tax                                                    18        --        --
   Amortization of deferred policy acquisition
    costs and present value of future profits             814       660       531
   Additions to deferred policy acquisition costs
    and present value of future Profits                (1,375)   (1,319)     (987)
   Depreciation and amortization                           43       117        19
   Increase in premiums receivable and agents'
    balances                                               (3)       (2)       (5)
   (Decrease) increase in other liabilities                (7)      299       (61)
   Change in receivables, payables, and accruals         (205)      227         2
   Increase (decrease) in accrued tax                      34       (67)       76
   (Increase) decrease in deferred income tax             (55)       65        23
   Amortization of sales inducements                       30        68        67
   Additions to deferred sales inducements               (141)     (136)     (106)
   Increase in future policy benefits                     726       794       560
   Increase in reinsurance recoverables                   (15)       (1)     (127)
   Decrease (increase) in other assets                     55      (109)      (83)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES       755     1,221       611
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (17,192)  (13,628)  (12,470)
   Sales of investments                                13,306     6,676     5,781
   Maturity and principal paydowns of fixed
    maturity investments                                2,971     3,233     2,266
   Other                                                   --        85        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES      (915)   (3,634)   (4,423)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                   --       199       235
   Dividends paid                                        (549)     (175)       --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                                 829     2,406     3,567
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES       280     2,430     3,802
                                                      ---------------------------
   Net increase (decrease) in cash                        120        17       (10)
   Impact of foreign exchange                              --        --         2
   Cash -- beginning of year                               96        79        87
                                                      ---------------------------
   Cash -- end of year                                $   216   $    96   $    79
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (received) During the Year for:
   Income taxes                                       $    42   $    35   $    (2)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

NOTE 2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

In 2004, the Company sponsored and purchased an investment interest in a synthetic collateralized loan obligation transaction, a variable interest entity ("VIE") for which the Company determined itself to be the primary beneficiary. Accordingly, the assets, liabilities and results of operations of the entity are included in the Company's consolidated financial statements. For further discussion of the synthetic collateralized loan transaction see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and evaluation of other-than-temporary impairments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                          Other
                                                                                      Comprehensive
        Components of Cumulative Effect of Adoption                  Net Income          Income
                                                                     ------------------------------
Establishing GMDB and other benefit reserves for annuity
 contracts                                                              $(50)             $ --
Reclassifying certain separate accounts to general account                30               294
Other                                                                      2                (2)
                                                                     ------------------------------
TOTAL CUMULATIVE EFFECT OF ADOPTION                                     $(18)             $292
                                                                     ------------------------------

In May 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross-physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g. security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buyback shares are examples of financial instruments that should be reported as liabilities under this new guidance. SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for separately. SFAS No. 150 was effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which required an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaced the previously issued FIN 46 and, subject to certain special provisions, was effective no later than the end of the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS No. 123R"), which replaces SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") and supercedes APB Opinion No. 25, "Accounting for Stock Issued to Employees". SFAS No. 123R requires all companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award for financial statements for reporting periods beginning after June 15, 2005. The pro forma disclosures previously permitted under SFAS No. 123 will no longer be an alternative to financial statement recognition. The transition methods include prospective and retrospective adoption options. The prospective method requires that compensation expense be recorded for all unvested stock-based awards including those granted prior to adoption of the fair value recognition provisions of SFAS No. 123, at the beginning of the first quarter of adoption of SFAS No. 123R, while the retrospective methods would record compensation expense for all unvested stock-based awards beginning with the first period restated. The Hartford will adopt SFAS No. 123R in the third quarter of fiscal 2005 using the prospective method. In January 2003, The Hartford began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS No. 123 and therefore, the adoption is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

EITF ISSUE NO. 03-1

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF Issue No. 03-1"). EITF Issue No. 03-1 was effective for periods beginning after June 15, 2004 and adopts a three-step impairment model for securities within its scope. The three-step model must be applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

Step 2: Evaluate whether an impairment is other-than-temporary. For debt securities that cannot be contractually prepaid or otherwise settled in such a way that the investor would not recover substantially all of its cost, an impairment is deemed other-than-temporary if the investor does not have the ability and intent to hold the investment until a forecasted market price recovery or it is probable that the investor will be unable to collect all amounts due according to the contractual terms of the debt security.

Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost basis and its fair value.

Subsequent to an other-than-temporary impairment loss, a debt security should be accounted for in accordance with SOP 03-3, "Accounting for Certain Loans and Debt Securities Acquired in a Transfer" ("SOP 03-3"). SOP 03-3 requires that the amount of a security's expected cash flows in excess of the investor's initial cost or amortized cost investment be recognized as interest income on a level-yield basis over the life of the security. EITF Issue No. 03-1 does not replace the impairment guidance for investments accounted for under EITF Issue No. 99-20, "Recognition of Interest Income and Impairments on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF Issue No. 99-20"), however, it requires investors to determine if a security is other-than-temporarily impaired under EITF Issue No. 03-1 if the security is determined not to be other-than-temporarily impaired under EITF Issue No. 99-20.

In September 2004, the FASB staff issued clarifying guidance for comment in FASB Staff Position ("FSP") EITF Issue No. 03-1-a, "Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments"', ("FSP Issue No. 03-1-a") and subsequently voted to delay the implementation of the impairment measurement and recognition guidance contained in paragraphs 10-20 of EITF Issue No. 03-1 in order to redeliberate certain aspects of the consensus as well as the implementation guidance included in FSP Issue No. 03-1-a. The disclosure requirements including quantitative and qualitative information regarding investments in an unrealized loss position remain effective and are included in Note 4.

The ultimate impact the adoption of EITF Issue No. 03-1 will have on the Company's consolidated financial condition and results of operations is still unknown. Depending on the nature of the ultimate guidance, adoption of the standard could potentially result in the recognition of unrealized losses, including those declines in value that are attributable to interest rate movements, as other-than-temporary impairments, except those deemed to be minor in nature. As of December 31, 2004, the Company had $154 of total gross unrealized losses. The amount of impairments to be recognized, if any, will depend on the final standard, market conditions and management's intent and ability to hold securities with unrealized losses at the time of the impairment evaluation.

STOCK-BASED COMPENSATION

In January 2003, The Hartford adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock Issued to Employees", and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date, and is recognized over the award's vesting period. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2004, 2003 and 2002 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115, "Accounting for Certain Investments in

Debt and Equity Securities" ("SFAS No. 115"). Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Equity investments classified as "trading", as defined in SFAS No. 115, are recorded at fair value with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. Limited partnerships are accounted for under the equity method and accordingly the Company's share of partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2004 and 2003, primarily consisted of non-144A private placements and have an average duration of 4.7 and 4.3, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2004 and 2003:

                                                            2004                                    2003
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $34,429               80.6%             $24,557               81.6%
Priced via broker quotations                          3,074                7.2%               2,037                6.8%
Priced via matrices                                   3,508                8.2%               2,129                7.1%
Priced via other methods                                 61                0.2%                 151                0.5%
Short-term investments [1]                            1,619                3.8%               1,211                4.0%
                                            -----------------------------------------------------------------------------
                          TOTAL [2]                 $42,691              100.0%             $30,085              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are primarily valued at amortized cost, which approximates fair value.

    (2) Effective January 1, 2004, guaranteed separate account assets were included with general account assets as a result of adopting SOP 03-1.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20 ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Non-EITF Issue No. 99-20 securities depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. The evaluation of non-EITF Issue No. 99-20 securities depressed more than ten percent is documented and discussed quarterly by the committee.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from current estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments. The ultimate completion of EITF Issue No. 03-1 may impact the Company's current other-than-temporary impairment evaluation process. (For further discussion of EITF Issue No. 03-1, see the Future Adoption of New Accounting Standards section of Note 2.)

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the year ended December 31, 2004 and were $1 for the years ended December 31, 2003 and 2002. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis based on estimated principal repayments, if applicable. Prepayment fees are recorded in net investment income when earned. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Interest income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. (For a further discussion of derivative instruments, see the Derivative Instruments section of Note 4.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of
Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. Fair value is based upon either independent market quotations or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and guaranteed minimum withdrawal benefits ("GMWB") reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB reinsurance contract amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair-value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated change in value of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Depending on the hedging strategy, quantitative methods may include the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method". In addition, certain hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases financial instruments and issues products, such as GMWB, that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and then collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are associated with the host variable annuity contract and recorded in fee income.

For contracts issued prior to July 2003, the Company has a reinsurance arrangement in place to offset its exposure to the GMWB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. As of July 2003, the Company had substantially exhausted all of its reinsurance capacity with respect to contracts issued after July 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. For further discussion of this arrangement, see Note 15 of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired, usually 20 years. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC". At December 31, 2004 and 2003, the carrying value of the Company's DAC was $6.5 billion and $6.1 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2004 and 2003. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5.7% to 7.9% for both years ended December 31, 2004 and 2003.

The Company had developed models to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2004, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2004 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, 'Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments', and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence the determination to adjust assumptions include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,212 on December 31, 2004), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. The Company's traditional life and group disability products are classified as long duration contracts, and premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 5%, 6%, and 6% as of December 31, 2004, 2003 and 2002, respectively, of total life insurance in force. Dividends to policyholders were $29, $63, and $65 for the years ended December 31, 2004, 2003 and 2002, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 3. SEGMENT INFORMATION

The Company has changed its reportable operating segments in 2004 from Investment Products, Individual Life and Corporate Owned Life Insurance ("COLI") to Retail Products ("Retail"), Institutional Solutions ("Institutional") and Individual Life. Retail offers individual variable and fixed annuities, retirement plan products and services to corporations under Section 401(k) plans and other investment products. Institutional primarily offers retirement plan products and services to municipalities under Section 457 plans, other institutional investment products, structured settlements, and private placement life insurance (formerly COLI). Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. Hartford Life Insurance Company also includes in an Other category net realized capital gains and losses other than periodic net coupon settlements on non-qualifying derivatives and net realized capital gains and losses related to guaranteed minimum withdrawal benefits; corporate items not directly allocable to any of its reportable operating segments, intersegment eliminations as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its direct parent HLA. Periodic net coupon settlements on non-qualifying derivatives and net realized capital gains are reflected in each applicable segment in net realized capital gains and losses.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between the Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk charges. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in the Other category. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in the Other category. Credit related net capital losses are retained by the Other category. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
TOTAL REVENUES
  Retail Products Group
    Individual Annuities                                             $2,481      $1,656      $1,451
    Other                                                               145         118         105
      Total Retail Products Group                                     2,626       1,774       1,556
  Institutional Solutions Group                                       1,820       2,082       1,730
  Individual Life                                                       957         893         858
  Other                                                                 272         119        (195)
                                                                     ------------------------------
                                              TOTAL REVENUES         $5,675      $4,868      $3,949
                                                                     ------------------------------
NET INVESTMENT INCOME
  Retail Products Group                                              $1,079      $  493      $  367
  Institutional Solutions Group                                       1,044         976         958
  Individual Life                                                       267         222         224
  Other                                                                  80          73          23
                                                                     ------------------------------
                                 TOTAL NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------
AMORTIZATION OF DAC
  Retail Products Group                                              $  608      $  462      $  377
  Institutional Solutions Group                                          37          33           8
  Individual Life                                                       169         165         146
                                                                     ------------------------------
                                   TOTAL AMORTIZATION OF DAC            814         660         531
                                                                     ------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Retail Products Group                                              $   43      $   30      $   55
  Institutional Solutions Group                                          40          57          46
  Individual Life                                                        69          64          59
  Other                                                                (123)         17        (158)
                                                                     ------------------------------
                                    TOTAL INCOME TAX EXPENSE         $   29      $  168      $    2
                                                                     ------------------------------
NET INCOME (LOSS)
  Retail Products Group                                              $  392      $  341      $  280
  Institutional Solutions Group                                         105         119          94
  Individual Life                                                       141         134         116
  Other                                                                 327          32         (64)
                                                                     ------------------------------
                                            TOTAL NET INCOME         $  965      $  626      $  426
                                                                     ------------------------------

[1] The Company includes tax benefits reflecting the impact of audit settlements of $191, $0, and $76 for the years ended December 31, 2004, 2003, and 2002, respectively.

                                                                          December 31,
                                                                     ----------------------
                                                                       2004          2003
                                                                     ----------------------
ASSETS
  Retail Products Group                                              $121,255      $106,058
  Institutional Solutions Group                                        57,983        51,212
  Individual Life                                                      11,425        10,555
  Other                                                                 4,979         4,115
                                                                     ----------------------
                                                TOTAL ASSETS         $195,642      $171,940
                                                                     ----------------------
DAC
  Retail Products Group                                              $  4,474      $  4,271
  Institutional Solutions Group                                           159           106
  Individual Life                                                       1,809         1,689
  Other                                                                    11            22
                                                                     ----------------------
                                                   TOTAL DAC         $  6,453      $  6,088
                                                                     ----------------------
RESERVE FOR FUTURE POLICY BENEFITS
  Retail Products Group                                              $    732      $    495
  Institutional Solutions Group                                         4,845         4,356
  Individual Life                                                         538           533
  Other                                                                 1,129         1,134
                                                                     ----------------------
                    TOTAL RESERVE FOR FUTURE POLICY BENEFITS         $  7,244      $  6,518
                                                                     ----------------------
OTHER POLICYHOLDER FUNDS
  Retail Products Group                                              $ 19,395      $  9,777
  Institutional Solutions Group                                        13,447        12,059
  Individual Life                                                       4,150         3,428
  Other                                                                   501            (1)
                                                                     ----------------------
                              TOTAL OTHER POLICYHOLDER FUNDS         $ 37,493      $ 25,263
                                                                     ----------------------

NOTE 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                                                     $2,122      $1,425      $1,235
Policy loans                                                            183         207         251
Other investments                                                       195         152         103
Gross investment income                                               2,500       1,784       1,589
Less: Investment expenses                                                30          20          17
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------

COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $  168      $   (6)     $ (285)
Equity securities                                                         7          (7)         (4)
Periodic net coupon settlements on non-qualifying
 derivatives                                                              4          29          13
Other [1]                                                               (50)        (16)         (1)
Change in liability to policyholders for net realized
 capital gains                                                           --           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $  129      $    1      $ (276)

[1] Primarily consists of changes in fair value on non-qualifying derivatives and hedge ineffectiveness on qualifying derivate instruments, as well as, the amortization of deferred acquisition costs.

COMPONENTS OF UNREALIZED GAINS (LOSSES) ON
 AVAILABLE-FOR-SALE EQUITY SECURITIES
Gross unrealized gains                                               $   11      $   11      $    2
Gross unrealized losses                                                  (3)         (4)        (19)
                                                                     ------------------------------
Net unrealized gains (losses)                                             8           7         (17)
Deferred income taxes and other items                                     3           2          (6)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5           5         (11)
Balance -- beginning of year                                              5         (11)         (6)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   --      $   16      $   (5)
                                                                     ------------------------------

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $2,363      $1,715      $1,389
Gross unrealized losses                                                (151)       (141)       (278)
Net unrealized gains credited to policyholders                          (20)        (63)        (58)
                                                                     ------------------------------
Net unrealized gains                                                  2,192       1,511       1,053
Deferred income taxes and other items                                 1,073         788         579
                                                                     ------------------------------
Net unrealized gains, net of tax                                      1,119         723         474
Balance -- beginning of year                                            723         474         120
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  396      $  249      $  354
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2004
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 5,881            $   72                 $ (61)            $ 5,892
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         834                 9                    (3)                840
  Non-agency backed                                       48                --                    --                  48
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           54                --                    --                  54
  Non-agency backed                                    7,336               329                   (17)              7,648
  Corporate                                           21,066             1,826                   (57)             22,835
Government/Government agencies
  Foreign                                                649                60                    (2)                707
  United States                                          774                19                    (4)                789
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,542                18                    (2)              1,558
  States, municipalities and political
   subdivisions                                          675                30                    (5)                700
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,619                --                    --               1,619
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $40,479            $2,363                 $(151)            $42,691
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 3,777            $   91                 $ (67)            $ 3,801
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         508                 8                    (2)                514
  Non-agency backed                                       19                --                    --                  19
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           28                --                    --                  28
  Non-agency backed                                    4,853               248                   (14)              5,087
  Corporate                                           15,003             1,273                   (46)             16,230
Government/Government agencies
  Foreign                                                641                55                    (1)                695
  United States                                          641                 8                    (2)                647
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,523                25                    (2)              1,546
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,210                 1                    --               1,211
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

Included in the fair value of total fixed maturities as of December 31, 2004 are $11.7 billion of guaranteed separate account assets. Guaranteed separate account assets were reclassified to the general account on January 1, 2004 as a result of the adoption of SOP 03-1. (For further discussion, see the Adoption of New Accounting Standards section of Note 2.)

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2004 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including MBS and CMOs, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 4,509            $ 4,538
Over one year through five years                          12,977             13,558
Over five years through ten years                         11,743             12,395
Over ten years                                            11,250             12,200
                                                      -------------------------------
                                        TOTAL            $40,479            $42,691
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS
Investments that were non-income producing as of December 31, are as follows:

                                                  2004                     2003
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
ABS                                         $ 6         $ 5          $ 2         $ 4
CMOs                                          1           1           --          --
Corporate                                     4           7           12          30
                                         -----------------------------------------------
                           TOTAL            $11         $13          $14         $34
                                         -----------------------------------------------

For 2004, 2003 and 2002, net investment income was $11, $17 and $13, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                              December 31,
                                                     -------------------------------
                                                      2004         2003        2002
                                                     -------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                        $13,022      $6,205      $5,617
Gross gains                                              311         196         117
Gross losses                                            (125)        (71)        (60)
SALE OF AVAILABLE-FOR-SALE EQUITY SECURITIES
Sale proceeds                                        $    75      $  107      $   11
Gross gains                                               12           4          --
Gross losses                                              (5)         (3)         (3)
                                                     -------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity other than certain U.S. government and government agencies.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. (For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2.) Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2004 and 2003.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                            2004
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
                                                    Less Than 12 Months                12 Months or More
                                              -----------------------------------------------------------------
                                              Amortized    Fair    Unrealized   Amortized    Fair    Unrealized
                                                Cost      Value      Losses       Cost      Value      Losses
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
ABS                                            $1,112     $1,102      $(10)      $  343     $  292      $(51)
CMOs
  Agency backed                                   494        491        (3)           2          2        --
  Non-agency backed                                40         40        --           --         --        --
CMBS
  Agency backed                                    19         19        --           --         --        --
  Non-agency backed                             1,563      1,548       (15)          73         71        (2)
Corporate                                       2,685      2,652       (33)         657        633       (24)
Government/Government agencies
  Foreign                                         116        115        (1)          27         26        (1)
  United States                                   445        442        (3)           7          6        (1)
MBS -- U.S. Government/Government
 agencies                                         398        396        (2)          24         24        --
States, municipalities and political
 subdivisions                                     163        158        (5)           2          2        --
Short-term investments                             11         11        --           --         --        --
                                              -----------------------------------------------------------------
               TOTAL FIXED MATURITIES           7,046      6,974       (72)       1,135      1,056       (79)
Common stock                                       --         --        --            1          1        --
Nonredeemable preferred stock                      19         19        --           39         36        (3)
                                              -----------------------------------------------------------------
                         TOTAL EQUITY              19         19        --           40         37        (3)
                                              -----------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED SECURITIES          $7,065     $6,993      $(72)      $1,175     $1,093      $(82)
                                              -----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $1,455     $1,394     $ (61)
CMOs
  Agency backed                                                          496        493        (3)
  Non-agency backed                                                       40         40        --
CMBS
  Agency backed                                                           19         19        --
  Non-agency backed                                                    1,636      1,619       (17)
Corporate                                                              3,342      3,285       (57)
Government/Government agencies
  Foreign                                                                143        141        (2)
  United States                                                          452        448        (4)
MBS -- U.S. Government/Government agencies                               422        420        (2)
States, municipalities and political subdivisions                        165        160        (5)
Short-term investments                                                    11         11        --
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           8,181      8,030      (151)
Common stock                                                               1          1        --
Nonredeemable preferred stock                                             58         55        (3)
                                                                     -------------------------------
                                                TOTAL EQUITY              59         56        (3)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $8,240     $8,086     $(154)
                                                                     -------------------------------

As of December 31, 2004, fixed maturities represented approximately 98% of the Company's total unrealized loss amount, which was comprised of approximately 1,200 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $11. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its carrying amount and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of over 1,000 securities of which 88%, or $63, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of approximately 165 securities, with the majority of the unrealized loss amount relating to ABS and corporate fixed maturities within the financial services sector. A description of these events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

ABS -- ABS represents $51 of the securities in an unrealized loss position for twelve months or more. These securities were primarily supported by aircraft lease receivables that had suffered a decrease in value in recent years as a result of a prolonged decline in airline travel, the uncertainty of a potential industry recovery and lack of market liquidity in this sector. Although uncertainty surrounding the stability of domestic airlines continues to weigh heavily on this sector, worldwide travel and aircraft demand appears to be improving, resulting in a modest increase in market prices and greater liquidity in this sector during 2004. As of December 31, 2004, the estimated future cash flows for these securities indicated full recovery and as a result, based on management's intent and ability to hold these securities, the prices of these securities were deemed to be temporarily depressed.

FINANCIAL SERVICES -- Financial services represents approximately $12 of the securities in an unrealized loss position for twelve months or more. These securities are investment grade securities priced at or greater than 90% of amortized cost. As of December 31, 2004, the financial services twelve months or more unrealized loss amount primarily related to variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized losses for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. The majority of these variable rate securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $19 in the twelve months or more unrealized loss category is comprised of approximately 90 securities, substantially all of which were depressed only a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2004. The decline in market value for these securities is primarily attributable to changes in interest rates.

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                              2003
                                                ----------------------------------------------------------------
                                                ----------------------------------------------------------------
                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
ABS                                              $  238     $  235      $ (3)       $ 85      $ 84       $ (1)
CMOs
  Agency backed                                     206        204        (2)          1         1         --
  Non-agency backed                                   3          3        --          --        --         --
CMBS
  Non-agency backed                                 527        521        (6)         57        57         --
  Corporate                                       1,296      1,266       (30)        347       331        (16)
Government/Government agencies
  Foreign                                            26         25        (1)         --        --         --
  United States                                     235        233        (2)         --        --         --
MBS -- U.S. Government/Government
 agencies                                           166        164        (2)         --        --         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
Total equity                                         41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
             TOTAL TEMPORARILY IMPAIRED
                        SECURITIES [1]           $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $  323     $  319      $ (4)
CMOs
  Agency backed                                                          207        205        (2)
  Non-agency backed                                                        3          3        --
CMBS
  Non-agency backed                                                      584        578        (6)
  Corporate                                                            1,643      1,597       (46)
Government/Government agencies
  Foreign                                                                 26         25        (1)
  United States                                                          235        233        (2)
MBS -- U.S. Government/Government agencies                               166        164        (2)
States, municipalities and political subdivisions                        160        153        (7)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
Total equity                                                              44         40        (4)
                                                                     -------------------------------
                  TOTAL TEMPORARILY IMPAIRED SECURITIES (1)           $3,391     $3,317      $(74)
                                                                     -------------------------------

[1] Excludes securities subject to EITF Issue No. 99-20 and guaranteed separate account assets.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost for six continuous months. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months were depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the table above was financial services, which is included within the corporate category above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

FINANCIAL SERVICES -- Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions were priced at or greater than 80% of amortized cost as of December 31, 2003. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities declined during 2003 as interest rates increased. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios at or greater than 80%.

INVESTMENT MANAGEMENT ACTIVITIES

During 2004, Hartford Investment Management Company issued one and began serving as the collateral asset manager for an additional synthetic collateralized loan obligation ("CLO"), both of which the Company has an investment in. The synthetic CLOs invest in senior secured bank loans through total return swaps ("referenced bank loan portfolios"). The notional value of the referenced bank loan portfolios from the two synthetic CLOs as of December 31, 2004 was approximately $700. The synthetic CLOs issued approximately $135 of notes and preferred shares ("CLO issuances"), approximately $120 of which was to third party investors. The proceeds from the CLO issuances were invested in collateral accounts consisting of high credit quality securities that were pledged to the referenced bank loan portfolios' swap counterparties. Investors in the CLO issuances receive the net proceeds from the referenced bank loan portfolios. Any principal losses incurred by the swap counterparties associated with the referenced bank loan portfolios are borne by the CLO issuances investors through the total return swaps.

Pursuant to the requirements of FIN 46R, the Company has concluded that the two synthetic CLOs are VIEs and that the Company is the primary beneficiary and must consolidate the CLO issued in 2004. Accordingly, the Company has recorded in the consolidated balance sheets $65 of cash and invested assets, total return swaps with a fair value of $3 in other assets, which reference a bank loan portfolio with a maximum notional of $400, and $52 in other liabilities related to the CLO issuances. The total return from the referenced bank loan portfolio of $3 was received via the total return swap and recorded in realized capital gains and losses. Income from the fixed maturity collateral account and CLO issuance investor payments were recorded in net investment income in the consolidated statements of income. The Company's investment in the consolidated synthetic CLO issuance is $14, which is its maximum exposure to loss. In addition, the Company has a $2 preferred share investment in the non-consolidated synthetic CLO issuance, which is its maximum exposure to loss. The investors in the two synthetic CLO issuances have recourse only to the VIE assets and not to the general credit of the Company.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the consolidated balance sheets as of December 31, as follows:

                                                 Asset Values         Liability Values
                                                ---------------------------------------
                                                2004       2003       2004        2003
                                                ---------------------------------------
Other investments                               $ 42       $116       $ --        $ --
Reinsurance recoverables                          --         --        129         115
Other policyholder funds and benefits
  payable                                        129        115         --          --
Fixed maturities                                   4          7         --          --
Other liabilities                                 --         --        449         186
                                                ---------------------------------------
                                    TOTAL       $175       $238       $578        $301
                                                ---------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities. The Company also enters into forward starting swap agreements to hedge the interest rate exposure on anticipated fixed-rate asset purchases due to changes in the benchmark interest rate London-Interbank Offered Rate
  ('LIBOR'). These derivatives were structured to hedge interest rate exposure inherent in the assumptions used to price primarily certain long-term disability products.

  Interest rate swaps are also used to hedge a portion of the
  Company's floating rate guaranteed investment contracts. These derivatives convert the floating rate guaranteed investment contract payments to a fixed rate to better match the cash
  receipts earned from the supporting investment portfolio.         $ 4,944    $ 1,889      $  40      $   98

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                              1,311        703       (421)       (147)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against increases in LIBOR, the designated benchmark interest rate.

  In addition, interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities due to changes
  in LIBOR.                                                             201        112         (5)         (5)

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                           148         51         (1)         (1)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. These derivatives are also used to reduce the duration risk in certain investment portfolios. These derivative instruments are structured to hedge the durations of fixed maturity investments to match certain products in accordance with the Company's asset and liability management policy.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                   $ 1,466    $ 1,466      $   2      $   11

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to manage duration risk
  between assets and liabilities.                                     1,441      1,702          7          29

Foreign currency swaps, forwards and put and call options
  The Company enters into foreign currency swaps and forwards and purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January 2003 for a loss of $3, after-tax.

  The Company also enters into pay fixed U.S. dollar receive fixed yen zero coupon swaps and forwards to mitigate the
  foreign currency exposure associated with the yen denominated individual fixed annuity product. In addition, forward settling fixed maturity investments are traded to manage duration and
  foreign currency risk associated with this product.                   923        104        (64)        (31)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the referenced security issuer. Credit events typically include failure on the part of the referenced security issuer to make a fixed dollar amount of contractual interest or principal
  payments or bankruptcy. The maximum potential future exposure to the Company is the notional value of the swap contracts,
  $193 and $49, after-tax, as of December 31, 2004 and 2003, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of December 31, 2004 and 2003, the maximum potential future exposure to the Company from such contracts is $458 and $130, after-tax, respectively.

  The Company enters into credit default swaps agreements, in which the Company pays a derivative counterparty a periodic fee in exchange for compensation from the counterparty should a credit event occur on the part of the referenced security
  issuer. The Company entered into these agreements as an
  efficient means to reduce credit exposure to specified issuers.   $ 1,418    $   275      $   6      $  (18)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                           95        276          1           1

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater. (For a further
  discussion, see the Derivative Instruments section of Note 2).
  The notional value of the embedded derivative is the GRB
  balance.                                                           25,433     14,961        129         115

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           25,433     14,961       (129)       (115)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Statutory Reserve hedging instruments
  The Company purchased one and two year S&P 500 put option
  contracts to economically hedge the statutory reserve impact of equity exposure arising primarily from GMDB obligations against
  a decline in the equity markets.                                  $ 1,921    $    --      $  32      $   --
                                                                   --------------------------------------------

                                                            TOTAL   $64,734    $36,500      $(403)     $  (63)
                                                                   --------------------------------------------

The increase in notional amount since December 31, 2003 is primarily due to an increase in embedded derivatives associated with GMWB product sales, and, to a lesser extent, derivatives transferred to the general account as a result of the adoption of SOP 03-1 and new hedging strategies. The decrease in the net fair value of derivative instruments since December 31, 2003 was primarily due to the changes in foreign currency exchange rates, the rise in short-term interest rates during 2004 and derivatives transferred to the general account pursuant to the adoption of SOP 03-1.

Due to the adoption of SOP 03-1, derivatives previously included in separate accounts were reclassified into various other balance sheet classifications. On January 1, 2004, the notional amount and net fair value of derivative instruments reclassified totaled $2.9 billion and $(71), respectively.

For the year ended December 31, 2004, gross gains and losses representing the total ineffectiveness of all fair-value and net investment hedges were immaterial. For the year ended December 31, 2004, the Company's net gain and loss representing hedge ineffectiveness on cash flow hedges was $(12), after-tax. For the years ended December 31, 2003 and 2002, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial.

The total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic net coupon settlements, are reported as net realized capital gains and losses in the consolidated statements of income. For the years ended December 31, 2004, 2003 and 2002, the Company recognized an after-tax net (loss) gain of $(8), $(3) and $1 respectively, for derivative-based strategies, which do not qualify for hedge accounting treatment.

As of December 31, 2004 and 2003, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $6. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The Company does not hedge any exposure to the variability of future cash flows other than interest payments on variable-rate debt. For the years ended December 31, 2004, 2003 and 2002, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Hartford Life began issuing a yen denominated individual fixed annuity product from a related party, Hartford Life Insurance KK, a wholly owned Japanese subsidiary of Hartford Life and Accident Insurance Company, in the fourth quarter of 2004. The yen denominated fixed annuity product is recorded in the consolidated balance sheets in other policyholder funds and benefits payable in U.S. dollars based upon the December 31, 2004 yen to dollar spot rate. To mitigate the yen exposure associated with the product, during the fourth quarter of 2004, the Company entered into pay fixed U.S. dollar receive fixed yen, zero coupon currency swaps (dollar to yen derivatives). As of December 31, 2004 the dollar to yen derivatives had a notional and fair value of $408 and $9, respectively. Changes in fair value of the dollar to yen derivatives totaled $9 for the year ended December 31, 2004. Although economically an effective hedge, a divergence between the yen denominated fixed annuity product liability and the dollar to yen derivatives exists primarily due to the difference in the basis of accounting between the liability and the derivative instruments (i.e. historical cost versus fair value). The yen denominated fixed annuity product liabilities are recorded on a historical cost basis and are only adjusted for changes in foreign spot rates and accrued income. The dollar to yen derivatives are recorded at fair value incorporating changes in value due to changes in forward foreign exchange rates, interest rates and accrued income.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2004 and

2003, the fair value of the loaned securities was approximately $1.0 billion and $780, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1.3 and $0.5 for the years ended December 31, 2004 and 2003, respectively, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2004 and 2003, collateral pledged of $276 and $209, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2004 and 2003 were as follows:

                                       2004       2003
                                      ----------------
LOANED SECURITIES AND
 COLLATERAL PLEDGED
ABS                                   $   24      $ 41
CMBS                                     158       143
Corporate                                681       381
Government/Government
 Agencies
Foreign                                   16        11
United States                            404       413
                                      ----------------
                        TOTAL         $1,283      $989
                                      ----------------

As of December 31, 2004 and 2003, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $1 billion and $996, respectively. At December 31, 2004 and 2003, cash collateral of $1 billion and $869, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts.
NOTE 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2004 and 2003 were as follows:

                                                                2004                           2003
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $42,691        $42,691         $30,085        $30,085
  Equity securities                                         180            180              85             85
  Policy loans                                            2,617          2,617           2,470          2,470
  Other investments                                       1,083          1,083             639            639
LIABILITIES
  Other policyholder funds [1]                          $ 9,244        $ 9,075         $ 7,654        $ 7,888
                                                    -----------------------------------------------------------

[1] Excludes universal life type insurance contracts, including corporate owned life insurance.

NOTE 6. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2004, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2004, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.9. In addition, the Company reinsures the majority of the minimum death benefit guarantees as well as the guaranteed withdrawal benefits offered in connection with its variable annuity contracts. Substantially all contracts written since July 2003 with the GMWB are covered by a reinsurance arrangement with a related party.

Insurance fees, earned premiums and other were comprised of the following:

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2004         2003         2002
                                                                   --------------------------------
Gross fee income, earned premiums and other                        $3,834       $3,780       $3,324
Reinsurance assumed                                                    49           43           45
Reinsurance ceded                                                    (807)        (720)        (716)
                                                                   --------------------------------
NET FEE INCOME, EARNED PREMIUMS AND OTHER                          $3,076       $3,103       $2,653
                                                                   --------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $426, $550, and $670 for the years ended December 31, 2004, 2003 and 2002, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $133, $78, and $96 in 2004, 2003 and 2002, respectively, and accident and health premium of $230, $305, and $373, respectively, to HLA.

REINSURANCE RECAPTURE

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the GMDB feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 9. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

NOTE 7. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                                                    2004         2003         2002
                                                                   --------------------------------
BALANCE, JANUARY 1                                                 $6,088       $5,479       $5,338
Capitalization                                                      1,375        1,319          987
Amortization -- Deferred Policy Acquisitions costs                   (774)        (620)        (491)
Amortization -- Present Value of Future Profits                       (40)         (39)         (39)
Amortization -- Realized Capital Gains/(Losses)                       (12)          14            8
Adjustments to unrealized gains and losses on securities
 available-for-sale and other                                         (79)         (65)        (324)
Cumulative effect of accounting changes (SOP 03-1)                   (105)          --           --
                                                                   --------------------------------
BALANCE, DECEMBER 31                                               $6,453       $6,088       $5,479
                                                                   --------------------------------

The following table shows the carrying amount and accumulated net amortization of the present value of future profits for the years ended December 31, 2004 and 2003.

                                                          2004                             2003
                                             ---------------------------------------------------------------
                                                               Accumulated                      Accumulated
                                                Carrying           Net           Carrying           Net
                                                 Amount        Amortization       Amount        Amortization
                                             ---------------------------------------------------------------
Present value of future profits                   $608             $155            $605             $115
                                             ---------------------------------------------------------------

Net amortization expense for the years ended December 31, 2004, 2003 and 2002 was $40, $39 and $39, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------------
2005                                  $     39
2006                                  $     35
2007                                  $     31
2008                                  $     28
2009                                  $     26
----------------------------------------------

NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142, "Goodwill and Other Intangible Assets", and accordingly ceased all amortization of goodwill. As of December 31, 2004 and December 31, 2003, the carrying amount of goodwill for the Company's Retail Products segment was $119 and the Company's Individual Life segment was $67.

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2004 and 2003.

For a discussion of the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, see Note 7. Except for goodwill, the Company has no material intangible assets with indefinite useful lives.

NOTE 9. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Hartford records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by, the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2004, there were no gains or losses on transfers of assets from the general account to the separate account. The Company had recorded certain market value adjusted ("MVA") fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contract holder. Therefore, it does not meet the conditions for separate account reporting under SOP 03-1. Separate account assets and liabilities related to CRC of $11.7 billion were reclassified to, and revalued in, the general account upon adoption of SOP 03-1 on January 1, 2004.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Upon adoption of SOP 03-1, the Company recorded a liability for GMDB sold with variable annuity products of $217 and a related GMDB reinsurance recoverable asset of $108. As of December 31, 2004, the liability from GMDB sold with annuity products was $174. The reinsurance recoverable asset, related to GMDB was $64 as of December 31, 2004. During 2004, the Company incurred guaranteed death benefits of $123, and paid guaranteed death benefits of $166. Guaranteed minimum death benefits paid during 2003 were $289. Guaranteed minimum death benefits paid during 2002 were $264.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liability is recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses on the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liability as of December 31, 2004:

    - 250 stochastically generated investment performance scenarios

    - Returns, representing the Company's long-term assumptions, varied by asset class with a low of 3% for cash, a high of 11% for aggressive equities, and a weighted average of 9%

    - Volatilities also varied by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%

    - 80% of the 1983 GAM mortality table was used for mortality assumptions

    - Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

    - Discount rate of 7.5%

The following table provides details concerning GMDB exposure:

                        BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE
                                                                            Retained    Weighted Average
                                                   Account    Net Amount   Net Amount     Attained Age
Maximum anniversary value (MAV) [1]                 Value      at Risk      at Risk       of Annuitant
                                                   -----------------------------------------------------
MAV only                                           $ 61,675     $6,568       $  683            63
With 5% rollup [2]                                    4,204        575          104            62
With Earnings Protection Benefit Rider (EPB) [3]      4,849        228           67            59
With 5% rollup & EPB                                  1,499        124           21            61
Total MAV                                            72,227      7,495          875            63
Asset Protection Benefit (APB) [4]                   17,173          5            4            61
Ratchet [5] (5 years)                                    40          2           --            65
Reset [6] (5-7 years)                                 8,262        640          640            60
Return of Premium [7]/Other                           8,548         18           18            60
Total                                              $106,250     $8,160       $1,537            63
                                                   -----------------------------------------------------

[1] MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

[2] Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

[3] EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4] APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5] Ratchet: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any specified anniversary before age 85 (adjusted for withdrawals).

[6] Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

[7] Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specified percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. In certain contracts, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations are calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

As of December 31, 2004 and December 31, 2003, the embedded derivative asset recorded for GMWB, before reinsurance, was $129 and $115, respectively. During 2004 and 2003, the change in value of the GMWB, reported in realized gains was $33 and $165 was incurred, respectively. There were no payments made for the GMWB during 2004, 2003 or 2002.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                       As of
                                    December 31,
Asset type                              2004
--------------------------------------------------
Equity securities (including
 mutual funds)                        $88,782
Cash and cash equivalents               7,379
                                  ----------------
                           TOTAL      $96,161
--------------------------------------------------

As of December 31, 2004, approximately 16% of the equity securities above were invested in fixed income securities and approximately 84% were in equity securities.

The Individual Life segment sells universal life-type contracts with and without certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The cumulative effect on net income upon recording additional liabilities for universal life-type contracts and the related secondary guarantees, in accordance with SOP 03-1, was not material. As of December 31, 2004, the liability for secondary guarantees as well as the amounts incurred and paid during the year was immaterial.

NOTE 10. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon the Company's adoption of SOP 03-1, the expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Also, effective January 1, 2004, amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

Changes in deferred sales inducement activity were as follows for the year ended December 31, 2004:

Balance, beginning of period                $    198
Sales inducements deferred                       141
Amortization charged to income                   (30)
                                            --------
BALANCE AT DECEMBER 31                      $    309
----------------------------------------------------

NOTE 11. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Hartford Financial Services Group, Inc. and its consolidated subsidiaries ("The Hartford") is involved in various legal actions arising in the ordinary course of business, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint.

Two securities class actions have been filed in the United States District Court for the District of Connecticut alleging claims against The Hartford and five of its executive officers under Section 10(b) of the Securities Exchange Act and SEC Rule 10b-5. The complaints allege on behalf of a putative class of shareholders that The Hartford and the five named individual defendants, as control persons of The Hartford, "disseminated false and misleading financial statements" by concealing that "[The Hartford] was paying illegal and concealed "contingent commissions" pursuant to illegal 'contingent commission agreements." The class period alleged is November 5, 2003 through October 13, 2004, the day before the NYAG Complaint was filed. The complaints seek damages and attorneys' fees. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

In addition, three putative class actions have been filed in the same court on behalf of participants in The Hartford's 401(k) plan against The Hartford, Hartford Fire Insurance Company, The Hartford's Pension Fund Trust and Investment Committee, The Hartford's Pension Administration Committee, The Hartford's Chief Financial Officer, and John/Jane Does 1-15. The suits assert claims under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), alleging that The Hartford and the other named defendants breached their fiduciary duties to plan participants by, among other things, failing to inform them of the risk associated with investment in The Hartford's stock as a result of the activity alleged in the NYAG Complaint. The class period alleged is November 5, 2003 through the present. The complaints seek restitution of losses to the plan, declaratory and injunctive relief, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Two corporate derivative actions also have been filed in the same court. The complaints, brought in each case by a shareholder on behalf of The Hartford against its directors and an executive officer, allege that the defendants knew adverse non-public information about the activities alleged in the NYAG Complaint and concealed and misappropriated that information to make profitable stock trades, thereby breaching their fiduciary duties, abusing their control, committing gross mismanagement, wasting corporate assets, and unjustly enriching themselves. The complaints seek damages, injunctive relief, disgorgement, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Seven putative class actions also have been filed by alleged policyholders in federal district courts, one in the Southern District of New York, two in the Eastern District of Pennsylvania, three in the Northern District of Illinois, and one in the Northern District of California, against several brokers and insurers, including The Hartford. These actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act and state law, and in some cases the Racketeer Influenced and Corrupt Organizations Act ("RICO"), arising from the conduct alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. Putative class actions also have been filed in the Circuit Court for Cook County, Illinois, Chancery Division and in the Circuit Court for Seminole County, Florida, Civil Division, on behalf of a class of all persons who purchased insurance from a class of defendant insurers. These state court actions assert unjust enrichment claims and violations of state unfair trade practices acts arising from the conduct alleged in the NYAG Complaint and seek remedies including restitution of premiums, and, in the Cook County action, imposition of a constructive trust, and declaratory and injunctive relief. The class period alleged is 1994 through the present. The Hartford has removed the Cook County action to the United States District Court for the Northern District of Illinois. Pursuant to an order of the Judicial Panel on Multidistrict Litigation, it is likely that most or all of these actions will be transferred to the United States District Court for the District of New Jersey. The Hartford disputes the allegations in all of these actions and intends to defend the actions vigorously.

Additional complaints may be filed against The Hartford in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Hartford's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that The Hartford may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BANCORP SERVICES, LLC -- In the third quarter of 2003, Hartford Life Insurance Company and its affiliate International Corporate Marketing Group, LLC settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The settlement provided that The Hartford would pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The settlement resulted in the recording of a $9 after-tax benefit, in the third quarter of 2003, reflecting the Company's portion of the settlement. On March 1, 2004, the Federal Circuit Court of Appeals decided the patent appeal adversely to The Hartford, and on March 22, 2004, The Hartford paid Bancorp an additional $10 in full and final satisfaction of its obligations under the settlement. Because the charge taken in the third quarter of 2003 reflected the maximum amount payable under the settlement, the amount paid in the first quarter of 2004 had no effect on the Company's results of operations.

REINSURANCE ARBITRATION -- On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of The Hartford and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

REGULATORY DEVELOPMENTS

In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, The Hartford has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company.

On October 29, 2004, the New York Attorney General's Office informed The Hartford that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of The Hartford, of 217,074 shares of The Hartford's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Hartford has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, The Hartford has determined that Mr. Marra complied with The Hartford's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. In February 2005, the Company agreed in principle with the Boards of Directors of the mutual funds to indemnify the mutual funds for any material harm caused to the funds from frequent trading by these owners. The specific terms of the indemnification have not been determined. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC, and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict, and The Hartford's ultimate liability, if any, from any such action is not reasonably estimable at this time. If such an action is brought, it could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $36, 31, and $31 for the years ended December 31, 2004, 2003 and 2002, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $15, $12 and $10 for the years ended December 31, 2004, 2003 and 2002, respectively.

Future minimum rental commitments on all operating leases are as follows:

2005                                      $    30
2006                                           27
2007                                           24
2008                                           21
2009                                           18
-------------------------------------------------
Thereafter                                     19
-------------------------------------------------
TOTAL                                     $   139
-------------------------------------------------

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During the third quarter of 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during the third quarter of 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as other tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. During the fourth quarter of 2004, the IRS issued a Revenue Agent's Report, reflecting the adjustments computed and agreed upon in the prior quarter with respect to the Company's federal taxes for the years under examination. No additional tax adjustments were recorded, as the results reflected in the Report were included in the tax benefit recorded in the third quarter. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

UNFUNDED COMMITMENTS

At December 31, 2004, Hartford Life Insurance Company has outstanding commitments totaling $389, of which $196 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $193 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to 3 years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the fund are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer is engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state. There were no guaranty fund assessment payments or refunds in 2004 and 2003. There were guaranty fund assessment refunds of $2 in 2002.

NOTE 12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 3%, 21%, and 1% in 2004, 2003 and 2002, respectively.

Income tax expense (benefit) is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Current                     $   (34)      $    13       $     4
Deferred                         63           155            (2)
                            -----------------------------------
   INCOME TAX EXPENSE       $    29       $   168       $     2
                            -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Tax provision at the
 U.S.federal
 statutory rate             $   354       $   278       $   150
Dividends received
 deduction                     (132)          (87)          (63)
IRS audit settlement
 (See Note 11)                 (191)           --           (76)
Tax adjustment                   (2)          (21)           --
Foreign related
 investments                     (2)           (4)           (6)
Other                             2             2            (3)
                            -----------------------------------
                TOTAL       $    29       $   168       $     2
                            -----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                    2004      2003
                                   -----------------
DEFERRED TAX ASSETS
Tax basis deferred policy
 acquisition costs                 $  607    $  638
Employee benefits                      --         5
Net operating loss carryforward        --        17
Minimum tax credits                   126        80
Foreign tax credit carryovers           6        27
Other                                  36        --
                                   -----------------
        TOTAL DEFERRED TAX ASSETS     775       767
DEFERRED TAX LIABILITIES
Financial statement deferred
 policy acquisition costs and
 reserves                            (677)     (713)
Net unrealized gains on
 securities                          (669)     (535)
Employee benefits                     (16)       --
Investment related items and
 other                                (51)       (5)
                                   -----------------
TOTAL DEFERRED TAX LIABILITIES     (1,413)   (1,253)
                                   -----------------
TOTAL DEFERRED TAX
 ASSET/(LIABILITY)                 $ (638)   $ (486)
                                   -----------------

Hartford Life Insurance Company had a current tax receivable of $121 and $141 as of December 31, 2004 and 2003, respectively.
In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance sheet in this account, which for tax return purposes was $104 as of December 31, 2004. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the potential tax of $37 on such a distribution.

NOTE 13. STATUTORY RESULTS

                                  For the years ended
                                      December 31,
                            --------------------------------
                             2004         2003         2002
                            --------------------------------
Statutory net income
 (loss)                     $  536       $  801       $ (305)
                            --------------------------------
Statutory capital and
 surplus                    $3,191       $3,115       $2,354
                            --------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2004, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2005, without prior approval, is $498.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to Hartford Life Insurance Company, was $20, $19 and $10 in 2004, 2003 and 2002, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $8, $6 and $5 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 15. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2004 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2004, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(62).
During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by Hartford Life Insurance KK, a wholly owned Japanese subsidiary of HLA and subsequently reinsured to the Company. As of December 31, 2004, $522 of the account value had been assumed by the Company.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

NOTE 16. QUARTERLY RESULTS FOR 2004 AND 2003 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                        2004      2003      2004      2003      2004      2003      2004      2003
                                     ------------------------------------------------------------------------------
Revenues                              $1,394    $1,018    $1,340    $1,186    $1,453    $1,449    $1,488    $1,215
Benefits, claims and expenses [1]      1,121       888     1,097       970     1,205     1,229     1,240       987
Net income [1],[2],[3]                   181       100       180       189       395       167       209       170
                                     ------------------------------------------------------------------------------

[1] Included in the quarter ended September 30, 2003 is an after-tax benefit of $9 related to the Bancorp litigation dispute.

[2] Included in the quarter ended June 30, 2003 is a $23 tax benefit primarily related to the favorable treatment of certain tax items arising during the 1996-2000 tax years.

[3] Included in the quarter ended September 30, 2004 is a $191 tax benefit which relates to agreement with IRS on the resolution of matters pertaining to tax years prior to 2004.